UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07332

Barclays Global Investors Funds

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2007

Date of reporting period: December 31, 2007

Item 1.	Reports to Stockholders.

2007 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2007

BOND INDEX FUND

S&P 500 STOCK FUND

BARCLAYS GLOBAL INVESTORS *funds*

Management’s Discussion of Fund Performance

Bond Index Fund

Performance as of December 31, 2007

Average Annual Total Returns

One-Year 7.16%
Five-Year 4.39%
Ten-Year 5.83%

Average Annual Total Returns represent the Fund’s average annual increase or decrease in value during the time periods noted above.

Performance figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund.

The performance shown in the table and chart above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The Bond Index Fund (the “Fund”) seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers U.S. Aggregate Index (the “Index”). The Index is comprised of U.S. government securities and investment-grade corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Fund invests in a representative sample of these securities. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended December 31, 2007 (the “reporting period”), the Fund returned 7.16%, while the Index returned 6.97%.

Despite high levels of volatility, the U.S. bond market delivered solid gains for the reporting period. The bond market stumbled during the second quarter of 2007, as an expanding global economy and healthy domestic growth led to expectations that the Federal Reserve Board (the “Fed”) would not reduce short-term interest rates for the remainder of the year. In response, long-term Treasury bonds climbed above 5% and the broad U.S. bond market suffered its first quarterly decline in a year.

1

Management’s Discussion of Fund Performance (Continued)

During the second half of the year, however, the housing market had softened further and problems associated with sub-prime mortgage lenders appeared to trickle through to other areas of the economy, triggering a “flight-to-quality” that benefited bonds. High-quality U.S. government bonds, in particular, logged their best returns since 2002 as investors sought the most secure issues in the wake of a credit crunch.

In an effort to stabilize financial markets and relieve the strain caused by the slumping housing sector, the Fed reduced its overnight interest rate target three times during the second half of the year. The interest rate cuts represented the first change in the Federal Funds rate since June 2006, when the Fed made the last in a series of rate increases. By the end of the reporting period, the Fed had cut the Federal Funds rate three times, bringing the rate down from 5.25% to 4.25%.

The interest rate decreases further helped to drive down bond yields, particularly among Treasury issues. The Treasury curve lowered and steepened, with the yield on the two-year Treasury dropping 1.77% to end the year at 3.05% and the yield on the 30-year Treasury fell 0.36%, ending the year at 4.45% (Bond prices move inversely to bond yields). As is typical with Treasury bond rallies, longer-term issues outperformed shorter-term issues. The two-year and 30-year Treasuries had total returns of 7.41% and 10.14%, respectively (total return includes coupon payments and price change). Treasury inflation-protected securities (TIPS), which are longer-duration issues, were one of the strongest performing groups for the reporting period, gaining 11.63% as represented by the Lehman Brothers U.S. Treasury TIPS Index. The broad-based U.S. bond market, as represented by the Index, finished the reporting period up 6.97%.

The “flight-to-quality” was apparent within the corporate bond market, where the yield spread between investment-grade corporate bonds and Treasury bonds jumped from 0.91% to 2.03% — the widest this spread has been since 2002. The yield spread between high-yield corporate bonds and Treasury bonds, which had dipped to a record low of 2.4% mid-year, widened to 5.92% by year-end as prices for high-yield corporate bonds declined during the second half of the year. For the year, high-yield corporate bonds had a total return of only 1.87%, as measured by the Lehman Brothers U.S. Corporate High-Yield Index (total return includes coupon payments and price change). Following a sharp decline during the summer, fixed-rate agency mortgage-backed securities gained roughly 6.90% for the year, just below the return of the Index and well below the return of Treasury bonds.

The Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

2

Management’s Discussion of Fund Performance

S&P 500 Stock Fund

Performance as of December 31, 2007

Average Annual Total Returns

One-Year 5.39%
Five-Year 12.63%
Ten-Year 5.69%

Average Annual Total Returns represent the Fund’s average annual increase or decrease in value during the time periods noted above.

Performance figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund.

The performance shown in the table and chart above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The S&P 500 Stock Fund (the “Fund”) seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the S&P 500 Index (the “Index”). The Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The component stocks of the Index are weighted according to the total float-adjusted market value of their outstanding shares. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the Index. For the 12-month period ended December 31, 2007 (the “reporting period”), the Fund returned 5.39%, while the Index returned 5.49%.

Domestic equity markets, as represented by the Index, delivered gains for the reporting period, despite high levels of volatility. During the first half of the period, equity markets benefited from global economic expansion and continued strong merger activity. Although corporate earnings levels slowed, they continued to exceed many analysts’ expectations, further fueling market strength. A weakening housing market and associated concerns surrounding the sub-prime mortgage market were apparent triggers for a brief pullback in February 2007, but equity markets quickly resumed their upward climb until late July 2007, when the widely-followed Dow Jones Industrial Average reached an all-time high of 14,000.

3

Management’s Discussion of Fund Performance (Continued)

Late in the summer, however, the problems associated with the sub-prime mortgage market led to a credit crisis. As banks, mortgage lenders, and companies that securitize sub-prime loans reported substantial losses, credit conditions tightened. Because tighter credit standards threatened the supply of liquidity that had fueled market growth, markets came under pressure. Signs of a slowing economy also placed an additional strain on market strength. In an effort to relieve pressure, the Federal Reserve Board (the “Fed”) began a series of interest rate cuts, beginning in September. These interest rate cuts represented the first change in the Federal Funds rate since June 2006, when the Fed made the last in a series of rate increases. By the end of the reporting period, the Fed had cut the Federal Funds rate three times, bringing the rate from 5.25% down to 4.25%. Although the Fed’s actions appeared to help alleviate concerns surrounding the economy and the markets, volatility levels remained high through the end of the year.

In this environment, stocks of larger-capitalization companies maintained market leadership over stocks of smaller-capitalization companies, as investors tended to seek the relative safety of larger companies. Growth-oriented companies outpaced value-related shares across all market capitalizations.

Within the Index, sector performance was mostly positive for the reporting period. The energy sector was the strongest contributor to Index performance, benefiting from oil prices that reached nearly $100 per barrel during the reporting period. The information technology sector also delivered gains, driven in part by consumer-related technology companies that introduced popular products during the year. The consumer staples sector, which consists of companies that tend to fare relatively well in a slowing economic environment, delivered modest gains, as did the industrials sector. The financial services sector declined, as defaulting sub-prime loans resulted in large write-downs and a weak earnings outlook for the group. The consumer discretionary sector also declined modestly, as consumer spending power was weakened by higher energy prices and the decline in the housing market.

Among the Fund’s ten largest holdings as of December 31, 2007, performance was mostly positive for the reporting period. The strongest performer for the reporting period was technology firm Apple Inc., which introduced its popular iPhone® during the reporting period. Oil companies Chevron Corp. and Exxon Mobil Corp. delivered strong gains, benefiting from escalating oil prices. Technology firm Microsoft Corp. and telecommunications company AT&T Inc. also performed well. Financial company Bank of America Corp. declined, along with many of its peers in the financial services sector.

The Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

4

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/07)	Ending Account Value (12/31/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/07 to 12/31/07)
Bond Index
Actual	$1,000.00	$1,061.60	0.23%	$1.20
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.23	1.17
S&P 500 Stock
Actual	1,000.00	986.00	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

5

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

	Bond Index Fund	S&P 500 Stock Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$119,907,165	$330,743,821
Receivables:
Capital shares sold	11,612	352,831

Total Assets	119,918,777	331,096,652

LIABILITIES
Payables:
Capital shares redeemed	8,041,089	146,780
Administration fees (Note 2)	13,514	40,892
Accrued expenses:
Professional fees (Note 2)	17,207	17,441

Total Liabilities	8,071,810	205,113

NET ASSETS	$111,846,967	$330,891,539

Net assets consist of:
Paid-in capital	$113,332,898	$620,822,223
Undistributed net investment income	2,251	52,890
Accumulated net realized loss	(3,405,952)	(217,936,887)
Net unrealized appreciation (depreciation)	1,917,770	(72,046,687)

NET ASSETS	$111,846,967	$330,891,539

Shares outstanding(a)	11,484,980	1,885,695

Net asset value and offering price per share	$9.74	$175.47

(a)	No par value, unlimited number of shares authorized.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2007

	Bond Index Fund	S&P 500 Stock Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$—	$5,309,772
Interest	5,746,428	402,213
Expenses(a)	(87,875)	(140,758)

Net investment income allocated from corresponding Master Portfolio	5,658,553	5,571,227

FUND EXPENSES (Note 2)
Administration fees	164,673	421,611
Professional fees	17,275	17,763
Independent trustees’ fees	718	1,862

Total fund expenses	182,666	441,236
Less expense reductions (Note 2)	(17,993)	(19,625)

Net fund expenses	164,673	421,611

Net investment income	5,493,880	5,149,616

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	(166,090)	15,525,276
Net change in unrealized appreciation (depreciation)	2,512,235	(4,394,884)

Net realized and unrealized gain	2,346,145	11,130,392

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,840,025	$16,280,008

(a)	Net of investment advisory fee reductions in the amounts of $32,059 and $6,001, respectively.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Fund		S&P 500 Stock Fund
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,493,880	$8,640,496	$5,149,616	$5,080,607
Net realized gain (loss)	(166,090)	(905,036)	15,525,276	(40,366,577)
Net change in unrealized appreciation (depreciation)	2,512,235	(365,963)	(4,394,884)	75,291,837

Net increase in net assets resulting from operations	7,840,025	7,369,497	16,280,008	40,005,867

Distributions to shareholders:
From net investment income	(5,934,820)	(8,946,307)	(5,135,176)	(6,413,059)
Return of capital	—	—	—	(24,671)

Total distributions to shareholders	(5,934,820)	(8,946,307)	(5,135,176)	(6,437,730)

Capital share transactions:
Proceeds from shares sold	35,280,179	26,942,543	141,267,048	66,130,169
Net asset value of shares issued in reinvestment of dividends and distributions	5,371,180	8,512,991	4,123,108	5,040,956
Cost of shares redeemed	(34,302,036)	(134,057,398)	(96,050,373)	(143,168,811)

Net increase (decrease) in net assets resulting from capital share transactions	6,349,323	(98,601,864)	49,339,783	(71,997,686)

Increase (decrease) in net assets	8,254,528	(100,178,674)	60,484,615	(38,429,549)

NET ASSETS:
Beginning of year	103,592,439	203,771,113	270,406,924	308,836,473

End of year	$111,846,967	$103,592,439	$330,891,539	$270,406,924

Undistributed net investment income included in net assets at end of year	$2,251	$369,350	$52,890	$36,626

SHARES ISSUED AND REDEEMED:
Shares sold	3,684,740	2,824,745	809,680	422,327
Shares issued in reinvestment of dividends and distributions	560,466	897,154	23,357	31,645
Shares redeemed	(3,558,558)	(14,055,134)	(542,336)	(916,882)

Net increase (decrease) in shares outstanding	686,648	(10,333,235)	290,701	(462,910)

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Bond Index Fund
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003
Net asset value, beginning of year	$9.59	$9.64	$9.93	$10.02	$10.14

Income from investment operations:
Net investment income	0.48	0.46	0.44	0.45	0.52
Net realized and unrealized gain (loss)	0.19	(0.02)	(0.23)	(0.05)	(0.13)

Total from investment operations	0.67	0.44	0.21	0.40	0.39

Less distributions from:
Net investment income	(0.52)	(0.49)	(0.50)	(0.49)	(0.51)

Total distributions	(0.52)	(0.49)	(0.50)	(0.49)	(0.51)

Net asset value, end of year	$9.74	$9.59	$9.64	$9.93	$10.02

Total return	7.16%	4.76%	2.12%	4.05%	3.92%

Ratios/Supplemental data:
Net assets, end of year (000s)	$111,847	$103,592	$203,771	$217,013	$178,217
Ratio of expenses to average net assets(a)	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of expenses to average net assets prior to expense reductions(a)	0.28%	0.26%	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	5.00%	4.83%	4.42%	4.34%	4.09%
Portfolio turnover rate(b)	61%	57%	76%	148%	67%

(a)	These ratios include the Fund’s share of net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	S&P 500 Stock Fund
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003
Net asset value, beginning of year	$169.53	$150.07	$145.95	$134.74	$106.71

Income from investment operations:
Net investment income	3.14	3.04	2.66	3.51	1.86
Net realized and unrealized gain	5.94	20.11	4.07	10.69	28.06

Total from investment operations	9.08	23.15	6.73	14.20	29.92

Less distributions from:
Net investment income	(3.14)	(3.68)	(2.61)	(2.99)	(1.89)
Return of capital	—	(0.01)	—	—	—

Total distributions	(3.14)	(3.69)	(2.61)	(2.99)	(1.89)

Net asset value, end of year	$175.47	$169.53	$150.07	$145.95	$134.74

Total return	5.39%	15.60%	4.72%	10.67%	28.37%

Ratios/Supplemental data:
Net assets, end of year (000s)	$330,892	$270,407	$308,836	$440,365	$1,394,613
Ratio of expenses to average net assets(a)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expense reductions(a)	0.21%	0.21%	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	1.83%	1.78%	1.69%	1.63%	1.59%
Portfolio turnover rate(b)	7%	14%	10%	14%	8%

(a)	These ratios include the Fund’s share of net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2007, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Bond Index and S&P 500 Stock Funds (each, a “Fund,” collectively, the “Funds”).

Pursuant to the Trust’s organizational documents, the Funds’officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (99.99% and 11.32% for the Bond Index and S&P 500 Stock Funds, respectively, as of December 31, 2007). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Bond Index Fund are declared and distributed monthly. Distributions to shareholders from net investment income of the S&P 500 Stock Fund, if any, are declared and distributed quarterly. For each Fund, distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

As of December 31, 2007, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Accumulated Losses
Bond Index	$2,251	$4,781,686	$(6,269,868)	$(1,485,931)
S&P 500 Stock	14,440	(144,097,414)	(145,847,710)	(289,930,684)

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006, were as follows:

Fund	2007	2006
Bond Index

Distributions paid from:
Ordinary income	$5,934,820	$8,946,307

Total Distributions	$5,934,820	$8,946,307

S&P 500 Stock

Distributions paid from:
Ordinary income	$5,135,176	$6,413,059
Return of capital	–	24,671

Total Distributions	$5,135,176	$6,437,730

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2007.

The Funds had tax basis net capital loss carryforwards as of December 31, 2007, the tax year-end of the Funds, as follows:

Fund	Expiring 2008	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
Bond Index	$1,845,447	$–	$159,923	$–	$1,501,172	$2,280,081	$450,134	$6,236,757
S&P 500 Stock	–	72,553,461	–	1,601,227	21,068,838	31,394,394	18,209,354	144,827,274

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

From November 1, 2007 to December 31, 2007, the Funds incurred net realized capital losses. As permitted by tax regulations, the Bond Index and S&P 500 Stock Funds have elected to defer these losses of $33,111 and $3,072,860, respectively, and treat them as arising in the year ending December 31, 2008.

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Funds for its distribution services.

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.15% of the average daily net assets from each Fund. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGI credited administration fees of $17,993 and $19,625 for the Bond Index and S&P 500 Stock Funds, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each Fund are disclosed in detail in the Funds’ Statements of Changes in Net Assets.

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Index Fund and S&P 500 Stock Fund, each a series of Barclays Global Investors Funds (the “Funds”), at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

13

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

For corporate shareholders, 85.98% of the income dividends paid by the S&P 500 Stock Fund during the tax year ended December 31, 2007 qualified for the dividends-received deduction.

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the S&P 500 Stock Fund hereby designates a maximum amount of $4,512,036 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the tax year ended December 31, 2007.

Pursuant to Section 871(k)(1)(C) of the Code, the Bond Index Fund hereby designates the maximum allowable amount of $4,070,446 as interest-related dividends for the tax year ended December 31, 2007.

In January 2008, shareholders should have received Form 1099-DIV which includes their share of qualified dividend income distributed during the calendar year 2007. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

14

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER MEETING RESULTS (Unaudited)

The Special Meeting of Shareholders of Barclays Global Investors Funds (the “Trust”) was held on November 16, 2007. At the Special Meeting, the following matters were voted upon and approved by the shareholders. The results of the voting are presented below. Each vote represents one dollar of the value of shares outstanding on the record date for the Meeting.

Proposal 1*

	Votes For	Votes Withheld
To elect the eight nominees specified below as Trustees of the Trust.
Mary G.F. Bitterman	12,203,177,181	54,857,534
A. John Gambs	12,203,446,326	54,588,389
Lee T. Kranefuss	12,203,552,030	54,482,685
Hayne E. Leland	12,203,587,382	54,447,333
Jeffrey M. Lyons	12,204,148,710	53,886,005
Wendy Paskin-Jordan	12,197,903,596	60,131,119
Leo Soong	12,202,502,041	55,532,674
H. Michael Williams	12,202,709,434	55,325,281

Ms. Bitterman, Ms. Paskin-Jordan and Messrs. Gambs, Kranefuss and Soong previously served as Trustees of the Trust and were reelected. Messrs. Leland, Lyons and Williams were newly elected.

Proposal 2

This proposal is not applicable to the Funds in this shareholder report.

Proposal 3

	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
To approve the modification of the investment objective of the S&P 500 Stock Fund to make it identical to the investment objective of the Master Portfolio in which it invests.	115,296,275	–	20,029,989	24,285,742

Proposal 4

	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
To approve the reclassification of the investment objective of the S&P 500 Stock Fund from fundamental to non-fundamental.	113,173,748	2,101,615	20,050,901	24,285,742

*	Denotes Trust-wide proposal and voting results.
**	Broker non-votes are proxies received by the Fund from brokers or nominees, who neither has received instructions from the beneficial owner or other persons entitled to vote, nor has discretionary power to vote on a particular matter.

15

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), Barclays Foundry Investment Trust (“BFIT”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 175 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 1961	Trustee (since 2001) and Chairperson of the Board (since 2007).	Chief Executive Officer (since 2003) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 1960	Trustee and President (since 2007).	Head (since 2006) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of BFIT and MIP; Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolios and BGI, the parent company of BGFA and the administrator of the Funds and the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 1944	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

A. John Gambs, 1945	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 1941	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 1955	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (since 2001) of Maier Siebel Baber.

Leo Soong, 1946	Trustee (since 2000) and Lead Independent Trustee (since 2006).	President (since 2002) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies); Managing Director (since 1989) of CG Roxane LLC (water company).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

17

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Director (since 2007) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Eilleen M. Clavere, 1952	Secretary (since 2007).	Head (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Stephen Monroe, 1960	Executive Vice President (since 2007).	Global Head (since 2006) of Cash Management of BGI; Managing Director (1997-2006) of National Sales Manager, JP Morgan Securities, Inc.	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 1970	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI; U.S. Liquidity Manager (2000-2002) of BGI.	None.

Alan Mason, 1960	Vice President (since 2007).	Head (since 2006) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

18

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES – 21.00%

AEROSPACE & DEFENSE – 0.26%
Boeing Co. (The) 6.13%, 02/15/33	$100,000	$104,943
Lockheed Martin Corp. 6.15%, 09/01/36	100,000	103,427
United Technologies Corp. 6.10%, 05/15/12	100,000	105,459
		313,829

AGRICULTURE – 0.09%
Altria Group Inc. 7.00%, 11/04/13	100,000	111,834
		111,834

AUTO MANUFACTURERS – 0.30%
DaimlerChrysler North America Holding Corp. 7.20%, 09/01/09	350,000	360,914
		360,914

BANKS – 2.99%
Abbey National PLC 7.95%, 10/26/29	100,000	118,578
American Express Centurion Bank 5.20%, 11/26/10	200,000	202,641
Bank of America Corp. 5.49%, 03/15/19	200,000	191,115
Capital One Financial Corp. 6.75%, 09/15/17	100,000	95,912
HSBC Holdings PLC 5.25%, 12/12/12	300,000	300,247
KfW Bankengruppe 0.00%, 04/18/36	250,000	60,115
Landwirtschaftliche Rentenbank 3.88%, 03/15/10	500,000	503,954
NationsBank Corp. 7.75%, 08/15/15	250,000	282,170
Royal Bank of Scotland Group PLC 5.00%, 10/01/14	250,000	244,659
Sanwa Bank Ltd. 7.40%, 06/15/11	200,000	216,309
Swiss Bank Corp. 7.00%, 10/15/15	150,000	163,545
US Bank N.A. 6.38%, 08/01/11	250,000	262,196
Wachovia Bank N.A. 6.60%, 01/15/38	50,000	50,251
Wachovia Corp. 5.50%, 08/01/35	150,000	128,994
Wells Fargo & Co. 4.20%, 01/15/10	500,000	496,841
Wells Fargo Bank N.A. 7.55%, 06/21/10	250,000	267,202
		3,584,729

Security	Principal	Value

BEVERAGES – 0.31%
Bottling Group LLC 4.63%, 11/15/12	$100,000	$100,319
Coca-Cola Enterprises Inc. 8.50%, 02/01/22	100,000	125,393
Diageo Capital PLC 5.20%, 01/30/13	150,000	150,685
		376,397

BUILDING MATERIALS – 0.17%
Masco Corp. 5.88%, 07/15/12	200,000	205,009
		205,009

CHEMICALS – 0.17%
Dow Chemical Co. (The) 6.00%, 10/01/12	100,000	103,952
Du Pont (E.I.) de Nemours and Co. 6.88%, 10/15/09	100,000	104,510
		208,462

COMPUTERS – 0.21%
International Business Machines Corp. 4.75%, 11/29/12	250,000	251,837
		251,837

COSMETICS & PERSONAL CARE – 0.31%
Procter & Gamble Co. (The) 6.88%, 09/15/09	350,000	366,453
		366,453

DIVERSIFIED FINANCIAL SERVICES – 4.01%
Bear Stearns Companies Inc. (The) 5.70%, 11/15/14	200,000	189,660
CIT Group Funding Co. of Canada 4.65%, 07/01/10	250,000	237,755
Citigroup Inc. 5.00%, 09/15/14	177,000	168,653
5.30%, 10/17/12	250,000	253,252
6.63%, 06/15/32	100,000	100,660
8.30%, 12/21/57	50,000	52,210
Credit Suisse First Boston USA Inc. 4.70%, 06/01/09	250,000	250,084
6.50%, 01/15/12	100,000	105,421
Credit Suisse USA Inc. 6.13%, 11/15/11	250,000	260,135
General Electric Capital Corp. 6.75%, 03/15/32	250,000	283,846
Goldman Sachs Group Inc. (The) 6.13%, 02/15/33	200,000	196,556
6.88%, 01/15/11	400,000	424,242
Household Finance Corp. 8.00%, 07/15/10	250,000	266,468

19

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Principal	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
HSBC Finance Corp. 5.50%, 01/19/16	$100,000	$97,593
International Lease Finance Corp. 5.45%, 03/24/11	250,000	251,936
John Deere Capital Corp. 7.00%, 03/15/12	150,000	163,333
JP Morgan Chase Capital XVIII 6.95%, 08/17/36	100,000	94,985
JPMorgan Chase & Co. 5.13%, 09/15/14	250,000	245,045
Lehman Brothers Holdings Inc. 4.80%, 03/13/14	150,000	139,605
6.50%, 07/19/17	100,000	101,186
Merrill Lynch & Co. Inc. 6.05%, 08/15/12	200,000	203,839
6.11%, 01/29/37	100,000	88,319
Morgan Stanley 4.75%, 04/01/14	450,000	421,584
National Rural Utilities Cooperative Finance Corp. 7.25%, 03/01/12	200,000	216,697
		4,813,064

ELECTRIC – 1.57%
Alabama Power Co. Series Q 5.50%, 10/15/17(a)	100,000	101,243
Arizona Public Service Co. 6.50%, 03/01/12	100,000	104,043
Cincinnati Gas & Electric Co. 5.70%, 09/15/12	100,000	103,954
Consumers Energy Co. 5.00%, 02/15/12	150,000	148,899
Indiana Michigan Power Co. 6.05%, 03/15/37	100,000	93,986
MidAmerican Energy Holdings Co. 6.13%, 04/01/36	100,000	99,762
Northern States Power Co. 8.00%, 08/28/12	100,000	112,313
Oncor Electric Delivery Co. 6.38%, 05/01/12	150,000	156,152
Ontario Hydro Canada 7.45%, 03/31/13	150,000	173,698
Pacific Gas and Electric Co. 6.05%, 03/01/34	100,000	99,834
Pepco Holdings Inc. 6.45%, 08/15/12	100,000	104,650
Public Service Electric & Gas Co. 5.13%, 09/01/12	100,000	100,717
Southern California Edison Co. 5.00%, 01/15/16	200,000	195,424
Toledo Edison Co. 6.15%, 05/15/37	100,000	93,184
Virginia Electric and Power Co. 4.75%, 03/01/13	200,000	194,341
		1,882,200

Security	Principal	Value

ENVIRONMENTAL CONTROL – 0.09%
Waste Management Inc. 7.00%, 07/15/28	$100,000	$106,090
		106,090

FOOD – 0.97%
Archer-Daniels-Midland Co. 8.38%, 04/15/17	150,000	181,242
Kellogg Co. 6.60%, 04/01/11	250,000	264,915
Kraft Foods Inc. 5.63%, 11/01/11	150,000	153,401
Safeway Inc. 7.50%, 09/15/09	285,000	299,194
Unilever Capital Corp. 7.13%, 11/01/10	250,000	268,111
		1,166,863

FOREST PRODUCTS & PAPER – 0.09%
MeadWestvaco Corp. 6.85%, 04/01/12	100,000	105,624
		105,624

HEALTH CARE - SERVICES – 0.33%
Aetna Inc. 6.75%, 12/15/37	50,000	49,875
UnitedHealth Group Inc. 3.75%, 02/10/09	100,000	98,803
WellPoint Inc. 5.25%, 01/15/16	250,000	242,044
		390,722

INSURANCE – 0.87%
Allstate Corp. (The) 7.20%, 12/01/09	250,000	263,541
American International Group Inc. 6.25%, 03/15/37	100,000	89,442
Berkshire Hathaway Finance Corp. 5.10%, 07/15/14	100,000	102,243
Hartford Financial Services Group Inc. 6.10%, 10/01/41	100,000	94,936
ING Capital Funding Trust III 8.44%, 06/30/49	100,000	105,945
MetLife Inc. 5.38%, 12/15/12 5.70%, 06/15/35	200,000 100,000	201,583 91,315
Travelers Property Casualty Corp. 6.38%, 03/15/33	100,000	98,912
		1,047,917

MACHINERY – 0.21%
Caterpillar Inc. 5.70%, 08/15/16	250,000	254,063
		254,063

20

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Principal	Value

MANUFACTURING – 0.34%
General Electric Co. 5.00%, 02/01/13	$100,000	$101,272
5.25%, 12/06/17	100,000	99,787
Tyco International Group SA 6.38%, 10/15/11	200,000	206,979
		408,038

MEDIA – 1.09%
AOL Time Warner Inc. 6.88%, 05/01/12	350,000	368,553
Comcast Corp. 6.45%, 03/15/37	100,000	101,818
Cox Communications Inc. 5.50%, 10/01/15	100,000	97,880
News America Inc. 6.20%, 12/15/34	100,000	98,579
TCI Communications Inc. 8.75%, 08/01/15	200,000	232,641
Time Warner Cable Inc. 6.55%, 05/01/37	100,000	102,070
Viacom Inc. 5.63%, 08/15/12	200,000	199,385
6.88%, 04/30/36	100,000	100,273
		1,301,199

MINING – 0.41%
Alcan Inc. 4.88%, 09/15/12	150,000	147,674
Alcoa Inc. 5.90%, 02/01/27	150,000	141,639
BHP Billiton Finance (USA) Ltd. 4.80%, 04/15/13	100,000	97,458
Vale Overseas Ltd. 6.88%, 11/21/36	100,000	101,161
		487,932

MULTI-NATIONAL – 0.76%
European Investment Bank 4.88%, 02/16/16	250,000	257,435
International Bank for Reconstruction & Development 4.13%, 08/12/09	650,000	656,228
		913,663

OIL & GAS – 1.09%
Alberta Energy Co. Ltd. 7.38%, 11/01/31	100,000	110,360
Anadarko Petroleum Corp. 6.45%, 09/15/36	100,000	101,834
Apache Corp. 6.00%, 01/15/37	100,000	99,182
Burlington Resources Finance Co. 7.20%, 08/15/31	100,000	115,878

Security	Principal	Value

OIL & GAS (Continued)
Canadian Natural Resources Ltd. 5.70%, 05/15/17	$250,000	$248,478
Devon Financing Corp. ULC 6.88%, 09/30/11	250,000	267,723
Enterprise Products Operating LP 5.60%, 10/15/14	200,000	199,599
Marathon Oil Corp. 6.13%, 03/15/12	150,000	159,099
		1,302,153

PHARMACEUTICALS – 0.70%
Abbott Laboratories 5.60%, 11/30/17	150,000	154,113
AstraZeneca PLC 5.90%, 09/15/17	200,000	210,011
Lilly (Eli) and Co. 5.50%, 03/15/27	50,000	48,701
Merck & Co. Inc. 5.95%, 12/01/28	100,000	102,335
Pharmacia Corp. 6.50%, 12/01/18	150,000	168,331
Wyeth 5.50%, 03/15/13	150,000	154,278
		837,769

PIPELINES – 0.31%
Kinder Morgan Energy Partners LP 6.50%, 02/01/37	100,000	98,835
Tennessee Gas Pipeline Co. 7.50%, 04/01/17	100,000	109,145
TransCanada PipeLines Ltd. 6.20%, 10/15/37	50,000	49,645
Williams Companies Inc. (The) 7.63%, 07/15/19	100,000	108,375
		366,000

REAL ESTATE INVESTMENT TRUSTS – 0.41%
Boston Properties LP 6.25%, 01/15/13	200,000	200,879
Health Care Property Investors Inc. 6.00%, 01/30/17	100,000	94,170
Simon Property Group LP 5.63%, 08/15/14	200,000	195,664
		490,713

RETAIL – 0.36%
Home Depot Inc. 5.88%, 12/16/36	100,000	84,390
May Department Stores Co. (The) 6.65%, 07/15/24	125,000	115,467
Penney (J.C.) Corp. Inc. 6.38%, 10/15/36	50,000	44,681

21

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Principal	Value

RETAIL (Continued)
Target Corp. 6.50%, 10/15/37	$100,000	$100,510
Wal-Mart Stores Inc. 5.25%, 09/01/35	100,000	88,701
		433,749

SAVINGS & LOANS – 0.19%
Washington Mutual Bank 5.65%, 08/15/14	250,000	220,650
		220,650

TELECOMMUNICATIONS – 1.99%
AT&T Wireless Services Inc. 7.88%, 03/01/11	250,000	270,742
BellSouth Corp. 6.88%, 10/15/31	150,000	159,922
British Telecom PLC 8.63%, 12/15/10	250,000	274,337
Deutsche Telekom International Finance AG 8.25%, 06/15/30	100,000	124,775
Embarq Corp. 7.08%, 06/01/16	100,000	103,038
France Telecom SA 7.75%, 03/01/11	150,000	161,224
Motorola Inc. 7.63%, 11/15/10	16,000	17,138
SBC Communications Inc. 5.10%, 09/15/14	300,000	296,896
Sprint Capital Corp. 6.88%, 11/15/28	100,000	94,836
8.38%, 03/15/12	150,000	162,454
Telecom Italia Capital SA 5.25%, 11/15/13	150,000	148,249
Telefonica Europe BV 8.25%, 09/15/30	50,000	61,738
Verizon Global Funding Corp. 4.38%, 06/01/13	250,000	241,700
Verizon Pennsylvania Inc. 5.65%, 11/15/11	150,000	153,912
Vodafone Group PLC 7.88%, 02/15/30	100,000	117,818
		2,388,779

TRANSPORTATION – 0.40%
Burlington Northern Santa Fe Corp. 7.13%, 12/15/10	250,000	265,170
Norfolk Southern Corp. 7.70%, 05/15/17	150,000	169,860
Union Pacific Corp. 6.15%, 05/01/37	50,000	48,157
		483,187

TOTAL CORPORATE BONDS & NOTES
(Cost: $25,022,747)		25,179,839

Security	Principal	Value

ASSET-BACKED SECURITIES – 0.87%
Connecticut RRB Special Purpose Trust CL&P Series 2001-1 Class A5 6.21%, 12/30/11	$1,000,000	$1,047,368

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,033,242)		1,047,368

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.56%

MORTGAGE-BACKED SECURITIES – 5.56%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2 7.29%, 09/15/41	650,820	670,428
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2 5.42%, 05/15/36	1,000,000	1,021,920
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.44%, 01/10/17	1,000,000	1,005,904
JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2 7.37%, 08/15/32	735,726	768,302
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5 4.88%, 01/15/42	500,000	494,453
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2 5.02%, 08/12/37	210,000	209,890
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4 4.37%, 03/15/36	500,000	484,421
LB-UBS Commercial Mortgage Trust Series 2005-C5 Class A2 4.89%, 09/15/40	1,000,000	997,919
Morgan Stanley Capital I Series 2006-HQ8 Class A4 5.39%, 03/12/44	1,000,000	1,009,744
		6,662,981

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $6,776,023)		6,662,981

22

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b) – 1.57%
British Columbia (Province of) 6.50%, 01/15/26	$100,000	$117,789
Finland (Republic of) 6.95%, 02/15/26	100,000	121,136
Hydro-Quebec 6.30%, 05/11/11	150,000	160,623
Israel (State of) 4.63%, 06/15/13	100,000	98,537
Italy (Republic of) 6.88%, 09/27/23	200,000	238,741
Nova Scotia (Province of) 5.75%, 02/27/12	150,000	159,937
Ontario (Province of) 5.00%, 10/18/11	500,000	516,695
Quebec (Province of) 6.13%, 01/22/11	150,000	158,626
United Mexican States 8.13%, 12/30/19	250,000	304,625

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,775,073)		1,876,709

MUNICIPAL DEBT OBLIGATIONS – 0.31%

ILLINOIS – 0.16%
Illinois State 5.10%, 06/01/33	200,000	194,258
		194,258

NEW JERSEY – 0.15%
New Jersey State Turnpike Authority 4.25%, 01/01/16	190,000	181,735
		181,735

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $372,168)		375,993

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 70.20%

MORTGAGE-BACKED SECURITIES – 38.99%
Federal Home Loan Mortgage Corp. 4.00%, 05/01/19	675,552	649,775
4.50%, 04/01/18	1,009,454	992,620
4.50%, 11/01/18	783,667	770,599
4.50%, 01/01/19	139,556	137,229
4.50%, 02/01/19	801,458	788,093
5.00%, 10/01/18	1,180,909	1,183,817
5.00%, 02/01/34	662,134	647,032
5.00%, 08/01/35	866,325	845,822
5.50%, 04/01/33	1,713,400	1,712,909

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
5.50%, 10/01/35	$3,862,957	$3,856,480
5.50%, 03/01/37	966,163	964,290
6.00%, 08/01/34	3,612,069	3,671,536
6.00%, 04/01/36	918,575	932,979
6.50%, 06/01/31	253,118	261,752
8.00%, 12/01/24	709,584	757,086
Federal National Mortgage Association 4.04%, 10/01/36	3,494,327	3,514,400
5.00%, 01/01/19	3,008,486	3,016,008
5.00%, 11/01/33	5,551,257	5,424,711
5.50%, 07/01/33	3,891,149	3,894,115
5.50%, 12/01/33	798,965	799,557
5.50%, 03/01/34	77,422	77,426
5.50%, 10/01/35	1,513,594	1,512,671
5.85%, 11/01/36(c)	803,906	815,869
6.00%, 07/01/37	1,841,620	1,870,273
6.00%, 12/01/37	999,046	1,014,590
6.00%, 01/01/38(d)	1,000,000	1,015,312
6.50%, 11/01/37	999,122	1,027,033
7.00%, 02/01/32	178,867	188,310
Government National Mortgage Association 5.50%, 12/15/32	717,288	723,342
6.00%, 03/15/35	709,687	727,161
6.00%, 01/01/38(d)	1,000,000	1,023,750
6.50%, 09/15/36	884,017	913,191
7.50%, 12/15/23	955,249	1,018,528
		46,748,266

U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.55%
Federal Home Loan Bank 3.75%, 08/18/09	1,000,000	1,002,568
5.00%, 09/18/09	2,500,000	2,558,530
Federal Home Loan Mortgage Corp. 4.88%, 08/16/10	750,000	773,457
5.00%, 06/11/09(a)	2,000,000	2,037,158
6.25%, 07/15/32	320,000	381,274
Federal National Mortgage Association 3.38%, 12/15/08	750,000	745,476
4.38%, 09/15/12	500,000	510,195
4.63%, 10/15/13(a)	2,000,000	2,058,778
5.38%, 11/15/11	500,000	528,440
6.25%, 02/01/11	500,000	535,542
7.25%, 01/15/10(a)	500,000	535,875
Financing Corp. 8.60%, 09/26/19	200,000	270,535
Tennessee Valley Authority 6.25%, 12/15/17	400,000	453,086
7.13%, 05/01/30	200,000	260,239
		12,651,153

23

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS – 20.66%
U.S. Treasury Bonds 4.50%, 02/15/36(a)	$400,000	$402,031
4.75%, 02/15/37(a)	1,200,000	1,255,874
5.00%, 05/15/37(a)	900,000	980,930
6.13%, 11/15/27(a)	600,000	726,610
6.25%, 08/15/23(a)	1,200,000	1,436,719
7.25%, 05/15/16(a)	1,000,000	1,229,688
7.63%, 02/15/25(a)	350,000	479,883
8.00%, 11/15/21(a)	400,000	547,438
8.13%, 05/15/21	500,000	686,953
8.75%, 05/15/17	500,000	680,234
8.75%, 05/15/20	500,000	709,609
12.50%, 08/15/14	400,000	458,562
U.S. Treasury Notes 3.13%, 04/15/09(a)	1,500,000	1,500,704
3.63%, 07/15/09	1,300,000	1,310,360
4.00%, 02/15/15(a)	400,000	405,656
4.25%, 11/15/14(a)	1,700,000	1,753,790
4.25%, 08/15/15	1,150,000	1,180,367
4.38%, 08/15/12(a)	500,000	521,797
4.50%, 02/15/09(a)	1,000,000	1,015,078
4.50%, 11/15/10(a)	500,000	519,883
4.50%, 02/28/11(a)	250,000	260,410
4.50%, 05/15/17(a)	750,000	777,363
4.63%, 10/31/11(a)	750,000	785,977
4.63%, 11/15/16(a)	250,000	261,817
4.75%, 02/15/10(a)	500,000	517,266
4.88%, 01/31/09	1,000,000	1,017,734
4.88%, 06/30/12	650,000	689,406
4.88%, 08/15/16(a)	1,000,000	1,064,844
5.13%, 05/15/16(a)	250,000	270,586
5.75%, 08/15/10	600,000	640,219
6.00%, 08/15/09	300,000	313,711
6.50%, 02/15/10(a)	350,000	374,254
		24,775,753

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $82,421,035)		84,175,172

Security	Shares	Value

SHORT-TERM INVESTMENTS – 18.20%

MONEY MARKET FUNDS – 18.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.84%(e)(f)	2,277,150	$2,277,150
BGI Cash Premier Fund LLC 4.90%(e)(f)(g)	19,545,083	19,545,083
		21,822,233

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,822,233)		21,822,233

TOTAL INVESTMENTS IN SECURITIES – 117.71%
(Cost: $139,222,521)		141,140,295

Other Assets, Less Liabilities – (17.71)%		(21,232,892)

NET ASSETS – 100.00%		$119,907,403

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	Investments are denominated in U.S. dollars.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	To-be-announced (TBA). See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

24

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Shares	Value

COMMON STOCKS – 95.80%

ADVERTISING – 0.14%
Interpublic Group of Companies Inc. (The)(a)(b)	101,318	$821,689
Omnicom Group Inc.	71,357	3,391,598
		4,213,287

AEROSPACE & DEFENSE – 2.25%
Boeing Co. (The)	169,302	14,807,153
General Dynamics Corp.	87,566	7,792,498
Goodrich Corp.	26,892	1,898,844
L-3 Communications Holdings Inc.(b)	27,125	2,873,622
Lockheed Martin Corp.	74,951	7,889,342
Northrop Grumman Corp.	74,138	5,830,212
Raytheon Co.(b)	94,337	5,726,256
Rockwell Collins Inc.	35,843	2,579,621
United Technologies Corp.	214,258	16,399,307
		65,796,855

AGRICULTURE – 2.00%
Altria Group Inc.	456,190	34,478,840
Archer-Daniels-Midland Co.	138,764	6,442,813
Monsanto Co.	117,787	13,155,630
Reynolds American Inc.	36,780	2,426,009
UST Inc.(b)	34,206	1,874,489
		58,377,781

AIRLINES – 0.07%
Southwest Airlines Co.(b)	165,279	2,016,404
		2,016,404

APPAREL – 0.37%
Coach Inc.(a)	80,281	2,454,993
Jones Apparel Group Inc.	23,176	370,584
Liz Claiborne Inc.(b)	21,450	436,507
Nike Inc. Class B(b)	83,378	5,356,203
Polo Ralph Lauren Corp.(b)	12,742	787,328
VF Corp.(b)	19,030	1,306,600
		10,712,215

AUTO MANUFACTURERS – 0.36%
Ford Motor Co.(a)(b)	452,029	3,042,153
General Motors Corp.	121,838	3,032,548
PACCAR Inc.(b)	80,339	4,376,869
		10,451,570

AUTO PARTS & EQUIPMENT – 0.20%
Goodyear Tire & Rubber Co. (The)(a)(b)	47,167	1,331,053
Johnson Controls Inc.(b)	128,054	4,615,066
		5,946,119

Security	Shares	Value

BANKS – 5.05%
Bank of America Corp.	961,733	$39,681,104
Bank of New York Mellon Corp. (The)	245,723	11,981,453
BB&T Corp.(b)	118,932	3,647,644
Comerica Inc.	33,352	1,451,813
Commerce Bancorp Inc.	41,275	1,574,228
Discover Financial Services LLC	107,447	1,620,301
Fifth Third Bancorp(b)	116,567	2,929,329
First Horizon National Corp.(b)	26,140	474,441
Huntington Bancshares Inc.(b)	78,890	1,164,416
KeyCorp	83,864	1,966,611
M&T Bank Corp.(b)	16,166	1,318,661
Marshall & Ilsley Corp.(b)	57,217	1,515,106
National City Corp.(b)	136,212	2,242,050
Northern Trust Corp.	41,221	3,156,704
PNC Financial Services Group Inc. (The)(b)	74,134	4,866,897
Regions Financial Corp.(b)	152,282	3,601,469
State Street Corp.	84,153	6,833,224
SunTrust Banks Inc.(b)	75,269	4,703,560
Synovus Financial Corp.(b)	70,296	1,692,728
U.S. Bancorp(b)	372,849	11,834,227
Wachovia Corp.(b)	425,986	16,200,248
Wells Fargo & Co.	729,199	22,014,518
Zions Bancorporation(b)	23,135	1,080,173
		147,550,905

BEVERAGES – 2.33%
Anheuser-Busch Companies Inc.	161,796	8,468,403
Brown-Forman Corp. Class B	18,568	1,376,074
Coca-Cola Co. (The)	429,992	26,388,609
Coca-Cola Enterprises Inc.	61,213	1,593,374
Constellation Brands Inc. Class A(a)(b)	43,465	1,027,513
Molson Coors Brewing Co. Class B	29,267	1,510,763
Pepsi Bottling Group Inc.	30,076	1,186,799
PepsiCo Inc.	349,188	26,503,369
		68,054,904

BIOTECHNOLOGY – 0.80%
Amgen Inc.(a)	234,720	10,900,397
Biogen Idec Inc.(a)	62,055	3,532,171
Celgene Corp.(a)	82,531	3,813,758
Genzyme Corp.(a)	56,824	4,229,979
Millipore Corp.(a)(b)	11,847	866,963
		23,343,268

BUILDING MATERIALS – 0.12%
Masco Corp.(b)	82,579	1,784,532
Trane Inc.	36,381	1,699,357
		3,483,889

25

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Shares	Value

CHEMICALS – 1.35%
Air Products and Chemicals Inc.	46,570	$4,593,199
Ashland Inc.	13,102	621,428
Dow Chemical Co. (The)	205,077	8,084,135
Du Pont (E.I.) de Nemours and Co.	198,727	8,761,873
Eastman Chemical Co.	17,744	1,083,981
Ecolab Inc.	37,267	1,908,443
Hercules Inc.(b)	24,416	472,450
International Flavors & Fragrances Inc.(b)	17,476	841,120
PPG Industries Inc.	35,261	2,476,380
Praxair Inc.	68,987	6,119,837
Rohm & Haas Co.(b)	29,442	1,562,487
Sherwin-Williams Co. (The)(b)	23,154	1,343,858
Sigma-Aldrich Corp.(b)	27,903	1,523,504
		39,392,695

COAL – 0.22%
CONSOL Energy Inc.	39,167	2,801,224
Peabody Energy Corp.(b)	57,142	3,522,233
		6,323,457

COMMERCIAL SERVICES – 0.64%
Apollo Group Inc. Class A(a)	30,527	2,141,469
Block (H & R) Inc.(b)	69,852	1,297,152
Convergys Corp.(a)(b)	28,872	475,233
Donnelley (R.R.) & Sons Co.	47,709	1,800,538
Equifax Inc.(b)	29,659	1,078,401
McKesson Corp.	63,793	4,179,079
Monster Worldwide Inc.(a)(b)	28,491	923,108
Moody’s Corp.(b)	49,034	1,750,514
Robert Half International Inc.	35,459	958,811
Western Union Co.	166,420	4,040,678
		18,644,983

COMPUTERS – 4.61%
Affiliated Computer Services Inc. Class A(a)(b)	23,293	1,050,514
Apple Inc.(a)	189,621	37,560,128
Cognizant Technology Solutions Corp.(a)(b)	62,098	2,107,606
Computer Sciences Corp.(a)	37,352	1,847,803
Dell Inc.(a)	490,642	12,025,635
Electronic Data Systems Corp.	109,517	2,270,287
EMC Corp.(a)	452,826	8,390,866
Hewlett-Packard Co.	557,864	28,160,975
International Business Machines Corp.	298,329	32,249,365
Lexmark International Inc. Class A(a)(b)	20,625	718,987
Network Appliance Inc.(a)(b)	78,063	1,948,452
SanDisk Corp.(a)(b)	48,928	1,622,942
Sun Microsystems Inc.(a)	186,967	3,389,712
Teradata Corp.(a)	38,095	1,044,184
Unisys Corp.(a)(b)	75,179	355,597
		134,743,053

Security	Shares	Value

COSMETICS & PERSONAL CARE – 2.16%
Avon Products Inc.(b)	93,458	$3,694,395
Colgate-Palmolive Co.	110,086	8,582,305
Estee Lauder Companies Inc. (The) Class A(b)	26,654	1,162,381
Procter & Gamble Co. (The)	674,592	49,528,545
		62,967,626

DISTRIBUTION & WHOLESALE – 0.10%
Genuine Parts Co.(b)	36,449	1,687,589
Grainger (W.W.) Inc.	15,550	1,360,936
		3,048,525

DIVERSIFIED FINANCIAL SERVICES – 6.34%
American Express Co.	255,517	13,291,994
Ameriprise Financial Inc.	50,536	2,785,039
Bear Stearns Companies Inc. (The)(b)	25,025	2,208,456
Capital One Financial Corp.	87,983	4,158,077
CIT Group Inc.(b)	41,335	993,280
Citigroup Inc.	1,080,938	31,822,815
CME Group Inc.(b)	11,709	8,032,374
Countrywide Financial Corp.(b)	124,041	1,108,927
E*TRADE Financial Corp.(a)(b)	89,103	316,316
Federal Home Loan Mortgage Corp.	140,351	4,781,759
Federal National Mortgage Association	210,048	8,397,719
Federated Investors Inc. Class B(b)	18,897	777,801
Franklin Resources Inc.	35,036	4,009,169
Goldman Sachs Group Inc. (The)	87,147	18,740,962
IntercontinentalExchange Inc.(a)(b)	14,899	2,868,057
Janus Capital Group Inc.(b)	37,504	1,232,006
JPMorgan Chase & Co.	731,348	31,923,340
Legg Mason Inc.(b)	28,507	2,085,287
Lehman Brothers Holdings Inc.(b)	114,539	7,495,432
Merrill Lynch & Co. Inc.	186,104	9,990,063
Morgan Stanley	227,989	12,108,496
NYSE Euronext Inc.	56,914	4,995,342
Rowe (T.) Price Group Inc.(b)	57,098	3,476,126
Schwab (Charles) Corp. (The)	207,794	5,309,137
SLM Corp.	112,130	2,258,298
		185,166,272

ELECTRIC – 3.21%
AES Corp. (The)(a)	143,907	3,078,171
Allegheny Energy Inc.	35,670	2,268,969
Ameren Corp.(b)	44,627	2,419,230
American Electric Power Co. Inc.	86,161	4,011,656
CenterPoint Energy Inc.(b)	68,969	1,181,439
CMS Energy Corp.(b)	47,137	819,241
Consolidated Edison Inc.(b)	58,302	2,848,053
Constellation Energy Group Inc.	38,886	3,986,982
Dominion Resources Inc.(b)	125,547	5,957,205
DTE Energy Co.(b)	37,106	1,631,180
Duke Energy Corp.(b)	271,787	5,481,944
Dynegy Inc. Class A(a)	106,766	762,309

26

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Shares	Value

ELECTRIC (Continued)
Edison International	70,191	$3,746,094
Entergy Corp.	42,703	5,103,863
Exelon Corp.	145,159	11,850,781
FirstEnergy Corp.	66,492	4,810,031
FPL Group Inc.	87,762	5,948,508
Integrys Energy Group Inc.	16,195	837,120
Pepco Holdings Inc.	41,070	1,204,583
PG&E Corp.(b)	76,096	3,278,977
Pinnacle West Capital Corp.(b)	21,602	916,141
PPL Corp.	82,550	4,300,029
Progress Energy Inc.(b)	55,693	2,697,212
Public Service Enterprise Group Inc.	54,830	5,386,499
Southern Co. (The)(b)	163,189	6,323,574
TECO Energy Inc.(b)	44,703	769,339
Xcel Energy Inc.	90,153	2,034,753
		93,653,883

ELECTRICAL COMPONENTS & EQUIPMENT – 0.36%
Emerson Electric Co.	170,999	9,688,803
Molex Inc.(b)	30,073	820,993
		10,509,796

ELECTRONICS – 0.57%
Agilent Technologies Inc.(a)	85,490	3,140,903
Applied Biosystems Group	38,887	1,319,047
Jabil Circuit Inc.(b)	44,615	681,271
PerkinElmer Inc.	25,769	670,509
Thermo Fisher Scientific Inc.(a)	91,992	5,306,099
Tyco Electronics Ltd.	107,109	3,976,957
Waters Corp.(a)	21,506	1,700,479
		16,795,265

ENGINEERING & CONSTRUCTION – 0.18%
Fluor Corp.	18,992	2,767,514
Jacobs Engineering Group Inc.(a)(b)	25,758	2,462,722
		5,230,236

ENTERTAINMENT – 0.11%
International Game Technology Inc.(b)	71,658	3,147,936
		3,147,936

ENVIRONMENTAL CONTROL – 0.15%
Allied Waste Industries Inc.(a)(b)	62,082	684,144
Waste Management Inc.	111,828	3,653,421
		4,337,565

FOOD – 1.69%
Campbell Soup Co.(b)	48,189	1,721,793
ConAgra Foods Inc.(b)	106,386	2,530,923
Dean Foods Co.(b)	28,079	726,123
General Mills Inc.	72,073	4,108,161
Heinz (H.J.) Co.	68,793	3,211,257
Hershey Co. (The)(b)	36,106	1,422,576
Kellogg Co.	57,104	2,993,963

Security	Shares	Value

FOOD (Continued)
Kraft Foods Inc.(b)	340,504	$11,110,646
Kroger Co. (The)	152,477	4,072,661
McCormick & Co. Inc. NVS(b)	27,768	1,052,685
Safeway Inc.(b)	94,527	3,233,769
Sara Lee Corp.	156,229	2,509,038
SUPERVALU Inc.	45,086	1,691,627
Sysco Corp.	131,450	4,102,554
Tyson Foods Inc. Class A(b)	59,098	905,972
Whole Foods Market Inc.(b)	29,584	1,207,027
Wrigley (Wm.) Jr. Co.(b)	46,818	2,741,194
		49,341,969

FOREST PRODUCTS & PAPER – 0.32%
International Paper Co.(b)	94,917	3,073,412
MeadWestvaco Corp.	38,906	1,217,758
Plum Creek Timber Co. Inc.(b)	37,486	1,725,855
Weyerhaeuser Co.	46,470	3,426,698
		9,443,723

GAS – 0.17%
Nicor Inc.(b)	9,693	410,499
NiSource Inc.	57,888	1,093,504
Sempra Energy	56,857	3,518,311
		5,022,314

HAND & MACHINE TOOLS – 0.08%
Black & Decker Corp. (The)	14,937	1,040,362
Snap-On Inc.(b)	12,487	602,373
Stanley Works (The)(b)	17,276	837,540
		2,480,275

HEALTH CARE - PRODUCTS – 3.06%
Bard (C.R.) Inc.(b)	22,190	2,103,612
Baxter International Inc.	139,164	8,078,470
Becton, Dickinson and Co.	52,459	4,384,523
Boston Scientific Corp.(a)(b)	287,341	3,341,776
Covidien Ltd.	107,136	4,745,054
Johnson & Johnson	624,310	41,641,477
Medtronic Inc.	244,935	12,312,882
Patterson Companies Inc.(a)(b)	29,388	997,723
St. Jude Medical Inc.(a)	73,809	2,999,598
Stryker Corp.(b)	52,404	3,915,627
Varian Medical Systems Inc.(a)	27,054	1,411,137
Zimmer Holdings Inc.(a)	50,851	3,363,794
		89,295,673

HEALTH CARE - SERVICES – 1.46%
Aetna Inc.	110,928	6,403,873
Coventry Health Care Inc.(a)	33,661	1,994,414
Humana Inc.(a)	36,250	2,729,987
Laboratory Corp. of America Holdings(a)(b)	26,145	1,974,732
Quest Diagnostics Inc.	33,696	1,782,518
Tenet Healthcare Corp.(a)(b)	98,017	497,926
UnitedHealth Group Inc.	283,378	16,492,600
WellPoint Inc.(a)	123,364	10,822,724
		42,698,774

27

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Shares	Value

HOLDING COMPANIES - DIVERSIFIED – 0.06%
Leucadia National Corp.(b)	35,322	$1,663,666
		1,663,666

HOME BUILDERS – 0.09%
Centex Corp.(b)	24,870	628,216
Horton (D.R.) Inc.	57,782	760,989
KB Home(b)	16,211	350,158
Lennar Corp. Class A(b)	28,938	517,701
Pulte Homes Inc.(b)	44,299	466,911
		2,723,975

HOME FURNISHINGS – 0.08%
Harman International Industries Inc.	13,990	1,031,203
Whirlpool Corp.(b)	16,685	1,361,997
		2,393,200

HOUSEHOLD PRODUCTS & WARES – 0.41%
Avery Dennison Corp.(b)	22,871	1,215,365
Clorox Co. (The)(b)	31,343	2,042,623
Fortune Brands Inc.(b)	32,939	2,383,466
Kimberly-Clark Corp.	91,822	6,366,937
		12,008,391

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.(b)	59,553	1,541,232
		1,541,232

INSURANCE – 4.29%
ACE Ltd.(b)	70,901	4,380,264
Aflac Inc.(b)	105,395	6,600,889
Allstate Corp. (The)	126,387	6,601,193
Ambac Financial Group Inc.(b)	22,136	570,445
American International Group Inc.	553,780	32,285,374
Aon Corp.	64,634	3,082,395
Assurant Inc.(b)	21,072	1,409,717
Chubb Corp.	85,939	4,690,551
CIGNA Corp.	62,722	3,370,053
Cincinnati Financial Corp.	36,878	1,458,156
Genworth Financial Inc. Class A	95,147	2,421,491
Hartford Financial Services Group Inc. (The)	68,536	5,975,654
Lincoln National Corp.	59,115	3,441,675
Loews Corp.	96,015	4,833,395
Marsh & McLennan Companies Inc.	116,953	3,095,746
MBIA Inc.(b)	28,110	523,689
MetLife Inc.	160,400	9,883,848
MGIC Investment Corp.(b)	17,506	392,660
Principal Financial Group Inc.(b)	57,221	3,939,094
Progressive Corp. (The)(b)	158,808	3,042,761
Prudential Financial Inc.	99,166	9,226,405
Safeco Corp.	22,977	1,279,359
Torchmark Corp.	20,323	1,230,151
Travelers Companies Inc. (The)	142,081	7,643,958
Unum Group(b)	77,470	1,843,011
XL Capital Ltd. Class A(b)	39,167	1,970,492
		125,192,426

Security	Shares	Value

INTERNET – 2.21%
Akamai Technologies Inc.(a)(b)	36,693	$1,269,578
Amazon.com Inc.(a)	65,910	6,105,902
eBay Inc.(a)	246,251	8,173,071
Expedia Inc.(a)(b)	43,363	1,371,138
Google Inc. Class A(a)	50,134	34,666,658
IAC/InterActiveCorp(a)	44,505	1,198,075
Symantec Corp.(a)	195,695	3,158,517
VeriSign Inc.(a)(b)	51,320	1,930,145
Yahoo! Inc.(a)	290,756	6,762,985
		64,636,069

INVESTMENT COMPANIES – 0.05%
American Capital Strategies Ltd.(b)	40,361	1,330,299
		1,330,299

IRON & STEEL – 0.30%
Allegheny Technologies Inc.	22,150	1,913,760
Nucor Corp.	63,349	3,751,528
United States Steel Corp.	25,299	3,058,902
		8,724,190

LEISURE TIME – 0.24%
Brunswick Corp.(b)	19,367	330,207
Carnival Corp.(b)	94,021	4,182,994
Harley-Davidson Inc.(b)	54,304	2,536,540
		7,049,741

LODGING – 0.31%
Harrah’s Entertainment Inc.	40,325	3,578,844
Marriott International Inc. Class A(b)	70,657	2,415,056
Starwood Hotels & Resorts Worldwide Inc.	44,814	1,973,160
Wyndham Worldwide Corp.	41,474	977,127
		8,944,187

MACHINERY – 0.92%
Caterpillar Inc.	137,997	10,013,062
Cummins Inc.	22,366	2,848,757
Deere & Co.	96,124	8,951,067
Manitowoc Co. Inc. (The)(b)	26,634	1,300,538
Rockwell Automation Inc.(b)	34,371	2,370,224
Terex Corp.(a)(b)	21,619	1,417,558
		26,901,206

MANUFACTURING – 4.82%
Cooper Industries Ltd.	39,461	2,086,698
Danaher Corp.(b)	53,434	4,688,299
Dover Corp.(b)	43,928	2,024,642
Eastman Kodak Co.(b)	61,042	1,334,989
Eaton Corp.	31,435	3,047,623
General Electric Co.	2,201,262	81,600,782
Honeywell International Inc.	161,711	9,956,546
Illinois Tool Works Inc.(b)	90,459	4,843,175

28

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Shares	Value

MANUFACTURING (Continued)
Ingersoll-Rand Co. Ltd. Class A	62,306	$2,895,360
ITT Industries Inc.(b)	38,972	2,573,711
Leggett & Platt Inc.(b)	36,984	645,001
Pall Corp.	26,424	1,065,416
Parker Hannifin Corp.	37,495	2,823,749
Textron Inc.	53,784	3,834,799
3M Co.	154,607	13,036,462
Tyco International Ltd.	107,140	4,248,101
		140,705,353

MEDIA – 2.57%
CBS Corp. Class B(b)	149,823	4,082,677
Clear Channel Communications Inc.	107,248	3,702,201
Comcast Corp. Class A(a)(b)	667,548	12,189,426
DIRECTV Group Inc. (The)(a)	161,021	3,722,806
Gannett Co. Inc.(b)	49,985	1,949,415
McGraw-Hill Companies Inc. (The)	74,001	3,241,984
Meredith Corp.(b)	7,889	433,737
New York Times Co. (The) Class A	30,145	528,442
News Corp. Class A	499,874	10,242,418
Scripps (E.W.) Co. Class A	19,280	867,793
Time Warner Inc.	794,411	13,115,726
Viacom Inc. Class B(a)	145,886	6,407,313
Walt Disney Co. (The)	418,180	13,498,850
Washington Post Co. (The) Class B	1,261	997,993
		74,980,781

METAL FABRICATE & HARDWARE – 0.14%
Precision Castparts Corp.	29,706	4,120,222
		4,120,222

MINING – 0.77%
Alcoa Inc.	188,432	6,887,190
Freeport-McMoRan Copper & Gold Inc.	82,389	8,439,929
Newmont Mining Corp.	97,364	4,754,284
Titanium Metals Corp.(b)	18,588	491,653
Vulcan Materials Co.(b)	23,188	1,833,939
		22,406,995

OFFICE & BUSINESS EQUIPMENT – 0.17%
Pitney Bowes Inc.(b)	47,378	1,802,259
Xerox Corp.	201,119	3,256,117
		5,058,376

OIL & GAS – 9.88%
Anadarko Petroleum Corp.	100,062	6,573,073
Apache Corp.(b)	71,650	7,705,241
Chesapeake Energy Corp.(b)	95,149	3,729,841
Chevron Corp.	460,491	42,977,625
ConocoPhillips	349,449	30,856,347
Devon Energy Corp.	96,272	8,559,544
ENSCO International Inc.	31,845	1,898,599
EOG Resources Inc.	52,868	4,718,469
Exxon Mobil Corp.	1,189,515	111,445,660

Security	Shares	Value

OIL & GAS (Continued)
Hess Corp.(b)	59,619	$6,013,172
Marathon Oil Corp.	154,439	9,399,158
Murphy Oil Corp.(b)	40,567	3,441,704
Nabors Industries Ltd.(a)(b)	63,480	1,738,717
Noble Corp.	57,779	3,265,091
Noble Energy Inc.	36,810	2,927,131
Occidental Petroleum Corp.	179,433	13,814,547
Range Resources Corp.	32,245	1,656,103
Rowan Companies Inc.(b)	23,516	927,941
Sunoco Inc.	26,306	1,905,607
Tesoro Corp.	29,497	1,407,007
Transocean Inc.	68,610	9,821,521
Valero Energy Corp.	119,538	8,371,246
XTO Energy Inc.	104,171	5,350,223
		288,503,567

OIL & GAS SERVICES – 1.84%
Baker Hughes Inc.	68,926	5,589,899
BJ Services Co.(b)	62,496	1,516,153
Halliburton Co.	192,296	7,289,941
National Oilwell Varco Inc.(a)(b)	76,815	5,642,830
Schlumberger Ltd.	258,509	25,429,530
Smith International Inc.(b)	42,951	3,171,931
Weatherford International Ltd.(a)(b)	72,641	4,983,173
		53,623,457

PACKAGING & CONTAINERS – 0.11%
Ball Corp.	21,981	989,145
Bemis Co. Inc.(b)	21,997	602,278
Pactiv Corp.(a)(b)	28,304	753,736
Sealed Air Corp.(b)	34,449	797,150
		3,142,309

PHARMACEUTICALS – 5.55%
Abbott Laboratories	333,913	18,749,215
Allergan Inc.(b)	66,268	4,257,056
AmerisourceBergen Corp.(b)	39,720	1,782,236
Barr Pharmaceuticals Inc.(a)(b)	22,912	1,216,627
Bristol-Myers Squibb Co.	427,173	11,328,628
Cardinal Health Inc.	79,516	4,592,049
Express Scripts Inc.(a)	56,613	4,132,749
Forest Laboratories Inc.(a)	67,977	2,477,762
Gilead Sciences Inc.(a)	200,039	9,203,794
Hospira Inc.(a)(b)	33,710	1,437,394
King Pharmaceuticals Inc.(a)	50,256	514,621
Lilly (Eli) and Co.	213,100	11,377,409
Medco Health Solutions Inc.(a)	59,063	5,988,988
Merck & Co. Inc.	470,937	27,366,149
Mylan Inc.	64,924	912,831
Pfizer Inc.	1,491,009	33,890,635
Schering-Plough Corp.(b)	349,672	9,315,262
Watson Pharmaceuticals Inc.(a)(b)	21,774	590,946
Wyeth	290,446	12,834,809
		161,969,160

29

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Shares	Value

PIPELINES – 0.44%
El Paso Corp.(b)	150,610	$2,596,516
Questar Corp.	37,072	2,005,595
Spectra Energy Corp.(b)	136,107	3,514,283
Williams Companies Inc. (The)	129,383	4,629,324
		12,745,718

REAL ESTATE – 0.03%
CB Richard Ellis Group Inc. Class A(a)(b)	42,333	912,276
		912,276

REAL ESTATE INVESTMENT TRUSTS – 0.89%
Apartment Investment and Management Co. Class A(b)	20,255	703,456
AvalonBay Communities Inc.(b)	16,999	1,600,286
Boston Properties Inc.	25,588	2,349,234
Developers Diversified Realty Corp.	26,591	1,018,169
Equity Residential(b)	60,936	2,222,336
General Growth Properties Inc.(b)	52,800	2,174,304
Host Hotels & Resorts Inc.(b)	112,159	1,911,189
Kimco Realty Corp.(b)	54,166	1,971,642
ProLogis(b)	55,347	3,507,893
Public Storage(b)	26,736	1,962,690
Simon Property Group Inc.	48,150	4,182,309
Vornado Realty Trust	28,769	2,530,234
		26,133,742

RETAIL – 4.75%
Abercrombie & Fitch Co. Class A(b)	18,548	1,483,284
AutoNation Inc.(a)	31,676	496,046
AutoZone Inc.(a)	10,616	1,272,965
Bed Bath & Beyond Inc.(a)(b)	59,188	1,739,535
Best Buy Co. Inc.(b)	75,588	3,979,708
Big Lots Inc.(a)(b)	22,973	367,338
Circuit City Stores Inc.(b)	33,076	138,919
Costco Wholesale Corp.	95,248	6,644,500
CVS Caremark Corp.	319,874	12,714,992
Darden Restaurants Inc.	30,715	851,113
Dillard’s Inc. Class A(b)	12,440	233,623
Family Dollar Stores Inc.(b)	31,470	605,168
GameStop Corp. Class A(a)	34,369	2,134,659
Gap Inc. (The)	107,708	2,292,026
Home Depot Inc.	364,627	9,823,051
Kohl’s Corp.(a)(b)	68,348	3,130,338
Limited Brands Inc.(b)	71,508	1,353,646
Lowe’s Companies Inc.	319,337	7,223,403
Macy’s Inc.(b)	95,721	2,476,302
McDonald’s Corp.	257,448	15,166,262
Nordstrom Inc.(b)	44,734	1,643,080
Office Depot Inc.(a)	58,214	809,757
OfficeMax Inc.	15,743	325,250
Penney (J.C.) Co. Inc.(b)	47,611	2,094,408
RadioShack Corp.(b)	29,264	493,391
Sears Holdings Corp.(a)(b)	17,105	1,745,565
Staples Inc.	153,686	3,545,536
Starbucks Corp.(a)(b)	160,544	3,286,336

Security	Shares	Value

RETAIL (Continued)
Target Corp.(b)	182,811	$9,140,550
Tiffany & Co.	29,055	1,337,402
TJX Companies Inc. (The)	95,890	2,754,920
Walgreen Co.(b)	214,498	8,168,084
Wal-Mart Stores Inc.	516,650	24,556,374
Wendy’s International Inc.	21,906	566,051
Yum! Brands Inc.	112,056	4,288,383
		138,881,965

SAVINGS & LOANS – 0.18%
Hudson City Bancorp Inc.(b)	114,186	1,715,074
Sovereign Bancorp Inc.	77,204	880,126
Washington Mutual Inc.(b)	189,688	2,581,654
		5,176,854

SEMICONDUCTORS – 2.61%
Advanced Micro Devices Inc.(a)(b)	128,919	966,893
Altera Corp.(b)	75,064	1,450,236
Analog Devices Inc.	69,883	2,215,291
Applied Materials Inc.	297,214	5,278,521
Broadcom Corp. Class A(a)	100,927	2,638,232
Intel Corp.	1,266,078	33,753,639
KLA-Tencor Corp.(b)	41,534	2,000,277
Linear Technology Corp.(b)	51,039	1,624,571
LSI Corp.(a)(b)	161,572	857,947
MEMC Electronic Materials Inc.(a)(b)	48,462	4,288,402
Microchip Technology Inc.(b)	46,206	1,451,793
Micron Technology Inc.(a)	163,414	1,184,752
National Semiconductor Corp.(b)	56,330	1,275,311
Novellus Systems Inc.(a)(b)	26,062	718,529
NVIDIA Corp.(a)	118,215	4,021,674
QLogic Corp.(a)	32,078	455,508
Teradyne Inc.(a)	40,651	420,331
Texas Instruments Inc.(b)	307,792	10,280,253
Xilinx Inc.(b)	68,012	1,487,422
		76,369,582

SOFTWARE – 3.91%
Adobe Systems Inc.(a)	126,900	5,422,437
Autodesk Inc.(a)	49,440	2,460,134
Automatic Data Processing Inc.	115,267	5,132,840
BMC Software Inc.(a)	42,883	1,528,350
CA Inc.(b)	85,598	2,135,670
Citrix Systems Inc.(a)	40,743	1,548,641
Compuware Corp.(a)(b)	58,795	522,100
Electronic Arts Inc.(a)(b)	66,996	3,913,236
Fidelity National Information Services Inc.	36,469	1,516,746
Fiserv Inc.(a)(b)	36,273	2,012,789
IMS Health Inc.(b)	41,792	962,888
Intuit Inc.(a)(b)	72,764	2,300,070
Microsoft Corp.	1,745,461	62,138,412
Novell Inc.(a)(b)	74,303	510,462
Oracle Corp.(a)	851,799	19,233,621
Paychex Inc.(b)	73,183	2,650,688
Total System Services Inc.	9,018	252,504
		114,241,588

30

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Shares	Value

TELECOMMUNICATIONS – 5.92%
American Tower Corp. Class A(a)(b)	88,511	$3,770,569
AT&T Inc.	1,318,377	54,791,748
CenturyTel Inc.(b)	23,888	990,396
Ciena Corp.(a)	18,367	626,498
Cisco Systems Inc.(a)	1,316,511	35,637,953
Citizens Communications Co.(b)	73,277	932,816
Corning Inc.	339,512	8,144,893
Embarq Corp.	32,757	1,622,454
JDS Uniphase Corp.(a)	44,228	588,232
Juniper Networks Inc.(a)(b)	113,004	3,751,733
Motorola Inc.	499,579	8,013,247
QUALCOMM Inc.	359,450	14,144,358
Qwest Communications International Inc.(a)(b)	343,321	2,406,680
Sprint Nextel Corp.	614,577	8,069,396
Tellabs Inc.(a)(b)	91,398	597,743
Verizon Communications Inc.	627,272	27,405,514
Windstream Corp.(b)	101,413	1,320,397
		172,814,627

TEXTILES – 0.03%
Cintas Corp.	28,424	955,615
		955,615

TOYS, GAMES & HOBBIES – 0.08%
Hasbro Inc.	34,008	869,925
Mattel Inc.	81,265	1,547,286
		2,417,211

TRANSPORTATION – 1.63%
Burlington Northern Santa Fe Corp.	65,487	5,450,483
C.H. Robinson Worldwide Inc.	37,046	2,004,930
CSX Corp.	94,585	4,159,848
Expeditors International Washington Inc.(b)	45,745	2,043,887
FedEx Corp.(b)	66,614	5,939,970
Norfolk Southern Corp.	84,823	4,278,472
Ryder System Inc.(b)	12,849	604,031
Union Pacific Corp.	57,491	7,222,019
United Parcel Service Inc. Class B	226,793	16,038,801
		47,742,441

TOTAL COMMON STOCKS
(Cost: $2,328,774,332)		2,798,201,638

SHORT-TERM INVESTMENTS – 16.17%

MONEY MARKET FUNDS – 15.95%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.84%(c)(d)	113,364,164	113,364,164
BGI Cash Premier Fund LLC 4.90%(c)(d)(e)	352,310,746	352,310,746
		465,674,910

Security	Shares or Principal	Value

U.S. TREASURY OBLIGATIONS – 0.22%
U.S. Treasury Bill 3.10%, 03/27/08(f)(g)	$6,500,000	$6,451,198
		6,451,198

TOTAL SHORT-TERM INVESTMENTS
(Cost: $472,125,226)		472,126,108

TOTAL INVESTMENTS IN SECURITIES – 111.97%
(Cost: $2,800,899,558)		3,270,327,746

SHORT POSITIONS(h) – (0.02)%

COMMON STOCKS – (0.02)%
Synovus Financial Corp.	(70,296)	(716,316)
		(716,316)

TOTAL SHORT POSITIONS
(Proceeds: $716,129)		(716,316)

Other Assets, Less Liabilities – (11.95)%		(348,863,760)

NET ASSETS – 100.00%		$2,920,747,670

NVS	– Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(h)	See Note 1.

As of December 31, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (March 2008)	1,660	$122,607,600	$(3,061,393)

			$(3,061,393)

The accompanying notes are an integral part of these financial statements.

31

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2007

Bond Index Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$53,411,247	44.55%
U.S. Government & Agency	37,426,906	31.21
Financial	10,157,073	8.47
Communications	3,689,978	3.08
Consumer Non-Cyclical	3,250,038	2.71
Utilities	1,882,200	1.57
Foreign Government	1,876,709	1.57
Industrial	1,770,216	1.48
Energy	1,668,153	1.39
Asset-Backed Securities	1,047,368	0.87
Multi-National	913,663	0.76
Basic Materials	802,018	0.67
Consumer Cyclical	794,663	0.66
Municipal Debt Obligations	375,993	0.31
Technology	251,837	0.21
Short-Term and Other Net Assets	589,341	0.49

TOTAL	$119,907,403	100.00%

S&P 500 Index Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$581,957,475	19.94%
Financial	491,462,774	16.83
Energy	361,196,199	12.38
Industrial	335,990,466	11.49
Technology	330,412,599	11.30
Communications	316,644,764	10.84
Consumer Cyclical	200,229,895	6.84
Utilities	98,676,197	3.38
Basic Materials	79,967,603	2.74
Diversified	1,663,666	0.06
Futures Contracts	(3,061,393)	(0.10)
Short-Term and Other Net Assets	125,607,425	4.30

TOTAL	$2,920,747,670	100.00%

These tables are not part of the financial statements.

32

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

	Bond Index Master Portfolio	S&P 500 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$117,400,288	$2,335,224,648
Affiliated issuers (Note 2)	21,822,233	465,674,910

Total cost of investments	$139,222,521	$2,800,899,558

Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$119,318,062	$2,804,652,836
Affiliated issuers (Note 2)	21,822,233	465,674,910

Total value of investments	141,140,295	3,270,327,746
Receivables:
Investment securities sold	—	1,393,471
Dividends and interest	1,133,568	4,609,098

Total Assets	142,273,863	3,276,330,315

LIABILITIES
Payables:
Investment securities purchased	2,784,686	1,720,555
Due to broker – variation margin	—	679,737
Collateral for securities on loan (Note 4)	19,545,083	352,310,746
Short positions, at value (Proceeds: $ – and $716,129, respectively) (Note 1)	—	716,316
Investment advisory fees (Note 2)	5,389	117,291
Accrued expenses:
Professional fees (Note 2)	31,302	38,000

Total Liabilities	22,366,460	355,582,645

NET ASSETS	$119,907,403	$2,920,747,670

(a)	Securities on loan with market values of $19,039,447 and $342,582,053, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

33

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2007

	Bond Index Master Portfolio	S&P 500 Index Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$—	$53,595,852
Interest from unaffiliated issuers	5,547,663	141,708
Interest from affiliated issuers (Note 2)	141,578	3,338,357
Securities lending income from unaffiliated issuers	8,353	97,866
Securities lending income from affiliated issuers (Note 2)	48,847	443,686

Total investment income	5,746,441	57,617,469

EXPENSES (Note 2)
Investment advisory fees	87,875	1,421,389
Professional fees	31,388	41,484
Independent trustees’ fees	671	18,681

Total expenses	119,934	1,481,554
Less expense reductions (Note 2)	(32,059)	(60,165)

Net expenses	87,875	1,421,389

Net investment income	5,658,566	56,196,080

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from sale of investments in unaffiliated issuers	(166,092)	11,211,068
Net realized gain from in-kind redemptions	—	53,915,076
Net realized gain on futures contracts	—	1,018,738
Net change in unrealized appreciation (depreciation) of investments	2,512,239	52,882,229
Net change in unrealized appreciation (depreciation) of futures contracts	—	(3,023,615)
Net change in unrealized appreciation (depreciation) of short positions (Note 1)	—	(187)

Net realized and unrealized gain	2,346,147	116,003,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,004,713	$172,199,389

The accompanying notes are an integral part of these financial statements.

34

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Master Portfolio		S&P 500 Index Master Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007		For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,658,566	$8,908,965	$56,196,080		$48,133,776
Net realized gain (loss)	(166,092)	(905,036)	66,144,882		(46,155,589)
Net change in unrealized appreciation (depreciation)	2,512,239	(365,963)	49,858,427		364,703,698

Net increase in net assets resulting from operations	8,004,713	7,637,966	172,199,389		366,681,885

Interestholder transactions:
Contributions	35,317,257	27,189,870	979,975,026	(a)	725,880,991
Withdrawals	(27,110,256)	(134,776,793)	(958,876,075)		(773,639,196)

Net increase (decrease) in net assets resulting from interestholder transactions	8,207,001	(107,586,923)	21,098,951		(47,758,205)

Increase (decrease) in net assets	16,211,714	(99,948,957)	193,298,340		318,923,680

NET ASSETS:
Beginning of year	103,695,689	203,644,646	2,727,449,330		2,408,525,650

End of year	$119,907,403	$103,695,689	$2,920,747,670		$2,727,449,330

(a)	Includes a contribution of securities with unrealized appreciation of $19,641,824.

The accompanying notes are an integral part of these financial statements.

35

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Bond Index and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Master Portfolios are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the S&P 500 Index Master Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

36

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2007, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Bond Index	$139,693,737	$2,872,651	$(1,426,093)	$1,446,558
S&P 500 Index	2,847,540,357	755,379,972	(332,592,583)	422,787,389

The Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolios’ financial statements.

FUTURES CONTRACTS

The Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of December 31, 2007, the S&P 500 Index Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $6,500,000 for initial margin requirements on outstanding futures contracts.

37

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of December 31, 2007, in order to track the performance of its benchmark index, the S&P 500 Index Master Portfolio sold non-index securities that the Master Portfolio received in corporate actions occurring on the opening of market trading on the following business day. Short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Master Portfolio’s Statement of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Master Portfolio’s Statement of Operations. Details of the short positions resulting from the non-index securities sold by the Master Portfolio are included in the Schedule of Investments.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.08% and 0.05% of the average daily net assets of the Bond Index and S&P 500 Index Master Portfolios, respectively, as compensation for investment advisory services. From time to time, BGFA may waive a portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGFA credited investment advisory fees for the Bond Index and S&P 500 Index Master Portfolios in the amounts of $32,059 and $60,165, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

38

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended December 31, 2007, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
Bond Index	$57,200
S&P 500 Index	541,552

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Cross trades for the year ended December 31, 2007, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 4 for additional information regarding the Premier Fund.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the year ended December 31, 2007 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Bond Index	$70,433,774	$59,653,269	$11,482,982	$5,874,839
S&P 500 Index	–	–	224,619,844	181,740,045

39

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended December 31, 2007, the S&P 500 Index Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $129,169,877. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The net realized gains or losses from in-kind redemptions for the year ended December 31, 2007 are disclosed in the Master Portfolio’s Statement of Operations.

4.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended December 31, 2007, the Master Portfolios received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of December 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Master Portfolios’ financial statements.

40

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

6.	FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Bond Index
Ratio of expenses to average net assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of expenses to average net assets prior to expense reductions	0.11%	0.10%	n/a	n/a	n/a
Ratio of net investment income to average net assets	5.15%	4.97%	4.56%	4.17%	4.24%
Portfolio turnover rate(a)	61%	57%	76%	148%	67%
Total return	7.31%	4.91%	2.27%	4.20%	4.07%
S&P 500 Index
Ratio of expenses to average net assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.05%	0.05%	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.98%	1.93%	1.84%	1.91%	1.74%
Portfolio turnover rate(a)	7%	14%	10%	14%	8%
Total return	5.54%	15.75%	4.87%	10.82%	28.52%

(a)	Portfolio turnover rates include in-kind transactions, if any.

41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Bond Index Master Portfolio and S&P 500 Index Master Portfolio, each a portfolio of Master Investment Portfolio (collectively, the “Master Portfolios”), at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

42

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

43

Notes:

44

Notes:

45

Notes:

46

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-CM1207

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2007 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2007

LIFEPATH® PORTFOLIOS

LIFEPATH® RETIREMENT

LIFEPATH 2010®

LIFEPATH 2020®

LIFEPATH 2030®

LIFEPATH 2040®

BARCLAYS GLOBAL INVESTORS *funds*

Management’s Discussion of Fund Performance

LifePath® Portfolios

Performance as of December 31, 2007

Average Annual Total Returns
	One-Year	Five-Year	Ten-Year
Class I Shares
LifePath Retirement Portfolio	4.50%	7.15%	5.62%
LifePath 2010 Portfolio	4.18%	8.45%	5.74%
LifePath 2020 Portfolio	3.34%	10.40%	5.86%
LifePath 2030 Portfolio	2.64%	11.78%	6.00%
LifePath 2040 Portfolio	2.03%	12.94%	5.93%

	One-Year	Five-Year	Since Inception(1)
Class R Shares
LifePath Retirement Portfolio	4.17%	N/A	8.29%
LifePath 2010 Portfolio	3.92%	8.21%	5.15%
LifePath 2020 Portfolio	3.06%	10.14%	5.86%
LifePath 2030 Portfolio	2.38%	N/A	12.25%
LifePath 2040 Portfolio	1.78%	N/A	13.46%

(1) Total returns are calculated from an inception date of April 11, 2003 for the LifePath Retirement Portfolio, an inception date of March 7, 2002 for the LifePath 2010 and LifePath 2020 Portfolios, and an inception date of April 8, 2003 for the LifePath 2030 and LifePath 2040 Portfolios. These inception dates represent the date investors began investing in the Class R shares of the respective LifePath Portfolios. To establish the new share class, the LifePath Portfolios’ distributor privately seeded each Portfolio’s Class R on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Class R inception date for the relevant LifePath Portfolio. Since inception returns calculated from April 30, 2001 for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios were 4.93%, 4.45%, 4.46%, 4.54% and 4.63%, respectively.

1

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

2

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

(1) The LifePath custom benchmarks are hypothetical representations of the performance of the respective LifePath Portfolios’ asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Portfolios’ custom benchmarks are adjusted quarterly to reflect the funds’ changing asset allocations over time. As of December 31, 2007, the following indexes are used to calculate the LifePath Portfolios’ custom benchmarks: S&P 500 Index, S&P 400 Index, S&P 600 Index, MSCI ACWI ex USA Index, Cohen & Steers Realty Majors Index, Lehman Brothers U.S. Aggregate Index, Lehman Brothers U.S. Treasury TIPS Index and Citigroup 3-Month Treasury Bill Index. The MSCI ACWI ex USA Index replaced the MSCI EAFE Index on September 30, 2007. On March 15, 2004, the LifePath Portfolios were restructured to be funds-of-funds. Prior to that date, the LifePath Portfolios held portfolio securities directly. In addition, as of December 31, 2003, the investment adviser made certain changes to its asset allocation strategy for the LifePath Portfolios, including a change to the frequency with which the LifePath Portfolios’ holdings are rebalanced among the asset classes, from monthly to quarterly.

(2) The MSCI ACWI ex USA Index is presented as a comparison index to replace the MSCI EAFE Index, as the MSCI ACWI ex USA Index is more representative of the international equity funds held by the LifePath Portfolios.

3

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

Average Annual Total Returns represent each LifePath Portfolio’s average annual increase or decrease in value during the time period(s) noted above.

Performance figures for each class of each LifePath Portfolio assume that dividends and capital gain distributions have been reinvested in the applicable class of the applicable LifePath Portfolio at net asset value. The “net asset value” of a class of a LifePath Portfolio is the value of one share of that class. The performance shown in the table and charts above do not reflect the deduction of taxes that a shareholder would pay on LifePath Portfolio distributions or the redemption of LifePath Portfolio shares. The investment return and principal value of shares of each LifePath Portfolio will vary with changes in market conditions. Shares of each LifePath Portfolio may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the LifePath Portfolios, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the LifePath Portfolios. These expenses negatively impact the performance of the LifePath Portfolios. Each LifePath Portfolio’s past performance is no guarantee of future results.

INVESTMENT OBJECTIVE AND APPROACH

Each LifePath Portfolio seeks to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investors plan to start making net withdrawals. Each LifePath Portfolio has its own time horizon, which affects the acceptable risk level of the LifePath Portfolio and, in turn, its asset allocation.

The LifePath Portfolios are invested in a combination of stock, bond and money market funds for which Barclays Global Fund Advisors (“BGFA”) is the investment adviser. Each LifePath Portfolio generally invests in the same underlying funds but in differing proportions, with some exceptions, depending upon the acceptable risk level of the LifePath Portfolio.

As of September 30, 2007, the existing international equities exposure was expanded to include underlying funds tracking equities in emerging markets and Canada. The international equities exposure now encompasses more countries, increasing the breadth and diversification within international equities. In addition, this exposure further improves the risk and return profile of the LifePath Portfolios. BGFA is continuously researching opportunities to further enhance the LifePath Portfolios.

RELEVANT ECONOMIC AND MARKET CONDITIONS

The broad domestic equity markets, while experiencing a positive first half of the year, found themselves in more challenging waters in the second half of the year. Nevertheless, the broad U.S. markets, as represented by the S&P 1500 Index, managed to post a gain for the 12-month period ended December 31, 2007 (the “reporting period”), returning 5.47% amidst a weakening housing market, credit market woes and rising energy prices.

International equities, as represented by the MSCI ACWI ex USA Index, gained 16.65% for the reporting period. Increasing importance of the emerging market economies and a continued boom in commodities against the backdrop of a weakening U.S. dollar helped push international equity performance well ahead of domestic equity performance for the reporting period.

2007 was a difficult year for U.S. REITs, as represented by the Cohen & Steers Realty Majors Index. The index declined 18.03% during the reporting period, as the U.S. real estate market was shaken by an increasing number of defaults, particularly in the sub-prime segment. With more sub-prime loans scheduled to reset from initial low teaser rates in 2008, the government is discussing various measures to help ease the crisis.

The sub-prime mortgage events also impacted the broader credit markets, causing many market participants to become more risk averse in the second half of the year. As a consequence, a large “flight-to-quality” took place as investors sold risky assets and took refuge in more secure Treasury securities. In response, the Federal Reserve Board stepped in and cut interest rates, therefore providing liquidity to the markets. Given significantly higher energy prices and a depreciating U.S. dollar, realized inflation exceeded market expectations which helped treasury inflation-protected securities (TIPS) outperform nominal treasuries. As a result, the Lehman Brothers U.S. Treasury TIPS Index returned 11.64%, as compared to the Lehman Brothers U.S. Aggregate Index, which returned 6.97% for the full year. Cash, as represented by the Citigroup 3-Month Treasury Bill Index, returned 4.74% for the reporting period.

4

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

FACTORS THAT INFLUENCED PERFORMANCE

During 2007, each LifePath Portfolio invested a portion of its assets in various iShares Funds, including the iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares Lehman Aggregate Bond Fund, iShares Lehman TIPS Bond Fund, iShares MSCI EAFE Index Fund, iShares MSCI Canada Index Fund and iShares MSCI Emerging Markets Index Fund. The iShares Funds performed broadly in line with their respective benchmark indices.

The LifePath Portfolios invest a significant amount of their assets in the Active Stock and CoreAlpha Bond Master Portfolios. Both of these Master Portfolios seek to outperform their respective indices by employing sophisticated quantitative models that help to identify attractive securities. The Active Stock Master Portfolio trailed its benchmark, the S&P 500 Index, for the reporting period as some of the factors within the quantitative model, such as the relative valuation and earnings quality insights, were not rewarded by the market. The CoreAlpha Bond Master Portfolio also trailed its benchmark, the Lehman Brothers U.S. Aggregate Index, although by a significantly smaller margin, as an unprecedented increase in fixed income market volatility and dislocation across multiple fixed income asset classes led to a significant widening in credit spreads that impacted the portfolio negatively.

The asset allocation of the LifePath Portfolios is the primary driver of performance. During the reporting period, capital preservation-focused funds, such as the CoreAlpha Bond Master Portfolio and the iShares Lehman TIPS Bond Fund, had, on average, higher returns than the more volatile equity funds. As a result, the more conservative LifePath Portfolios, such as the LifePath Retirement Portfolio, posted higher returns during the period than Portfolios which invest a greater share of their assets in equity funds, such as the LifePath 2040 Portfolio.

The LifePath Portfolios are organized as “feeder” funds in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the LifePath Portfolios” are to the feeder funds or the Master Portfolios, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios.

5

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a LifePath Portfolio, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a LifePath Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The first line under each share class of each LifePath Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your share class of your LifePath Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each share class of each LifePath Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the LifePath Portfolio’s actual expense ratio of each share class and an assumed rate of return of 5% per year before expenses, which is not the LifePath Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your share class of your LifePath Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each share class of each LifePath Portfolio in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Portfolio	Beginning Account Value (7/1/07)	Ending Account Value (12/31/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/07 to 12/31/07)
LifePath Retirement
Class I Shares
Actual	$1,000.00	$1,017.10	0.77%	$3.91
Hypothetical (5% return before expenses)	1,000.00	1,021.30	0.77	3.92
Class R Shares
Actual	1,000.00	1,015.10	1.02	5.18
Hypothetical (5% return before expenses)	1,000.00	1,020.10	1.02	5.19
LifePath 2010
Class I Shares
Actual	1,000.00	1,010.20	0.76	3.85
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.76	3.87
Class R Shares
Actual	1,000.00	1,009.20	1.01	5.11
Hypothetical (5% return before expenses)	1,000.00	1,020.10	1.01	5.14

6

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited) (Continued)

Portfolio	Beginning Account Value (7/1/07)	Ending Account Value (12/31/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/07 to 12/31/07)
LifePath 2020
Class I Shares
Actual	$1,000.00	$ 992.60	0.74%	$3.72
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.74	3.77
Class R Shares
Actual	1,000.00	991.00	0.99	4.97
Hypothetical (5% return before expenses)	1,000.00	1,020.20	0.99	5.04
LifePath 2030
Class I Shares
Actual	1,000.00	979.30	0.73	3.64
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.73	3.72
Class R Shares
Actual	1,000.00	977.80	0.98	4.89
Hypothetical (5% return before expenses)	1,000.00	1,020.30	0.98	4.99
LifePath 2040
Class I Shares
Actual	1,000.00	967.80	0.71	3.52
Hypothetical (5% return before expenses)	1,000.00	1,021.60	0.71	3.62
Class R Shares
Actual	1,000.00	966.70	0.96	4.76
Hypothetical (5% return before expenses)	1,000.00	1,020.40	0.96	4.89

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Portfolio’s expense reductions during the period.
(b)

Expenses are calculated using each LifePath Portfolio’s annualized expense ratio for each share class (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

7

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$163,736,608	$523,608,431	$988,069,067	$725,377,252	$511,668,371
Receivables:
Capital shares sold	397,178	776,696	2,196,616	1,524,223	1,105,501

Total Assets	164,133,786	524,385,127	990,265,683	726,901,475	512,773,872

LIABILITIES
Payables:
Capital shares redeemed	4,724,506	41,531,004	26,699,852	25,711,576	18,000,492
Distributions to shareholders	204,491	561,873	761,668	751,610	553,286
Administration fees (Note 2)	66,151	220,300	416,211	305,099	215,570
Distribution fees – Class R Shares (Note 2)	14,235	54,555	110,274	82,888	67,950
Accrued expenses:
Professional fees (Note 2)	17,085	17,826	18,583	18,035	17,661

Total Liabilities	5,026,468	42,385,558	28,006,588	26,869,208	18,854,959

NET ASSETS	$159,107,318	$481,999,569	$962,259,095	$700,032,267	$493,918,913

Net assets consist of:
Paid-in capital	$152,526,477	$450,709,130	$858,063,038	$655,270,395	$435,405,090
Distributions in excess of net investment income	(587,980)	(1,384,692)	(1,503,592)	(413,883)	(52,025)
Undistributed net realized gain	1,135,853	3,488,910	11,180,982	1,122,148	1,933,921
Net unrealized appreciation	6,032,968	29,186,221	94,518,667	44,053,607	56,631,927

NET ASSETS	$159,107,318	$481,999,569	$962,259,095	$700,032,267	$493,918,913

Class I Shares
Net Assets	$136,922,503	$391,606,343	$781,519,001	$564,347,936	$383,390,948

Shares outstanding(a)	11,952,257	29,690,872	46,029,090	34,853,129	18,867,675

Net asset value and offering price per share	$11.46	$13.19	$16.98	$16.19	$20.32

Class R Shares
Net Assets	$22,184,815	$90,393,226	$180,740,094	$135,684,331	$110,527,965

Shares outstanding(a)	2,072,763	6,970,343	11,129,460	8,533,296	5,679,708

Net asset value and offering price per share	$10.70	$12.97	$16.24	$15.90	$19.46

(a) No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2007

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$1,573,139	$5,941,772	$13,276,226	$10,642,270	$8,137,924
Interest	3,847,862	12,234,103	15,177,717	6,719,911	2,560,227
Expenses(a)	(354,706)	(1,238,085)	(2,142,714)	(1,419,844)	(968,965)

Net investment income allocated from corresponding Master Portfolio	5,066,295	16,937,790	26,311,229	15,942,337	9,729,186

FUND EXPENSES (Note 2)
Administration fees	648,104	2,325,493	4,353,882	3,068,755	2,198,536
Distribution fees – Class R Shares	51,580	184,010	390,441	282,492	229,820
Professional fees	17,247	18,340	19,617	18,769	18,220
Independent trustees’ fees	780	2,862	5,344	3,698	2,642

Total fund expenses	717,711	2,530,705	4,769,284	3,373,714	2,449,218
Less expense reductions (Note 2)	(18,027)	(21,202)	(24,961)	(22,467)	(20,862)

Net fund expenses	699,684	2,509,503	4,744,323	3,351,247	2,428,356

Net investment income	4,366,611	14,428,287	21,566,906	12,591,090	7,300,830

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	1,958,256	11,420,133	28,504,691	22,193,230	17,600,925
Net change in unrealized appreciation (depreciation)	(1,110,126)	(8,100,639)	(24,831,070)	(22,405,405)	(19,104,691)

Net realized and unrealized gain (loss)	848,130	3,319,494	3,673,621	(212,175)	(1,503,766)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,214,741	$17,747,781	$25,240,527	$12,378,915	$5,797,064

(a)	Net of investment advisory fee reductions of $436,251, $1,542,786, $2,893,160, $2,052,674 and $1,482,366, respectively.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Portfolio		LifePath 2010 Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,366,611	$3,710,784	$14,428,287	$12,021,391
Net realized gain	1,958,256	2,975,214	11,420,133	12,344,309
Net change in unrealized appreciation (depreciation)	(1,110,126)	3,132,746	(8,100,639)	16,543,641

Net increase in net assets resulting from operations	5,214,741	9,818,744	17,747,781	40,909,341

Distributions to shareholders:
From net investment income:
Class I Shares	(3,717,806)	(3,439,671)	(12,288,725)	(11,091,041)
Class R Shares	(672,262)	(372,312)	(2,264,750)	(1,262,642)

	(4,390,068)	(3,811,983)	(14,553,475)	(12,353,683)

From net realized gain:
Class I Shares	(2,999,383)	(1,737,659)	(14,667,893)	(7,300,723)
Class R Shares	(549,177)	(241,173)	(3,067,910)	(1,067,349)

	(3,548,560)	(1,978,832)	(17,735,803)	(8,368,072)

Total distributions to shareholders	(7,938,628)	(5,790,815)	(32,289,278)	(20,721,755)

Capital share transactions (Note 3):
Class I Shares	47,670,600	(11,573,479)	69,950,577	(35,440,542)
Class R Shares	9,182,749	3,607,466	40,744,013	19,568,034

Net increase (decrease) in net assets resulting from capital share transactions	56,853,349	(7,966,013)	110,694,590	(15,872,508)

Increase (decrease) in net assets	54,129,462	(3,938,084)	96,153,093	4,315,078

NET ASSETS:
Beginning of year	104,977,856	108,915,940	385,846,476	381,531,398

End of year	$159,107,318	$104,977,856	$481,999,569	$385,846,476

Distributions in excess of net investment income included in net assets at end of year	$(587,980)	$(648,526)	$(1,384,692)	$(1,565,284)

The accompanying notes are an integral part of these financial statements.

10

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2020 Portfolio		LifePath 2030 Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$21,566,906	$17,015,582	$12,591,090	$8,904,681
Net realized gain	28,504,691	26,652,459	22,193,230	19,068,169
Net change in unrealized appreciation (depreciation)	(24,831,070)	47,073,820	(22,405,405)	39,225,770

Net increase in net assets resulting from operations	25,240,527	90,741,861	12,378,915	67,198,620

Distributions to shareholders:
From net investment income:
Class I Shares	(18,175,660)	(15,376,250)	(11,107,717)	(8,855,429)
Class R Shares	(3,866,745)	(2,213,881)	(2,314,007)	(1,249,596)

	(22,042,405)	(17,590,131)	(13,421,724)	(10,105,025)

From net realized gain:
Class I Shares	(29,282,358)	—	(27,050,578)	(10,552,671)
Class R Shares	(6,834,109)	—	(6,389,077)	(1,927,068)

	(36,116,467)	—	(33,439,655)	(12,479,739)

Total distributions to shareholders	(58,158,872)	(17,590,131)	(46,861,379)	(22,584,764)

Capital share transactions (Note 3):
Class I Shares	208,970,610	(44,684,452)	183,031,183	15,974,439
Class R Shares	69,209,689	52,507,854	65,030,427	33,930,857

Net increase in net assets resulting from capital share transactions	278,180,299	7,823,402	248,061,610	49,905,296

Increase in net assets	245,261,954	80,975,132	213,579,146	94,519,152

NET ASSETS:
Beginning of year	716,997,141	636,022,009	486,453,121	391,933,969

End of year	$962,259,095	$716,997,141	$700,032,267	$486,453,121

Distributions in excess of net investment income included in net assets at end of year	$(1,503,592)	$(1,780,229)	$(413,883)	$(575,864)

The accompanying notes are an integral part of these financial statements.

11

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,300,830	$4,835,557
Net realized gain	17,600,925	13,500,393
Net change in unrealized appreciation (depreciation)	(19,104,691)	30,955,563

Net increase in net assets resulting from operations	5,797,064	49,291,513

Distributions to shareholders:
From net investment income:
Class I Shares	(6,193,757)	(4,629,940)
Class R Shares	(1,521,873)	(877,216)

	(7,715,630)	(5,507,156)

From net realized gain:
Class I Shares	(12,381,050)	—
Class R Shares	(3,585,960)	—

	(15,967,010)	—

Total distributions to shareholders	(23,682,640)	(5,507,156)

Capital share transactions (Note 3):
Class I Shares	117,968,854	20,394,746
Class R Shares	49,916,101	23,671,011

Net increase in net assets resulting from capital share transactions	167,884,955	44,065,757

Increase in net assets	149,999,379	87,850,114

NET ASSETS:
Beginning of year	343,919,534	256,069,420

End of year	$493,918,913	$343,919,534

Distributions in excess of net investment income included in net assets at end of year	$(52,025)	$(144,848)

The accompanying notes are an integral part of these financial statements.

12

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	LifePath Retirement Portfolio – Class I Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003
Net asset value, beginning of year	$11.59	$11.22	$11.18	$11.03	$10.03

Income from investment operations:
Net investment income	0.39	0.39	0.30	0.20	0.19
Net realized and unrealized gain	0.12	0.58	0.17	0.49	1.00

Total from investment operations	0.51	0.97	0.47	0.69	1.19

Less distributions from:
Net investment income	(0.37)	(0.39)	(0.33)	(0.24)	(0.19)
Net realized gain	(0.27)	(0.21)	(0.10)	(0.30)	(0.00	)(a)

Total distributions	(0.64)	(0.60)	(0.43)	(0.54)	(0.19)

Net asset value, end of year	$11.46	$11.59	$11.22	$11.18	$11.03

Total return	4.50%	8.80%	4.32%	6.35%	11.95%

Ratios/Supplemental data:
Net assets, end of year (000s)	$136,923	$91,518	$99,349	$90,871	$60,944
Ratio of expenses to average net assets(b)	0.77%	0.78%	0.81%	0.82%	0.85%
Ratio of expenses to average net assets prior to expense reductions(b)	1.12%	1.13%	1.15%	1.10%	n/a
Ratio of net investment income to average net assets(b)	3.43%	3.28%	2.72%	1.92%	1.81%
Portfolio turnover rate(c)	6%	10%	11%	138%	29%

(a)	Rounds to less than $0.01.
(b)	These ratios include net expenses charged to the corresponding Master Portfolio.
(c)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

13

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath Retirement Portfolio – Class R Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Period from Apr. 11, 2003 (a) to Dec. 31, 2003
Net asset value, beginning of period	$10.87	$10.56	$10.55	$10.44	$9.05

Income from investment operations:
Net investment income	0.36	0.35	0.28	0.18	0.17
Net realized and unrealized gain	0.09	0.53	0.14	0.45	1.39

Total from investment operations	0.45	0.88	0.42	0.63	1.56

Less distributions from:
Net investment income	(0.35)	(0.36)	(0.31)	(0.22)	(0.17)
Net realized gain	(0.27)	(0.21)	(0.10)	(0.30)	(0.00	)(b)

Total distributions	(0.62)	(0.57)	(0.41)	(0.52)	(0.17)

Net asset value, end of period	$10.70	$10.87	$10.56	$10.55	$10.44

Total return	4.17%	8.52%	4.05%	6.07%	16.75	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,185	$13,460	$9,567	$6,064	$2,807
Ratio of expenses to average net assets(d)	1.02%	1.03%	1.06%	1.07%	1.10%
Ratio of expenses to average net assets prior to expense reductions(d)	1.37%	1.38%	1.40%	1.35%	n/a
Ratio of net investment income to average net assets(d)	3.06%	3.18%	2.51%	1.69%	1.52%
Portfolio turnover rate(e)	6%	10%	11%	138%	29	%(f)

(a)

Commencement of operations. April 11, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 11, 2003.

(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(f)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

14

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2010 Portfolio – Class I Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003
Net asset value, beginning of year	$13.52	$12.92	$12.74	$12.30	$10.82

Income from investment operations:
Net investment income	0.43	0.41	0.31	0.20	0.18
Net realized and unrealized gain	0.14	0.90	0.34	0.69	1.49

Total from investment operations	0.57	1.31	0.65	0.89	1.67

Less distributions from:
Net investment income	(0.42)	(0.42)	(0.34)	(0.24)	(0.19)
Net realized gain	(0.48)	(0.29)	(0.13)	(0.21)	—

Total distributions	(0.90)	(0.71)	(0.47)	(0.45)	(0.19)

Net asset value, end of year	$13.19	$13.52	$12.92	$12.74	$12.30

Total return	4.18%	10.15%	5.20%	7.38%	15.66%

Ratios/Supplemental data:
Net assets, end of year (000s)	$391,606	$333,298	$350,226	$296,439	$172,075
Ratio of expenses to average net assets(a)	0.76%	0.77%	0.80%	0.81%	0.85%
Ratio of expenses to average net assets prior to expense reductions(a)	1.10%	1.11%	1.14%	1.09%	n/a
Ratio of net investment income to average net assets(a)	3.14%	2.96%	2.45%	1.78%	1.64%
Portfolio turnover rate(b)	7%	12%	12%	130%	23%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

15

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2010 Portfolio – Class R Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003
Net asset value, beginning of year	$13.31	$12.74	$12.57	$12.13	$10.67

Income from investment operations:
Net investment income	0.39	0.38	0.29	0.18	0.16
Net realized and unrealized gain	0.14	0.86	0.32	0.68	1.47

Total from investment operations	0.53	1.24	0.61	0.86	1.63

Less distributions from:
Net investment income	(0.39)	(0.38)	(0.31)	(0.21)	(0.17)
Net realized gain	(0.48)	(0.29)	(0.13)	(0.21)	—

Total distributions	(0.87)	(0.67)	(0.44)	(0.42)	(0.17)

Net asset value, end of year	$12.97	$13.31	$12.74	$12.57	$12.13

Total return	3.92%	9.89%	4.94%	7.23%	15.45%

Ratios/Supplemental data:
Net assets, end of year (000s)	$90,393	$52,548	$31,306	$16,957	$10,258
Ratio of expenses to average net assets(a)	1.01%	1.02%	1.05%	1.06%	1.10%
Ratio of expenses to average net assets prior to expense reductions(a)	1.35%	1.36%	1.39%	1.34%	n/a
Ratio of net investment income to average net assets(a)	2.88%	2.87%	2.23%	1.56%	1.21%
Portfolio turnover rate(b)	7%	12%	12%	130%	23%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

16

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2020 Portfolio – Class I Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003
Net asset value, beginning of year	$17.48	$15.85	$15.19	$14.13	$11.89

Income from investment operations:
Net investment income	0.45	0.40	0.30	0.21	0.19
Net realized and unrealized gain	0.14	1.64	0.68	1.09	2.24

Total from investment operations	0.59	2.04	0.98	1.30	2.43

Less distributions from:
Net investment income	(0.44)	(0.41)	(0.32)	(0.24)	(0.19)
Net realized gain	(0.65)	—	—	—	—

Total distributions	(1.09)	(0.41)	(0.32)	(0.24)	(0.19)

Net asset value, end of year	$16.98	$17.48	$15.85	$15.19	$14.13

Total return	3.34%	13.01%	6.54%	9.27%	20.61%

Ratios/Supplemental data:
Net assets, end of year (000s)	$781,519	$598,633	$578,497	$446,486	$386,387
Ratio of expenses to average net assets(a)	0.74%	0.75%	0.78%	0.79%	0.85%
Ratio of expenses to average net assets prior to expense reductions(a)	1.08%	1.08%	1.12%	1.07%	n/a
Ratio of net investment income to average net assets(a)	2.52%	2.37%	2.01%	1.49%	1.54%
Portfolio turnover rate(b)	7%	16%	17%	140%	23%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

17

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2020 Portfolio – Class R Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003
Net asset value, beginning of year	$16.77	$15.22	$14.60	$13.59	$11.44

Income from investment operations:
Net investment income	0.38	0.37	0.27	0.19	0.17
Net realized and unrealized gain	0.13	1.56	0.64	1.03	2.14

Total from investment operations	0.51	1.93	0.91	1.22	2.31

Less distributions from:
Net investment income	(0.39)	(0.38)	(0.29)	(0.21)	(0.16)
Net realized gain	(0.65)	—	—	—	—

Total distributions	(1.04)	(0.38)	(0.29)	(0.21)	(0.16)

Net asset value, end of year	$16.24	$16.77	$15.22	$14.60	$13.59

Total return	3.06%	12.77%	6.28%	9.01%	20.37%

Ratios/Supplemental data:
Net assets, end of year (000s)	$180,740	$118,364	$57,525	$28,692	$17,299
Ratio of expenses to average net assets(a)	0.99%	1.00%	1.03%	1.04%	1.10%
Ratio of expenses to average net assets prior to expense reductions(a)	1.33%	1.33%	1.37%	1.32%	n/a
Ratio of net investment income to average net assets(a)	2.26%	2.31%	1.82%	1.33%	1.26%
Portfolio turnover rate(b)	7%	16%	17%	140%	23%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

18

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2030 Portfolio – Class I Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003
Net asset value, beginning of year	$16.90	$15.39	$14.87	$14.13	$11.56

Income from investment operations:
Net investment income	0.34	0.32	0.24	0.19	0.18
Net realized and unrealized gain	0.11	1.99	0.88	1.32	2.55

Total from investment operations	0.45	2.31	1.12	1.51	2.73

Less distributions from:
Net investment income	(0.35)	(0.36)	(0.26)	(0.19)	(0.16)
Net realized gain	(0.81)	(0.44)	(0.34)	(0.58)	—

Total distributions	(1.16)	(0.80)	(0.60)	(0.77)	(0.16)

Net asset value, end of year	$16.19	$16.90	$15.39	$14.87	$14.13

Total return	2.64%	15.12%	7.63%	10.78%	23.86%

Ratios/Supplemental data:
Net assets, end of year (000s)	$564,348	$408,564	$352,800	$265,166	$176,647
Ratio of expenses to average net assets(a)	0.73%	0.74%	0.76%	0.78%	0.85%
Ratio of expenses to average net assets prior to expense reductions(a)	1.07%	1.08%	1.10%	1.06%	n/a
Ratio of net investment income to average net assets(a)	2.10%	1.95%	1.69%	1.37%	1.48%
Portfolio turnover rate(b)	7%	22%	24%	138%	32%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

19

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2030 Portfolio – Class R Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Period from Apr. 8, 2003(a) to Dec. 31, 2003
Net asset value, beginning of period	$16.62	$15.15	$14.65	$13.94	$11.33

Income from investment operations:
Net investment income	0.31	0.28	0.22	0.15	0.17
Net realized and unrealized gain	0.09	1.95	0.85	1.30	2.59

Total from investment operations	0.40	2.23	1.07	1.45	2.76

Less distributions from:
Net investment income	(0.31)	(0.32)	(0.23)	(0.16)	(0.15)
Net realized gain	(0.81)	(0.44)	(0.34)	(0.58)	—

Total distributions	(1.12)	(0.76)	(0.57)	(0.74)	(0.15)

Net asset value, end of period	$15.90	$16.62	$15.15	$14.65	$13.94

Total return	2.38%	14.83%	7.37%	10.51%	23.85	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$135,684	$77,890	$39,134	$19,163	$6,776
Ratio of expenses to average net assets(c)	0.98%	0.99%	1.01%	1.04%	1.10%
Ratio of expenses to average net assets prior to expense reductions(c)	1.32%	1.33%	1.35%	1.32%	n/a
Ratio of net investment income to average net assets(c)	1.85%	1.84%	1.52%	1.24%	1.27%
Portfolio turnover rate(d)	7%	22%	24%	138%	32	%(e)

(a)

Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from the date until investment began on April 8, 2003.

(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

20

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2040 Portfolio – Class I Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003
Net asset value, beginning of year	$20.90	$18.18	$17.03	$15.47	$12.27

Income from investment operations:
Net investment income	0.34	0.31	0.21	0.21	0.18
Net realized and unrealized gain	0.08	2.76	1.18	1.55	3.18

Total from investment operations	0.42	3.07	1.39	1.76	3.36

Less distributions from:
Net investment income	(0.35)	(0.35)	(0.24)	(0.20)	(0.16)
Net realized gain	(0.65)	—	—	—	—

Total distributions	(1.00)	(0.35)	(0.24)	(0.20)	(0.16)

Net asset value, end of year	$20.32	$20.90	$18.18	$17.03	$15.47

Total return	2.03%	16.97%	8.24%	11.43%	27.64%

Ratios/Supplemental data:
Net assets, end of year (000s)	$383,391	$278,716	$221,359	$125,063	$127,357
Ratio of expenses to average net assets(a)	0.72%	0.73%	0.76%	0.78%	0.85%
Ratio of expenses to average net assets prior to expense reductions(a)	1.06%	1.07%	1.09%	1.06%	n/a
Ratio of net investment income to average net assets(a)	1.71%	1.62%	1.45%	1.15%	1.36%
Portfolio turnover rate(b)	8%	29%	38%	147%	29%

(a)	These ratios include net expenses charged to the corresponding Master Portfolio.
(b)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

21

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2040 Portfolio – Class R Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Period from Apr. 8, 2003(a) to Dec. 31, 2003
Net asset value, beginning of period	$20.06	$17.47	$16.37	$14.89	$11.74

Income from investment operations:
Net investment income	0.30	0.25	0.19	0.16	0.17
Net realized and unrealized gain	0.06	2.64	1.11	1.48	3.13

Total from investment operations	0.36	2.89	1.30	1.64	3.30

Less distributions from:
Net investment income	(0.31)	(0.30)	(0.20)	(0.16)	(0.15)
Net realized gain	(0.65)	—	—	—	—

Total distributions	(0.96)	(0.30)	(0.20)	(0.16)	(0.15)

Net asset value, end of period	$19.46	$20.06	$17.47	$16.37	$14.89

Total return	1.78%	16.64%	8.01%	11.08%	27.65	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$110,528	$65,203	$34,710	$23,126	$14,860
Ratio of expenses to average net assets(c)	0.97%	0.98%	1.01%	1.03%	1.10%
Ratio of expenses to average net assets prior to expense reductions(c)	1.31%	1.32%	1.34%	1.31%	n/a
Ratio of net investment income to average net assets(c)	1.49%	1.46%	1.20%	1.06%	1.07%
Portfolio turnover rate(d)	8%	29%	38%	147%	29	%(e)

(a)

Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 8, 2003.

(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.
(d)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

22

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2007, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios (each, a “LifePath Portfolio,” collectively, the “LifePath Portfolios”).

The LifePath Portfolios offer three classes of shares: Class I, Class R and Class S. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees. As of December 31, 2007, there has been no investor activity in the Class S.

Pursuant to the Trust’s organizational documents, the LifePath Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the LifePath Portfolios. Additionally, in the normal course of business, the LifePath Portfolios enter into contracts with service providers that contain general indemnification clauses. The LifePath Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the LifePath Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each LifePath Portfolio invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Portfolio. The value of each LifePath Portfolio’s investment in its corresponding Master Portfolio reflects that LifePath Portfolio’s interest in the net assets of that Master Portfolio (49.36%, 52.44%, 54.06%, 52.07% and 50.02% for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios, respectively, as of December 31, 2007). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of each LifePath Portfolio is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding LifePath Portfolio’s financial statements.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each LifePath Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each LifePath Portfolio accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each LifePath Portfolio based on relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the LifePath Portfolios.

23

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

As of December 31, 2007, the tax year-end of the LifePath Portfolios, the components of net distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Unrealized Appreciation	Capital Gains and Other Losses	Net Distributable Earnings
LifePath Retirement	$142,727	$6,147,060	$291,054	$6,580,841
LifePath 2010	528,909	28,546,518	2,215,012	31,290,439
LifePath 2020	109,729	98,658,305	5,428,023	104,196,057
LifePath 2030	–	41,669,732	3,092,140	44,761,872
LifePath 2040	–	56,620,809	1,893,014	58,513,823

The tax character of distributions paid for the years ended December 31, 2007 and December 31, 2006, were as follows:

Portfolio	2007	2006
LifePath Retirement

Distributions paid from:
Ordinary income	$4,463,310	$3,984,419
Long-term capital gain	3,475,318	1,806,396

Total Distributions	$7,938,628	$5,790,815

LifePath 2010

Distributions paid from:
Ordinary income	$15,458,289	$13,211,999
Long-term capital gain	16,830,989	7,509,756

Total Distributions	$32,289,278	$20,721,755

LifePath 2020

Distributions paid from:
Ordinary income	$23,564,609	$17,590,131
Long-term capital gain	34,594,263	–

Total Distributions	$58,158,872	$17,590,131

LifePath 2030

Distributions paid from:
Ordinary income	$14,697,587	$10,936,998
Long-term capital gain	32,163,792	11,647,766

Total Distributions	$46,861,379	$22,584,764

LifePath 2040

Distributions paid from:
Ordinary income	$7,208,484	$5,507,156
Long-term capital gain	16,474,156	–

Total Distributions	$23,682,640	$5,507,156

FEDERAL INCOME TAXES

Each LifePath Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each LifePath Portfolio to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss

24

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2007.

The LifePath Portfolios adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the LifePath Portfolios’ financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the LifePath Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the LifePath Portfolios. State Street is entitled to receive fees for its transfer agent and dividend-disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the LifePath Portfolios.

SEI Investments Distribution Company (“SEI”) is the LifePath Portfolios’ distributor. The LifePath Portfolios have adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which authorizes Class R of the LifePath Portfolios to pay expenses relating to the distribution of its shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.25% of the average daily net assets of each LifePath Portfolio’s Class R. Class I shareholders do not pay any fees for distribution services. Class R of each LifePath Portfolio paid distribution fees for the year ended December 31, 2007 as follows:

Portfolio	Distribution Fees
LifePath Retirement – Class R	$51,580
LifePath 2010 – Class R	184,010
LifePath 2020 – Class R	390,441
LifePath 2030 – Class R	282,492
LifePath 2040 – Class R	229,820

The Trust has entered into an administration services arrangement with BGI which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the LifePath Portfolios’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the LifePath Portfolios for which BGI receives a fee paid by each LifePath Portfolio. BGI, in consideration thereof, has agreed to bear all of the LifePath Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, brokerage and other expenses related to the executions of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the LifePath Portfolios. BGI is entitled to receive for these administration services an annual fee of 0.50% of the average daily net assets of each LifePath Portfolio.

The fees and expenses of the LifePath Portfolios’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the LifePath Portfolios. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the LifePath Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGI waived and/or credited administration fees as follows:

Portfolio	Administration Fees Waived/Credited
LifePath Retirement	$18,027
LifePath 2010	21,202
LifePath 2020	24,961
LifePath 2030	22,467
LifePath 2040	20,862

BGI may delegate certain of its administration duties to sub-administrators.

25

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the LifePath Portfolios were as follows:

	Year Ended December 31, 2007		Year Ended December 31, 2006
Portfolio	Shares	Amount	Shares	Amount
LifePath Retirement
Class I Shares:
Shares sold	8,021,227	$94,290,518	4,652,739	$53,280,195
Shares issued in reinvestment of dividends and distributions	537,471	6,235,052	412,612	4,733,179
Shares redeemed	(4,501,154)	(52,854,970)	(6,023,082)	(69,586,853)

Net increase (decrease)	4,057,544	$47,670,600	(957,731)	$(11,573,479)

Class R Shares:
Shares sold	1,785,390	$19,652,689	764,884	$8,276,272
Shares issued in reinvestment of dividends and distributions	110,220	1,196,585	55,222	595,939
Shares redeemed	(1,060,941)	(11,666,525)	(487,834)	(5,264,745)

Net increase	834,669	$9,182,749	332,272	$3,607,466

LifePath 2010
Class I Shares:
Shares sold	14,784,157	$202,612,464	10,085,739	$134,108,233
Shares issued in reinvestment of dividends and distributions	1,919,892	25,802,339	1,302,506	17,421,932
Shares redeemed	(11,659,524)	(158,464,226)	(13,838,764)	(186,970,707)

Net increase (decrease)	5,044,525	$69,950,577	(2,450,519)	$(35,440,542)

Class R Shares:
Shares sold	3,802,447	$51,389,842	1,990,409	$26,085,238
Shares issued in reinvestment of dividends and distributions	400,906	5,294,584	175,999	2,323,091
Shares redeemed	(1,180,138)	(15,940,413)	(677,249)	(8,840,295)

Net increase	3,023,215	$40,744,013	1,489,159	$19,568,034

26

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	Year Ended December 31, 2007		Year Ended December 31, 2006
Portfolio	Shares	Amount	Shares	Amount
LifePath 2020
Class I Shares:
Shares sold	19,736,615	$351,697,047	12,868,872	$213,349,890
Shares issued in reinvestment of dividends and distributions	2,675,930	46,295,187	886,751	14,917,805
Shares redeemed	(10,623,030)	(189,021,624)	(16,008,293)	(272,952,147)

Net increase (decrease)	11,789,515	$208,970,610	(2,252,670)	$(44,684,452)

Class R Shares:
Shares sold	5,398,458	$92,421,280	4,068,680	$64,997,512
Shares issued in reinvestment of dividends and distributions	643,941	10,654,570	135,578	2,205,823
Shares redeemed	(1,970,231)	(33,866,161)	(925,730)	(14,695,481)

Net increase	4,072,168	$69,209,689	3,278,528	$52,507,854

LifePath 2030
Class I Shares:
Shares sold	16,141,246	$277,201,934	10,465,430	$170,408,536
Shares issued in reinvestment of dividends and distributions	2,222,876	36,941,225	1,122,138	18,689,424
Shares redeemed	(7,682,009)	(131,111,976)	(10,342,184)	(173,123,521)

Net increase	10,682,113	$183,031,183	1,245,384	$15,974,439

Class R Shares:
Shares sold	4,242,406	$72,106,135	2,566,642	$41,222,930
Shares issued in reinvestment of dividends and distributions	529,695	8,643,961	191,532	3,150,898
Shares redeemed	(924,466)	(15,719,669)	(655,499)	(10,442,971)

Net increase	3,847,635	$65,030,427	2,102,675	$33,930,857

LifePath 2040
Class I Shares:
Shares sold	10,044,218	$215,487,174	8,037,748	$156,741,631
Shares issued in reinvestment of dividends and distributions	874,176	17,939,975	221,567	4,446,238
Shares redeemed	(5,386,339)	(115,458,295)	(7,099,466)	(140,793,123)

Net increase	5,532,055	$117,968,854	1,159,849	$20,394,746

Class R Shares:
Shares sold	2,850,314	$58,864,421	1,784,732	$33,331,346
Shares issued in reinvestment of dividends and distributions	259,109	5,083,360	45,070	874,490
Shares redeemed	(679,819)	(14,031,680)	(566,731)	(10,534,825)

Net increase	2,429,604	$49,916,101	1,263,071	$23,671,011

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the LifePath Portfolios’ financial statements.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the LifePath Retirement Portfolio, LifePath 2010 Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio and LifePath 2040 Portfolio, each a series of Barclays Global Investors Funds (the “Portfolios”), at December 31, 2007, the results of each of their operations and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 27, 2008

28

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the LifePath Portfolios designate the following amounts as capital gains distributions for the tax year ended December 31, 2007:

Portfolio	Capital Gains Distributions
LifePath Retirement	$3,475,318
LifePath 2010	16,830,989
LifePath 2020	34,594,263
LifePath 2030	32,163,792
LifePath 2040	16,474,156

For corporate shareholders, the following percentages of the income dividends paid by the LifePath Portfolios during the tax year ended December 31, 2007 qualified for the dividends-received deduction:

Portfolio	Dividends- Received Deduction
LifePath Retirement	9.25%
LifePath 2010	11.74
LifePath 2020	20.76
LifePath 2030	28.15
LifePath 2040	37.11

Under Section 854(b)(2) of the Code, the LifePath Portfolios hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the tax year ended December 31, 2007:

Portfolio	Qualified Dividend Income
LifePath Retirement	$834,318
LifePath 2010	3,491,587
LifePath 2020	9,423,002
LifePath 2030	8,287,526
LifePath 2040	6,813,542

Pursuant to Section 871(k)(1)(C) of the Code, the LifePath Portfolios hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2007:

Portfolio	Interest- Related Dividends
LifePath Retirement	$3,162,509
LifePath 2010	10,779,675
LifePath 2020	13,358,834
LifePath 2030	6,454,039
LifePath 2040	1,557,401

In January 2008, shareholders should have received Form 1099-DIV which includes their share of qualified dividend income distributed during the calendar year of 2007. Shareholders are advised to check with their tax advisers for information on the treatment of those amounts on their income tax returns.

29

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER MEETING RESULTS (Unaudited)

The Special Meeting of Shareholders of Barclays Global Investors Funds (the “Trust”) was held on November 16, 2007. At the Special Meeting, the following matters were voted upon and approved by the shareholders. The results of the voting are presented below. Each vote represents one dollar of the value of shares outstanding on the record date for the Meeting.

Proposal 1*
			Votes For	Votes Withheld
To elect the eight nominees specified below as Trustees of the Trust.
Mary G.F. Bitterman			12,203,177,181	54,857,534
A. John Gambs			12,203,446,326	54,588,389
Lee T. Kranefuss			12,203,552,030	54,482,685
Hayne E. Leland			12,203,587,382	54,447,333
Jeffrey M. Lyons			12,204,148,710	53,886,005
Wendy Paskin-Jordan			12,197,903,596	60,131,119
Leo Soong			12,202,502,041	55,532,674
H. Michael Williams			12,202,709,434	55,325,281

Ms. Bitterman, Ms. Paskin-Jordan and Messrs. Gambs, Kranefuss and Soong previously served as Trustees of the Trust and were reelected. Messrs. Leland, Lyons and Williams were newly elected.

Proposal 2
	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
To approve the amendment of the agreement and declaration of trust to allow the Board of Trustees to authorize a LifePath Portfolio’s merger with another LifePath Portfolio.
LifePath Retirement Portfolio	51,005,069	1,757,129	1,729,196	9,716,618
LifePath 2010 Portfolio	192,787,566	6,076,112	5,009,279	79,825,249
LifePath 2020 Portfolio	337,937,558	15,138,297	12,697,330	157,825,633
LifePath 2030 Portfolio	271,329,756	8,857,360	5,329,066	99,823,743
LifePath 2040 Portfolio	237,390,963	5,457,982	5,235,912	117,312,785

Proposal 3
This proposal is not applicable to the LifePath Portfolios.

Proposal 4
This proposal is not applicable to the LifePath Portfolios.

*	Denotes Trust-wide proposal and voting results.
**	Broker non-votes are proxies received by the LifePath Portfolio from brokers or nominees, who neither has received instructions from the beneficial owner or other persons entitled to vote, nor has discretionary power to vote on a particular matter.

30

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the LifePath Portfolios. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), Barclays Foundry Investment Trust (“BFIT”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 175 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the LifePath Portfolios’Trustees and Officers may be found in the LifePath Portfolios’combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 1961	Trustee (since 2001) and Chairperson of the Board (since 2007).	Chief Executive Officer (since 2003) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 1960	Trustee and President (since 2007).	Head (since 2006) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of BFIT and MIP; Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolios and BGI, the parent company of BGFA and the administrator of the Funds and the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

31

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 1944	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

A. John Gambs, 1945	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 1941	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 1955	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (since 2001) of Maier Siebel Baber.

Leo Soong, 1946	Trustee (since 2000) and Lead Independent Trustee (since 2006).	President (since 2002) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies); Managing Director (since 1989) of CG Roxane LLC (water company).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

32

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Director (since 2007) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Eilleen M. Clavere, 1952	Secretary (since 2007).	Head (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Stephen Monroe, 1960	Executive Vice President (since 2007).	Global Head (since 2006) of Cash Management of BGI; Managing Director (1997-2006) of National Sales Manager, JP Morgan Securities, Inc.	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 1970	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI; U.S. Liquidity Manager (2000-2002) of BGI.	None.

Alan Mason, 1960	Vice President (since 2007).	Head (since 2006) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

33

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Shares	Value

MASTER PORTFOLIOS – 71.94%
Active Stock Master Portfolio(a)		$64,407,443
CoreAlpha Bond Master Portfolio(a)		174,248,130

TOTAL MASTER PORTFOLIOS		238,655,573

EXCHANGE-TRADED FUNDS – 27.62%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	105,323	8,343,687
iShares Lehman TIPS Bond Fund(a)(b)	293,932	31,098,006
iShares MSCI Canada Index Fund(a)(b)	66,240	2,127,629
iShares MSCI EAFE Index Fund(a)	331,424	26,016,784
iShares MSCI Emerging Markets Index Fund(a)(b)	43,034	6,468,010
iShares S&P MidCap 400 Index Fund(a)	138,232	11,741,426
iShares S&P SmallCap 600 Index Fund(a)(b)	89,558	5,823,061

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $81,893,307)		91,618,603

SHORT-TERM INVESTMENTS – 9.47%

MONEY MARKET FUNDS – 9.47%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.84%(a)(c)	973,871	973,871
BGI Cash Premier Fund LLC 4.90%(a)(c)(d)	30,431,345	30,431,345
		31,405,216

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,405,216)		31,405,216

TOTAL INVESTMENTS – 109.03%		361,679,392

Other Assets, Less Liabilities – (9.03)%		(29,946,010)

NET ASSETS – 100.00%		$331,733,382

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

34

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Shares	Value

MASTER PORTFOLIOS – 69.79%
Active Stock Master Portfolio(a)		$234,935,482
CoreAlpha Bond Master Portfolio(a)		461,866,241

TOTAL MASTER PORTFOLIOS		696,801,723

EXCHANGE-TRADED FUNDS – 29.29%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	374,886	29,698,469
iShares Lehman TIPS Bond Fund(a)(b)	782,181	82,754,750
iShares MSCI Canada Index Fund(a)	239,353	7,688,018
iShares MSCI EAFE Index Fund(a)(b)	1,151,860	90,421,010
iShares MSCI Emerging Markets Index Fund(a)(b)	157,836	23,722,751
iShares S&P MidCap 400 Index Fund(a)(b)	468,192	39,768,229
iShares S&P SmallCap 600 Index Fund(a)(b)	282,944	18,397,019

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $256,663,562)		292,450,246

SHORT-TERM INVESTMENTS – 8.13%

MONEY MARKET FUNDS – 8.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.84%(a)(c)	2,318,369	2,318,369
BGI Cash Premier Fund LLC 4.90%(a)(c)(d)	78,821,713	78,821,713
		81,140,082

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,140,082)		81,140,082

TOTAL INVESTMENTS – 107.21%		1,070,392,051

Other Assets, Less Liabilities – (7.21)%		(71,982,052)

NET ASSETS – 100.00%		$998,409,999

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

35

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Shares	Value

MASTER PORTFOLIOS – 64.72%
Active Stock Master Portfolio(a)		$647,248,169
CoreAlpha Bond Master Portfolio(a)		535,688,626

TOTAL MASTER PORTFOLIOS		1,182,936,795

EXCHANGE-TRADED FUNDS – 34.53%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	1,003,939	79,532,048
iShares Lehman TIPS Bond Fund(a)(b)	887,928	93,942,782
iShares MSCI Canada Index Fund(a)	620,108	19,917,869
iShares MSCI EAFE Index Fund(a)	2,991,512	234,833,692
iShares MSCI Emerging Markets Index Fund(a)(b)	397,239	59,705,022
iShares S&P MidCap 400 Index Fund(a)(b)	1,149,791	97,663,247
iShares S&P SmallCap 600 Index Fund(a)(b)	701,643	45,620,828

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $548,552,851)		631,215,488

SHORT-TERM INVESTMENTS – 8.94%

MONEY MARKET FUNDS – 8.94%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.84%(a)(c)	4,724,356	4,724,356
BGI Cash Premier Fund LLC 4.90%(a)(c)(d)	158,676,394	158,676,394
		163,400,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $163,400,750)		163,400,750

TOTAL INVESTMENTS – 108.19%		1,977,553,033

Other Assets, Less Liabilities – (8.19)%		(149,665,053)

NET ASSETS – 100.00%		$1,827,887,980

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

36

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Shares	Value

MASTER PORTFOLIOS – 60.97%
Active Stock Master Portfolio(a)		$615,979,908
CoreAlpha Bond Master Portfolio(a)		233,456,719

TOTAL MASTER PORTFOLIOS		849,436,627

EXCHANGE-TRADED FUNDS – 38.39%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	935,492	74,109,676
iShares Lehman TIPS Bond Fund(a)(b)	372,547	39,415,473
iShares MSCI Canada Index Fund(a)	573,734	18,428,336
iShares MSCI EAFE Index Fund(a)(b)	2,783,137	218,476,254
iShares MSCI Emerging Markets Index Fund(a)(b)	371,779	55,878,384
iShares S&P MidCap 400 Index Fund(a)	1,033,094	87,751,004
iShares S&P SmallCap 600 Index Fund(a)(b)	627,519	40,801,285

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $472,355,339)		534,860,412

SHORT-TERM INVESTMENTS – 11.56%

MONEY MARKET FUNDS – 11.56%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.84%(a)(c)	4,164,161	4,164,161
BGI Cash Premier Fund LLC 4.90%(a)(c)(d)	156,893,442	156,893,442
		161,057,603

TOTAL SHORT-TERM INVESTMENTS
(Cost: $161,057,603)		161,057,603

TOTAL INVESTMENTS – 110.92%		1,545,354,642

Other Assets, Less Liabilities – (10.92)%		(152,176,338)

NET ASSETS – 100.00%		$1,393,178,304

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

37

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Shares	Value

MASTER PORTFOLIOS – 58.41%
Active Stock Master Portfolio(a)		$522,943,445
CoreAlpha Bond Master Portfolio(a)		74,628,386

TOTAL MASTER PORTFOLIOS		597,571,831

EXCHANGE-TRADED FUNDS – 40.83%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	805,403	63,804,025
iShares MSCI Canada Index Fund(a)	478,615	15,373,114
iShares MSCI EAFE Index Fund(a)(b)	2,355,712	184,923,392
iShares MSCI Emerging Markets Index Fund(a)(b)	312,404	46,954,321
iShares S&P MidCap 400 Index Fund(a)	852,821	72,438,616
iShares S&P SmallCap 600 Index Fund(a)(b)	525,399	34,161,443

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $375,801,452)		417,654,911

SHORT-TERM INVESTMENTS – 14.46%

MONEY MARKET FUNDS – 14.46%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.84%(a)(c)	3,191,085	3,191,085
BGI Cash Premier Fund LLC 4.90%(a)(c)(d)	144,699,088	144,699,088
		147,890,173

TOTAL SHORT-TERM INVESTMENTS
(Cost: $147,890,173)		147,890,173

TOTAL INVESTMENTS – 113.70%		1,163,116,915

Other Assets, Less Liabilities – (13.70)%		(140,176,012)

NET ASSETS – 100.00%		$1,022,940,903

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

38

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Shares	Value

COMMON STOCKS – 93.61%

AEROSPACE & DEFENSE – 2.06%
Boeing Co. (The)	229,578	$20,078,892
General Dynamics Corp.	26,154	2,327,444
Lockheed Martin Corp.	82,323	8,665,319
Northrop Grumman Corp.	109,742	8,630,111
United Technologies Corp.	42,435	3,247,975
		42,949,741

AGRICULTURE – 1.86%
Altria Group Inc.	494,581	37,380,432
Monsanto Co.	11,747	1,312,022
		38,692,454

AIRLINES – 0.09%
AMR Corp.(a)(b)	52,190	732,226
Continental Airlines Inc. Class B(a)(b)	16,794	373,667
Delta Air Lines Inc.(a)(b)	3,883	57,818
Northwest Airlines Corp.(a)(b)	13,897	201,645
US Airways Group Inc.(a)(b)	28,924	425,472
		1,790,828

APPAREL – 0.21%
Coach Inc.(a)	32,704	1,000,088
Jones Apparel Group Inc.(b)	26,765	427,972
Nike Inc. Class B	4,308	276,746
Polo Ralph Lauren Corp.(b)	42,896	2,650,544
		4,355,350

AUTO MANUFACTURERS – 0.10%
General Motors Corp.	86,053	2,141,859
		2,141,859

AUTO PARTS & EQUIPMENT – 0.07%
Lear Corp.(a)	49,043	1,356,529
		1,356,529

BANKS – 4.60%
BancorpSouth Inc.	3,492	82,446
Bank of America Corp.	853,083	35,198,205
Bank of New York Mellon Corp. (The)	359,752	17,541,508
Colonial BancGroup Inc. (The)(b)	11,061	149,766
Comerica Inc.(b)	5,571	242,506
Cullen/Frost Bankers Inc.	963	48,786
Discover Financial Services LLC	126,988	1,914,979
KeyCorp(b)	274,561	6,438,455
Northern Trust Corp.(b)	144,837	11,091,617
Regions Financial Corp.(b)	102,278	2,418,875
State Street Corp.(b)	105,369	8,555,963
U.S. Bancorp	8,389	266,267
UnionBanCal Corp.(b)	74,876	3,662,185
Wachovia Corp.	43,779	1,664,915
Wells Fargo & Co.	181,849	5,490,021
Zions Bancorporation	26,823	1,252,366
		96,018,860

Security	Shares	Value

BEVERAGES – 3.09%
Anheuser-Busch Companies Inc.	310,527	$16,252,983
Coca-Cola Co. (The)	19,735	1,211,137
Coca-Cola Enterprises Inc.(b)	406,412	10,578,904
Molson Coors Brewing Co. Class B	76,849	3,966,945
Pepsi Bottling Group Inc.(b)	252,009	9,944,275
PepsiAmericas Inc.(b)	105,108	3,502,199
PepsiCo Inc.(b)	249,856	18,964,070
		64,420,513

BIOTECHNOLOGY – 1.27%
Amgen Inc.(a)	390,905	18,153,628
Biogen Idec Inc.(a)	122,819	6,990,858
Genzyme Corp.(a)(b)	17,895	1,332,104
		26,476,590

BUILDING MATERIALS – 0.07%
Lennox International Inc.(b)	13,413	555,566
Masco Corp.(b)	44,624	964,325
		1,519,891

CHEMICALS – 1.20%
Air Products and Chemicals Inc.	37,706	3,718,943
Albemarle Corp.(b)	4,844	199,815
Ashland Inc.	79,167	3,754,891
Cytec Industries Inc.	4,557	280,620
Dow Chemical Co. (The)	130,565	5,146,872
Du Pont (E.I.) de Nemours and Co.	28,098	1,238,841
Ecolab Inc.	39,536	2,024,639
Lubrizol Corp.(b)	85,491	4,630,193
Praxair Inc.	42,345	3,756,425
Sherwin-Williams Co. (The)	2,107	122,290
Sigma-Aldrich Corp.	894	48,812
		24,922,341

COAL – 0.06%
Massey Energy Co.(b)	37,358	1,335,549
		1,335,549

COMMERCIAL SERVICES – 1.64%
Accenture Ltd.(b)	400,327	14,423,782
Apollo Group Inc. Class A(a)	18,660	1,308,999
Block (H & R) Inc.(b)	50,122	930,766
Deluxe Corp.(b)	16,551	544,362
ITT Educational Services Inc.(a)	33,078	2,820,561
Manpower Inc.(b)	39,640	2,255,516
Moody’s Corp.(b)	60,629	2,164,455
Robert Half International Inc.(b)	258,861	6,999,601
Western Union Co.	117,278	2,847,510
		34,295,552

COMPUTERS – 4.11%
Apple Inc.(a)	130,777	25,904,308
Cadence Design Systems Inc.(a)(b)	73,718	1,253,943

39

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Shares	Value

COMPUTERS (Continued)
Computer Sciences Corp.(a)(b)	59,872	$2,961,868
Dell Inc.(a)	189,842	4,653,027
Electronic Data Systems Corp.(b)	461,929	9,575,788
EMC Corp.(a)	22,881	423,985
FactSet Research Systems Inc.(b)	3,234	180,134
Hewlett-Packard Co.	510,772	25,783,771
International Business Machines Corp.	114,412	12,367,937
Seagate Technology	58,552	1,493,076
Synopsys Inc.(a)	26,979	699,565
Teradata Corp.(a)	16,341	447,907
		85,745,309

COSMETICS & PERSONAL CARE – 2.19%
Colgate-Palmolive Co.	206,101	16,067,634
Procter & Gamble Co. (The)	402,726	29,568,143
		45,635,777

DISTRIBUTION & WHOLESALE – 0.45%
Genuine Parts Co.(b)	57,611	2,667,389
Grainger (W.W.) Inc.(b)	77,194	6,756,019
		9,423,408

DIVERSIFIED FINANCIAL SERVICES – 6.84%
American Express Co.	154,553	8,039,847
AmeriCredit Corp.(a)(b)	66,508	850,637
Ameriprise Financial Inc.	214,256	11,807,648
Bear Stearns Companies Inc. (The)(b)	17,450	1,539,963
Capital One Financial Corp.	80,859	3,821,396
CIT Group Inc.(b)	68,647	1,649,587
Citigroup Inc.	757,939	22,313,724
Countrywide Financial Corp.(b)	87,496	782,214
Federal Home Loan Mortgage Corp.	126,887	4,323,040
Federal National Mortgage Association(b)	166,169	6,643,437
Franklin Resources Inc.	14,476	1,656,489
Goldman Sachs Group Inc. (The)(b)	82,007	17,635,605
JPMorgan Chase & Co.	726,198	31,698,543
Lehman Brothers Holdings Inc.(b)	95,006	6,217,193
Merrill Lynch & Co. Inc.	167,033	8,966,331
Morgan Stanley	226,505	12,029,681
Raymond James Financial Inc.(b)	57,949	1,892,614
Rowe (T.) Price Group Inc.	810	49,313
SLM Corp.	35,892	722,865
		142,640,127

ELECTRIC – 3.39%
AES Corp. (The)(a)(b)	239,383	5,120,402
Alliant Energy Corp.(b)	72,053	2,931,837
American Electric Power Co. Inc.(b)	117,434	5,467,727
Constellation Energy Group Inc.	86,676	8,886,890
Duke Energy Corp.	12,419	250,491
Edison International	403,750	21,548,138
Entergy Corp.(b)	32,962	3,939,618
FirstEnergy Corp.	225,604	16,320,193

Security	Shares	Value

ELECTRIC (Continued)
FPL Group Inc.	918	$62,222
Pepco Holdings Inc.	43,810	1,284,947
PG&E Corp.	3,391	146,118
Progress Energy Inc.	10,457	506,433
Public Service Enterprise Group Inc.(b)	42,589	4,183,943
		70,648,959

ELECTRICAL COMPONENTS & EQUIPMENT – 0.28%
Emerson Electric Co.(b)	103,006	5,836,320
		5,836,320

ELECTRONICS – 0.48%
Agilent Technologies Inc.(a)	26,521	974,382
Applied Biosystems Group	3,269	110,884
Flextronics International Ltd.(a)(b)	269,336	3,248,192
Mettler-Toledo International Inc.(a)	16,216	1,845,381
Sanmina-SCI Corp.(a)	102,714	186,940
Tyco Electronics Ltd.	75,199	2,792,139
Vishay Intertechnology Inc.(a)	10,388	118,527
Waters Corp.(a)	8,519	673,597
		9,950,042

ENGINEERING & CONSTRUCTION – 0.80%
Fluor Corp.(b)	70,391	10,257,377
Foster Wheeler Ltd.(a)	5,298	821,296
Jacobs Engineering Group Inc.(a)(b)	50,336	4,812,625
URS Corp.(a)	15,442	838,964
		16,730,262

ENVIRONMENTAL CONTROL – 0.52%
Republic Services Inc.(b)	64,627	2,026,056
Waste Management Inc.	272,944	8,917,081
		10,943,137

FOOD – 1.14%
Corn Products International Inc.	43,677	1,605,130
General Mills Inc.	98,632	5,622,024
Hormel Foods Corp.	22,196	898,494
Kellogg Co.	39,833	2,088,444
Kroger Co. (The)(b)	163,094	4,356,241
Sara Lee Corp.(b)	386,744	6,211,109
Smucker (J.M.) Co. (The)	5,218	268,414
SUPERVALU Inc.	1,707	64,047
Sysco Corp.(b)	54,687	1,706,781
Tyson Foods Inc. Class A(b)	67,370	1,032,782
		23,853,466

FOREST PRODUCTS & PAPER – 0.10%
International Paper Co.(b)	67,385	2,181,926
		2,181,926

40

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Shares	Value

GAS – 0.36%
AGL Resources Inc.	2,585	$97,299
Sempra Energy	95,108	5,885,283
UGI Corp.	55,253	1,505,644
		7,488,226

HEALTH CARE - PRODUCTS – 3.86%
Alcon Inc.(b)	92,071	13,169,836
Baxter International Inc.	331,980	19,271,439
Becton, Dickinson and Co.	205,896	17,208,788
DENTSPLY International Inc.	61,608	2,773,592
Johnson & Johnson	235,183	15,686,706
Medtronic Inc.	98,219	4,937,469
St. Jude Medical Inc.(a)(b)	31,925	1,297,432
Steris Corp.(b)	21,092	608,293
Zimmer Holdings Inc.(a)	84,256	5,573,534
		80,527,089

HEALTH CARE - SERVICES – 1.45%
Apria Healthcare Group Inc.(a)(b)	16,931	365,202
Health Net Inc.(a)	32,906	1,589,360
Humana Inc.(a)(b)	126,498	9,526,564
Lincare Holdings Inc.(a)(b)	5,440	191,270
UnitedHealth Group Inc.	301,062	17,521,808
WellCare Health Plans Inc.(a)(b)	26,778	1,135,655
		30,329,859

HOME BUILDERS – 0.23%
Centex Corp.(b)	45,467	1,148,496
NVR Inc.(a)(b)	7,154	3,748,696
		4,897,192

HOUSEHOLD PRODUCTS & WARES – 0.44%
Blyth Inc.(b)	5,165	113,320
Clorox Co. (The)	1,062	69,211
Kimberly-Clark Corp.(b)	128,216	8,890,497
		9,073,028

INSURANCE – 3.51%
ACE Ltd.(b)	214,050	13,224,009
Allstate Corp. (The)	6,892	359,969
Ambac Financial Group Inc.(b)	15,808	407,372
American International Group Inc.	213,791	12,464,015
Aon Corp.	23,381	1,115,040
Axis Capital Holdings Ltd.(b)	141,842	5,527,583
Berkley (W.R.) Corp.	25,343	755,475
Chubb Corp.	1,455	79,414
Genworth Financial Inc. Class A	60,366	1,536,315
Hartford Financial Services Group Inc. (The)(b)	85,319	7,438,964
Lincoln National Corp.(b)	27,650	1,609,783
Marsh & McLennan Companies Inc.	25,829	683,694
MetLife Inc.(b)	145,738	8,980,376
Prudential Financial Inc.	45,746	4,256,208

Security	Shares	Value

INSURANCE (Continued)
StanCorp Financial Group Inc.	982	$49,473
Travelers Companies Inc. (The)(b)	265,326	14,274,539
Unum Group	3,625	86,239
Willis Group Holdings Ltd.	11,940	453,362
		73,301,830

INTERNET – 2.68%
Amazon.com Inc.(a)	62,581	5,797,504
Check Point Software Technologies Ltd.(a)(b)	205,005	4,501,910
eBay Inc.(a)	475,313	15,775,638
Expedia Inc.(a)(b)	30,968	979,208
Google Inc. Class A(a)(b)	30,488	21,081,842
Symantec Corp.(a)	321,632	5,191,141
ValueClick Inc.(a)(b)	62,469	1,368,071
Yahoo! Inc.(a)	52,901	1,230,477
		55,925,791

IRON & STEEL – 0.17%
Nucor Corp.	44,365	2,627,295
Reliance Steel & Aluminum Co.	16,107	872,999
		3,500,294

LODGING – 0.54%
Choice Hotels International Inc.(b)	54,272	1,801,830
Harrah’s Entertainment Inc.	10,011	888,476
Starwood Hotels & Resorts Worldwide Inc.(b)	157,069	6,915,748
Wyndham Worldwide Corp.	67,557	1,591,643
		11,197,697

MACHINERY – 0.43%
Caterpillar Inc.	47,642	3,456,904
Deere & Co.	43,403	4,041,687
Gardner Denver Inc.(a)	6,549	216,117
Rockwell Automation Inc.(b)	18,037	1,243,832
		8,958,540

MANUFACTURING – 4.32%
Cooper Industries Ltd.(b)	10,843	573,378
Crane Co.	455	19,520
Eaton Corp.(b)	165,589	16,053,854
General Electric Co.	1,074,966	39,848,990
Harsco Corp.	1,035	66,312
Honeywell International Inc.	273,657	16,849,062
Ingersoll-Rand Co. Ltd. Class A(b)	104,982	4,878,514
Pall Corp.	12,938	521,660
Parker Hannifin Corp.(b)	30,264	2,279,182
Textron Inc.	19,513	1,391,277
3M Co.	77,433	6,529,151
Tyco International Ltd.	25,293	1,002,867
		90,013,767

41

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Shares	Value

MEDIA – 1.95%
DIRECTV Group Inc. (The)(a)	770,458	$17,812,989
EchoStar Communications Corp.(a)	144,973	5,468,382
McGraw-Hill Companies Inc. (The)(b)	51,571	2,259,326
Time Warner Inc.	357,698	5,905,594
Viacom Inc. Class B(a)	105,929	4,652,402
Walt Disney Co. (The)	140,509	4,535,631
		40,634,324

METAL FABRICATE & HARDWARE – 0.11%
Commercial Metals Co.(b)	27,642	814,057
Timken Co. (The)	42,535	1,397,275
		2,211,332

MINING – 0.36%
Alcoa Inc.	41,324	1,510,392
Freeport-McMoRan Copper & Gold Inc.	2,765	283,247
Newmont Mining Corp.	28,777	1,405,181
Southern Copper Corp.(b)	41,738	4,387,916
		7,586,736

OFFICE & BUSINESS EQUIPMENT – 0.25%
Xerox Corp.	327,294	5,298,890
		5,298,890

OIL & GAS – 10.11%
Apache Corp.	1,069	114,960
Cabot Oil & Gas Corp.	10,355	418,031
Chevron Corp.(b)	231,196	21,577,523
ConocoPhillips(b)	438,096	38,683,877
Devon Energy Corp.(b)	103,891	9,236,949
ENSCO International Inc.(b)	221,237	13,190,150
Exxon Mobil Corp.	835,545	78,282,211
Forest Oil Corp.(a)	2,487	126,439
Marathon Oil Corp.(b)	56,831	3,458,735
Noble Corp.(b)	65,363	3,693,663
Noble Energy Inc.(b)	118,858	9,451,588
Occidental Petroleum Corp.(b)	216,673	16,681,654
Patterson-UTI Energy Inc.(b)	183,650	3,584,848
Quicksilver Resources Inc.(a)	1,454	86,644
Sunoco Inc.	3,167	229,418
Ultra Petroleum Corp.(a)	6,191	442,657
Unit Corp.(a)	4,960	229,400
Valero Energy Corp.	93,169	6,524,625
XTO Energy Inc.	93,535	4,803,958
		210,817,330

OIL & GAS SERVICES – 1.24%
BJ Services Co.(b)	6,981	169,359
Global Industries Ltd.(a)(b)	128,713	2,757,032
Grant Prideco Inc.(a)(b)	50,457	2,800,868
Halliburton Co.	128,282	4,863,171
National Oilwell Varco Inc.(a)(b)	116,489	8,557,282
Schlumberger Ltd.	47,467	4,669,329
Smith International Inc.	12,964	957,391
Tidewater Inc.(b)	19,811	1,086,831
		25,861,263

Security	Shares	Value

PACKAGING & CONTAINERS – 0.16%
Ball Corp.	7,895	$355,275
Owens-Illinois Inc.(a)	5,524	273,438
Packaging Corp. of America	12,560	354,192
Sonoco Products Co.(b)	71,428	2,334,267
		3,317,172

PHARMACEUTICALS – 5.07%
Abbott Laboratories	9,086	510,179
Bristol-Myers Squibb Co.	52,769	1,399,434
Endo Pharmaceuticals Holdings Inc.(a)(b)	36,335	969,054
Express Scripts Inc.(a)	3,670	267,910
Forest Laboratories Inc.(a)	322,021	11,737,665
Gilead Sciences Inc.(a)(b)	96,545	4,442,035
King Pharmaceuticals Inc.(a)	158,176	1,619,722
Lilly (Eli) and Co.	379,285	20,250,026
Medco Health Solutions Inc.(a)	55,845	5,662,683
Merck & Co. Inc.	97,917	5,689,957
Pfizer Inc.	1,632,609	37,109,203
Wyeth(b)	361,712	15,984,053
		105,641,921

PIPELINES – 0.26%
El Paso Corp.	12,556	216,465
Williams Companies Inc. (The)	146,067	5,226,277
		5,442,742

REAL ESTATE – 0.05%
Jones Lang LaSalle Inc.(b)	14,633	1,041,284
		1,041,284

REAL ESTATE INVESTMENT TRUSTS – 1.02%
Hospitality Properties Trust(b)	16,847	542,810
Host Hotels & Resorts Inc.(b)	543,188	9,255,924
HRPT Properties Trust(b)	10,509	81,235
Liberty Property Trust	6,449	185,796
ProLogis(b)	137,777	8,732,306
SL Green Realty Corp.(b)	26,887	2,512,859
		21,310,930

RETAIL – 3.73%
AutoNation Inc.(a)(b)	118,728	1,859,280
Big Lots Inc.(a)(b)	99,453	1,590,253
BJ’s Wholesale Club Inc.(a)(b)	80,565	2,725,514
CBRL Group Inc.(b)	5,855	189,643
Costco Wholesale Corp.	72,290	5,042,950
Darden Restaurants Inc.	164,880	4,568,825
Dollar Tree Stores Inc.(a)(b)	79,467	2,059,785
Family Dollar Stores Inc.(b)	156,922	3,017,610
Gap Inc. (The)	36,715	781,295
Home Depot Inc.	147,625	3,977,018
Lowe’s Companies Inc.	80,821	1,828,171
Macy’s Inc.	28,208	729,741
McDonald’s Corp.	139,013	8,189,256

42

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Shares	Value

RETAIL (Continued)
Office Depot Inc.(a)(b)	286,622	$3,986,912
OfficeMax Inc.	7,628	157,595
Penney (J.C.) Co. Inc.	7,391	325,130
Penske Automotive Group Inc.(b)	47,338	826,521
RadioShack Corp.(b)	107,720	1,816,159
Staples Inc.(b)	184,184	4,249,125
TJX Companies Inc. (The)(b)	105,665	3,035,755
Wal-Mart Stores Inc.(b)	539,598	25,647,093
Wendy’s International Inc.	26,300	679,592
Yum! Brands Inc.	11,054	423,037
		77,706,260

SAVINGS & LOANS – 0.03%
Sovereign Bancorp Inc.	56,948	649,207
		649,207

SEMICONDUCTORS – 3.09%
Analog Devices Inc.(b)	22,248	705,262
Applied Materials Inc.(b)	619,905	11,009,513
Atmel Corp.(a)	19,142	82,693
Integrated Device Technology Inc.(a)(b)	98,377	1,112,644
Intel Corp.	937,732	24,999,935
MEMC Electronic Materials Inc.(a)	28,339	2,507,718
NVIDIA Corp.(a)(b)	238,546	8,115,335
QLogic Corp.(a)	9,539	135,454
Texas Instruments Inc.(b)	472,657	15,786,744
		64,455,298

SOFTWARE – 3.92%
Adobe Systems Inc.(a)	62,777	2,682,461
Autodesk Inc.(a)(b)	126,000	6,269,760
BMC Software Inc.(a)	70,666	2,518,536
Broadridge Financial Solutions Inc.	7,778	174,461
Dun & Bradstreet Corp. (The)(b)	14,211	1,259,521
Microsoft Corp.(b)	1,512,542	53,846,495
MoneyGram International Inc.(b)	23,668	363,777
Oracle Corp.(a)	651,105	14,701,951
		81,816,962

TELECOMMUNICATIONS – 5.92%
ADC Telecommunications Inc.(a)	53,006	824,243
ADTRAN Inc.(b)	10,248	219,102
AT&T Inc.	828,806	34,445,177
Cisco Systems Inc.(a)	1,138,159	30,809,964
CommScope Inc.(a)(b)	44,833	2,206,232
Harris Corp.	6,412	401,904
Juniper Networks Inc.(a)(b)	117,185	3,890,542
QUALCOMM Inc.	135,946	5,349,475
Sprint Nextel Corp.	723,061	9,493,791
Telephone and Data Systems Inc. Special	15,120	870,912
United States Cellular Corp.(a)	3,478	292,500
Verizon Communications Inc.	792,626	34,629,830
		123,433,672

Security	Shares or Principal	Value

TOYS, GAMES & HOBBIES – 0.17%
Hasbro Inc.(b)	137,067	$3,506,174
		3,506,174

TRANSPORTATION – 1.56%
C.H. Robinson Worldwide Inc.(b)	19,638	1,062,809
CSX Corp.	8,344	366,969
FedEx Corp.(b)	51,497	4,591,988
Kirby Corp.(a)(b)	9,950	462,476
Landstar System Inc.(b)	20,711	872,969
Norfolk Southern Corp.	86,203	4,348,079
Union Pacific Corp.	89,065	11,188,345
United Parcel Service Inc. Class B	115,152	8,143,549
YRC Worldwide Inc.(a)(b)	86,434	1,477,157
		32,514,341

TOTAL COMMON STOCKS
(Cost: $1,876,905,969)		1,952,323,941

SHORT-TERM INVESTMENTS – 14.22%

MONEY MARKET FUNDS – 14.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	49,232,878	49,232,878
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	244,721,821	244,721,821
		293,954,699

U.S. TREASURY OBLIGATIONS – 0.12%
U.S. Treasury Bill
3.10%, 03/27/08(f)(g)	$2,550,000	2,530,855
		2,530,855

TOTAL SHORT-TERM INVESTMENTS
(Cost: $296,485,041)		296,485,554

TOTAL INVESTMENTS IN SECURITIES – 107.83%
(Cost: $2,173,391,010)		2,248,809,495

Other Assets, Less Liabilities – (7.83)%		(163,295,048)

NET ASSETS – 100.00%		$2,085,514,447

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

43

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

As of December 31, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (March 2008)	715	$52,809,900	$(647,045)

			$(647,045)

The accompanying notes are an integral part of these financial statements.

44

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES – 30.94%

AEROSPACE & DEFENSE – 0.05%
Alliant Techsystems Inc.
6.75%, 04/01/16	$500,000	$500,000
TransDigm Inc.
7.75%, 07/15/14	250,000	253,750
		753,750

AGRICULTURE – 0.40%
Alliance One International Inc.
8.50%, 05/15/12	250,000	243,750
Reynolds American Inc.
5.69%, 06/15/11(a)	5,060,000	4,971,450
7.25%, 06/15/37	750,000	758,010
		5,973,210

APPAREL – 0.03%
Levi Strauss & Co.
9.75%, 01/15/15	500,000	498,750
		498,750

AUTO MANUFACTURERS – 1.21%
DaimlerChrysler North America Holding Corp.
4.75%, 01/15/08	9,500,000	9,497,920
5.46%, 03/13/09	5,000,000	4,972,105
8.50%, 01/18/31	1,950,000	2,459,334
General Motors Nova Scotia Finance Co.
6.85%, 10/15/08	1,000,000	985,000
		17,914,359

AUTO PARTS & EQUIPMENT – 0.09%
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,265,625
		1,265,625

BANKS – 3.07%
American Express Bank FSB
5.55%, 10/17/12	5,700,000	5,800,092
American Express Centurion Bank
5.20%, 11/26/10	1,200,000	1,215,845
Bank of America Corp.
5.49%, 03/15/19	3,500,000	3,344,505
5.75%, 12/01/17	1,500,000	1,503,441
HSBC Bank USA
5.88%, 11/01/34	3,000,000	2,753,025
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	3,002,472
6.50%, 09/15/37	2,400,000	2,326,150

Security	Principal	Value

BANKS (Continued)
JP Morgan Chase Bank N.A.
6.00%, 10/01/17	$4,900,000	$4,983,403
Marshall & Ilsley Corp.
5.63%, 08/17/09	4,890,000	4,938,631
SunTrust Banks Inc.
6.10%, 12/01/66	2,000,000	1,664,442
Wachovia Bank N.A.
5.85%, 02/01/37	1,750,000	1,576,984
6.00%, 11/15/17	2,100,000	2,114,032
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,756,113
Wells Fargo & Co.
5.25%, 10/23/12	7,300,000	7,421,414
		45,400,549

BEVERAGES – 0.10%
PepsiCo Inc.
4.65%, 02/15/13	1,500,000	1,510,072
		1,510,072

BIOTECHNOLOGY – 0.10%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,476,075
		1,476,075

BUILDING MATERIALS – 0.07%
CRH America Inc.
6.00%, 09/30/16	800,000	782,394
Nortek Inc.
8.50%, 09/01/14	250,000	200,000
		982,394

CHEMICALS – 0.23%
Lubrizol Corp.
4.63%, 10/01/09	2,592,000	2,603,026
Momentive Performance Materials Inc.
10.13%, 12/01/14(b)	250,000	228,750
Mosaic Co. (The)
7.63%, 12/01/16(b)	250,000	270,000
Nova Chemicals Corp.
6.50%, 01/15/12	250,000	234,375
		3,336,151

COMMERCIAL SERVICES – 0.11%
Avis Budget Car Rental LLC
7.63%, 05/15/14	250,000	238,750
Convergys Corp.
4.88%, 12/15/09	1,200,000	1,215,842
Service Corp. International
6.75%, 04/01/15	250,000	246,875
		1,701,467

45

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Principal	Value

COMPUTERS – 0.27%
Computer Sciences Corp.
3.50%, 04/15/08	$3,000,000	$2,981,946
SunGard Data Systems Inc.
9.13%, 08/15/13	250,000	254,375
10.25%, 08/15/15	250,000	255,625
Unisys Corp.
8.00%, 10/15/12(b)	500,000	437,500
		3,929,446

DIVERSIFIED FINANCIAL SERVICES – 7.14%
Ameriprise Financial Inc.
7.52%, 06/01/66	500,000	497,923
Associates Corp. of North America
6.88%, 11/15/08	2,400,000	2,435,371
Capital One Financial Corp.
5.43%, 09/10/09	2,940,000	2,778,800
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,463,892
CIT Group Funding Co. of Canada
4.65%, 07/01/10	2,150,000	2,044,695
5.60%, 11/02/11	950,000	901,263
CIT Group Inc.
5.40%, 02/13/12	1,750,000	1,650,295
5.60%, 04/27/11	1,800,000	1,733,179
5.80%, 07/28/11	800,000	770,263
6.10%, 03/15/67	1,250,000	907,624
Citicorp
6.38%, 11/15/08	5,300,000	5,371,926
Citigroup Inc.
4.13%, 02/22/10	2,000,000	1,970,734
5.30%, 10/17/12	5,700,000	5,774,157
5.50%, 02/15/17	3,750,000	3,644,434
5.85%, 07/02/13	2,800,000	2,882,597
Ford Motor Credit Co.
7.38%, 10/28/09	3,000,000	2,823,738
General Electric Capital Corp.
6.75%, 03/15/32	3,000,000	3,406,149
General Motors Acceptance Corp.
6.13%, 01/22/08(c)	250,000	250,037
Genworth Global Funding Trusts
5.75%, 05/15/13	2,000,000	2,040,190
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	1,800,000	1,835,030
6.75%, 10/01/37	5,550,000	5,437,768
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,981,686
JP Morgan Chase Capital XXV
6.80%, 10/01/37	5,000,000	4,807,355
JPMorgan Chase & Co.
5.60%, 06/01/11	8,300,000	8,564,845
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	930,697
5.00%, 01/14/11	3,000,000	2,955,906
5.25%, 02/06/12	2,750,000	2,721,092
6.00%, 07/19/12	875,000	890,955
6.20%, 09/26/14	2,500,000	2,546,170

Security	Principal	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	$2,750,000	$2,793,884
Morgan Stanley
5.25%, 11/02/12	700,000	699,767
5.75%, 08/31/12	1,300,000	1,326,989
5.95%, 12/28/17	1,750,000	1,748,752
6.25%, 08/28/17	1,500,000	1,524,904
Petroplus Finance Ltd.
6.75%, 05/01/14(b)	250,000	232,812
Rio Tinto Finance USA Ltd.
2.63%, 09/30/08	3,600,000	3,536,903
SLM Corp.
4.00%, 01/15/09	3,350,000	3,227,283
5.28%, 01/26/09	4,450,000	4,297,988
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14(b)	250,000	240,625
Williams Companies Inc. (The) Credit Linked Certificate Trust
6.75%, 04/15/09(b)	5,000,000	5,056,250
		105,704,928

ELECTRIC – 1.68%
AES Corp. (The)
8.00%, 10/15/17(b)	1,250,000	1,278,125
CMS Energy Corp.
7.75%, 08/01/10	500,000	524,706
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	941,915
5.88%, 02/01/33	3,500,000	3,246,386
DPL Inc.
8.00%, 03/31/09	3,750,000	3,892,792
Edison Mission Energy
7.63%, 05/15/27	750,000	705,000
Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	501,250
9.13%, 05/01/31	250,000	233,750
Northern States Power
5.25%, 07/15/35	2,500,000	2,260,625
Pacific Gas and Electric Co.
5.63%, 11/30/17	1,500,000	1,504,542
PSEG Energy Holdings LLC
10.00%, 10/01/09(c)	4,000,000	4,216,040
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,452,046
Reliant Energy Inc.
6.75%, 12/15/14	250,000	250,625
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,270,255
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15(b)	250,000	247,500
Virginia Electric and Power Co.
6.35%, 11/30/37	1,250,000	1,281,835
		24,807,392

46

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Principal	Value

ELECTRICAL COMPONENTS & EQUIPMENT – 0.02%
Belden Inc.
7.00%, 03/15/17	$250,000	$243,750
		243,750

ELECTRONICS – 0.02%
NXP BV / NXP Funding LLC
9.50%, 10/15/15	250,000	229,062
		229,062

ENTERTAINMENT – 0.06%
Fontainebleau Las Vegas
Holdings LLC / Fontainebleau
Las Vegas Capital Corp.
10.25%, 06/15/15(b)	750,000	650,625
Gaylord Entertainment Co.
8.00%, 11/15/13	250,000	248,750
		899,375

ENVIRONMENTAL CONTROL – 0.23%
Aleris International Inc.
9.00%, 12/15/14	200,000	167,000
Allied Waste North America Inc.
7.25%, 03/15/15	500,000	497,500
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,757,059
		3,421,559

FOOD – 0.36%
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	543,552
Dean Foods Co.
7.00%, 06/01/16	250,000	222,500
Kellogg Co.
5.13%, 12/03/12	2,300,000	2,319,260
Kraft Foods Inc.
6.00%, 02/11/13	500,000	514,052
Kroger Co. (The)
6.40%, 08/15/17	500,000	522,957
8.05%, 02/01/10	930,000	990,069
SUPERVALU Inc.
7.88%, 08/01/09	250,000	256,682
		5,369,072

FOREST PRODUCTS & PAPER – 0.16%
Bowater Canada Finance
7.95%, 11/15/11(b)	250,000	201,875
Domtar Corp.
7.88%, 10/15/11	250,000	255,313
Georgia-Pacific Corp.
7.13%, 01/15/17(b)	500,000	486,250
7.70%, 06/15/15	250,000	246,250
Weyerhaeuser Co.
7.38%, 03/15/32	1,250,000	1,254,431
		2,444,119

Security	Principal	Value

HEALTH CARE – SERVICES – 0.88%
Community Health Systems Inc.
8.88%, 07/15/15(b)	$1,000,000	$1,018,750
HCA Inc.
6.50%, 02/15/16	1,250,000	1,056,250
9.25%, 11/15/16	750,000	787,500
Res-Care Inc.
7.75%, 10/15/13	250,000	247,500
UnitedHealth Group Inc.
5.09%, 06/21/10(b)	5,320,000	5,178,695
5.50%, 11/15/12(b)	2,500,000	2,537,083
5.80%, 03/15/36	2,400,000	2,195,362
		13,021,140

HOUSEHOLD PRODUCTS & WARES – 0.01%
Jarden Corp.
7.50%, 05/01/17	250,000	215,000
		215,000

INSURANCE – 1.61%
Allstate Financial Global Funding
2.50%, 06/20/08(b)	4,970,000	4,918,396
Genworth Financial Inc.
6.15%, 11/15/66	2,500,000	2,271,378
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,039,156
Lincoln National Corp.
6.05%, 04/20/67	1,100,000	1,026,915
Markel Corp.
7.35%, 08/15/34	1,000,000	1,052,872
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,535,613
6.40%, 12/15/36	1,000,000	916,491
Travelers Companies Inc. (The)
6.25%, 03/15/37	500,000	468,894
6.25%, 06/15/37	1,000,000	968,612
Unum Group
6.00%, 05/15/08	3,600,000	3,609,324
		23,807,651

IRON & STEEL – 0.69%
Ispat Inland ULC
9.75%, 04/01/14	8,538,000	9,250,616
Steel Dynamics Inc.
6.75%, 04/01/15(b)	1,000,000	965,000
		10,215,616

LODGING – 0.79%
Caesars Entertainment Inc.
8.88%, 09/15/08	6,275,000	6,488,858
Choice Hotels International Inc.
7.13%, 05/01/08	1,000,000	1,005,881
Harrah’s Operating Co. Inc.
5.63%, 06/01/15	250,000	182,500

47

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Principal	Value

LODGING (Continued)
MGM MIRAGE
6.00%, 10/01/09	$3,275,000	$3,258,625
8.50%, 09/15/10	750,000	778,125
		11,713,989

MACHINERY – 0.13%
Case New Holland Inc.
6.00%, 06/01/09	2,000,000	1,990,000
		1,990,000

MEDIA – 2.09%
AMFM Inc.
8.00%, 11/01/08	2,500,000	2,583,970
CCH I Holdings LLC
9.92%, 04/01/14(c)	1,250,000	732,813
Charter Communications Holdings LLC
10.25%, 09/15/10	750,000	735,000
Clear Channel Communications Inc.
4.25%, 05/15/09(c)	3,000,000	2,848,074
Comcast Corp.
6.45%, 03/15/37	2,000,000	2,036,362
6.95%, 08/15/37	2,250,000	2,428,362
CSC Holdings Inc.
7.63%, 04/01/11	500,000	498,750
EchoStar DBS Corp.
5.75%, 10/01/08	6,100,000	6,092,375
6.38%, 10/01/11	500,000	494,000
Liberty Media Corp.
7.75%, 07/15/09	2,750,000	2,806,950
7.88%, 07/15/09	5,500,000	5,583,820
8.25%, 02/01/30	250,000	239,910
Time Warner Cable Inc.
5.40%, 07/02/12	1,600,000	1,603,216
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,565,990
Tribune Co.
5.50%, 10/06/08	750,000	705,938
		30,955,530

MINING – 0.27%
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	1,500,000	1,590,000
8.38%, 04/01/17	500,000	536,250
Vale Overseas Ltd.
6.88%, 11/21/36	1,900,000	1,922,061
		4,048,311

OFFICE & BUSINESS EQUIPMENT – 0.57%
Xerox Corp.
5.72%, 12/18/09	2,750,000	2,754,527
6.88%, 08/15/11	250,000	261,532
7.13%, 06/15/10	3,000,000	3,143,052
9.75%, 01/15/09	2,200,000	2,299,904
		8,459,015

Security	Principal	Value

OIL & GAS – 0.98%
Burlington Resources Finance Co.
7.20%, 08/15/31	$2,300,000	$2,665,199
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	495,000
Enterprise Products Operating LP
5.75%, 03/01/35	1,500,000	1,364,315
7.50%, 02/01/11	3,600,000	3,825,256
Enterprise Products Operating LP
Series B
4.63%, 10/15/09	2,000,000	1,996,854
Forest Oil Corp.
7.25%, 06/15/19(b)	250,000	251,250
8.00%, 12/15/11	500,000	520,000
Hilcorp Energy I LP/Hilcorp
Finance Co.
7.75%, 11/01/15(b)	250,000	245,625
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	1,042,717
Parker Drilling Co.
9.63%, 10/01/13(c)	500,000	531,250
Pemex Project Funding Master Trust
8.50%, 02/15/08	806,000	808,015
Range Resources Corp.
7.50%, 05/15/16	250,000	255,000
W&T Offshore Inc.
8.25%, 06/15/14(b)	500,000	468,750
		14,469,231

OIL & GAS SERVICES – 0.01%
Grant Prideco Inc.
6.13%, 08/15/15	100,000	104,500
		104,500

PACKAGING & CONTAINERS – 0.08%
Crown Americas Inc.
7.63%, 11/15/13	500,000	511,250
Graham Packaging Co. Inc.
8.50%, 10/15/12	250,000	233,750
Smurfit-Stone Container Enterprises Inc.
8.00%, 03/15/17	500,000	483,125
		1,228,125

PHARMACEUTICALS – 0.02%
AmerisourceBergen Corp.
5.88%, 09/15/15	250,000	245,298
		245,298

PIPELINES – 0.73%
Colorado Interstate Gas Co.
6.80%, 11/15/15	250,000	260,240
Copano Energy LLC
8.13%, 03/01/16	250,000	251,875

48

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Principal	Value

PIPELINES (Continued)
El Paso Corp.
7.80%, 08/01/31	$250,000	$253,714
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	3,500,000	3,603,607
6.30%, 02/01/09	3,890,000	3,940,321
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	250,437
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	1,004,961
SemGroup LP
8.75%, 11/15/15(b)	500,000	475,000
Williams Companies Inc. (The)
7.13%, 09/01/11	500,000	528,125
Williams Partners LP
7.25%, 02/01/17	250,000	257,500
		10,825,780

REAL ESTATE – 0.07%
Westfield Capital Corp. Ltd.
4.38%, 11/15/10(b)	1,000,000	975,687
		975,687

REAL ESTATE INVESTMENT TRUSTS – 0.47%
iStar Financial Inc.
7.00%, 03/15/08	1,750,000	1,746,985
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	246,250
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,950,822
5.75%, 05/01/12	3,000,000	3,017,946
		6,962,003

RETAIL – 1.16%
Asbury Automotive Group Inc.
7.63%, 03/15/17	250,000	221,250
CVS Caremark Corp.
5.44%, 06/01/10	4,000,000	3,957,096
Home Depot Inc.
5.12%, 12/16/09	1,000,000	979,699
Inergy LP
6.88%, 12/15/14	750,000	729,375
8.25%, 03/01/16(b)	250,000	258,750
May Department Stores Co. (The)
5.95%, 11/01/08	4,980,000	4,992,729
McDonald’s Corp.
5.80%, 10/15/17	1,000,000	1,035,378
Penney (J.C.) Co. Inc.
7.65%, 08/15/16	250,000	266,505
7.95%, 04/01/17	250,000	270,697
Rite Aid Corp.
7.50%, 03/01/17	250,000	220,313
Wal-Mart Stores Inc.
6.50%, 08/15/37	1,100,000	1,158,317
Yum! Brands Inc.
7.65%, 05/15/08	3,000,000	3,028,386
		17,118,495

Security	Principal	Value

SEMICONDUCTORS – 0.04%
Advanced Micro Devices Inc.
7.75%, 11/01/12	$162,000	$140,940
Sensata Technologies BV
8.00%, 05/01/14	500,000	470,000
		610,940

SOFTWARE – 0.10%
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,497,056
		1,497,056

TELECOMMUNICATIONS – 4.40%
AT&T Inc.
4.95%, 01/15/13	3,500,000	3,518,655
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,295,983
BellSouth Corp.
6.55%, 06/15/34	4,000,000	4,137,216
Citizens Communications Co.
6.25%, 01/15/13	500,000	484,375
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,337,960
8.25%, 06/15/30	3,000,000	3,743,256
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,810,160
France Telecom SA
7.75%, 03/01/11	4,000,000	4,299,300
8.50%, 03/01/31	2,000,000	2,593,314
Intelsat Ltd.
5.25%, 11/01/08	1,000,000	987,500
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,608,699
Qwest Corp.
6.50%, 06/01/17	500,000	478,750
8.88%, 03/15/12	250,000	267,500
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	2,060,316
7.50%, 03/15/15	750,000	820,189
Sprint Capital Corp.
6.13%, 11/15/08	6,300,000	6,307,806
Sprint Nextel Corp.
5.24%, 06/28/10	5,380,000	5,169,066
Telecom Italia Capital SA
4.00%, 11/15/08	3,480,000	3,435,063
4.00%, 01/15/10	3,680,000	3,604,317
5.25%, 10/01/15	2,500,000	2,435,623
Telefonica Emisiones SAU
5.23%, 06/19/09	3,630,000	3,603,359
5.86%, 02/04/13	3,600,000	3,704,126
6.22%, 07/03/17	2,100,000	2,181,883
Vodafone Group PLC
5.63%, 02/27/17	950,000	945,966

49

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Principal	Value

TELECOMMUNICATIONS (Continued)
West Corp.
9.50%, 10/15/14	$250,000	$245,000
		65,075,382

TRANSPORTATION – 0.44%
CNF Inc.
6.70%, 05/01/34	2,500,000	2,268,728
CSX Corp.
5.75%, 03/15/13	2,600,000	2,632,219
6.15%, 05/01/37	1,750,000	1,635,414
		6,536,361

TOTAL CORPORATE BONDS & NOTES
(Cost: $462,693,075)		457,936,215

ASSET-BACKED SECURITIES – 1.05%
Countrywide Asset-Backed
Certificates Series 2004-10
Class AF4
4.51%, 07/25/32	3,094,895	3,031,280
Dunkin Securitization Series 2006-1
Class A2
5.78%, 06/20/31(a)(b)	13,000,000	12,549,314
Sasco Net Interest Margin Trust
Series 2005-NC2A Class A
5.50%, 05/27/35(b)	105,715	3,673

TOTAL ASSET-BACKED SECURITIES
(Cost: $16,172,866)		15,584,267

COLLATERALIZED MORTGAGE OBLIGATIONS – 13.49%

MORTGAGE-BACKED SECURITIES – 13.49%
Banc of America Alternative Loan
Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	2,896,441	2,852,091
Banc of America Commercial
Mortgage Inc. Series 2005-6,
Class A2
5.17%, 09/10/47	2,900,000	2,907,498
Banc of America Funding Corp.
Series 2006-H Class 2A1
6.09%, 09/20/46	4,639,737	4,705,323
Bear Stearns Commercial Mortgage
Securities Series 2002-PBW1
Class X1
0.48%, 11/11/35(a)(b)	72,404,424	2,353,144
Bear Stearns Commercial Mortgage
Securities Series 2006-T22 Class A3
5.47%, 04/12/38	7,000,000	7,066,431
Chase Mortgage Finance Corp.
Series 2006-A1 Class 1A1
6.03%, 09/25/36(a)	3,717,445	3,702,315

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Pass Through
Certificates Series 2001-J2A
Class XC
0.48%, 07/16/34(a)(b)	$99,102,989	$1,660,780
Commercial Mortgage Pass Through
Certificates Series 2005-F10A
Class AJ2
5.22%, 04/15/17(a)(b)	9,000,000	8,763,398
Countrywide Alternative Loan Trust
Series 2006-4CB Class 1A1
6.00%, 04/25/36(a)	3,868,726	3,820,367
Credit Suisse First Boston Mortgage
Securities Corp. Series 2004-5
Class 5A1
5.00%, 08/25/19	4,019,919	3,991,028
Credit Suisse First Boston Mortgage
Securities Corp. Series 2004-C2
Class A5
0.19%, 05/15/36(a)(b)	223,896,241	3,152,459
Credit Suisse First Boston Mortgage
Securities Corp. Series 2005-C3
Class A2
4.51%, 07/15/37	10,000,000	9,882,111
Credit Suisse Mortgage Capital
Certificates Series 2006-C1,
Class A1
4.37%, 02/15/39	2,983,406	2,951,413
Global Signal Trust Series 2006-1
Class C
5.71%, 02/15/36(a)(b)	3,000,000	2,978,280
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2002-C1, Class A2
4.91%, 07/12/37	4,566,729	4,588,795
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2002-CIB5 Class X1
0.57%, 10/12/37(a)(b)	208,968,378	8,505,666
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP1, Class A2
4.63%, 03/15/46	7,000,000	6,942,271
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP5 Class A3
5.21%, 12/15/44	4,000,000	3,987,199
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	10,047,160
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,974,679	9,860,702

50

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
JP Morgan Mortgage Trust
Series 2006-A1 Class 2A2
5.36%, 02/25/36	$6,494,838	$6,455,742
LB-UBS Commercial Mortgage Trust
Series 2002-C4, Class A2
4.02%, 09/15/26	2,739,284	2,717,237
LB-UBS Commercial Mortgage Trust
Series 2003-C3 Class XCL
0.89%, 02/15/37(a)(b)	116,440,081	2,765,452
LB-UBS Commercial Mortgage Trust
Series 2004-C7 Class A2
3.99%, 10/15/29	5,635,000	5,577,805
MASTR Adjustable Rate Mortgages
Trust Series 2004-11 Class 2A1
5.25%, 11/25/34	24,027	23,336
MASTR Asset Securitization Trust
Series 2003-5 Class 4A4
5.50%, 06/25/33	2,092,014	2,062,596
MASTR Asset Securitization Trust
Series 2003-7 Class 1A1
5.50%, 09/25/33	2,622,307	2,598,543
MASTR Asset Securitization Trust
Series 2003-8 Class 1A1
5.50%, 09/25/33	4,122,213	4,090,011
Merrill Lynch Mortgage Investors Inc.
Series 2005-WMC2 Class A1B
5.13%, 04/25/36	378,661	378,272
Merrill Lynch Mortgage Investors Inc.
Series 2006-A1 Class 1A1
5.85%, 03/25/36(a)	6,718,074	6,499,737
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	2,999,440
Morgan Stanley Capital I
Series 2003-T11 Class X1
0.25%, 06/13/41(a)(b)	536,072,921	4,355,593
Residential Funding Mortgage
Securities I Series 2003-S15
Class A1
4.50%, 08/25/18	1,688,460	1,639,917
Structured Adjustable Rate
Mortgage Loan Trust Series 2006-8
Class 4A1
5.99%, 09/25/36	4,856,630	4,829,048
TIAA Retail Commercial Trust
Series 2001-C1, Class A4
6.68%, 06/19/31(b)	4,700,000	4,814,533
Wachovia Bank Commercial
Mortgage Trust Series 2005-C16,
Class A2
4.38%, 10/15/41	4,266,377	4,217,487
Wachovia Bank Commercial
Mortgage Trust Series 2005-C22
Class A3
5.29%, 12/15/44	10,000,000	10,014,795

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial
Mortgage Trust Series 2005-WL6A
Class G
5.58%, 10/15/17(a)(b)	$5,000,000	$4,835,352
Washington Mutual Inc.
Series 2006-AR10 Class 1A2
5.94%, 09/25/36(a)	5,374,670	5,378,279
Washington Mutual Inc.
Series 2006-AR14 Class 1A1
5.65%, 11/25/36(a)	9,867,382	9,880,864
Wells Fargo Mortgage-Backed
Securities Trust Series 2003-10
Class A1
4.50%, 09/25/18	1,732,346	1,682,541
Wells Fargo Mortgage-Backed
Securities Trust Series 2006-AR13
Class A1
5.76%, 09/25/36	6,999,461	7,063,048
		199,598,059

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $201,678,627)		199,598,059

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 55.10%

MORTGAGE-BACKED SECURITIES – 44.70%
Federal Home Loan Mortgage Corp.
4.14%, 10/01/33	3,644,882	3,645,371
4.50%, 11/01/18	5,773,146	5,676,874
4.50%, 08/01/20	3,490,578	3,430,890
4.50%, 01/01/23(d)	9,000,000	8,850,942
4.62%, 09/01/33(a)	2,527,000	2,538,056
5.00%, 10/01/20	6,351,957	6,358,188
5.00%, 02/01/23(d)	9,000,000	9,005,625
5.00%, 12/15/34	1,934,021	172,947
5.00%, 01/01/38(d)	34,000,000	33,171,250
5.23%, 04/15/28	2,250,674	2,246,516
5.50%, 03/15/20	628,440	6,365
5.50%, 05/15/24	5,974,167	279,950
5.50%, 03/15/25	2,358,220	121,719
5.50%, 11/15/26	13,000,000	13,181,991
5.50%, 02/15/27	20,032,557	20,314,583
5.50%, 05/15/29	5,371,232	441,751
5.50%, 10/01/32	14,387,139	14,398,537
5.50%, 05/01/34	72,193	72,128
5.50%, 10/01/34	511,680	511,224
5.50%, 12/01/36	10,641,116	10,620,488
5.50%, 01/01/38(d)	10,000,000	9,978,120
5.59%, 01/01/37(a)	5,344,367	5,397,838
5.80%, 06/01/36	8,223,705	8,295,462
6.00%, 01/15/24	5,624,675	5,693,456
6.00%, 05/15/27	6,935,330	7,036,453
6.00%, 07/15/27	6,641,612	6,749,063
6.00%, 12/01/28	4,416,463	4,516,893

51

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
6.00%, 02/15/34	$6,444,188	$6,542,362
6.00%, 09/01/34	1,770,332	1,799,477
6.00%, 01/01/38(d)	43,000,000	43,631,584
6.41%, 11/01/36	12,411,211	12,636,221
6.50%, 05/01/21	1,668	1,726
6.50%, 09/01/21	1,593,037	1,641,877
6.50%, 01/01/36	14,095	14,506
6.50%, 08/01/36	16,829,792	17,303,031
6.50%, 01/01/38(d)	16,000,000	16,444,992
Federal National Mortgage Association
4.50%, 05/01/18	4,063,784	3,998,451
4.50%, 07/01/18	6,061,841	5,964,385
4.50%, 11/01/18	4,084,914	4,019,683
4.50%, 08/01/35	8,388,236	7,943,394
4.56%, 06/01/35	7,177,774	7,108,421
4.59%, 02/01/36	4,024,108	4,041,996
4.73%, 06/01/35	4,589,933	4,609,542
4.99%, 07/01/35	2,663,502	2,669,930
5.00%, 01/01/18	1,229,811	1,232,772
5.00%, 09/01/18	7,735,743	7,755,082
5.00%, 12/01/18	640,599	642,200
5.00%, 01/01/19	538,960	540,307
5.00%, 06/01/19	1,226,503	1,229,165
5.00%, 08/01/19	673,749	674,992
5.00%, 09/01/19	518,071	519,027
5.00%, 11/01/19	1,278,490	1,280,848
5.00%, 01/01/20	631,252	631,871
5.00%, 05/01/20	6,219,500	6,225,601
5.00%, 06/01/20	566,512	567,067
5.00%, 11/01/33	48,806,655	47,694,059
5.00%, 12/01/33	15,503,715	15,150,293
5.00%, 03/01/34	7,790,520	7,612,927
5.00%, 09/01/35	392,178	382,873
5.13%, 01/01/35	5,092,845	5,111,610
5.13%, 04/01/37(a)	2,360,694	2,370,932
5.24%, 05/01/35	2,109,409	2,128,504
5.47%, 01/01/37	2,916,939	2,952,640
5.50%, 09/01/19	4,026,311	4,082,673
5.50%, 10/01/19	3,072,913	3,115,929
5.50%, 07/01/33	28,890,939	28,912,361
5.50%, 01/01/34	6,635,643	6,640,564
5.50%, 07/01/34	10,982,229	10,982,835
5.50%, 02/01/35	4,671,918	4,672,176
5.50%, 03/01/35	1,087,508	1,086,844
5.50%, 12/01/35	4,376,996	4,374,326
5.50%, 03/01/36	4,433,365	4,428,575
5.50%, 09/01/36	13,324,813	13,334,694
5.50%, 12/01/36	5,678,072	5,671,937
5.50%, 01/01/38(d)	32,000,000	31,960,000
6.00%, 03/01/33	670,314	682,038
6.00%, 08/01/34	381,672	388,106
6.00%, 01/01/38(d)	41,200,000	41,830,854
6.03%, 12/01/36(a)	2,064,649	2,091,269

Security	Shares or Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
6.06%, 09/01/36	$2,273,962	$2,300,233
6.50%, 01/01/38(d)	8,000,000	8,222,496
Government National Mortgage Association
5.50%, 06/15/34	1,652,514	1,665,074
5.50%, 01/01/38(d)	7,000,000	7,050,316
6.00%, 01/01/38(d)	40,000,000	40,950,000
6.50%, 01/01/38(d)	9,000,000	9,289,710
		661,520,038

U.S. GOVERNMENT AGENCY OBLIGATIONS – 4.81%
Federal National Mortgage Association
5.38%, 06/12/17(c)	67,000,000	71,172,358
		71,172,358

U.S. GOVERNMENT OBLIGATIONS – 5.59%
U.S. Treasury Bonds
5.38%, 02/15/31(c)	34,050,000	38,362,126
6.13%, 08/15/29(c)	7,800,000	9,542,200
U.S. Treasury Inflation-Indexed Bonds
1.88%, 07/15/15(c)	23,628,440	24,085,968
U.S. Treasury Notes
2.63%, 05/15/08(e)	398,000	396,974
3.13%, 04/15/09(e)	605,000	605,284
4.00%, 02/15/14(c)(e)	9,500,000	9,705,590
		82,698,142

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $806,653,182)		815,390,538

SHORT-TERM INVESTMENTS – 22.22%

MONEY MARKET FUNDS – 22.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.84%(f)(g)	233,688,441	233,688,441
BGI Cash Premier Fund LLC 4.90%(f)(g)(h)	95,158,475	95,158,475
		328,846,916

TOTAL SHORT-TERM INVESTMENTS
(Cost: $328,846,916)		328,846,916

TOTAL INVESTMENTS IN SECURITIES – 122.80%
(Cost: $1,816,044,666)		1,817,355,995

52

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Principal	Value

SECURITIES SOLD SHORT – (1.25)%

U.S. GOVERNMENT AGENCY OBLIGATIONS – (1.25)%
Federal National Mortgage
Association
5.00%, 01/01/38(d)	$(19,000,000)	$(18,536,875)
		(18,536,875)

TOTAL SECURITIES SOLD SHORT
(Proceeds: $18,700,156)		(18,536,875)

Other Assets, Less Liabilities – (21.55)%		(318,931,018)

NET ASSETS – 100.00%		$1,479,888,102

(a)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	All or a portion of this security represents a security on loan. See Note 4.
(d)	To-be-announced (TBA). See Note 1.
(e)	All or a portion of this U.S. Treasury Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	This security represents an investment of securities lending collateral. See Note 4.

As of December 31, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Notes (March 2008)	224	$47,096,000	$(4,091)
5-Year U.S. Treasury Notes (March 2008)	717	79,071,656	65,138
10-Year U.S. Treasury Notes (March 2008)	585	66,333,516	(78,523)
30-Year U.S. Treasury Bonds (March 2008)	106	12,335,750	(89,944)

			$(107,420)

As of December 31, 2007, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Goldman Sachs Group Inc. dated 7/26/07 to receive 3.33% per year times the notional amount. The Master Portfolio makes payment only upon a default event of L-3 Communications Corp. 7.63% due 6/15/12. Expiring 9/20/12.	$2,750,000	$237,952
Agreement with Goldman Sachs Group Inc. dated 9/21/07 to pay 1.40% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/12.	40,000,000	1,022,008
Agreement with JPMorgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	(128,138)
Agreement with JPMorgan Chase & Co. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	89,018
Agreement with JPMorgan Chase & Co. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	3,000,000	101,193
Agreement with JPMorgan Chase & Co. dated 7/12/07 to pay 2.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/12.	54,750,000	2,690,668

53

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with JPMorgan Chase & Co. dated 7/12/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	$1,000,000	$(430,273)
Agreement with JPMorgan Chase & Co. dated 7/13/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,500,000	(645,409)
Agreement with JPMorgan Chase & Co. dated 7/20/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,250,000	(537,841)
Agreement with JPMorgan Chase & Co. dated 7/23/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	500,000	(215,136)
Agreement with JPMorgan Chase & Co. dated 7/24/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	2,000,000	(860,545)

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with JPMorgan Chase & Co. dated 7/26/07 to receive 4.35% per year times the notional amount. The Master Portfolio makes payment only upon a default event of AES Corp. (The) 7.75% due 3/1/14. Expiring 9/20/12.	$4,000,000	$132,715
Agreement with JPMorgan Chase & Co. dated 7/26/07 to receive 4.90% per year times the notional amount. The Master Portfolio makes payment only upon a default event of MGM Mirage 5.88% due 2/27/14. Expiring 9/20/12.	4,250,000	395,418
Agreement with JPMorgan Chase & Co. dated 7/27/07 to receive 4.70% per year times the notional amount. The Master Portfolio makes payment only upon a default event of AK Steel Corp. 7.75% due 6/15/12. Expiring 9/20/12.	1,500,000	99,661
Agreement with JPMorgan Chase & Co. dated 9/14/07 to receive 0.41% per year times the notional amount. The Master Portfolio makes payment only upon a default event of American International Group Inc. 4.25% due 5/15/13. Expiring 9/20/08.	7,050,000	(14,858)
Agreement with JPMorgan Chase & Co. dated 9/28/07 to pay 3.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/12.	25,650,000	1,138,106
Agreement with Lehman Brothers, Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	5,250,000	1,059

54

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with Lehman Brothers, Inc. dated 4/5/06 to receive 0.39% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	$2,000,000	$582
Agreement with Lehman Brothers Inc. dated 7/17/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	500,000	(215,136)
Agreement with Lehman Brothers Inc. dated 7/26/07 to receive 4.10% per year times the notional amount. The Master Portfolio makes payment only upon a default event of IKON Office Solutions Inc. 7.75% due 9/15/15. Expiring 9/20/12.	1,250,000	15,013
Agreement with Lehman Brothers Inc. dated 7/27/07 to receive 4.25% per year times the notional amount. The Master Portfolio makes payment only upon a default event of IKON Office Solutions Inc. 7.75% due 9/15/15. Expiring 9/20/12.	750,000	13,374
Agreement with Lehman Brothers Inc. dated 8/1/07 to receive 3.60% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Domtar Inc. 7.13% due 8/15/15. Expiring 9/20/12.	4,000,000	190,679
Agreement with Lehman Brothers Inc. dated 8/1/07 to receive 4.15% per year times the notional amount. The Master Portfolio makes payment only upon a default event of IKON Office Solutions Inc. 7.75% due 9/15/15. Expiring 9/20/12.	750,000	10,463

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with Lehman Brothers Inc. dated 9/21/07 to pay 1.40% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/12.	$7,250,000	$185,239
Agreement with UBS AG dated 6/26/07 to receive 1.28% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Reynolds American Inc. 7.63% due 6/1/16. Expiring 9/20/17.	1,750,000	22,378
Agreement with UBS AG dated 7/26/07 to receive 3.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Pride International Inc. 7.38% due 7/15/14. Expiring 9/20/12.	750,000	44,884
Agreement with UBS AG dated 7/27/07 to receive 3.35% per year times the notional amount. The Master Portfolio makes payment only upon a default event of L-3 Communications Corp. 7.63% due 6/15/12. Expiring 9/20/12.	500,000	43,790
Agreement with UBS AG dated 8/10/07 to receive 1.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of MBIA Inc. 5.38% due 10/6/10. Expiring 9/20/08.	2,700,000	(47,902)
Agreement with UBS AG dated 8/10/07 to receive 1.45% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Ambac Assurance Corp. 5.90% due 2/22/21. Expiring 9/20/08.	2,700,000	(52,672)

55

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with UBS AG dated 8/10/07 to receive 2.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of CIT Group Inc. 7.75% due 4/2/12. Expiring 9/20/08.	$3,600,000	$(76,510)

		$3,209,780

Interest-Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$261,694
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	192,082
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	(441,486)
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(233,987)
Agreement with Deutsche Bank AG dated 8/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.22%. Expiring 8/24/09.	2,500,000	(53,061)
Agreement with Deutsche Bank AG dated 8/17/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.09%. Expiring 8/21/12.	16,950,000	(678,935)
Agreement with Goldman Sachs Group Inc. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	(117,079)

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps (Continued)
Agreement with Goldman Sachs Group Inc. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	$10,500,000	$(481,155)
Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.26%. Expiring 10/17/08.	7,100,000	(55,539)
Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 10/17/11.	1,250,000	(54,411)
Agreement with Goldman Sachs Group Inc. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.05%. Expiring 5/15/11.	10,700,000	(362,809)
Agreement with Goldman Sachs Group Inc. dated 8/17/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.10%. Expiring 8/21/12.	16,950,000	(684,598)
Agreement with Goldman Sachs Group Inc. dated 11/7/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.70%. Expiring 11/9/12.	25,250,000	(595,850)
Agreement with Goldman Sachs Group Inc. dated 11/7/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.71%. Expiring 11/9/12.	33,750,000	(813,339)
Agreement with Goldman Sachs Group Inc. dated 11/28/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.07%. Expiring 11/30/10.	107,000,000	456,741

56

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps (Continued)
Agreement with Goldman Sachs Group Inc. dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.28%. Expiring 12/21/12.	$13,600,000	$60,633
Agreement with JPMorgan Chase & Co. dated 1/5/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.90%. Expiring 1/9/16.	6,250,000	158,826
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 3/10/16.	4,000,000	202,841
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	87,616
Agreement with JPMorgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.40%. Expiring 8/4/08.	7,000,000	(39,820)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	(42,388)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 8/29/08.	5,600,000	(32,408)
Agreement with JPMorgan Chase & Co. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.06%. Expiring 5/17/10.	14,000,000	(389,996)
Agreement with JPMorgan Chase & Co. dated 11/28/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.50%. Expiring 11/30/14.	50,000,000	237,878

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps (Continued)
Agreement with Lehman Brothers Inc. dated 11/7/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.69%. Expiring 11/9/12.	$2,750,000	$(63,791)
Agreement with Lehman Brothers Inc. dated 11/7/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.69%. Expiring 11/9/12.	16,500,000	(383,634)
Agreement with Lehman Brothers Inc. dated 11/7/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.70%. Expiring 11/9/12.	25,250,000	(599,702)
Agreement with Lehman Brothers Inc. dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.89%. Expiring 12/21/22.	7,000,000	1,778
Agreement with Lehman Brothers Inc. dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/21/27.	4,100,000	(3,682)
Agreement with UBS AG dated 6/15/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.63%. Expiring 6/19/12.	76,100,000	4,668,518
Agreement with UBS AG dated 6/22/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.60%. Expiring 6/26/12.	76,100,000	4,617,956

		$4,818,893

Swaptions
Agreement with JPMorgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 6.46%. Expiring 6/23/09.	$18,200,000	$92,526

The accompanying notes are an integral part of these financial statements.

57

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2007

LifePath Retirement Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$205,346,136	61.90%
Domestic Equity	90,315,617	27.23
Foreign Equity	34,612,423	10.43
Short-Term and Other Net Assets	1,459,206	0.44

TOTAL	$331,733,382	100.00%

LifePath 2010 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$544,620,991	54.55%
Domestic Equity	322,799,199	32.33
Foreign Equity	121,831,779	12.20
Short-Term and Other Net Assets	9,158,030	0.92

TOTAL	$998,409,999	100.00%

LifePath 2020 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$870,064,292	47.60%
Domestic Fixed Income	629,631,408	34.45
Foreign Equity	314,456,583	17.20
Short-Term and Other Net Assets	13,735,697	0.75

TOTAL	$1,827,887,980	100.00%

LifePath 2030 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$818,641,873	58.76%
Foreign Equity	292,782,974	21.01
Domestic Fixed Income	272,872,192	19.59
Short-Term and Other Net Assets	8,881,265	0.64

TOTAL	$1,393,178,304	100.00%

LifePath 2040 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$693,347,529	67.78%
Foreign Equity	247,250,827	24.17
Domestic Fixed Income	74,628,386	7.30
Short-Term and Other Net Assets	7,714,161	0.75

TOTAL	$1,022,940,903	100.00%

Active Stock Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$458,946,249	22.00%
Financial	334,962,238	16.06
Energy	243,456,884	11.67
Technology	237,316,459	11.38
Industrial	224,944,545	10.79
Communications	219,993,787	10.55
Consumer Cyclical	116,375,297	5.58
Utilities	78,137,185	3.75
Basic Materials	38,191,297	1.83
Futures Contracts	(647,045)	(0.03)
Short-Term and Other Net Assets	133,837,551	6.42

TOTAL	$2,085,514,447	100.00%

CoreAlpha Bond Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$861,118,097	58.18%
Financial	182,850,818	12.36
U.S. Government & Agency	153,870,500	10.40
Communications	96,030,912	6.49
Consumer Cyclical	49,410,593	3.34
Consumer Non-Cyclical	29,511,334	1.99
Energy	25,399,511	1.72
Utilities	24,807,392	1.68
Basic Materials	20,044,197	1.35
Asset-Backed Securities	15,584,267	1.05
Industrial	15,385,001	1.04
Technology	14,496,457	0.98
Futures Contracts	(107,420)	(0.01)
Swap Agreements	8,121,199	0.55
Securities sold short	(18,536,875)	(1.25)
Short-Term and Other Net Assets	1,902,119	0.13

TOTAL	$1,479,888,102	100.00%

These tables are not part of the financial statements.

58

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
ASSETS
Investments, at cost:
Affiliated issuers (Note 2)	$113,298,523	$337,803,644	$711,953,601	$633,412,942	$523,691,625

Total cost of investments	$113,298,523	$337,803,644	$711,953,601	$633,412,942	$523,691,625

Investments, at value (including securities on loan(a)) (Note 1):
Affiliated issuers (Note 2)	$123,023,819	$373,590,328	$794,616,238	$695,918,015	$565,545,084
Affiliated Master Portfolios	238,655,573	696,801,723	1,182,936,795	849,436,627	597,571,831

Total value of investments	361,679,392	1,070,392,051	1,977,553,033	1,545,354,642	1,163,116,915
Receivables:
Investment securities sold	5,594,078	46,779,210	50,106,247	41,671,742	26,670,221
Dividends and interest	1,100,502	3,807,482	9,138,976	8,208,612	6,745,682
Contributions	1,100,000	17,500,000	28,000,000	20,000,000	13,500,000

Total Assets	369,473,972	1,138,478,743	2,064,798,256	1,615,234,996	1,210,032,818

LIABILITIES
Payables:
Investment securities purchased	2,209,879	17,823,760	32,607,347	27,172,388	17,984,815
Collateral for securities on loan (Note 4)	30,431,345	78,821,713	158,676,394	156,893,442	144,699,088
Investment advisory fees (Note 2)	2,749	10,998	16,638	8,765	3,284
Withdrawals	5,071,590	43,386,026	45,582,228	37,955,367	24,378,681
Accrued expenses (Note 2):
Professional fees	25,027	26,247	27,669	26,730	26,047

Total Liabilities	37,740,590	140,068,744	236,910,276	222,056,692	187,091,915

NET ASSETS	$331,733,382	$998,409,999	$1,827,887,980	$1,393,178,304	$1,022,940,903

(a)	Securities on loan with market values of $29,825,595, $76,629,347, $154,551,370, $ 152,775,749 and $ 140,574,656, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

59

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2007

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,879,436,311	$1,487,197,750
Affiliated issuers (Note 2)	293,954,699	328,846,916

Total cost of investments	$2,173,391,010	$1,816,044,666

Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$1,954,854,796	$1,488,509,079
Affiliated issuers (Note 2)	293,954,699	328,846,916

Total value of investments	2,248,809,495	1,817,355,995
Deposits with brokers for securities sold short	—	18,700,156
Swaps at value (Premiums paid $— and $6,178,291, respectively)	—	5,226,232
Receivables:
Investment securities sold	79,386,035	29,596,873
Dividends and interest	2,942,201	12,640,885
Due from broker – variation margin	—	459,496
Open swap contracts (Note 1)	—	4,116,415

Total Assets	2,331,137,731	1,888,096,052

LIABILITIES
Payables:
Investment securities purchased	—	289,942,327
Due to broker – variation margin	284,145	—
Due to bank	—	880
Collateral for securities on loan (Note 4)	244,721,821	95,158,475
Securities sold short, at value (Proceeds: $— and $18,700,156, respectively) (Note 1)	—	18,536,875
Collateral for open swap contracts	—	2,081,451
Swaps at value (Premiums received $— and $1,065,745, respectively)	—	2,016,452
Investment advisory fees (Note 2)	409,091	310,730
Administration fees (Note 2)	172,392	118,991
Accrued expenses:
Professional fees (Note 2)	35,835	41,769

Total Liabilities	245,623,284	408,207,950

NET ASSETS	$2,085,514,447	$1,479,888,102

(a)	Securities on loan with market values of $230,805,740 and $90,118,713, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

60

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2007

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
NET INVESTMENT INCOME
Dividends from affiliated issuers (Note 2)	$2,374,224	$7,438,662	$13,908,060	$10,730,635	$7,771,382
Dividends allocated from Master Portfolios	1,068,665	4,081,425	11,011,708	10,143,124	8,666,980
Interest from affiliated issuers (Note 2)	56,309	127,519	255,406	212,627	166,525
Interest allocated from Master Portfolios	8,524,813	23,437,999	27,660,902	12,386,805	4,471,439
Securities lending income from unaffiliated issuers	20,775	71,172	184,447	133,758	115,832
Securities lending income from affiliated issuers (Note 2)	73,903	259,265	595,479	605,049	453,614
Expenses allocated from Master Portfolios(a)	(731,371)	(2,215,179)	(3,713,456)	(2,587,731)	(1,820,325)

Total investment income	11,387,318	33,200,863	49,902,546	31,624,267	19,825,447

EXPENSES (Note 2)
Investment advisory fees	1,024,301	3,183,423	5,766,487	4,268,650	3,132,367
Professional fees	25,367	27,313	29,627	28,199	27,165
Independent trustees’ fees	1,839	5,640	10,087	7,342	5,333

Total expenses	1,051,507	3,216,376	5,806,201	4,304,191	3,164,865
Less expense reductions (Note 2)	(983,125)	(3,013,008)	(5,468,582)	(4,073,299)	(3,014,674)

Net expenses	68,382	203,368	337,619	230,892	150,191

Net investment income	11,318,936	32,997,495	49,564,927	31,393,375	19,675,256

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	16,412	72,096	230,644	92,359	91,374
Net realized gain from sale of investments in affiliated issuers (Note 2)	2,663,078	11,025,181	21,319,618	16,708,421	14,028,884
Net realized gain allocated from Master Portfolios	1,595,542	10,150,571	29,950,242	25,393,123	19,867,379
Net realized gain on foreign currency transactions	433	1,315	3,244	1,083	958
Net change in unrealized appreciation (depreciation) of investments	546,797	(1,222,284)	(6,616,515)	(8,876,416)	(10,451,317)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	(2,472,017)	(13,210,805)	(38,532,372)	(34,281,163)	(27,782,785)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(375)	(1,131)	(2,608)	(875)	(765)

Net realized and unrealized gain (loss)	2,349,870	6,814,943	6,352,253	(963,468)	(4,246,272)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,668,806	$39,812,438	$55,917,180	$30,429,907	$15,428,984

(a)	Net of administration fee reductions of $10,457, $33,448, $65,803, $ 52,172 and $40,266, respectively.

The accompanying notes are an integral part of these financial statements.

61

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2007

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers(a)	$34,971,902	$—
Interest from unaffiliated issuers	101,283	61,894,372
Interest from affiliated issuers (Note 2)	2,361,248	11,592,198
Securities lending income from unaffiliated issuers	51,441	16,005
Securities lending income from affiliated issuers (Note 2)	279,090	186,326

Total investment income	37,764,964	73,688,901

EXPENSES
Investment advisory fees (Note 2)	4,628,299	3,330,156
Administration fees (Note 2)	1,851,319	1,332,063
Professional fees (Note 2)	38,053	43,345
Independent trustees’ fees (Note 2)	11,511	8,182
Interest expense on short sales	—	27,279

Total expenses	6,529,182	4,741,025
Less expense reductions (Note 2)	(150,619)	(51,527)

Net expenses	6,378,563	4,689,498

Net investment income	31,386,401	68,999,403

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from sale of investments in unaffiliated issuers	102,375,384	(16,738,004)
Net realized loss on futures contracts	(569,436)	(66,580)
Net realized loss on swap contracts	—	1,955,488
Net change in unrealized appreciation (depreciation) of investments	(129,681,935)	9,453,524
Net change in unrealized appreciation (depreciation) of futures contracts	(561,743)	1,669,309
Net change in unrealized appreciation (depreciation) of securities sold short	—	(403,640)
Net change in unrealized appreciation (depreciation) of swap contracts	—	3,245,386

Net realized and unrealized loss	(28,437,730)	(884,517)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,948,671	$68,114,886

(a)	Net of foreign withholding tax of $26,324 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

62

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$11,318,936	$9,558,823	$32,997,495	$26,154,449
Net realized gain	4,275,465	5,869,046	21,249,163	21,390,525
Net change in unrealized appreciation (depreciation)	(1,925,595)	7,446,355	(14,434,220)	31,358,366

Net increase in net assets resulting from operations	13,668,806	22,874,224	39,812,438	78,903,340

Interestholder transactions:
Contributions	158,701,423	109,551,839	383,762,831	285,815,972
Withdrawals	(100,915,531)	(102,812,365)	(212,145,818)	(243,730,526)

Net increase in net assets resulting from interest holder transactions	57,785,892	6,739,474	171,617,013	42,085,446

Increase in net assets	71,454,698	29,613,698	211,429,451	120,988,786

NET ASSETS:
Beginning of year	260,278,684	230,664,986	786,980,548	665,991,762

End of year	$331,733,382	$260,278,684	$998,409,999	$786,980,548

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$49,564,927	$36,907,011	$31,393,375	$21,211,979
Net realized gain	51,503,748	44,950,648	42,194,986	33,851,669
Net change in unrealized appreciation (depreciation)	(45,151,495)	83,645,833	(43,158,454)	72,941,295

Net increase in net assets resulting from operations	55,917,180	165,503,492	30,429,907	128,004,943

Interestholder transactions:
Contributions	694,165,722	517,707,844	582,096,808	406,831,899
Withdrawals	(313,348,217)	(357,147,662)	(207,988,660)	(222,941,128)

Net increase in net assets resulting from interestholder transactions	380,817,505	160,560,182	374,108,148	183,890,771

Increase in net assets	436,734,685	326,063,674	404,538,055	311,895,714

NET ASSETS:
Beginning of year	1,391,153,295	1,065,089,621	988,640,249	676,744,535

End of year	$1,827,887,980	$1,391,153,295	$1,393,178,304	$988,640,249

The accompanying notes are an integral part of these financial statements.

63

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Master Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$19,675,256	$12,430,609
Net realized gain	33,988,595	24,513,874
Net change in unrealized appreciation (depreciation)	(38,234,867)	58,768,367

Net increase in net assets resulting from operations	15,428,984	95,712,850

Interestholder transactions:
Contributions	484,838,269	356,970,096
Withdrawals	(185,593,608)	(180,345,261)

Net increase in net assets resulting from interestholder transactions	299,244,661	176,624,835

Increase in net assets	314,673,645	272,337,685

NET ASSETS:
Beginning of year	708,267,258	435,929,573

End of year	$1,022,940,903	$708,267,258

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$31,386,401	$22,905,434	$68,999,403	$51,401,633
Net realized gain (loss)	101,805,948	73,405,775	(14,849,096)	(7,462,451)
Net change in unrealized appreciation (depreciation)	(130,243,678)	113,998,555	13,964,579	2,231,848

Net increase in net assets resulting from operations	2,948,671	210,309,764	68,114,886	46,171,030

Interestholder transactions:
Contributions	698,360,067	359,796,839	528,768,499	330,412,726
Withdrawals	(177,734,195)	(196,379,196)	(199,463,310)	(379,698,060)

Net increase (decrease) in net assets resulting from interestholder transactions	520,625,872	163,417,643	329,305,189	(49,285,334)

Increase (decrease) in net assets	523,574,543	373,727,407	397,420,075	(3,114,304)

NET ASSETS:
Beginning of year	1,561,939,904	1,188,212,497	1,082,468,027	1,085,582,331

End of year	$2,085,514,447	$1,561,939,904	$1,479,888,102	$1,082,468,027

The accompanying notes are an integral part of these financial statements.

64

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Active Stock and CoreAlpha Bond Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Each of the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of stock, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn,

65

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

The value of each LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of December 31, 2007, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	3.09%	11.77%
LifePath 2010	11.26	31.21
LifePath 2020	31.03	36.20
LifePath 2030	29.54	15.78
LifePath 2040	25.08	5.04

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the LifePath and Active Stock Master Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuation in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

66

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

As of December 31, 2007, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
LifePath Retirement	$113,427,587	$10,456,037	$(859,805)	$9,596,232
LifePath 2010	338,026,536	38,472,881	(2,909,089)	35,563,792
LifePath 2020	712,288,504	90,309,263	(7,981,529)	82,327,734
LifePath 2030	633,652,808	70,067,335	(7,802,128)	62,265,207
LifePath 2040	523,786,877	49,034,142	(7,275,935)	41,758,207
Active Stock	2,200,834,440	199,279,553	(151,304,498)	47,975,055
CoreAlpha Bond	1,816,615,847	14,833,016	(14,092,868)	740,148

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

The Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolios’ financial statements.

FUTURES CONTRACTS

The Active Stock and CoreAlpha Bond Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of December 31, 2007, the Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Notes with face amounts of $2,550,000 and $2,353,000, respectively, for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

67

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SWAP TRANSACTIONS

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. Details of interest-rate swaps held by the Master Portfolio as of December 31, 2007 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement BGFA’s view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of December 31, 2007 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of

68

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction. As of December 31, 2007, the Master Portfolio did not hold any cash-settled credit default swap contracts.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of December 31, 2007 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of short sales held by the Master Portfolio as of December 31, 2007 are included in its Schedule of Investments.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

For its investment advisory services to the following Master Portfolios, BGFA is entitled to receive an annual investment advisory fee based on the average daily net assets for each Master Portfolio as follows:

Master Portfolio	Investment Advisory Fee
LifePath Retirement	0.35%
LifePath 2010	0.35
LifePath 2020	0.35
LifePath 2030	0.35
LifePath 2040	0.35
Active Stock	0.25
CoreAlpha Bond	0.25

69

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

BGFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2009.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. For those Master Portfolios that do not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which those Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGFA waived and/or credited investment advisory fees as follows:

Master Portfolio	Investment Advisory Fees Waived/Credited
LifePath Retirement	$983,125
LifePath 2010	3,013,008
LifePath 2020	5,468,582
LifePath 2030	4,073,299
LifePath 2040	3,014,674

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI has agreed to bear all costs of each of these Master Portfolios, excluding, generally, investment advisory fees, administration fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio. With respect to the independent expenses discussed above, BGI has contractually agreed to provide an offsetting credit against the administration fees paid by these Master Portfolios in an amount equal to the independent expenses through April 30, 2009. In addition, beginning October 2, 2007, BGI voluntarily waived 0.02% of its administration fees from the Active Stock Master Portfolio. For the year ended December 31, 2007, BGI credited and/or waived administration fees of $150,619 and $51,527 for the Active Stock and CoreAlpha Bond Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities.

70

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended December 31, 2007, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
LifePath Retirement	$94,678
LifePath 2010	330,437
LifePath 2020	779,926
LifePath 2030	738,807
LifePath 2040	569,446
Active Stock	330,531
CoreAlpha Bond	202,331

Cross trades for the year ended December 31, 2007, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The LifePath Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the LifePath Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 4 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the year ended December 31, 2007.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
LifePath Retirement
iShares Cohen & Steers Realty Majors Index Fund	70	56	21	105	$8,343,687	$163,913	$351,353
iShares Lehman TIPS Bond Fund	265	63	34	294	31,098,006	1,263,101	(40,975)
iShares MSCI Canada Index Fund	—	66	—	66	2,127,629	24,583	—
iShares MSCI EAFE Index Fund	343	110	122	331	26,016,784	644,619	2,149,502

71

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
iShares MSCI Emerging Markets Index Fund	—	43	—	43	$6,468,010	$83,778	$—
iShares S&P MidCap 400 Index Fund	119	29	10	138	11,741,426	138,056	101,109
iShares S&P SmallCap 600 Index Fund	75	24	9	90	5,823,061	56,174	102,089
LifePath 2010
iShares Cohen & Steers Realty Majors Index Fund	243	184	52	375	29,698,469	601,194	761,765
iShares Lehman TIPS Bond Fund	693	153	64	782	82,754,750	3,432,303	42,355
iShares MSCI Canada Index Fund	—	239	—	239	7,688,018	93,212	—
iShares MSCI EAFE Index Fund	1,234	370	452	1,152	90,421,010	2,321,111	9,212,396
iShares MSCI Emerging Markets Index Fund	—	158	—	158	23,722,751	307,274	—
iShares S&P MidCap 400 Index Fund	408	120	60	468	39,768,229	488,538	551,010
iShares S&P SmallCap 600 Index Fund	253	98	68	283	18,397,019	195,030	457,655
LifePath 2020
iShares Cohen & Steers Realty Majors Index Fund	575	506	77	1,004	79,532,048	1,538,055	980,192
iShares Lehman TIPS Bond Fund	751	238	101	888	93,942,782	3,784,233	27,735
iShares MSCI Canada Index Fund	—	620	—	620	19,917,869	241,492	—
iShares MSCI EAFE Index Fund	3,022	1,017	1,047	2,992	234,833,692	5,936,629	19,548,646
iShares MSCI Emerging Markets Index Fund	—	400	3	397	59,705,022	773,343	(22,425)
iShares S&P MidCap 400 Index Fund	968	248	66	1,150	97,663,247	1,167,419	549,103
iShares S&P SmallCap 600 Index Fund	611	185	94	702	45,620,828	466,889	236,367
LifePath 2030
iShares Cohen & Steers Realty Majors Index Fund	485	491	41	935	74,109,676	1,404,383	124,293
iShares Lehman TIPS Bond Fund	278	137	42	373	39,415,473	1,463,781	(16,156)
iShares MSCI Canada Index Fund	—	574	—	574	18,428,336	223,432	—
iShares MSCI EAFE Index Fund	2,596	1,087	900	2,783	218,476,254	5,486,638	15,949,561
iShares MSCI Emerging Markets Index Fund	—	372	—	372	55,878,384	723,777	—
iShares S&P MidCap 400 Index Fund	811	262	40	1,033	87,751,004	1,019,733	284,359

72

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
iShares S&P SmallCap 600 Index Fund	513	192	77	628	$40,801,285	$408,891	$366,364
LifePath 2040
iShares Cohen & Steers Realty Majors Index Fund	393	435	23	805	63,804,025	1,183,910	63,411
iShares Lehman Aggregate Bond Fund	—	3	3	—	—	1,175	(442)
iShares MSCI Canada Index Fund	—	479	—	479	15,373,114	186,390	—
iShares MSCI EAFE Index Fund	2,127	1,016	787	2,356	184,923,392	4,614,650	13,358,351
iShares MSCI Emerging Markets Index Fund	—	312	—	312	46,954,321	608,186	—
iShares S&P MidCap 400 Index Fund	657	238	42	853	72,438,616	840,074	288,180
iShares S&P SmallCap 600 Index Fund	425	170	70	525	34,161,443	336,997	319,384

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the year ended December 31, 2007 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
LifePath Retirement	$—	$—	$32,809,080	$17,016,960
LifePath 2010	—	—	109,225,304	58,795,170
LifePath 2020	—	—	263,314,580	116,718,042
LifePath 2030	—	—	253,620,487	90,692,721
LifePath 2040	—	—	214,264,175	75,177,045
Active Stock	—	—	1,882,659,474	1,434,660,612
CoreAlpha Bond	6,342,214,869	5,949,715,955	414,987,609	377,416,033

4.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended December 31, 2007, the Master Portfolios received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements

73

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of December 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Master Portfolios’ financial statements.

6.	FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(a)		Year Ended December 31, 2003
LifePath Retirement
Ratio of expenses to average net assets(b)	0.27%	0.28%	0.31%	0.31%		0.35%
Ratio of expenses to average net assets prior to expense reductions(c)	0.61%	0.61%	0.65%	0.60%		n/a
Ratio of net investment income to average net assets(b)	3.87%	3.80%	3.24%	2.46%		2.27%
Portfolio turnover rate(d)	6%	10%	11%	138	%(e)	29%
Total return	5.00%	9.30%	4.82%	6.85%		12.45%
LifePath 2010
Ratio of expenses to average net assets(b)	0.27%	0.27%	0.30%	0.30%		0.35%
Ratio of expenses to average net assets prior to expense reductions(c)	0.60%	0.60%	0.64%	0.59%		n/a
Ratio of net investment income to average net assets(b)	3.63%	3.49%	2.96%	2.32%		2.12%
Portfolio turnover rate(d)	7%	12%	12%	130	%(e)	23%
Total return	4.68%	10.65%	5.70%	7.88%		16.16%
LifePath 2020
Ratio of expenses to average net assets(b)	0.25%	0.25%	0.28%	0.29%		0.35%
Ratio of expenses to average net assets prior to expense reductions(c)	0.58%	0.58%	0.62%	0.57%		n/a
Ratio of net investment income to average net assets(b)	3.01%	2.91%	2.53%	2.05%		2.04%
Portfolio turnover rate(d)	7%	16%	17%	140	%(e)	23%
Total return	3.84%	13.51%	7.04%	9.77%		21.11%
LifePath 2030
Ratio of expenses to average net assets(b)	0.23%	0.24%	0.26%	0.28%		0.35%
Ratio of expenses to average net assets prior to expense reductions(c)	0.57%	0.57%	0.60%	0.56%		n/a
Ratio of net investment income to average net assets(b)	2.57%	2.49%	2.22%	1.93%		1.98%
Portfolio turnover rate(d)	7%	22%	24%	138	%(e)	32%
Total return	3.14%	15.62%	8.13%	11.28%		24.36%

74

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Master Portfolio	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(a)		Year Ended December 31, 2003
LifePath 2040
Ratio of expenses to average net assets(b)	0.22%	0.23%	0.26%	0.28%		0.35%
Ratio of expenses to average net assets prior to expense reductions(c)	0.56%	0.56%	0.59%	0.56%		n/a
Ratio of net investment income to average net assets(b)	2.20%	2.17%	1.96%	1.74%		1.86%
Portfolio turnover rate(d)	8%	29%	38%	147	%(e)	29%
Total return	2.53%	17.47%	8.74%	11.93%		28.14%
Active Stock
Ratio of expenses to average net assets(f)	0.34%	0.35%	0.35%	0.35%		n/a
Ratio of expenses to average net assets prior to expense reductions	0.35%	0.35%	n/a	n/a		n/a
Ratio of net investment income to average net assets(f)	1.70%	1.64%	1.50%	1.57%		n/a
Portfolio turnover rate(d)	80%	65%	54%	70%		n/a
Total return	0.58%	15.65%	8.79%	10.40	%(g)	n/a
CoreAlpha Bond
Ratio of expenses to average net assets(f)	0.35%	0.35%	0.35%	0.35%		n/a
Ratio of expenses to average net assets prior to expense reductions	0.36%	0.36%	n/a	n/a		n/a
Ratio of net investment income to average net assets(f)	5.18%	5.11%	4.19%	3.08%		n/a
Portfolio turnover rate(d)	466%	301%	270%	313%		n/a
Total return	5.10%	4.36%	1.98%	1.30	%(g)	n/a

(a)	For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.
(b)

After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios. The ratio does not reflect the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees charged to the IMMF and the iShares exchange-traded funds. The expense ratio does reflect BGFA’s/BGI’s waiver/credit of the pro rata advisory and administration fees charged to all the Underlying Funds. (See Note 2 above)

(c)

After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios.

(d)	Portfolio turnover rates include in-kind transactions, if any.
(e)	Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.
(f)	Annualized for periods of less than one year.
(g)	Not annualized.

75

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the LifePath Retirement Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2007, the results of each of their operations and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 27, 2008

76

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

77

Notes:

78

The LifePath® Portfolios (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-LP1207

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2007 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2007

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

INSTITUTIONAL SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/07)	Ending Account Value (12/31/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/07 to 12/31/07)
Government Money Market
Institutional Shares
Actual	$1,000.00	$1,024.60	0.12%	$0.61
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.12	0.61
Institutional Money Market
Institutional Shares
Actual	1,000.00	1,026.40	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
Prime Money Market
Institutional Shares
Actual	1,000.00	1,026.20	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
Treasury Money Market
Institutional Shares
Actual	1,000.00	1,022.80	0.06	0.31
Hypothetical (5% return before expenses)	1,000.00	1,024.90	0.06	0.31

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Institutional Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$107,835,275	$7,597,982,144	$10,468,427,363	$203,422,421

Total Assets	107,835,275	7,597,982,144	10,468,427,363	203,422,421

LIABILITIES
Payables:
Distribution to shareholders	626,447	16,602,029	40,224,096	592,552
Administration fees (Note 2)	18,034	235,071	496,117	9,484
Distribution fees – Aon Captives Shares (Note 2)	—	21,977	—	—
Accrued expenses:
Professional fees (Note 2)	16,899	30,715	38,086	16,866

Total Liabilities	661,380	16,889,792	40,758,299	618,902

NET ASSETS	$107,173,895	$7,581,092,352	$10,427,669,064	$202,803,519

Net assets consist of:
Paid-in capital	$107,173,895	$7,581,083,840	$10,427,658,320	$202,803,519
Undistributed net investment income	—	399	146	—
Undistributed net realized gain	—	8,113	10,598	—

NET ASSETS	$107,173,895	$7,581,092,352	$10,427,669,064	$202,803,519

Aon Captives Shares
Net Assets	$—	$90,192,110	$—	$—

Shares outstanding(a)	—	90,191,754	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$3,030,729	$6,653,737,089	$8,363,789,869	$131,190,274

Shares outstanding(a)	3,030,729	6,653,737,249	8,363,779,980	131,190,274

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$89,823,728	$746,581,584	$1,795,477,433	$61,513,245

Shares outstanding(a)	89,823,728	746,576,411	1,795,476,056	61,513,245

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$14,269,438	$4,807,218	$268,351,762	$10,050,000

Shares outstanding(a)	14,269,438	4,807,214	268,352,284	10,050,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$50,000	$85,774,351	$50,000	$50,000

Shares outstanding(a)	50,000	85,775,001	50,000	50,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2007

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$7,565,042	$347,784,387	$514,014,925	$7,982,383
Expenses(a)	(105,955)	(4,556,513)	(6,547,920)	(12,521)

Net investment income allocated from corresponding Master Portfolio	7,459,087	343,227,874	507,467,005	7,969,862

FUND EXPENSES (Note 2)
Administration fees	151,451	4,545,573	5,947,948	115,821
Distribution fees – Aon Captives Shares	—	79,102	—	—
Professional fees	17,167	39,118	47,476	17,227
Independent trustees’ fees	932	43,801	56,214	1,076

Total fund expenses	169,550	4,707,594	6,051,638	134,124
Less expense reductions (Note 2)	(23,222)	(1,058,722)	(203,192)	(55,497)

Net fund expenses	146,328	3,648,872	5,848,446	78,627

Net investment income	7,312,759	339,579,002	501,618,559	7,891,235

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	—	8,933	10,598	—

Net realized gain	—	8,933	10,598	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,312,759	$339,587,935	$501,629,157	$7,891,235

(a)	Net of investment advisory fee reductions in the amounts of $70,670, $2,007,654, $3,276,101 and $178,749, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,312,759	$8,450,809	$339,579,002	$272,811,415
Net realized gain	—	—	8,933	1,322

Net increase in net assets resulting from operations	7,312,759	8,450,809	339,587,935	272,812,737

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(4,052,238)	(3,715,877)
Institutional Shares	(1,172,179)	(2,592,685)	(245,584,218)	(186,931,038)
Premium Shares	(4,856,791)	(3,831,192)	(82,147,008)	(78,290,437)
Select Shares	(1,279,756)	(2,022,076)	(326,865)	(291,403)
Trust Shares	(4,033)	(4,856)	(7,499,594)	(3,586,798)

Total distributions to shareholders	(7,312,759)	(8,450,809)	(339,609,923)	(272,815,553)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	21,109,582	(8,815,803)
Institutional Shares	2,635,467	(168,804,945)	2,455,028,191	712,850,474
Premium Shares	(33,708,376)	(59,710,662)	(574,454,848)	(482,128,328)
Select Shares	(28,413,242)	1,970,382	3,578,273	(23,711,270)
Trust Shares	(57,892)	4,739	(111,705,201)	197,376,819

Net increase (decrease) in net assets resulting from capital share transactions	(59,544,043)	(226,540,486)	1,793,555,997	395,571,892

Increase (decrease) in net assets	(59,544,043)	(226,540,486)	1,793,534,009	395,569,076

NET ASSETS:
Beginning of year	166,717,938	393,258,424	5,787,558,343	5,391,989,267

End of year	$107,173,895	$166,717,938	$7,581,092,352	$5,787,558,343

Undistributed net investment income included in net assets at end of year	$—	$—	$399	$31,320

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$501,618,559	$429,601,632	$7,891,235	$4,296,626
Net realized gain	10,598	57,306	—	—

Net increase in net assets resulting from operations	501,629,157	429,658,938	7,891,235	4,296,626

Distributions to shareholders:
From net investment income:
Institutional Shares	(395,738,229)	(296,267,556)	(6,006,336)	(3,943,200)
Premium Shares	(98,980,240)	(131,802,661)	(513,487)	(33,439)
Select Shares	(6,958,678)	(1,540,469)	(1,367,486)	(315,134)
Trust Shares	(4,135)	(4,899)	(3,926)	(4,853)

Total distributions to shareholders	(501,681,282)	(429,615,585)	(7,891,235)	(4,296,626)

Capital share transactions (Note 3):
Institutional Shares	2,447,990,425	(606,011,616)	4,672,699	26,175,036
Premium Shares	243,844,111	(1,682,103,111)	59,401,698	(434,856)
Select Shares	246,709,511	(59,716,384)	(45,868,956)	55,815,617
Trust Shares	(58,148)	4,782	(57,775)	4,733

Net increase (decrease) in net assets resulting from capital share transactions	2,938,485,899	(2,347,826,329)	18,147,666	81,560,530

Increase (decrease) in net assets	2,938,433,774	(2,347,782,976)	18,147,666	81,560,530

NET ASSETS:
Beginning of year	7,489,235,290	9,837,018,266	184,655,853	103,095,323

End of year	$10,427,669,064	$7,489,235,290	$202,803,519	$184,655,853

Undistributed net investment income included in net assets at end of year	$146	$5,563	$—	$—

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund – Institutional Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01

Total from investment operations	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	5.15%	5.04%	3.28%	0.64	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,031	$395	$169,200	$448,100
Ratio of expenses to average net assets(c)	0.12%	0.12%	0.03%	0.00%
Ratio of expenses to average net assets prior to expense reductions(c)	0.18%	0.16%	0.12%	0.12%
Ratio of net investment income to average net assets(c)	4.67%	4.75%	3.04%	1.93%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund – Institutional Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005		Year ended Dec. 31, 2004		Year ended Dec. 31, 2003
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03		0.01		0.01
Net realized gain (loss)	0.00 (a)	0.00 (a)	(0.00	)(a)	(0.00	)(a)	0.00	(a)

Total from investment operations	0.05	0.05	0.03		0.01		0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)		(0.01)		(0.01)
Net realized gain	—	—	—		—		(0.00	)(a)

Total distributions	(0.05)	(0.05)	(0.03)		(0.01)		(0.01)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total return	5.36%	5.11%	3.29%		1.39%		1.14%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,653,737	$4,198,724	$3,485,876		$3,624,503		$3,998,225
Ratio of expenses to average net assets(b)	0.11%	0.10%	0.05%		0.06%		0.12%
Ratio of expenses to average net assets prior to expense reductions(b)	0.16%	0.14%	0.12%		0.12%		n/a
Ratio of net investment income to average net assets(b)	5.25%	4.97%	3.26%		1.37%		1.13%

(a)	Rounds to less than $0.01.
(b)	These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund – Institutional Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Period from Apr. 16, 2003 (a) to Dec. 31, 2003
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01		0.01
Net realized gain (loss)	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)	(0.00	)(b)

Total from investment operations	0.05	0.05	0.03	0.01		0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)		(0.01)
Net realized gain	—	—	—	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)		(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00

Total return	5.32%	5.07%	3.26%	1.40%		0.80	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,363,790	$5,915,836	$6,521,818	$6,000,944		$2,967,075
Ratio of expenses to average net assets(d)	0.12%	0.11%	0.08%	0.04%		0.03%
Ratio of expenses to average net assets prior to expense reductions(d)	0.15%	0.14%	0.12%	0.12%		n/a
Ratio of net investment income to average net assets(d)	5.19%	4.93%	3.28%	1.45%		1.10%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund – Institutional Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01

Total from investment operations	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	4.95%	5.04%	3.20%	0.61	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$131,190	$126,518	$100,343	$100
Ratio of expenses to average net assets(c)	0.04%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets prior to expense reductions(c)	0.18%	0.19%	0.12%	0.12%
Ratio of net investment income to average net assets(c)	4.74%	5.03%	4.03%	1.82%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

FUNDS NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2007, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Institutional Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Premium Shares, Select Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Premium Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 24.13%, 94.98% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2007). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

As of December 31, 2007, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Distributable Earnings
Institutional Money Market	$8,512	$–	$8,512
Prime Money Market	10,041	703	10,744

The tax character of distributions paid for the years ended December 31, 2007 and December 31, 2006 were as follows:

Fund	2007	2006
Government Money Market

Distributions paid from:
Ordinary income	$7,312,759	$8,450,809

Total Distributions	$7,312,759	$8,450,809

Institutional Money Market

Distributions paid from:
Ordinary income	$339,609,923	$272,815,553

Total Distributions	$339,609,923	$272,815,553

Prime Money Market

Distributions paid from:
Ordinary income	$501,681,282	$429,615,585

Total Distributions	$501,681,282	$429,615,585

Treasury Money Market

Distributions paid from:
Ordinary income	$7,891,235	$4,296,626

Total Distributions	$7,891,235	$4,296,626

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2007.

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

sub-administrator of the Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. This fee is an expense of the Aon Captives Shares only; SEI does not receive a fee from the Institutional Shares, Premium Shares, Select Shares or Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.05% of the average daily net assets of each Fund’s Institutional Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGI waived and/or credited administration fees of $3,009, $765,510, $136,297 and $36,523 for the Institutional Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Each master portfolio of MIP and other investment companies managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser, may invest in the Institutional Shares of the Funds.

Certain officers and trustees of the Trust are also officers of BGI and/or BGFA. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Institutional Shares of the Funds were as follows:

	Year Ended December 31, 2007		Year Ended December 31, 2006
Fund	Shares	Amount	Shares	Amount
Government Money Market
Shares sold	1,144,619,699	$1,144,619,699	231,521,447	$231,521,447
Shares issued in reinvestment of dividends and distributions	106,812	106,812	2,575,110	2,575,110
Shares redeemed	(1,142,091,044)	(1,142,091,044)	(402,901,502)	(402,901,502)

Net increase (decrease)	2,635,467	$2,635,467	(168,804,945)	$(168,804,945)

Institutional Money Market
Shares sold	64,235,452,702	$64,235,452,702	36,154,309,000	$36,154,309,000
Shares issued in reinvestment of dividends and distributions	101,090,313	101,090,313	51,047,284	51,047,284
Shares redeemed	(61,881,514,824)	(61,881,514,824)	(35,492,505,810)	(35,492,505,810)

Net increase	2,455,028,191	$2,455,028,191	712,850,474	$712,850,474

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	Year Ended December 31, 2007		Year Ended December 31, 2006
Fund	Shares	Amount	Shares	Amount
Prime Money Market
Shares sold	68,291,293,195	$68,291,293,195	42,090,233,316	$42,090,233,316
Shares issued in reinvestment of dividends and distributions	166,203,742	166,203,742	137,659,445	137,659,445
Shares redeemed	(66,009,506,512)	(66,009,506,512)	(42,833,904,377)	(42,833,904,377)

Net increase (decrease)	2,447,990,425	$2,447,990,425	(606,011,616)	$(606,011,616)

Treasury Money Market
Shares sold	1,067,993,360	$1,067,993,360	615,320,000	$615,320,000
Shares issued in reinvestment of dividends and distributions	274,888	274,888	353,087	353,087
Shares redeemed	(1,063,595,549)	(1,063,595,549)	(589,498,051)	(589,498,051)

Net increase	4,672,699	$4,672,699	26,175,036	$26,175,036

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Institutional Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

14

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2007:

Fund	Interest- Related Dividends
Government Money Market	$7,312,759
Institutional Money Market	279,076,499
Prime Money Market	429,046,862
Treasury Money Market	7,891,235

15

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER MEETING RESULTS (Unaudited)

The Special Meeting of Shareholders of Barclays Global Investors Funds (the “Trust”) was held on November 16, 2007. At the Special Meeting, the following matters were voted upon and approved by the shareholders. The results of the voting are presented below. Each vote represents one dollar of the value of shares outstanding on the record date for the Meeting.

Proposal 1*
	Votes For	Votes Withheld
To elect the eight nominees specified below as Trustees of the Trust.
Mary G.F. Bitterman	12,203,177,181	54,857,534
A. John Gambs	12,203,446,326	54,588,389
Lee T. Kranefuss	12,203,552,030	54,482,685
Hayne E. Leland	12,203,587,382	54,447,333
Jeffrey M. Lyons	12,204,148,710	53,886,005
Wendy Paskin-Jordan	12,197,903,596	60,131,119
Leo Soong	12,202,502,041	55,532,674
H. Michael Williams	12,202,709,434	55,325,281

Ms. Bitterman, Ms. Paskin-Jordan and Messrs. Gambs, Kranefuss and Soong previously served as Trustees of the Trust and were reelected. Messrs. Leland, Lyons and Williams were newly elected.

Proposal 2

This proposal is not applicable to the Funds in this shareholder report.

Proposal 3

This proposal is not applicable to the Funds in this shareholder report.

Proposal 4

This proposal is not applicable to the Funds in this shareholder report.

*	Denotes Trust-wide proposal and voting results.

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), Barclays Foundry Investment Trust (“BFIT”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 175 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 1961	Trustee (since 2001) and Chairperson of the Board (since 2007).	Chief Executive Officer (since 2003) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 1960	Trustee and President (since 2007).	Head (since 2006) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of BFIT and MIP; Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolios and BGI, the parent company of BGFA and the administrator of the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

17

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 1944	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

A. John Gambs, 1945	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 1941	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 1955	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (since 2001) of Maier Siebel Baber.

Leo Soong, 1946	Trustee (since 2000) and Lead Independent Trustee (since 2006).	President (since 2002) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies); Managing Director (since 1989) of CG Roxane LLC (water company).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

18

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Director (since 2007) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Eilleen M. Clavere, 1952	Secretary (since 2007).	Head (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Stephen Monroe, 1960	Executive Vice President (since 2007).	Global Head (since 2006) of Cash Management of BGI; Managing Director (1997-2006) of National Sales Manager, JP Morgan Securities, Inc.	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 1970	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI; U.S. Liquidity Manager (2000-2002) of BGI.	None.

Alan Mason, 1960	Vice President (since 2007).	Head (since 2006) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

19

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.02%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $21,005,250 (collateralized by U.S. government obligations, value $21,420,000, 4.50% to 5.63%, 9/20/34 to 7/20/37).	$21,000,000	$21,000,000
Bank of America N.A. Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $20,005,000 (collateralized by U.S. government obligations, value $20,400,000, 5.00%, 6/1/35).	20,000,000	20,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $21,005,250 (collateralized by U.S. government obligations, value $21,423,111, 3.76% to 8.15%, 3/1/24 to 10/1/43).	21,000,000	21,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $20,005,278 (collateralized by U.S. government obligations, value $20,400,000, 4.18% to 7.89%, 1/1/11 to 11/1/36).	20,000,000	20,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $15,863,097 (collateralized by U.S. government obligations, value $16,181,176, 3.96% to 8.36%, 1/1/19 to 8/1/42).	15,859,000	15,859,000
Merrill Lynch & Co. Inc. Tri-Party 4.49%, dated 12/31/07, due 1/2/08, maturity value $10,002,494 (collateralized by U.S. government obligations, value $10,303,021, 0.00% to 6.00%, 12/18/31 to 5/15/37).	10,000,000	10,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $107,859,000)		107,859,000

TOTAL INVESTMENTS IN SECURITIES – 100.02%
(Cost: $107,859,000)		107,859,000

Other Assets, Less Liabilities – (0.02)%		(23,725)

NET ASSETS – 100.00%		$107,835,275

The accompanying notes are an integral part of these financial statements.

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 7.64%
Banco Bilbao Vizcaya Argentaria SA
5.36%, 01/10/08	$150,000,000	$150,000,183
Credit Suisse First Boston NY
4.93%, 10/09/08	275,000,000	275,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	150,000,000	150,000,000
Royal Bank of Canada
4.79%, 06/30/08	275,000,000	274,767,464
Royal Bank of Scotland NY
5.17%, 07/03/08	70,000,000	69,944,021
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08	65,000,000	65,000,000
Societe Generale NY
4.51%, 11/21/08	75,000,000	75,006,475
4.80%, 03/28/08	40,000,000	39,993,330
5.27%, 05/14/08	65,000,000	65,000,000
Toronto-Dominion Bank (The)
5.10%, 03/31/08	500,000,000	500,012,179
UBS AG/Stamford Branch
5.09%, 03/27/08	400,000,000	400,000,000
UniCredito Italiano NY
4.81%, 05/02/08	200,000,000	200,006,618

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $2,404,730,270)		2,404,730,270

COMMERCIAL PAPER – 28.79%
Amstel Funding Corp.
5.75%, 01/23/08(a)	300,000,000	298,945,834
Amsterdam Funding Corp.
4.25%, 01/02/08(a)	222,515,000	222,488,731
4.95%, 02/14/08(a)	150,000,000	149,092,500
Atlantic Asset Securitization Corp.
4.92%, 02/12/08(a)	102,717,000	102,127,404
4.92%, 02/13/08(a)	61,048,000	60,689,241
5.20%, 03/20/08(a)	200,000,000	197,717,778
5.90%, 01/15/08(a)	100,000,000	99,770,555
5.90%, 01/17/08(a)	250,000,000	249,344,444
Bank of Ireland
4.65%, 04/25/08	35,000,000	34,480,104
Barton Capital Corp.
4.85%, 02/04/08(a)	100,000,000	99,541,945
4.95%, 02/01/08(a)	150,000,000	149,360,625
CAFCO LLC
4.67%, 05/12/08(a)	175,000,000	172,006,625
4.86%, 02/08/08(a)	100,000,000	99,487,000
4.90%, 02/22/08(a)	200,000,000	198,584,445
5.45%, 02/19/08(a)	150,000,000	148,887,291

Security	Face Amount	Value
Cancara Asset Securitisation Ltd.
4.78%, 02/19/08(a)	$100,000,000	$99,349,389
4.90%, 02/15/08(a)	100,000,000	99,387,500
5.03%, 01/28/08(a)	100,000,000	99,622,750
5.10%, 02/21/08(a)	150,000,000	148,916,249
5.15%, 03/13/08(a)	114,000,000	112,825,800
5.16%, 01/15/08(a)	300,000,000	299,398,000
Chariot Funding LLC
4.25%, 01/02/08(a)	51,013,000	51,006,978
5.10%, 03/17/08(a)	212,771,000	210,480,165
5.75%, 01/16/08(a)	256,304,000	255,689,938
Charta LLC
4.95%, 02/15/08(a)	175,000,000	173,917,187
5.45%, 02/14/08(a)	200,000,000	198,667,777
5.82%, 01/25/08(a)	140,000,000	139,456,800
Concord Minutemen Capital Co. LLC
5.20%, 01/14/08(a)	77,773,000	77,626,960
CRC Funding LLC
4.67%, 05/12/08(a)	125,000,000	122,861,875
4.86%, 02/08/08(a)	150,000,000	149,230,500
4.90%, 02/22/08(a)	175,000,000	173,761,389
5.45%, 02/14/08(a)	150,000,000	149,000,833
Edison Asset Securitization LLC
4.66%, 06/17/08(a)	200,000,000	195,650,667
Falcon Asset Securitization Co. LLC
4.25%, 01/02/08(a)	40,000,000	39,995,278
5.45%, 02/20/08(a)	57,000,000	56,568,542
General Electric Capital Corp.
4.39%, 08/25/08	140,000,000	135,953,883
General Electric Capital Services Inc.
4.39%, 08/25/08	140,000,000	135,953,883
Grampian Funding LLC
4.85%, 02/07/08(a)	150,000,000	149,252,292
5.03%, 01/28/08(a)	150,000,000	149,434,125
Jupiter Securitization Corp.
4.80%, 01/11/08(a)	50,000,000	49,933,333
Lexington Parker Capital Co. LLC
5.12%, 02/22/08(a)	156,121,000	154,966,399
Morgan Stanley
4.69%, 05/05/08	85,000,000	83,615,799
4.71%, 04/28/08	120,000,000	118,147,400
Nationwide Building Society
5.20%, 01/16/08	125,000,000	124,728,906
Nordea North America Inc.
4.74%, 06/23/08	250,000,000	244,272,500
Park Avenue Receivables Corp.
5.75%, 01/15/08(a)	250,000,000	249,440,973
Ranger Funding Co. LLC
4.80%, 01/28/08(a)	100,000,000	99,640,000
4.93%, 02/15/08(a)	162,513,000	161,511,513
5.45%, 03/14/08(a)	175,000,000	173,067,781
Sedna Finance Inc.
5.51%, 02/01/08(a)(d)	18,500,000	18,412,222
Sigma Finance Inc.
5.09%, 02/12/08(a)(d)	100,000,000	99,406,750
5.10%, 01/10/08(a)(d)	150,000,000	149,808,938

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Societe Generale North America Inc.
4.78%, 02/01/08	$150,000,000	$149,382,584
5.20%, 01/14/08	25,000,000	24,953,055
Tango Finance Corp.
5.21%, 01/15/08(a)(d)	54,000,000	53,890,695
Thames Asset Global Securitization No. 1 Inc.
5.75%, 01/17/08(a)	316,748,000	315,938,533
Tulip Funding Corp.
4.85%, 02/06/08(a)	200,000,000	199,030,000
4.92%, 02/12/08(a)	200,000,000	198,852,000
UBS Finance Delaware LLC
4.95%, 03/25/08	25,000,000	24,711,250
5.25%, 03/17/08	275,000,000	271,954,986
Westpac Securities NZ Ltd.
5.20%, 01/09/08(a)	100,000,000	99,884,333
Windmill Funding Corp.
4.25%, 01/02/08(a)	47,000,000	46,994,451
Yorktown Capital LLC
5.45%, 03/14/08(a)	250,000,000	247,239,688

TOTAL COMMERCIAL PAPER
(Cost: $9,066,317,371)		9,066,317,371

MEDIUM-TERM NOTES – 4.06%
Asscher Finance Corp.
5.42%, 06/25/08(a)(d)	100,000,000	100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08(a)(d)	100,000,000	99,998,004
5.40%, 02/05/08(a)(d)	25,000,000	25,000,000
Dorada Finance Inc.
5.32%, 05/29/08(a)(d)	115,000,000	114,997,652
General Electric Capital Corp.
4.92%, 01/24/08	60,000,000	60,002,463
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	100,000,000	100,000,000
5.46%, 06/09/08(b)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08(a)(d)	130,000,000	130,000,000
Monumental Global Funding III
5.21%, 08/29/08(a)	150,000,000	150,000,000
Sedna Finance Inc.
5.33%, 02/29/08(a)(d)	100,000,000	100,000,000
Zela Finance Inc.
5.41%, 06/25/08(a)(d)	150,000,000	149,992,786

TOTAL MEDIUM-TERM NOTES
(Cost: $1,279,990,905)		1,279,990,905

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 28.06%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $23,005,750 (collateralized by U.S. government obligations, value $23,460,000, 5.00%, 7/1/35).	$23,000,000	$23,000,000
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $300,075,000 (collateralized by U.S. government obligations, value $306,000,000, 5.00% to 6.00%, 3/1/34 to 5/1/35).	300,000,000	300,000,000
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $40,010,000 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 8/1/33).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 4.57%, dated 12/31/07, due 1/2/08, maturity value $194,049,254 (collateralized by non-U.S. government debt securities, value $199,820,001, 4.50% to 8.00%, 1/15/09 to 11/15/27).	194,000,000	194,000,000
Bank of America N.A. Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $468,117,000 (collateralized by U.S. government obligations, value $477,360,000, 5.00%, 6/1/35).	468,000,000	468,000,000
Bank of America N.A. Tri-Party 4.67%, dated 12/31/07, due 1/2/08, maturity value $465,120,642 (collateralized by non-U.S. government debt securities, value $511,500,001, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000
Bank of America N.A. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $485,126,639 (collateralized by non-U.S. government debt securities, value $533,500,001, 0.00% to 10.00%, 2/23/36).	485,000,000	485,000,000
Bear Stearns Companies Inc. (The) Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $400,104,444 (collateralized by U.S. government obligations, value $408,003,441, 4.50% to 8.25%, 7/1/08 to 1/1/38).	400,000,000	400,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Citigroup Global Financial Products Inc. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $20,005,222 (collateralized by non-U.S. government debt securities, value $22,565,871, 0.00% to 10.00%, 2/9/17 to 12/4/37).	$20,000,000	$20,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 4.62%, dated 12/31/07, due 1/2/08, maturity value $550,141,167 (collateralized by non-U.S. government debt securities, value $577,500,000, 4.64% to 7.63%, 10/1/10 to 12/10/49).	550,000,000	550,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $200,050,000 (collateralized by U.S. government obligations, value $204,004,656, 3.38% to 7.00%, 4/15/08 to 7/15/32).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $23,005,750 (collateralized by U.S. government obligations, value $23,462,899, 4.37% to 6.61%, 2/1/31 to 12/1/37).	23,000,000	23,000,000
Credit Suisse First Boston Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $500,129,167 (collateralized by non-U.S. government debt securities, value $515,003,643, 4.40% to 9.82%, 3/1/08 to 6/15/37).	500,000,000	500,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $24,006,333 (collateralized by U.S. government obligations, value $24,720,001, 0.00% to 5.62%, 7/25/32 to 8/25/37).	24,000,000	24,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $300,079,167 (collateralized by U.S. government obligations, value $309,000,000, 0.00% to 10.00%, 12/15/16 to 5/15/37).	300,000,000	300,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $312,186,414 (collateralized by non-U.S. government debt securities, value $327,712,351, 4.87% to 6.50%, 4/25/21 to 9/25/46).	312,107,000	312,107,000

Security	Face Amount	Value
Goldman Sachs Group Inc. (The) Tri-Party 4.68%, dated 12/31/07, due 1/2/08, maturity value $630,163,800 (collateralized by non-U.S. government debt securities, value $661,500,001, 0.00% to 10.00%, 8/15/11 to 12/10/49).	$630,000,000	$630,000,000
Greenwich Capital Markets Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $400,104,444 (collateralized by non-U.S. government debt securities, value $441,053,661, 0.00% to 10.27%, 2/1/08 to 8/18/38).	400,000,000	400,000,000
HSBC Securities Inc. Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $100,025,444 (collateralized by non-U.S. government debt securities, value $105,002,466, 0.01% to 6.47%, 5/16/11 to 6/15/27).	100,000,000	100,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $105,026,833 (collateralized by non-U.S. government debt securities, value $107,101,629, 0.00%, 3/7/08 to 4/2/08).	105,000,000	105,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $200,051,111 (collateralized by non-U.S. government debt securities, value $210,000,959, 1.82% to 8.33%, 12/15/18 to 2/15/51).	200,000,000	200,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $300,076,667 (collateralized by non-U.S. government debt securities, value $315,001,836, 0.03% to 7.32%, 12/15/10 to 2/15/51).	300,000,000	300,000,000
JP Morgan Securities Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $350,090,417 (collateralized by non-U.S. government debt securities, value $367,502,763, 1.63% to 10.25%, 2/1/08 to 7/15/37).	350,000,000	350,000,000
JP Morgan Securities Inc. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $300,079,167 (collateralized by U.S. government obligations, value $309,003,784, 2.21% to 10.62%, 10/16/17 to 3/25/47).	300,000,000	300,000,000

23

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Lehman Brothers Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $180,046,000 (collateralized by non-U.S. government debt securities, value $189,000,320, 0.00% to 7.93%, 11/16/09 to 9/25/47).	$180,000,000	$180,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $28,148,270 (collateralized by U.S. government obligations, value $28,705,239, 3.95% to 8.31%, 1/1/11 to 4/1/47).	28,141,000	28,141,000
Lehman Brothers Holdings Inc. Tri-Party 5.00%, dated 12/31/07, due 1/4/08, maturity value $285,158,333 (collateralized by non-U.S. government debt securities, value $299,250,851, 0.00% to 7.87%, 9/25/47 to 11/17/13).	285,000,000	285,000,000
Merrill Lynch & Co. Inc. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $309,246,727 (collateralized by non-U.S. government debt securities, value $318,445,440, 0.00% to 8.63%, 3/12/08 to 12/16/36).	309,166,000	309,166,000
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 12/31/07, due 1/18/08, maturity value $426,136,875 (collateralized by non-U.S. government debt securities, value $437,751,188, 4.50% to 8.75%, 4/15/09 to 7/15/29).(b)	425,000,000	425,000,000
Morgan Stanley Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $200,051,667 (collateralized by non-U.S. government debt securities, value $210,024,813, 4.70% to 7.30%, 12/15/14 to 6/11/49).	200,000,000	200,000,000
Morgan Stanley Tri-Party 4.70%, dated 12/31/07, due 1/5/09, maturity value $335,499,556 (collateralized by non-U.S. government debt securities, value $374,601,106, 0.00% to 10.00%, 1/1/08 to 12/31/38).(b)	320,000,000	320,000,000
Wachovia Capital Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $400,103,333 (collateralized by non-U.S. government debt securities, value $420,000,001, 0.00% to 10.00%, 11/18/08 to 2/15/51).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $8,836,414,000)		8,836,414,000

Security	Face Amount	Value

TIME DEPOSITS – 6.34%
Bank of Montreal
0.25%, 01/02/08	$200,000,000	$200,000,000
Danske Bank
4.75%, 01/02/08	300,000,000	300,000,000
Deutsche Bank AG
0.25%, 01/02/08	300,000,000	300,000,000
ING Bank
4.56%, 01/02/08	288,000,000	288,000,000
Regions Bank
4.00%, 01/02/08	350,000,000	350,000,000
U.S. Bank N.A.
0.75%, 01/02/08	205,998,000	205,998,000
Wells Fargo Bank N.A.
0.25%, 01/02/08	3,754,000	3,754,000
4.00%, 01/02/08	350,000,000	350,000,000

TOTAL TIME DEPOSITS
(Cost: $1,997,752,000)		1,997,752,000

VARIABLE & FLOATING RATE NOTES – 24.81%
AIG Matched Funding Corp.
4.93%, 06/20/08(a)	20,000,000	19,999,903
Aire Valley Mortgages PLC Series 2007-1A Class 1A1 4.94%, 04/21/08(a)	75,000,000	75,000,000
Allstate Life Global Funding II
4.90%, 10/27/08(a)	140,000,000	140,020,433
5.09%, 11/14/08(a)	65,000,000	65,020,200
5.12%, 11/15/08(a)	80,000,000	80,037,230
5.31%, 11/07/08(a)	82,000,000	82,017,973
Allstate Life Global Funding Trusts
4.90%, 09/26/08	64,500,000	64,408,933
5.24%, 09/04/08	125,000,000	124,925,513
American Express Bank
5.04%, 05/16/08	247,500,000	247,527,230
American Express Credit Corp.
4.95%, 10/17/08	5,000,000	4,986,818
5.35%, 03/05/08	30,000,000	30,006,097
ANZ National (International) Ltd. London Branch 5.26%, 09/05/08(a)	75,000,000	75,000,000
ASIF Global Financing
4.93%, 10/22/08(a)	75,000,000	74,998,413
Australia & New Zealand Banking Group Ltd.
4.92%, 10/22/08(a)	100,000,000	100,011,503
Bank of Ireland
4.86%, 09/12/08(a)	65,000,000	65,000,000
4.96%, 08/18/08(a)	70,000,000	70,000,159
4.96%, 09/19/08(a)	145,000,000	145,002,813
Bank of Scotland PLC
5.23%, 10/08/08(a)	91,700,000	91,482,645

24

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
BMW US Capital LLC 5.05%, 11/14/08(a)	$200,000,000	$200,040,664
5.25%, 09/04/08(a)	30,000,000	30,000,749
BNP Paribas 4.80%, 05/28/08	40,000,000	39,965,556
4.90%, 05/19/08(a)	185,000,000	184,998,527
Commodore CDO Ltd. 2003 - 2A Class A1MM 5.21%, 06/12/08(a)	28,627,589	28,627,589
Commonwealth Bank of Australia 4.92%, 09/23/08(a)	50,000,000	50,007,733
Credit Agricole SA 5.14%, 08/26/08(a)	100,000,000	99,994,757
Cullinan Finance Corp. 5.01%, 01/15/08(a)(d)	75,000,000	74,999,715
DEPFA Bank PLC 5.05%, 07/15/08	200,000,000	200,023,298
Dexia Credit SA NY 4.80%, 09/29/08	17,100,000	17,056,802
Fifth Third Bancorp 4.91%, 08/22/08(a)	200,000,000	200,019,394
Florida Heart Group PA/Florida Heart Group Holdings 5.11%, 01/01/08	8,430,000	8,430,000
Granite Master Issuer PLC Series 2005 - 3 Class A 4.95%, 08/20/08(a)	375,000,000	375,000,000
Guiding Light Church 5.11%, 01/01/08	10,400,000	10,400,000
Hartford Life Global Funding Trust 5.07%, 11/15/08	100,000,000	100,023,290
HBOS Treasury Services PLC 4.95%, 06/24/08(a)	150,000,000	150,033,051
ING USA Annuity & Life Insurance Co. 5.33%, 01/10/08(b)	30,000,000	30,000,000
Jordan Brick Co. Inc. 5.11%, 01/02/08	46,000,000	46,000,000
JP Morgan Securities Inc. 4.59%, 01/28/08(b)	300,000,000	300,000,000
JPMorgan Chase & Co. 5.22%, 09/02/08	150,000,000	150,000,309
Kommunalkredit Austria AG 5.25%, 08/08/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd. 5.11%, 01/02/08	11,000,000	11,000,000
Leafs LLC 4.95%, 01/22/08(a)	94,955,925	94,955,925
4.95%, 02/20/08(a)	48,639,783	48,639,783
Lloyds TSB Group PLC 5.11%, 10/06/08(a)	15,000,000	14,980,290
5.22%, 09/06/08(a)	54,400,000	54,316,477
Lothian Mortgages Master Issuer PLC Series 2006 - 1A Class A1 4.88%, 04/24/08(a)	90,707,805	90,695,641
Marshall & Ilsley Bank 5.06%, 09/12/08	115,000,000	115,005,639

Security	Face Amount	Value
MetLife Insurance Co. of Connecticut 4.99%, 08/18/08(b)	$50,000,000	$50,000,000
Metropolitan Life Global Funding I 4.89%, 08/21/08(a)	75,000,000	75,000,000
5.13%, 09/12/08(a)	40,000,000	40,026,119
5.28%, 12/05/08(a)	150,000,000	150,042,375
Metropolitan Life Insurance Co. 5.29%, 07/18/08(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding 4.96%, 02/01/08(b)	50,000,000	50,000,000
Natexis Banques Populaires 5.05%, 09/12/08	125,000,000	125,009,035
National Australia Bank Ltd. 5.23%, 10/01/08(a)	37,500,000	37,459,383
National City Bank (Ohio) 4.70%, 08/13/08	150,000,000	150,000,000
Nationwide Building Society 4.92%, 07/27/08(a)	315,000,000	315,097,142
5.30%, 10/06/08(a)	165,000,000	165,056,324
Natixis SA 4.90%, 09/08/08(a)	100,000,000	100,003,008
Newcastle CDO Ltd. Series 2005 - 6A Class IM1 4.92%, 04/24/08(a)	35,250,000	35,244,599
Newcastle CDO Ltd. Series 2005 - 6A Class IM2 4.92%, 01/24/08(a)	65,000,000	64,998,843
Nordea Bank AB 5.26%, 09/10/08(a)	225,000,000	225,024,688
Northern Rock PLC 5.29%, 08/01/08(a)	190,000,000	190,046,613
Paragon Mortgages PLC Series 15A Class A1 5.03%, 07/15/08(a)	177,551,028	177,551,028
Pricoa Global Funding I 4.87%, 08/27/08(a)	200,000,000	200,001,278
5.16%, 01/25/08(a)	20,000,000	20,000,763
5.21%, 09/12/08(a)	10,000,000	9,991,783
Royal Bank of Canada 5.22%, 09/05/08(a)	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB 5.02%, 09/17/08	150,000,000	150,010,350
Societe Generale 5.23%, 08/29/08(a)	30,000,000	30,000,000
Trap Rock Industries Inc. 5.11%, 01/02/08	18,350,000	18,350,000
Trinitas Hospital 5.11%, 01/02/08	14,675,000	14,675,000
Union Hamilton Special Funding LLC 5.14%, 03/28/08(a)	150,000,000	150,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007 - C32 Class A4M 5.03%, 07/17/08(a)	54,273,000	54,273,000

25

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Wachovia Bank Commercial Mortgage Trust Series 2007 - C32 Class AMM
5.05%, 07/17/08(a)	$187,623,000	$187,623,000
Wells Fargo & Co. 5.11%, 10/14/08	50,000,000	50,015,236
Westpac Banking Corp. 4.89%, 08/14/08(a)	100,000,000	100,000,000
5.20%, 10/10/08	70,000,000	70,000,000
White Pine Finance LLC 4.86%, 05/19/08(a)(c)(d)	37,000,000	36,996,565
4.93%, 06/20/08(a)(c)(d)	75,000,000	74,995,701
5.20%, 06/02/08(a)(c)(d)	70,000,000	69,994,164
World Savings Bank FSB 4.98%, 06/20/08	80,000,000	80,044,611

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $7,813,191,660)		7,813,191,660

TOTAL INVESTMENTS IN SECURITIES – 99.70%
(Cost: $31,398,396,206)		31,398,396,206

Other Assets, Less Liabilities – 0.30%		94,007,572

NET ASSETS – 100.00%		$31,492,403,778

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	See Note 5.
(d)	Security issued by a Structured Investment Vehicle.

The accompanying notes are an integral part of these financial statements.

26

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 9.52%
Banco Bilbao Vizcaya Argentaria SA
5.36%, 01/10/08	$50,000,000	$50,000,061
Bank of Scotland
4.98%, 07/07/08	135,000,000	135,000,000
Credit Suisse First Boston NY
4.93%, 10/09/08	110,000,000	110,000,000
5.40%, 07/10/08	100,000,000	100,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	60,000,000	60,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	50,000,000	50,000,000
Royal Bank of Canada
4.79%, 06/30/08	100,000,000	99,915,441
Royal Bank of Scotland NY
5.17%, 07/03/08	70,000,000	69,944,022
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08	35,000,000	35,000,000
Societe Generale NY
4.51%, 11/21/08	25,000,000	25,002,158
4.80%, 03/28/08	45,000,000	44,992,496
5.05%, 04/03/08	135,000,000	135,000,000
5.27%, 05/14/08	35,000,000	35,000,000
Westpac Banking Corp.
5.38%, 04/09/08	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,049,854,178)		1,049,854,178

COMMERCIAL PAPER – 29.62%
Amsterdam Funding Corp.
4.95%, 02/14/08(a)	100,000,000	99,395,000
Barton Capital Corp.
4.85%, 02/04/08(a)	100,000,000	99,541,945
CAFCO LLC
4.67%, 05/12/08(a)	25,000,000	24,572,375
4.86%, 02/08/08(a)	150,000,000	149,230,500
4.90%, 02/22/08(a)	50,000,000	49,646,111
5.45%, 02/19/08(a)	125,000,000	124,072,743
Cancara Asset Securitisation Ltd.
4.90%, 02/15/08(a)	150,000,000	149,081,250
5.10%, 02/21/08(a)	75,000,000	74,458,125
Charta LLC
4.95%, 02/15/08(a)	75,000,000	74,535,937
Concord Minutemen Capital Co. LLC
5.20%, 01/14/08(a)	25,000,000	24,953,055
CRC Funding LLC
4.67%, 05/12/08(a)	75,000,000	73,717,125
4.86%, 02/08/08(a)	100,000,000	99,487,000
4.90%, 02/22/08(a)	75,000,000	74,469,167
5.45%, 02/14/08(a)	75,000,000	74,500,416
Falcon Asset Securitization Co. LLC
5.45%, 02/20/08(a)	20,000,000	19,848,611
General Electric Capital Corp.
4.39%, 08/25/08	60,000,000	58,265,950

Security	Face Amount	Value
General Electric Capital Services Inc.
4.39%, 08/25/08	$60,000,000	$58,265,950
Grampian Funding LLC
4.85%, 02/07/08(a)	250,000,000	248,753,819
Jupiter Securitization Corp.
4.80%, 01/11/08(a)	50,000,000	49,933,333
Morgan Stanley
4.69%, 05/05/08	45,000,000	44,267,188
4.71%, 04/28/08	50,000,000	49,228,084
Nationwide Building Society
5.20%, 01/16/08	75,000,000	74,837,344
Ranger Funding Co. LLC
4.80%, 01/28/08(a)	100,000,000	99,640,000
4.93%, 02/15/08(a)	75,000,000	74,537,812
5.45%, 03/14/08(a)	60,575,000	59,906,176
Sedna Finance Inc.
5.51%, 02/01/08(a)(d)	3,500,000	3,483,393
Sigma Finance Inc.
5.09%, 02/12/08(a)(d)	50,000,000	49,703,375
5.10%, 01/10/08(a)(d)	90,000,000	89,885,363
Societe Generale North America Inc.
4.78%, 02/01/08	150,000,000	149,382,584
5.20%, 01/14/08	25,000,000	24,953,055
Thames Asset Global Securitization No. 1 Inc.
5.20%, 01/07/08(a)	125,000,000	124,891,667
Tulip Funding Corp.
4.85%, 02/06/08(a)	300,000,000	298,545,000
UBS Finance Delaware LLC
4.95%, 03/25/08	175,000,000	172,978,750
5.25%, 03/17/08	225,000,000	222,508,625
Yorktown Capital LLC
5.45%, 03/14/08(a)	100,000,000	98,895,875

TOTAL COMMERCIAL PAPER
(Cost: $3,264,372,703)		3,264,372,703

MEDIUM-TERM NOTES – 4.45%
Asscher Finance Corp.
5.42%, 06/25/08(a)(d)	50,000,000	50,000,000
Cullinan Finance Corp.
5.37%, 06/05/08(a)(d)	70,000,000	69,998,508
5.40%, 02/05/08(a)(d)	75,000,000	75,000,000
General Electric Capital Corp.
4.92%, 01/24/08	65,000,000	65,000,000
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	50,000,000	50,000,000
5.46%, 06/09/08(b)	100,000,000	100,000,000
Monumental Global Funding III
5.21%, 08/29/08(a)	50,000,000	50,000,000
Sedna Finance Inc.
5.34%, 03/05/08(a)(d)	30,000,000	30,000,000

TOTAL MEDIUM-TERM NOTES
(Cost: $489,998,508)		489,998,508

27

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 26.63%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $40,010,000 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 3/1/35).	$40,000,000	$40,000,000
Banc of America Securities LLC Tri-Party 4.57%, dated 12/31/07, due 1/2/08, maturity value $300,076,167 (collateralized by non-U.S. government debt securities, value $316,100,602, 3.63% to 9.80%, 3/17/08 to 2/15/28).	300,000,000	300,000,000
Bank of America N.A. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $ 210,054,833 (collateralized by non-U.S. government debt securities, value $231,000,001, 0.00% to 10.00%, 2/23/36).	210,000,000	210,000,000
Bear Stearns Companies Inc. (The) Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $200,052,222 (collateralized by U.S. government obligations, value $204,003,664, 4.00% to 8.00%, 10/1/08 to 1/1/38).	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $150,038,333 (collateralized by non-U.S. government debt securities, value $155,499,346, 5.34% to 7.70%, 10/15/09 to 5/25/27).	150,000,000	150,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $ 200,052,778 (collateralized by U.S. government obligations, value $206,000,000, 5.05% to 5.33%, 5/1/36 to 7/25/37).	200,000,000	200,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $ 200,052,778 (collateralized by U.S. government obligations, value $206,000,000, 5.28% to 5.47%, 7/15/36 to 10/25/37).	200,000,000	200,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $200,050,889 (collateralized by non-U.S. government debt securities, value $210,000,001, 5.37% to 6.50%, 7/25/37 to 7/10/38).	200,000,000	200,000,000

Security	Face Amount	Value
Goldman Sachs Group Inc. (The) Tri-Party 4.68%, dated 12/31/07, due 1/2/08, maturity value $170,044,200 (collateralized by non-U.S. government debt securities, value $ 178,500,001, 0.00% to 10.00%, 6/6/20 to 3/15/45).	$170,000,000	$170,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $ 200,051,111 (collateralized by non-U.S. government debt securities, value $210,000,500, 4.21% to 7.69%, 12/15/18 to 2/15/51).	200,000,000	200,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $45,011,500 (collateralized by non-U.S. government debt securities, value $45,904,398, 0.00% to 10.00%, 1/31/08).	45,000,000	45,000,000
JP Morgan Securities Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $150,038,750 (collateralized by non-U.S. government debt securities, value $153,003,024, 0.00% to 10.00%, 1/17/08 to 3/31/08).	150,000,000	150,000,000
JP Morgan Securities Inc. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $200,052,778 (collateralized by U.S. government obligations, value $ 206,001,856, 0.00% to 6.23%, 5/25/11 to 4/16/44).	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $170,043,444 (collateralized by non-U.S. government debt securities, value $178,500,465, 2.13% to 6.38%, 6/25/33 to 2/25/47).	170,000,000	170,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.63%, dated 12/31/07, due 1/2/08, maturity value $200,051,444 (collateralized by non-U.S. government debt securities, value $210,003,424, 0.00% to 10.00%, 10/1/09 to 8/1/39).	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.00%, dated 12/31/07, due 1/4/08, maturity value $125,069,444 (collateralized by non-U.S. government debt securities, value $131,251,274, 5.17% to 5.82%, 12/25/35 to 6/25/37).	125,000,000	125,000,000

28

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 12/31/07, due 1/18/08, maturity value $175,468,125 (collateralized by non-U.S. government debt securities, value $180,251,149, 5.20% to 6.75%, 3/1/11 to 7/3/17).(b)	$175,000,000	$175,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,935,000,000)		2,935,000,000

TIME DEPOSITS – 3.19%
Branch Banking & Trust 0.25%, 01/02/08	100,000,000	100,000,000
Danske Bank 4.75%, 01/02/08	200,000,000	200,000,000
Wells Fargo Bank N.A. 0.25%, 01/02/08	51,776,000	51,776,000

TOTAL TIME DEPOSITS
(Cost: $351,776,000)		351,776,000

VARIABLE & FLOATING RATE NOTES – 26.22%
AIG Matched Funding Corp. 4.93%, 06/20/08(a)	9,000,000	8,999,956
4.99%, 06/16/08(a)	10,000,000	9,999,914
Aire Valley Mortgages PLC Series 2007 - 1A Class 1A1 4.94%, 04/21/08(a)	45,000,000	45,000,000
Allstate Life Global Funding II 4.90%, 10/27/08(a)	160,000,000	160,003,016
5.09%, 11/14/08(a)	85,000,000	85,015,652
5.31%, 11/07/08(a)	58,000,000	58,004,683
Allstate Life Global Funding Trusts 5.24%, 09/04/08	45,000,000	45,000,000
Arkle Master Issuer PLC Series 2007 - 1A Class 1A 5.01%, 05/19/08(a)	125,000,000	125,000,000
ASIF Global Financing 3.90%, 10/22/08(a)	15,670,000	15,529,432
4.93%, 10/22/08(a)	75,000,000	74,998,413
Bank of Ireland 4.86%, 09/12/08(a)	35,000,000	35,000,000
BNP Paribas 4.80%, 05/28/08	20,000,000	19,982,778
Citigroup Global Markets Holdings Inc. 5.25%, 01/25/08	350,000,000	350,000,000
DEPFA Bank PLC 5.05%, 07/15/08	50,000,000	50,000,000
Deutsche Bank AG 5.20%, 09/30/08	100,000,000	99,995,333

Security	Face Amount	Value
Granite Master Issuer PLC Series 2005 - 3 Class A 4.95%, 08/20/08(a)	$125,000,000	$125,000,000
Hartford Life Global Funding Trust 5.07%, 11/15/08	100,000,000	100,000,000
ING USA Annuity & Life Insurance Co. 5.33%, 01/10/08(b)	45,000,000	45,000,000
Leafs LLC 4.95%, 01/22/08(a)	50,963,578	50,963,578
Metropolitan Life Global Funding I 5.13%, 09/12/08(a)	40,000,000	40,026,119
5.28%, 12/05/08(a)	139,680,000	139,684,390
Metropolitan Life Insurance Co. 5.16%, 07/25/08(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding 5.31%, 08/01/08(b)	15,000,000	15,000,000
Morgan Stanley 5.35%, 12/03/08	100,000,000	100,000,000
National Australia Bank Ltd. 5.23%, 10/01/08(a)	12,500,000	12,486,461
Nationwide Building Society 4.92%, 07/27/08(a)	50,000,000	50,000,000
5.30%, 10/06/08(a)	135,000,000	135,011,393
Newcastle CDO Ltd. Series 2005 - 6A Class IM1 4.92%, 04/24/08(a)	45,000,000	44,993,104
Newcastle CDO Ltd. Series 2005 - 6A Class IM2 4.92%, 01/24/08(a)	35,000,000	34,999,558
Paragon Mortgages PLC Series 15A Class A1 5.03%, 07/15/08(a)	59,183,676	59,183,676
Rabobank Nederland NV NY 4.85%, 11/14/08(a)	140,000,000	140,000,000
Royal Bank of Canada 5.22%, 09/05/08(a)	100,000,000	100,000,000
Royal Bank of Scotland PLC 5.23%, 07/21/08(a)	20,000,000	20,005,417
Societe Generale 5.23%, 08/29/08(a)	5,000,000	4,994,674
UBS AG/Stamford Branch 5.00%, 08/15/08	100,000,000	100,000,000
Union Hamilton Special Funding LLC 5.14%, 03/28/08(a)	100,000,000	100,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007 - C32 Class A4M 5.03%, 07/17/08(a)	23,000,000	23,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007 - C32 Class AMM 5.05%, 07/17/08(a)	80,000,000	80,000,000
Wachovia Bank N.A. 5.20%, 10/03/08	31,200,000	31,179,726

29

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
White Pine Finance LLC 4.93%, 06/20/08(a)(c)(d)	$35,000,000	$34,997,994
Wind Master Trust Series 2007-K1 Class A1 4.87%, 03/25/08(a)(b)	27,452,000	27,452,000
World Savings Bank FSB 4.98%, 06/20/08	44,000,000	44,024,536

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,890,531,803)		2,890,531,803

TOTAL INVESTMENTS IN SECURITIES – 99.63%
(Cost: $10,981,533,192)		10,981,533,192

Other Assets, Less Liabilities – 0.37%		40,747,810

NET ASSETS – 100.00%		$11,022,281,002

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	See Note 5.
(d)	Security issued by a Structured Investment Vehicle.

The accompanying notes are an integral part of these financial statements.

30

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.01%
Banc of America Securities LLC Tri-Party 0.95%, dated 12/31/07, due 1/2/08, maturity value $42,502,243 (collateralized by U.S. government obligations, value $43,350,493, 4.88%, 8/31/08 to 10/31/08).	$42,500,000	$42,500,000
Credit Suisse First Boston Tri-Party 1.40%, dated 12/31/07, due 1/2/08, maturity value $42,503,306 (collateralized by U.S. government obligations, value $43,350,869, 3.88% to 11.75%, 3/15/10 to 5/15/30).	42,500,000	42,500,000
Goldman Sachs Group Inc. (The) Tri-Party 1.10%, dated 12/31/07, due 1/2/08, maturity value $40,943,502 (collateralized by U.S. government obligations, value $41,760,225, 4.00%, 9/30/09).	40,941,000	40,941,000
Lehman Brothers Holdings Inc. Tri-Party 1.25%, dated 12/31/07, due 1/2/08, maturity value $42,502,951 (collateralized by U.S. government obligations, value $43,353,751, 3.13% to 9.50%, 1/31/08 to 2/15/37).	42,500,000	42,500,000
Merrill Lynch & Co. Inc. Tri-Party 1.00%, dated 12/31/07, due 1/2/08, maturity value $35,001,944 (collateralized by U.S. government obligations, value $35,704,158, 4.50%, 11/15/12).	35,000,000	35,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $203,441,000)		203,441,000

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $203,441,000)		203,441,000

Other Assets, Less Liabilities – (0.01)%		(18,579)

NET ASSETS – 100.00%		$203,422,421

The accompanying notes are an integral part of these financial statements.

31

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2007

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$107,859,000	100.02%
Other Net Assets	(23,725)	(0.02)

TOTAL	$107,835,275	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$9,066,317,371	28.79%
Repurchase Agreements	8,836,414,000	28.06
Variable & Floating Rate Notes	7,813,191,660	24.81
Certificates of Deposit	2,404,730,270	7.64
Time Deposits	1,997,752,000	6.34
Medium-Term Notes	1,279,990,905	4.06
Other Net Assets	94,007,572	0.30

TOTAL	$31,492,403,778	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$3,264,372,703	29.62%
Repurchase Agreements	2,935,000,000	26.63
Variable & Floating Rate Notes	2,890,531,803	26.22
Certificates of Deposit	1,049,854,178	9.52
Medium-Term Notes	489,998,508	4.45
Time Deposits	351,776,000	3.19
Other Net Assets	40,747,810	0.37

TOTAL	$11,022,281,002	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$203,441,000	100.01%
Other Net Assets	(18,579)	(0.01)

TOTAL	$203,422,421	100.00%

These tables are not part of the financial statements.

32

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$22,561,982,206	$8,046,533,192	$—
Repurchase agreements, at value and cost (Note 1)	107,859,000	8,836,414,000	2,935,000,000	203,441,000

Total investments	107,859,000	31,398,396,206	10,981,533,192	203,441,000
Cash	869	667	132	221
Receivables:
Interest	13,685	95,743,213	41,207,080	6,472

Total Assets	107,873,554	31,494,140,086	11,022,740,404	203,447,693

LIABILITIES
Payables:
Investment advisory fees (Note 2)	14,075	1,670,373	410,315	1,100
Accrued expenses:
Professional fees (Note 2)	24,204	65,935	49,087	24,172

Total Liabilities	38,279	1,736,308	459,402	25,272

NET ASSETS	$107,835,275	$31,492,403,778	$11,022,281,002	$203,422,421

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2007

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$7,565,042	$1,097,441,501	$566,335,676	$7,982,383

Total investment income	7,565,042	1,097,441,501	566,335,676	7,982,383

EXPENSES (Note 2)
Investment advisory fees	151,364	20,689,958	10,697,524	165,800
Professional fees	24,331	81,695	58,856	24,395
Independent trustees’ fees	930	86,979	62,673	1,075

Total expenses	176,625	20,858,632	10,819,053	191,270
Less expense reductions (Note 2)	(70,670)	(6,375,529)	(3,595,944)	(178,749)

Net expenses	105,955	14,483,103	7,223,109	12,521

Net investment income	7,459,087	1,082,958,398	559,112,567	7,969,862

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	—	(523,525)	(775,406)	—
Payment from affiliate (Note 2)	—	566,073	787,362	—

Net realized gain	—	42,548	11,956	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,459,087	$1,083,000,946	$559,124,523	$7,969,862

The accompanying notes are an integral part of these financial statements.

33

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,459,087	$8,595,707	$1,082,958,398	$326,145,594
Net realized gain	—	—	42,548	1,615

Net increase in net assets resulting from operations	7,459,087	8,595,707	1,083,000,946	326,147,209

Interestholder transactions:
Contributions	1,739,584,764	797,609,141	66,603,193,729	38,273,990,665
Withdrawals	(1,806,493,585)	(1,033,386,805)	(43,118,755,786)	(37,977,755,985)

Net increase (decrease) in net assets resulting from interestholder transactions	(66,908,821)	(235,777,664)	23,484,437,943	296,234,680

Increase (decrease) in net assets	(59,449,734)	(227,181,957)	24,567,438,889	622,381,889

NET ASSETS:
Beginning of year	167,285,009	394,466,966	6,924,964,889	6,302,583,000

End of year	$107,835,275	$167,285,009	$31,492,403,778	$6,924,964,889

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$559,112,567	$505,426,117	$7,969,862	$4,303,455
Net realized gain	11,956	65,629	—	—

Net increase in net assets resulting from operations	559,124,523	505,491,746	7,969,862	4,303,455

Interestholder transactions:
Contributions	99,288,703,149	64,798,575,033	1,637,092,248	778,069,880
Withdrawals	(97,098,629,295)	(68,524,371,054)	(1,627,123,957)	(700,382,564)

Net increase (decrease) in net assets resulting from interestholder transactions	2,190,073,854	(3,725,796,021)	9,968,291	77,687,316

Increase (decrease) in net assets	2,749,198,377	(3,220,304,275)	17,938,153	81,990,771

NET ASSETS:
Beginning of year	8,273,082,625	11,493,386,900	185,484,268	103,493,497

End of year	$11,022,281,002	$8,273,082,625	$203,422,421	$185,484,268

The accompanying notes are an integral part of these financial statements.

34

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolios’ net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the $1.00 per share based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolios’ amortized cost price will result in material dilution or other unfair results to investors or existing interestholders, it will take such action as it deems appropriate.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

35

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2007, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

The Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolios’ financial statements.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGFA waived and/or credited investment advisory fees of $70,670, $6,375,529, $3,595,944 and $178,749 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is

36

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

On August 16, 2007, an affiliate of BGFA purchased a security from the Money Market Master Portfolio for cash at $249,963,125, a price in excess of the security’s then current fair value. On August 30, 2007, an affiliate of BGFA purchased a security from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $124,304,862 and $94,247,448, respectively, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statements of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Master Portfolios’ financial statements.

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003
Government Money Market
Ratio of expenses to average net assets(a)	0.07%	0.08%	0.03%	0.00	%(b)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%	0.11%	0.10%	0.10	%(b)	n/a
Ratio of net investment income to average net assets(a)	4.93%	4.90%	3.16%	1.93	%(b)	n/a
Total return	5.20%	5.08%	3.28%	0.64	%(b)(c)	n/a
Money Market
Ratio of expenses to average net assets	0.07%	0.08%	0.05%	0.05%		0.10%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.10%	0.10%	0.10%		n/a
Ratio of net investment income to average net assets	5.23%	4.99%	3.27%	1.40%		1.15%
Total return	5.40%	5.13%	3.28%	1.39%		1.16%
Prime Money Market
Ratio of expenses to average net assets(a)	0.07%	0.08%	0.08%	0.03%		0.03	%(d)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%	0.10%	0.10%	0.10%		0.10	%(d)
Ratio of net investment income to average net assets(a)	5.23%	4.95%	3.22%	1.52%		1.12	%(d)
Total return	5.37%	5.11%	3.26%	1.40%		0.80	%(c)(d)

Master Portfolio	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003
Treasury Money Market
Ratio of expenses to average net assets(a)	0.01%	0.00%	0.00%	0.00	%(b)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%	0.13%	0.10%	0.10	%(b)	n/a
Ratio of net investment income to average net assets(a)	4.81%	5.03%	3.99%	1.82	%(b)	n/a
Total return	4.98%	5.04%	3.20%	0.61	%(b)(c)	n/a

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

37

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

5.	SUBSEQUENT EVENTS

On February 19, 2008, an affiliate of BGFA purchased securities from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $34,998,569 and $181,990,742, respectively, prices in excess of the securities’ then current fair value.

38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

39

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

40

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MM1207

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2007 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2007

INSTITUTIONAL MONEY MARKET FUND

AON CAPTIVES SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

INSTITUTIONAL MONEY MARKET FUND

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/07)	Ending Account Value (12/31/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/07 to 12/31/07)
Aon Captives Shares
Actual	$1,000.00	$1,025.90	0.21%	$1.07
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.21	1.07

(a)	This ratio includes net expenses charged to the Money Market Master Portfolio and includes the Fund’s expense reductions during the period.
(b)

Expenses are calculated using the Fund’s annualized expense ratio of the Aon Captives Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investment in Money Market Master Portfolio (“Master Portfolio”), at value (Note 1)	$7,597,982,144

Total Assets	7,597,982,144

LIABILITIES
Payables:
Distribution to shareholders	16,602,029
Administration fees (Note 2)	235,071
Distribution fees – Aon Captives Shares (Note 2)	21,977
Accrued expenses:
Professional fees (Note 2)	30,715

Total Liabilities	16,889,792

NET ASSETS	$7,581,092,352

Net assets consist of:
Paid-in capital	$7,581,083,840
Undistributed net investment income	399
Undistributed net realized gain	8,113

NET ASSETS	$7,581,092,352

Aon Captives Shares
Net Assets	$90,192,110

Shares outstanding(a)	90,191,754

Net asset value and offering price per share	$1.00

Institutional Shares
Net Assets	$6,653,737,089

Shares outstanding(a)	6,653,737,249

Net asset value and offering price per share	$1.00

Premium Shares
Net Assets	$746,581,584

Shares outstanding(a)	746,576,411

Net asset value and offering price per share	$1.00

Select Shares
Net Assets	$4,807,218

Shares outstanding(a)	4,807,214

Net asset value and offering price per share	$1.00

Trust Shares
Net Assets	$85,774,351

Shares outstanding(a)	85,775,001

Net asset value and offering price per share	$1.00

(a) No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$347,784,387
Expenses(a)	(4,556,513)

Net investment income allocated from Master Portfolio	343,227,874

FUND EXPENSES (Note 2)
Administration fees	4,545,573
Distribution fees – Aon Captives Shares	79,102
Professional fees	39,118
Independent trustees’ fees	43,801

Total fund expenses	4,707,594
Less expense reductions (Note 2)	(1,058,722)

Net fund expenses	3,648,872

Net investment income	339,579,002

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	8,933

Net realized gain	8,933

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$339,587,935

(a)	Net of investment advisory fee reductions in the amount of $2,007,654.

The accompanying notes are an integral part of these financial statements.

3

INSTITUTIONAL MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$339,579,002	$272,811,415
Net realized gain	8,933	1,322

Net increase in net assets resulting from operations	339,587,935	272,812,737

Distributions to shareholders:
From net investment income:
Aon Captives Shares	(4,052,238)	(3,715,877)
Institutional Shares	(245,584,218)	(186,931,038)
Premium Shares	(82,147,008)	(78,290,437)
Select Shares	(326,865)	(291,403)
Trust Shares	(7,499,594)	(3,586,798)

Total distributions to shareholders	(339,609,923)	(272,815,553)

Capital share transactions (Note 3):
Aon Captives Shares	21,109,582	(8,815,803)
Institutional Shares	2,455,028,191	712,850,474
Premium Shares	(574,454,848)	(482,128,328)
Select Shares	3,578,273	(23,711,270)
Trust Shares	(111,705,201)	197,376,819

Net increase in net assets resulting from capital share transactions	1,793,555,997	395,571,892

Increase in net assets	1,793,534,009	395,569,076

NET ASSETS:
Beginning of year	5,787,558,343	5,391,989,267

End of year	$7,581,092,352	$5,787,558,343

Undistributed net investment income included in net assets at end of year	$399	$31,320

The accompanying notes are an integral part of these financial statements.

4

INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Aon Captives Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01	0.01
Net realized gain	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)

Total from investment operations	0.05	0.05	0.03	0.01	0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)
Net realized gain	—	—	—	—	(0.00	)(a)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	5.26%	5.00%	3.19%	1.29%	1.04%

Ratios/Supplemental data:
Net assets, end of year (000s)	$90,192	$69,083	$77,899	$106,433	$55,399
Ratio of expenses to average net assets(b)	0.21%	0.19%	0.15%	0.15%	0.22%
Ratio of expenses to average net assets prior to expense reductions(b)	0.26%	0.23%	0.22%	0.22%	n/a
Ratio of net investment income to average net assets(b)	5.12%	4.86%	3.07%	1.35%	0.97%

(a)	Rounds to less than $0.01.
(b)	These ratios include net expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

5

INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2007, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Aon Captives Shares of the Institutional Money Market Fund (the “Fund”). In addition, the Fund offers Institutional Shares, Premium Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (24.13%, as of December 31, 2007). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. In addition, the Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

As of December 31, 2007, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of undistributed ordinary income of $8,512.

The tax character of distributions paid for the years ended December 31, 2007 and December 31, 2006, consisted of ordinary income of $339,609,923 and $272,815,553, respectively.

6

INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2007.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Fund’s financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Fund. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Fund. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Fund.

SEI Investments Distribution Company (“SEI”) is the Fund’s distributor. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.10% of the average daily net assets of the Aon Captives Shares. This fee is an expense of the Aon Captives Shares only and is not borne by the Institutional Shares, Premium Shares, Select Shares or Trust Shares.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Fund’s transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Fund for which BGI receives a fee paid by the Fund. BGI, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Fund. BGI is entitled to receive for these administration services an annual fee of 0.05% of the average daily net assets of the Fund’s Aon Captives Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Fund’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Fund. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Fund in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGI waived and/or credited administration fees of $11,903 for the Aon Captives Shares of the Fund.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

7

INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Aon Captives Shares of the Fund were as follows:

	Year Ended December 31, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	29,764,201	$29,764,201	57,891,500	$57,891,500
Shares issued in reinvestment of dividends and distributions	1,288,381	1,288,381	794,047	794,047
Shares redeemed	(9,943,000)	(9,943,000)	(67,501,350)	(67,501,350)

Net increase (decrease)	21,109,582	$21,109,582	(8,815,803)	$(8,815,803)

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Fund’s financial statements.

8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Money Market Fund, a series of Barclays Global Investors Funds, (the “Fund”), at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the Aon Captives Share Class for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of the financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

9

INSTITUTIONAL MONEY MARKET FUND

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby designates the maximum allowable amount of $279,076,499 as interest-related dividends for the tax year ended December 31, 2007.

10

INSTITUTIONAL MONEY MARKET FUND

SHAREHOLDER MEETING RESULTS (Unaudited)

The Special Meeting of Shareholders of Barclays Global Investors Funds (the “Trust”) was held on November 16, 2007. At the Special Meeting, the following matters were voted upon and approved by the shareholders. The results of the voting are presented below. Each vote represents one dollar of the value of shares outstanding on the record date for the Meeting.

Proposal 1*
	Votes For	Votes Withheld
To elect the eight nominees specified below as Trustees of the Trust.
Mary G.F. Bitterman	12,203,177,181	54,857,534
A. John Gambs	12,203,446,326	54,588,389
Lee T. Kranefuss	12,203,552,030	54,482,685
Hayne E. Leland	12,203,587,382	54,447,333
Jeffrey M. Lyons	12,204,148,710	53,886,005
Wendy Paskin-Jordan	12,197,903,596	60,131,119
Leo Soong	12,202,502,041	55,532,674
H. Michael Williams	12,202,709,434	55,325,281

Ms. Bitterman, Ms. Paskin-Jordan and Messrs. Gambs, Kranefuss and Soong previously served as Trustees of the Trust and were reelected. Messrs. Leland, Lyons and Williams were newly elected.

Proposal 2
This proposal is not applicable to the Institutional Money Market Fund.

Proposal 3
This proposal is not applicable to the Institutional Money Market Fund.

Proposal 4
This proposal is not applicable to the Institutional Money Market Fund.

*	Denotes Trust-wide proposal and voting results.

11

INSTITUTIONAL MONEY MARKET FUND

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Fund. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), Barclays Foundry Investment Trust (“BFIT”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 175 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Fund’s Trustees and Officers may be found in the Fund’s Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 1961	Trustee (since 2001) and Chairperson of the Board (since 2007).	Chief Executive Officer (since 2003) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 1960	Trustee and President (since 2007).	Head (since 2006) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of BFIT and MIP; Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolio and BGI, the parent company of BGFA and the administrator of the Master Portfolio. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

12

INSTITUTIONAL MONEY MARKET FUND

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 1944	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

A. John Gambs, 1945	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 1941	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 1955	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (since 2001) of Maier Siebel Baber.

Leo Soong, 1946	Trustee (since 2000) and Lead Independent Trustee (since 2006).	President (since 2002) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies); Managing Director (since 1989) of CG Roxane LLC (water company).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

13

INSTITUTIONAL MONEY MARKET FUND

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Director (since 2007) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Eilleen M. Clavere, 1952	Secretary (since 2007).	Head (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Stephen Monroe, 1960	Executive Vice President (since 2007).	Global Head (since 2006) of Cash Management of BGI; Managing Director (1997-2006) of National Sales Manager, JP Morgan Securities, Inc.	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 1970	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI; U.S. Liquidity Manager (2000-2002) of BGI.	None.

Alan Mason, 1960	Vice President (since 2007).	Head (since 2006) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

14

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 7.64%
Banco Bilbao Vizcaya Argentaria SA
5.36%, 01/10/08	$150,000,000	$150,000,183
Credit Suisse First Boston NY
4.93%, 10/09/08	275,000,000	275,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	150,000,000	150,000,000
Royal Bank of Canada
4.79%, 06/30/08	275,000,000	274,767,464
Royal Bank of Scotland NY
5.17%, 07/03/08	70,000,000	69,944,021
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08	65,000,000	65,000,000
Societe Generale NY
4.51%, 11/21/08	75,000,000	75,006,475
4.80%, 03/28/08	40,000,000	39,993,330
5.27%, 05/14/08	65,000,000	65,000,000
Toronto-Dominion Bank (The)
5.10%, 03/31/08	500,000,000	500,012,179
UBS AG/Stamford Branch
5.09%, 03/27/08	400,000,000	400,000,000
UniCredito Italiano NY
4.81%, 05/02/08	200,000,000	200,006,618

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $2,404,730,270)		2,404,730,270

COMMERCIAL PAPER – 28.79%
Amstel Funding Corp.
5.75%, 01/23/08(a)	300,000,000	298,945,834
Amsterdam Funding Corp.
4.25%, 01/02/08(a)	222,515,000	222,488,731
4.95%, 02/14/08(a)	150,000,000	149,092,500
Atlantic Asset Securitization Corp.
4.92%, 02/12/08(a)	102,717,000	102,127,404
4.92%, 02/13/08(a)	61,048,000	60,689,241
5.20%, 03/20/08(a)	200,000,000	197,717,778
5.90%, 01/15/08(a)	100,000,000	99,770,555
5.90%, 01/17/08(a)	250,000,000	249,344,444
Bank of Ireland
4.65%, 04/25/08	35,000,000	34,480,104
Barton Capital Corp.
4.85%, 02/04/08(a)	100,000,000	99,541,945
4.95%, 02/01/08(a)	150,000,000	149,360,625
CAFCO LLC
4.67%, 05/12/08(a)	175,000,000	172,006,625
4.86%, 02/08/08(a)	100,000,000	99,487,000
4.90%, 02/22/08(a)	200,000,000	198,584,445
5.45%, 02/19/08(a)	150,000,000	148,887,291
Cancara Asset Securitisation Ltd.
4.78%, 02/19/08(a)	100,000,000	99,349,389
4.90%, 02/15/08(a)	100,000,000	99,387,500
5.03%, 01/28/08(a)	100,000,000	99,622,750
5.10%, 02/21/08(a)	150,000,000	148,916,249

Security	Face Amount	Value
5.15%, 03/13/08(a)	$114,000,000	$112,825,800
5.16%, 01/15/08(a)	300,000,000	299,398,000
Chariot Funding LLC
4.25%, 01/02/08(a)	51,013,000	51,006,978
5.10%, 03/17/08(a)	212,771,000	210,480,165
5.75%, 01/16/08(a)	256,304,000	255,689,938
Charta LLC
4.95%, 02/15/08(a)	175,000,000	173,917,187
5.45%, 02/14/08(a)	200,000,000	198,667,777
5.82%, 01/25/08(a)	140,000,000	139,456,800
Concord Minutemen Capital Co. LLC
5.20%, 01/14/08(a)	77,773,000	77,626,960
CRC Funding LLC
4.67%, 05/12/08(a)	125,000,000	122,861,875
4.86%, 02/08/08(a)	150,000,000	149,230,500
4.90%, 02/22/08(a)	175,000,000	173,761,389
5.45%, 02/14/08(a)	150,000,000	149,000,833
Edison Asset Securitization LLC
4.66%, 06/17/08(a)	200,000,000	195,650,667
Falcon Asset Securitization Co. LLC
4.25%, 01/02/08(a)	40,000,000	39,995,278
5.45%, 02/20/08(a)	57,000,000	56,568,542
General Electric Capital Corp.
4.39%, 08/25/08	140,000,000	135,953,883
General Electric Capital Services Inc.
4.39%, 08/25/08	140,000,000	135,953,883
Grampian Funding LLC
4.85%, 02/07/08(a)	150,000,000	149,252,292
5.03%, 01/28/08(a)	150,000,000	149,434,125
Jupiter Securitization Corp.
4.80%, 01/11/08(a)	50,000,000	49,933,333
Lexington Parker Capital Co. LLC
5.12%, 02/22/08(a)	156,121,000	154,966,399
Morgan Stanley
4.69%, 05/05/08	85,000,000	83,615,799
4.71%, 04/28/08	120,000,000	118,147,400
Nationwide Building Society
5.20%, 01/16/08	125,000,000	124,728,906
Nordea North America Inc.
4.74%, 06/23/08	250,000,000	244,272,500
Park Avenue Receivables Corp.
5.75%, 01/15/08(a)	250,000,000	249,440,973
Ranger Funding Co. LLC
4.80%, 01/28/08(a)	100,000,000	99,640,000
4.93%, 02/15/08(a)	162,513,000	161,511,513
5.45%, 03/14/08(a)	175,000,000	173,067,781
Sedna Finance Inc.
5.51%, 02/01/08(a)(d)	18,500,000	18,412,222
Sigma Finance Inc.
5.09%, 02/12/08(a)(d)	100,000,000	99,406,750
5.10%, 01/10/08(a)(d)	150,000,000	149,808,938
Societe Generale North America Inc.
4.78%, 02/01/08	150,000,000	149,382,584
5.20%, 01/14/08	25,000,000	24,953,055

15

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Tango Finance Corp. 5.21%, 01/15/08(a)(d)	$54,000,000	$53,890,695
Thames Asset Global Securitization No. 1 Inc. 5.75%, 01/17/08(a)	316,748,000	315,938,533
Tulip Funding Corp. 4.85%, 02/06/08(a)	200,000,000	199,030,000
4.92%, 02/12/08(a)	200,000,000	198,852,000
UBS Finance Delaware LLC 4.95%, 03/25/08	25,000,000	24,711,250
5.25%, 03/17/08	275,000,000	271,954,986
Westpac Securities NZ Ltd. 5.20%, 01/09/08(a)	100,000,000	99,884,333
Windmill Funding Corp. 4.25%, 01/02/08(a)	47,000,000	46,994,451
Yorktown Capital LLC 5.45%, 03/14/08(a)	250,000,000	247,239,688

TOTAL COMMERCIAL PAPER
(Cost: $9,066,317,371)		9,066,317,371

MEDIUM-TERM NOTES – 4.06%
Asscher Finance Corp. 5.42%, 06/25/08(a)(d)	100,000,000	100,000,000
Cullinan Finance Corp. 5.31%, 05/27/08(a)(d)	100,000,000	99,998,004
5.40%, 02/05/08(a)(d)	25,000,000	25,000,000
Dorada Finance Inc. 5.32%, 05/29/08(a)(d)	115,000,000	114,997,652
General Electric Capital Corp. 4.92%, 01/24/08	60,000,000	60,002,463
Goldman Sachs Group Inc. (The) 5.36%, 04/16/08(b)	100,000,000	100,000,000
5.46%, 06/09/08(b)	250,000,000	250,000,000
K2 USA LLC 5.42%, 06/16/08(a)(d)	130,000,000	130,000,000
Monumental Global Funding III 5.21%, 08/29/08(a)	150,000,000	150,000,000
Sedna Finance Inc. 5.33%, 02/29/08(a)(d)	100,000,000	100,000,000
Zela Finance Inc. 5.41%, 06/25/08(a)(d)	150,000,000	149,992,786

TOTAL MEDIUM-TERM NOTES
(Cost: $1,279,990,905)		1,279,990,905

REPURCHASE AGREEMENTS – 28.06%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $23,005,750 (collateralized by U.S. government obligations, Value$23,460,000, 5.00%, 7/1/35).	23,000,000	23,000,000

Security	Face Amount	Value
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $300,075,000 (collateralized by U.S. government obligations, value $306,000,000, 5.00% to 6.00%, 3/1/34 to 5/1/35).	$300,000,000	$300,000,000
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $40,010,000 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 8/1/33).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 4.57%, dated 12/31/07, due 1/2/08, maturity value $194,049,254 (collateralized by non-U.S. government debt securities, value $199,820,001, 4.50% to 8.00%, 1/15/09 to 11/15/27).	194,000,000	194,000,000
Bank of America N.A. Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $468,117,000 (collateralized by U.S. government obligations, value $477,360,000, 5.00%, 6/1/35).	468,000,000	468,000,000
Bank of America N.A. Tri-Party 4.67%, dated 12/31/07, due 1/2/08, maturity value $465,120,642 (collateralized by non-U.S. government debt securities, value $511,500,001, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000
Bank of America N.A. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $485,126,639 (collateralized by non-U.S. government debt securities, value $533,500,001, 0.00% to 10.00%, 2/23/36).	485,000,000	485,000,000
Bear Stearns Companies Inc. (The) Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $400,104,444 (collateralized by U.S. government obligations, value $408,003,441, 4.50% to 8.25%, 7/1/08 to 1/1/38).	400,000,000	400,000,000
Citigroup Global Financial Products Inc. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $20,005,222 (collateralized by non-U.S. government debt securities, value $22,565,871, 0.00% to 10.00%, 2/9/17 to 12/4/37).	20,000,000	20,000,000

16

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Citigroup Global Markets Holdings Inc. Tri-Party 4.62%, dated 12/31/07, due 1/2/08, maturity value $550,141,167 (collateralized by non-U.S. government debt securities, value $577,500,000, 4.64% to 7.63%, 10/1/10 to 12/10/49).	$550,000,000	$550,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $200,050,000 (collateralized by U.S. government obligations, value $204,004,656, 3.38% to 7.00%, 4/15/08 to 7/15/32).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $23,005,750 (collateralized by U.S. government obligations, value $23,462,899, 4.37% to 6.61%, 2/1/31 to 12/1/37).	23,000,000	23,000,000
Credit Suisse First Boston Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $500,129,167 (collateralized by non-U.S. government debt securities, value $515,003,643, 4.40% to 9.82%, 3/1/08 to 6/15/37).	500,000,000	500,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $24,006,333 (collateralized by U.S. government obligations, value $24,720,001, 0.00% to 5.62%, 7/25/32 to 8/25/37).	24,000,000	24,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $300,079,167 (collateralized by U.S. government obligations, value $309,000,000, 0.00% to 10.00%, 12/15/16 to 5/15/37).	300,000,000	300,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $312,186,414 (collateralized by non-U.S. government debt securities, value $327,712,351, 4.87% to 6.50%, 4/25/21 to 9/25/46).	312,107,000	312,107,000
Goldman Sachs Group Inc. (The) Tri-Party 4.68%, dated 12/31/07, due 1/2/08, maturity value $630,163,800 (collateralized by non-U.S. government debt securities, value $661,500,001, 0.00% to 10.00%, 8/15/11 to 12/10/49).	630,000,000	630,000,000

Security	Face Amount	Value
Greenwich Capital Markets Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $400,104,444 (collateralized by non-U.S. government debt securities, value $441,053,661, 0.00% to 10.27%, 2/1/08 to 8/18/38).	$400,000,000	$400,000,000
HSBC Securities Inc. Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $100,025,444 (collateralized by non-U.S. government debt securities, value $105,002,466, 0.01% to 6.47%, 5/16/11 to 6/15/27).	100,000,000	100,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $105,026,833 (collateralized by non-U.S. government debt securities, value $107,101,629, 0.00%, 3/7/08 to 4/2/08).	105,000,000	105,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $200,051,111 (collateralized by non-U.S. government debt securities, value $210,000,959, 1.82% to 8.33%, 12/15/18 to 2/15/51).	200,000,000	200,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $300,076,667 (collateralized by non-U.S. government debt securities, value $315,001,836, 0.03% to 7.32%, 12/15/10 to 2/15/51).	300,000,000	300,000,000
JP Morgan Securities Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $350,090,417 (collateralized by non-U.S. government debt securities, value $367,502,763, 1.63% to 10.25%, 2/1/08 to 7/15/37).	350,000,000	350,000,000
JP Morgan Securities Inc. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $300,079,167 (collateralized by U.S. government obligations, value $309,003,784, 2.21% to 10.62%, 10/16/17 to 3/25/47).	300,000,000	300,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $180,046,000 (collateralized by non-U.S. government debt securities, value $189,000,320, 0.00% to 7.93%, 11/16/09 to 9/25/47).	180,000,000	180,000,000

17

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Lehman Brothers Holdings Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $28,148,270 (collateralized by U.S. government obligations, value $28,705,239, 3.95% to 8.31%, 1/1/11 to 4/1/47).	$28,141,000	$28,141,000
Lehman Brothers Holdings Inc. Tri-Party 5.00%, dated 12/31/07, due 1/4/08, maturity value $285,158,333 (collateralized by non-U.S. government debt securities, value $299,250,851, 0.00% to 7.87%, 9/25/47 to 11/17/13).	285,000,000	285,000,000
Merrill Lynch & Co. Inc. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $309,246,727 (collateralized by non-U.S. government debt securities, value $318,445,440, 0.00% to 8.63%, 3/12/08 to 12/16/36).	309,166,000	309,166,000
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 12/31/07, due 1/18/08, maturity value $426,136,875 (collateralized by non-U.S. government debt securities, value $437,751,188, 4.50% to 8.75%, 4/15/09 to 7/15/29).(b)	425,000,000	425,000,000
Morgan Stanley Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $200,051,667 (collateralized by non-U.S. government debt securities, value $210,024,813, 4.70% to 7.30%, 12/15/14 to 6/11/49).	200,000,000	200,000,000
Morgan Stanley Tri-Party 4.70%, dated 12/31/07, due 1/5/09, maturity value $335,499,556 (collateralized by non-U.S. government debt securities, value $374,601,106, 0.00% to 10.00%, 1/1/08 to 12/31/38).(b)	320,000,000	320,000,000
Wachovia Capital Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $400,103,333 (collateralized by non-U.S. government debt securities, value $420,000,001, 0.00% to 10.00%, 11/18/08 to 2/15/51).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $8,836,414,000)		8,836,414,000

Security	Face Amount	Value

TIME DEPOSITS – 6.34%
Bank of Montreal
0.25%, 01/02/08	$200,000,000	$200,000,000
Danske Bank
4.75%, 01/02/08	300,000,000	300,000,000
Deutsche Bank AG
0.25%, 01/02/08	300,000,000	300,000,000
ING Bank
4.56%, 01/02/08	288,000,000	288,000,000
Regions Bank
4.00%, 01/02/08	350,000,000	350,000,000
U.S. Bank N.A.
0.75%, 01/02/08	205,998,000	205,998,000
Wells Fargo Bank N.A.
0.25%, 01/02/08	3,754,000	3,754,000
4.00%, 01/02/08	350,000,000	350,000,000

TOTAL TIME DEPOSITS
(Cost: $1,997,752,000)		1,997,752,000

VARIABLE & FLOATING RATE NOTES – 24.81%
AIG Matched Funding Corp.
4.93%, 06/20/08(a)	20,000,000	19,999,903
Aire Valley Mortgages PLC
Series 2007-1A Class 1A1
4.94%, 04/21/08(a)	75,000,000	75,000,000
Allstate Life Global Funding II
4.90%, 10/27/08(a)	140,000,000	140,020,433
5.09%, 11/14/08(a)	65,000,000	65,020,200
5.12%, 11/15/08(a)	80,000,000	80,037,230
5.31%, 11/07/08(a)	82,000,000	82,017,973
Allstate Life Global Funding Trusts
4.90%, 09/26/08	64,500,000	64,408,933
5.24%, 09/04/08	125,000,000	124,925,513
American Express Bank
5.04%, 05/16/08	247,500,000	247,527,230
American Express Credit Corp.
4.95%, 10/17/08	5,000,000	4,986,818
5.35%, 03/05/08	30,000,000	30,006,097
ANZ National (International) Ltd. London Branch
5.26%, 09/05/08(a)	75,000,000	75,000,000
ASIF Global Financing
4.93%, 10/22/08(a)	75,000,000	74,998,413
Australia & New Zealand Banking Group Ltd.
4.92%, 10/22/08(a)	100,000,000	100,011,503
Bank of Ireland
4.86%, 09/12/08(a)	65,000,000	65,000,000
4.96%, 08/18/08(a)	70,000,000	70,000,159
4.96%, 09/19/08(a)	145,000,000	145,002,813

18

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Bank of Scotland PLC
5.23%, 10/08/08(a)	$91,700,000	$91,482,645
BMW US Capital LLC
5.05%, 11/14/08(a)	200,000,000	200,040,664
5.25%, 09/04/08(a)	30,000,000	30,000,749
BNP Paribas
4.80%, 05/28/08	40,000,000	39,965,556
4.90%, 05/19/08(a)	185,000,000	184,998,527
Commodore CDO Ltd. 2003-2A Class A1MM
5.21%, 06/12/08(a)	28,627,589	28,627,589
Commonwealth Bank of Australia
4.92%, 09/23/08(a)	50,000,000	50,007,733
Credit Agricole SA
5.14%, 08/26/08(a)	100,000,000	99,994,757
Cullinan Finance Corp.
5.01%, 01/15/08(a)(d)	75,000,000	74,999,715
DEPFA Bank PLC
5.05%, 07/15/08	200,000,000	200,023,298
Dexia Credit SA NY
4.80%, 09/29/08	17,100,000	17,056,802
Fifth Third Bancorp
4.91%, 08/22/08(a)	200,000,000	200,019,394
Florida Heart Group PA/Florida Heart Group Holdings
5.11%, 01/01/08	8,430,000	8,430,000
Granite Master Issuer PLC Series 2005-3 Class A
4.95%, 08/20/08(a)	375,000,000	375,000,000
Guiding Light Church
5.11%, 01/01/08	10,400,000	10,400,000
Hartford Life Global Funding Trust
5.07%, 11/15/08	100,000,000	100,023,290
HBOS Treasury Services PLC
4.95%, 06/24/08(a)	150,000,000	150,033,051
ING USA Annuity & Life Insurance Co.
5.33%, 01/10/08(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.11%, 01/02/08	46,000,000	46,000,000
JP Morgan Securities Inc.
4.59%, 01/28/08(b)	300,000,000	300,000,000
JPMorgan Chase & Co.
5.22%, 09/02/08	150,000,000	150,000,309
Kommunalkredit Austria AG
5.25%, 08/08/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.11%, 01/02/08	11,000,000	11,000,000
Leafs LLC
4.95%, 01/22/08(a)	94,955,925	94,955,925
4.95%, 02/20/08(a)	48,639,783	48,639,783
Lloyds TSB Group PLC
5.11%, 10/06/08(a)	15,000,000	14,980,290
5.22%, 09/06/08(a)	54,400,000	54,316,477
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
4.88%, 04/24/08(a)	90,707,805	90,695,641

Security	Face Amount	Value
Marshall & Ilsley Bank
5.06%, 09/12/08	$115,000,000	$115,005,639
MetLife Insurance Co. of Connecticut
4.99%, 08/18/08(b)	50,000,000	50,000,000
Metropolitan Life Global Funding I
4.89%, 08/21/08(a)	75,000,000	75,000,000
5.13%, 09/12/08(a)	40,000,000	40,026,119
5.28%, 12/05/08(a)	150,000,000	150,042,375
Metropolitan Life Insurance Co.
5.29%, 07/18/08(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding
4.96%, 02/01/08(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.05%, 09/12/08	125,000,000	125,009,035
National Australia Bank Ltd.
5.23%, 10/01/08(a)	37,500,000	37,459,383
National City Bank (Ohio)
4.70%, 08/13/08	150,000,000	150,000,000
Nationwide Building Society
4.92%, 07/27/08(a)	315,000,000	315,097,142
5.30%, 10/06/08(a)	165,000,000	165,056,324
Natixis SA
4.90%, 09/08/08(a)	100,000,000	100,003,008
Newcastle CDO Ltd. Series 2005-6A Class IM1
4.92%, 04/24/08(a)	35,250,000	35,244,599
Newcastle CDO Ltd. Series 2005-6A Class IM2
4.92%, 01/24/08(a)	65,000,000	64,998,843
Nordea Bank AB
5.26%, 09/10/08(a)	225,000,000	225,024,688
Northern Rock PLC
5.29%, 08/01/08(a)	190,000,000	190,046,613
Paragon Mortgages PLC Series 15A Class A1
5.03%, 07/15/08(a)	177,551,028	177,551,028
Pricoa Global Funding I
4.87%, 08/27/08(a)	200,000,000	200,001,278
5.16%, 01/25/08(a)	20,000,000	20,000,763
5.21%, 09/12/08(a)	10,000,000	9,991,783
Royal Bank of Canada
5.22%, 09/05/08(a)	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
5.02%, 09/17/08	150,000,000	150,010,350
Societe Generale
5.23%, 08/29/08(a)	30,000,000	30,000,000
Trap Rock Industries Inc.
5.11%, 01/02/08	18,350,000	18,350,000
Trinitas Hospital
5.11%, 01/02/08	14,675,000	14,675,000
Union Hamilton Special Funding LLC
5.14%, 03/28/08(a)	150,000,000	150,000,000
Wachovia Bank Commercial
Mortgage Trust Series 2007-C32 Class A4M
5.03%, 07/17/08(a)	54,273,000	54,273,000

19

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM 5.05%, 07/17/08(a)	$187,623,000	$187,623,000
Wells Fargo & Co. 5.11%, 10/14/08	50,000,000	50,015,236
Westpac Banking Corp. 4.89%, 08/14/08(a)	100,000,000	100,000,000
5.20%, 10/10/08	70,000,000	70,000,000
White Pine Finance LLC 4.86%, 05/19/08(a)(c)(d)	37,000,000	36,996,565
4.93%, 06/20/08(a)(c)(d)	75,000,000	74,995,701
5.20%, 06/02/08(a)(c)(d)	70,000,000	69,994,164
World Savings Bank FSB 4.98%, 06/20/08	80,000,000	80,044,611

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $7,813,191,660)		7,813,191,660

TOTAL INVESTMENTS IN SECURITIES – 99.70%
(Cost: $31,398,396,206)		31,398,396,206

Other Assets, Less Liabilities – 0.30%		94,007,572

NET ASSETS – 100.00%		$31,492,403,778

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	See Note 5.
(d)	Security issued by a Structured Investment Vehicle.

The accompanying notes are an integral part of these financial statements.

20

MONEY MARKET MASTER PORTFOLIO

Portfolio Allocation (Unaudited)

December 31, 2007

Asset Type	Value	% of Net Assets
Commercial Paper	$9,066,317,371	28.79%
Repurchase Agreements	8,836,414,000	28.06
Variable & Floating Rate Notes	7,813,191,660	24.81
Certificates of Deposit	2,404,730,270	7.64
Time Deposits	1,997,752,000	6.34
Medium-Term Notes	1,279,990,905	4.06
Other Net Assets	94,007,572	0.30

TOTAL	$31,492,403,778	100.00%

This table is not part of the financial statements.

21

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)		$22,561,982,206
Repurchase agreements, at value and cost (Note 1)		8,836,414,000

Total investments		31,398,396,206
Cash		667
Receivables:
Interest		95,743,213

Total Assets		31,494,140,086

LIABILITIES
Payables:
Investment advisory fees (Note 2)		1,670,373
Accrued expenses:
Professional fees (Note 2)		65,935

Total Liabilities		1,736,308

NET ASSETS		$31,492,403,778

STATEMENT OF OPERATIONS For the Year Ended December 31, 2007

NET INVESTMENT INCOME
Interest from unaffiliated issuers		$1,097,441,501

Total investment income		1,097,441,501

EXPENSES (Note 2)
Investment advisory fees		20,689,958
Professional fees		81,695
Independent trustees’ fees		86,979

Total expenses		20,858,632
Less expense reductions (Note 2)		(6,375,529)

Net expenses		14,483,103

Net investment income		1,082,958,398

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers		(523,525)
Payment from affiliate (Note 2)		566,073

Net realized gain		42,548

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$1,083,000,946

STATEMENTS OF CHANGES IN NET ASSETS	For the year ended December 31, 2007	For the year ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,082,958,398	$326,145,594
Net realized gain	42,548	1,615

Net increase in net assets resulting from operations	1,083,000,946	326,147,209

Interestholder transactions:
Contributions	66,603,193,729	38,273,990,665
Withdrawals	(43,118,755,786)	(37,977,755,985)

Net increase in net assets resulting from interestholder transactions	23,484,437,943	296,234,680

Increase in net assets	24,567,438,889	622,381,889

NET ASSETS:
Beginning of year	6,924,964,889	6,302,583,000

End of year	$31,492,403,778	$6,924,964,889

The accompanying notes are an integral part of these financial statements.

22

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolio’s net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the $1.00 per share based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolio’s amortized cost price will result in material dilution or other unfair results to investors or existing interestholders, it will take such action as it deems appropriate.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2007, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

23

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

The Master Portfolio adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolio’s financial statements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGFA waived and/or credited investment advisory fees in the amount of $6,375,529 for the Master Portfolio.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

On August 16, 2007 and August 30, 2007, an affiliate of BGFA purchased securities from the Money Market Master Portfolio for cash at $249,963,125 and $94,247,448, respectively, prices in excess of the securities’then current fair value. The excess of the purchase price over fair value is disclosed in the Statement of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

24

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Master Portfolio’s financial statements.

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Ratio of expenses to average net assets	0.07%	0.08%	0.05%	0.05%	0.10%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.10%	0.10%	0.10%	n/a
Ratio of net investment income to average net assets	5.23%	4.99%	3.27%	1.40%	1.15%
Total return	5.40%	5.13%	3.28%	1.39%	1.16%

5.	SUBSEQUENT EVENTS

On February 19, 2008, an affiliate of BGFA purchased securities from the Money Market Master Portfolio for cash at $181,990,742, prices in excess of the securities’ then current fair value.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

26

MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

27

Notes:

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMAN1207

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2007 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2007

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

PREMIUM SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/07)	Ending Account Value (12/31/07)	Annualized Expenses Ratio(a)	Expenses Paid During Period(b) (7/1/07 to 12/31/07)
Government Money Market
Premium Shares
Actual	$1,000.00	$1,024.40	0.17%	$0.87
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.17	0.87
Institutional Money Market
Premium Shares
Actual	1,000.00	1,026.10	0.16	0.82
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.16	0.82
Prime Money Market
Premium Shares
Actual	1,000.00	1,026.00	0.16	0.82
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.16	0.82
Treasury Money Market
Premium Shares
Actual	1,000.00	1,022.60	0.12	0.61
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.12	0.61

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Premium Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$107,835,275	$7,597,982,144	$10,468,427,363	$203,422,421

Total Assets	107,835,275	7,597,982,144	10,468,427,363	203,422,421

LIABILITIES
Payables:
Distribution to shareholders	626,447	16,602,029	40,224,096	592,552
Administration fees (Note 2)	18,034	235,071	496,117	9,484
Distribution fees – Aon Captives Shares (Note 2)	—	21,977	—	—
Accrued expenses:
Professional fees (Note 2)	16,899	30,715	38,086	16,866

Total Liabilities	661,380	16,889,792	40,758,299	618,902

NET ASSETS	$107,173,895	$7,581,092,352	$10,427,669,064	$202,803,519

Net assets consist of:
Paid-in capital	$107,173,895	$7,581,083,840	$10,427,658,320	$202,803,519
Undistributed net investment income	—	399	146	—
Undistributed net realized gain	—	8,113	10,598	—

NET ASSETS	$107,173,895	$7,581,092,352	$10,427,669,064	$202,803,519

Aon Captives Shares
Net Assets	$—	$90,192,110	$—	$—

Shares outstanding(a)	—	90,191,754	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$3,030,729	$6,653,737,089	$8,363,789,869	$131,190,274

Shares outstanding(a)	3,030,729	6,653,737,249	8,363,779,980	131,190,274

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$89,823,728	$746,581,584	$1,795,477,433	$61,513,245

Shares outstanding(a)	89,823,728	746,576,411	1,795,476,056	61,513,245

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$14,269,438	$4,807,218	$268,351,762	$10,050,000

Shares outstanding(a)	14,269,438	4,807,214	268,352,284	10,050,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$50,000	$85,774,351	$50,000	$50,000

Shares outstanding(a)	50,000	85,775,001	50,000	50,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2007

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$7,565,042	$347,784,387	$514,014,925	$7,982,383
Expenses(a)	(105,955)	(4,556,513)	(6,547,920)	(12,521)

Net investment income allocated from corresponding Master Portfolio	7,459,087	343,227,874	507,467,005	7,969,862

FUND EXPENSES (Note 2)
Administration fees	151,451	4,545,573	5,947,948	115,821
Distribution fees – Aon Captives Shares	—	79,102	—	—
Professional fees	17,167	39,118	47,476	17,227
Independent trustees’ fees	932	43,801	56,214	1,076

Total fund expenses	169,550	4,707,594	6,051,638	134,124
Less expense reductions (Note 2)	(23,222)	(1,058,722)	(203,192)	(55,497)

Net fund expenses	146,328	3,648,872	5,848,446	78,627

Net investment income	7,312,759	339,579,002	501,618,559	7,891,235

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	—	8,933	10,598	—

Net realized gain	—	8,933	10,598	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,312,759	$339,587,935	$501,629,157	$7,891,235

(a)	Net of investment advisory fee reductions in the amounts of $70,670, $2,007,654, $3,276,101 and $178,749, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,312,759	$8,450,809	$339,579,002	$272,811,415
Net realized gain	—	—	8,933	1,322

Net increase in net assets resulting from operations	7,312,759	8,450,809	339,587,935	272,812,737

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(4,052,238)	(3,715,877)
Institutional Shares	(1,172,179)	(2,592,685)	(245,584,218)	(186,931,038)
Premium Shares	(4,856,791)	(3,831,192)	(82,147,008)	(78,290,437)
Select Shares	(1,279,756)	(2,022,076)	(326,865)	(291,403)
Trust Shares	(4,033)	(4,856)	(7,499,594)	(3,586,798)

Total distributions to shareholders	(7,312,759)	(8,450,809)	(339,609,923)	(272,815,553)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	21,109,582	(8,815,803)
Institutional Shares	2,635,467	(168,804,945)	2,455,028,191	712,850,474
Premium Shares	(33,708,376)	(59,710,662)	(574,454,848)	(482,128,328)
Select Shares	(28,413,242)	1,970,382	3,578,273	(23,711,270)
Trust Shares	(57,892)	4,739	(111,705,201)	197,376,819

Net increase (decrease) in net assets resulting from capital share transactions	(59,544,043)	(226,540,486)	1,793,555,997	395,571,892

Increase (decrease) in net assets	(59,544,043)	(226,540,486)	1,793,534,009	395,569,076

NET ASSETS:
Beginning of year	166,717,938	393,258,424	5,787,558,343	5,391,989,267

End of year	$107,173,895	$166,717,938	$7,581,092,352	$5,787,558,343

Undistributed net investment income included in net assets at end of year	$—	$—	$399	$31,320

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$501,618,559	$429,601,632	$7,891,235	$4,296,626
Net realized gain	10,598	57,306	—	—

Net increase in net assets resulting from operations	501,629,157	429,658,938	7,891,235	4,296,626

Distributions to shareholders:
From net investment income:
Institutional Shares	(395,738,229)	(296,267,556)	(6,006,336)	(3,943,200)
Premium Shares	(98,980,240)	(131,802,661)	(513,487)	(33,439)
Select Shares	(6,958,678)	(1,540,469)	(1,367,486)	(315,134)
Trust Shares	(4,135)	(4,899)	(3,926)	(4,853)

Total distributions to shareholders	(501,681,282)	(429,615,585)	(7,891,235)	(4,296,626)

Capital share transactions (Note 3):
Institutional Shares	2,447,990,425	(606,011,616)	4,672,699	26,175,036
Premium Shares	243,844,111	(1,682,103,111)	59,401,698	(434,856)
Select Shares	246,709,511	(59,716,384)	(45,868,956)	55,815,617
Trust Shares	(58,148)	4,782	(57,775)	4,733

Net increase (decrease) in net assets resulting from capital share transactions	2,938,485,899	(2,347,826,329)	18,147,666	81,560,530

Increase (decrease) in net assets	2,938,433,774	(2,347,782,976)	18,147,666	81,560,530

NET ASSETS:
Beginning of year	7,489,235,290	9,837,018,266	184,655,853	103,095,323

End of year	$10,427,669,064	$7,489,235,290	$202,803,519	$184,655,853

Undistributed net investment income included in net assets at end of year	$146	$5,563	$—	$—

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund – Premium Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01

Total from investment operations	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	5.09%	4.99%	3.23%	0.62	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$89,824	$123,532	$183,243	$100
Ratio of expenses to average net assets(c)	0.17%	0.17%	0.08%	0.05%
Ratio of expenses to average net assets prior to expense reductions(c)	0.23%	0.21%	0.17%	0.17%
Ratio of net investment income to average net assets(c)	4.84%	4.88%	3.54%	1.86%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund – Premium Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Year ended Dec. 31, 2003
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01		0.01
Net realized gain (loss)	0.00 (a)	0.00 (a)	0.00 (a)	(0.00	)(a)	0.00	(a)

Total from investment operations	0.05	0.05	0.03	0.01		0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)		(0.01)
Net realized gain	—	—	—	—		(0.00	)(a)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)		(0.01)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total return	5.31%	5.05%	3.24%	1.34%		1.10%

Ratios/Supplemental data:
Net assets, end of year (000s)	$746,582	$1,321,042	$1,803,171	$1,217,388		$290,099
Ratio of expenses to average net assets(b)	0.16%	0.15%	0.10%	0.10%		0.17%
Ratio of expenses to average net assets prior to expense reductions(b)	0.21%	0.19%	0.17%	0.17%		n/a
Ratio of net investment income to average net assets(b)	5.21%	4.93%	3.24%	1.45%		0.98%

(a)	Rounds to less than $0.01.
(b)	These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund – Premium Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Period from Apr. 16, 2003(a) to Dec. 31, 2003
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01		0.01
Net realized gain (loss)	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)	(0.00	)(b)

Total from investment operations	0.05	0.05	0.03	0.01		0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)		(0.01)
Net realized gain	—	—	—	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)		(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00

Total return	5.27%	5.02%	3.21%	1.35%		0.75	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,795,477	$1,551,648	$3,233,738	$5,247,105		$964,243
Ratio of expenses to average net assets(d)	0.17%	0.16%	0.13%	0.07%		0.09%
Ratio of expenses to average net assets prior to expense reductions(d)	0.20%	0.19%	0.17%	0.17%		n/a
Ratio of net investment income to average net assets(d)	5.14%	4.88%	3.08%	1.62%		1.02%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund – Premium Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01

Total from investment operations	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	4.90%	4.99%	3.15%	0.59	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$61,513	$2,112	$2,546	$100
Ratio of expenses to average net assets(c)	0.09%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions(c)	0.23%	0.23%	0.17%	0.17%
Ratio of net investment income to average net assets(c)	4.44%	4.61%	3.83%	1.77%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2007, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Premium Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Institutional Shares, Select Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Institutional Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 24.13%, 94.98% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2007). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

As of December 31, 2007, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Distributable Earnings
Institutional Money Market	$8,512	$—	$8,512
Prime Money Market	10,041	703	10,744

The tax character of distributions paid for the years ended December 31, 2007 and December 31, 2006 were as follows:

Fund	2007	2006
Government Money Market

Distributions paid from:
Ordinary Income	$7,312,759	$8,450,809

Total Distributions	$7,312,759	$8,450,809

Institutional Money Market

Distributions paid from:
Ordinary Income	$339,609,923	$272,815,553

Total Distributions	$339,609,923	$272,815,553

Prime Money Market

Distributions paid from:
Ordinary Income	$501,681,282	$429,615,585

Total Distributions	$501,681,282	$429,615,585

Treasury Money Market

Distributions paid from:
Ordinary Income	$7,891,235	$4,296,626

Total Distributions	$7,891,235	$4,296,626

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2007.

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. This fee is an expense of the Aon Captives Shares only; SEI does not receive a fee from the Institutional Shares, Premium Shares, Select Shares or Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.10% of the average daily net assets of each Fund’s Premium Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGI waived and/or credited administration fees of $12,033, $254,244, $35,707 and $3,197 for the Premium Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Premium Shares of the Funds were as follows:

	Year Ended December 31, 2007		Year Ended December 31, 2006
Fund	Shares	Amount	Shares	Amount
Government Money Market
Shares sold	594,165,015	$594,165,015	565,169,010	$565,169,010
Shares issued in reinvestment of dividends and distributions	3,635,678	3,635,678	2,880,744	2,880,744
Shares redeemed	(631,509,069)	(631,509,069)	(627,760,416)	(627,760,416)

Net decrease	(33,708,376)	$(33,708,376)	(59,710,662)	$(59,710,662)

Institutional Money Market
Shares sold	12,563,777,405	$12,563,777,405	7,528,346,842	$7,528,346,842
Shares issued in reinvestment of dividends and distributions	76,479,979	76,479,979	73,667,121	73,667,121
Shares redeemed	(13,214,712,232)	(13,214,712,232)	(8,084,142,291)	(8,084,142,291)

Net decrease	(574,454,848)	$(574,454,848)	(482,128,328)	$(482,128,328)

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	Year Ended December 31, 2007		Year Ended December 31, 2006
Fund	Shares	Amount	Shares	Amount
Prime Money Market
Shares sold	20,584,658,678	$20,584,658,678	14,180,801,372	$14,180,801,372
Shares issued in reinvestment of dividends and distributions	81,012,698	81,012,698	90,425,802	90,425,802
Shares redeemed	(20,421,827,265)	(20,421,827,265)	(15,953,330,285)	(15,953,330,285)

Net increase (decrease)	243,844,111	$243,844,111	(1,682,103,111)	$(1,682,103,111)

Treasury Money Market
Shares sold	383,415,469	$383,415,469	17,849,839	$17,849,839
Shares issued in reinvestment of dividends and distributions	332,811	332,811	66,473	66,473
Shares redeemed	(324,346,582)	(324,346,582)	(18,351,168)	(18,351,168)

Net increase (decrease)	59,401,698	$59,401,698	(434,856)	$(434,856)

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Premium Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

14

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2007:

Fund	Interest- Related Dividends
Government Money Market	$7,312,759
Institutional Money Market	279,076,499
Prime Money Market	429,046,862
Treasury Money Market	7,891,235

15

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER MEETING RESULTS (Unaudited)

The Special Meeting of Shareholders of Barclays Global Investors Funds (the “Trust”) was held on November 16, 2007. At the Special Meeting, the following matters were voted upon and approved by the shareholders. The results of the voting are presented below. Each vote represents one dollar of the value of shares outstanding on the record date for the Meeting.

Proposal 1*

	Votes For	Votes Withheld
To elect the eight nominees specified below as Trustees of the Trust.
Mary G.F. Bitterman	12,203,177,181	54,857,534
A. John Gambs	12,203,446,326	54,588,389
Lee T. Kranefuss	12,203,552,030	54,482,685
Hayne E. Leland	12,203,587,382	54,447,333
Jeffrey M. Lyons	12,204,148,710	53,886,005
Wendy Paskin-Jordan	12,197,903,596	60,131,119
Leo Soong	12,202,502,041	55,532,674
H. Michael Williams	12,202,709,434	55,325,281

Ms. Bitterman, Ms. Paskin-Jordan and Messrs. Gambs, Kranefuss and Soong previously served as Trustees of the Trust and were reelected. Messrs. Leland, Lyons and Williams were newly elected.

Proposal 2

This proposal is not applicable to the Funds in this shareholder report.

Proposal 3

This proposal is not applicable to the Funds in this shareholder report.

Proposal 4

This proposal is not applicable to the Funds in this shareholder report.

*	Denotes Trust-wide proposal and voting results.

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), Barclays Foundry Investment Trust (“BFIT”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 175 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 1961	Trustee (since 2001) and Chairperson of the Board (since 2007).	Chief Executive Officer (since 2003) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 1960	Trustee and President (since 2007).	Head (since 2006) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of BFIT and MIP; Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolios and BGI, the parent company of BGFA and the administrator of the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

17

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 1944	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

A. John Gambs, 1945	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 1941	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 1955	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (since 2001) of Maier Siebel Baber.

Leo Soong, 1946	Trustee (since 2000) and Lead Independent Trustee (since 2006).	President (since 2002) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies); Managing Director (since 1989) of CG Roxane LLC (water company).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

18

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Director (since 2007) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Eilleen M. Clavere, 1952	Secretary (since 2007).	Head (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Stephen Monroe, 1960	Executive Vice President (since 2007).	Global Head (since 2006) of Cash Management of BGI; Managing Director (1997-2006) of National Sales Manager, JP Morgan Securities, Inc.	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 1970	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI; U.S. Liquidity Manager (2000-2002) of BGI.	None.

Alan Mason, 1960	Vice President (since 2007).	Head (since 2006) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

19

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.02%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $21,005,250 (collateralized by U.S. government obligations, value $21,420,000, 4.50% to 5.63%, 9/20/34 to 7/20/37).	$21,000,000	$21,000,000
Bank of America N.A. Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $ 20,005,000 (collateralized by U.S. government obligations, value $20,400,000, 5.00%, 6/1/35).	20,000,000	20,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $ 21,005,250 (collateralized by U.S. government obligations, value $21,423,111, 3.76% to 8.15%, 3/1/24 to 10/1/43).	21,000,000	21,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $20,005,278 (collateralized by U.S. government obligations, value $20,400,000, 4.18% to 7.89%, 1/1/11 to 11/1/36).	20,000,000	20,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $15,863,097 (collateralized by U.S. government obligations, value $16,181,176, 3.96% to 8.36%, 1/1/19 to 8/1/42).	15,859,000	15,859,000
Merrill Lynch & Co. Inc. Tri-Party 4.49%, dated 12/31/07, due 1/2/08, maturity value $ 10,002,494 (collateralized by U.S. government obligations, value $10,303,021, 0.00% to 6.00%, 12/18/31 to 5/15/37).	10,000,000	10,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $107,859,000)		107,859,000

TOTAL INVESTMENTS IN SECURITIES – 100.02%
(Cost: $107,859,000)		107,859,000

Other Assets, Less Liabilities – (0.02)%		(23,725)

NET ASSETS – 100.00%		$107,835,275

The accompanying notes are an integral part of these financial statements.

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 7.64%
Banco Bilbao Vizcaya Argentaria SA
5.36%, 01/10/08	$150,000,000	$150,000,183
Credit Suisse First Boston NY
4.93%, 10/09/08	275,000,000	275,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	150,000,000	150,000,000
Royal Bank of Canada
4.79%, 06/30/08	275,000,000	274,767,464
Royal Bank of Scotland NY
5.17%, 07/03/08	70,000,000	69,944,021
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08	65,000,000	65,000,000
Societe Generale NY
4.51%, 11/21/08	75,000,000	75,006,475
4.80%, 03/28/08	40,000,000	39,993,330
5.27%, 05/14/08	65,000,000	65,000,000
Toronto-Dominion Bank (The)
5.10%, 03/31/08	500,000,000	500,012,179
UBS AG/Stamford Branch
5.09%, 03/27/08	400,000,000	400,000,000
UniCredito Italiano NY
4.81%, 05/02/08	200,000,000	200,006,618

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $2,404,730,270)		2,404,730,270

COMMERCIAL PAPER – 28.79%
Amstel Funding Corp.
5.75%, 01/23/08(a)	300,000,000	298,945,834
Amsterdam Funding Corp.
4.25%, 01/02/08(a)	222,515,000	222,488,731
4.95%, 02/14/08(a)	150,000,000	149,092,500
Atlantic Asset Securitization Corp.
4.92%, 02/12/08(a)	102,717,000	102,127,404
4.92%, 02/13/08(a)	61,048,000	60,689,241
5.20%, 03/20/08(a)	200,000,000	197,717,778
5.90%, 01/15/08(a)	100,000,000	99,770,555
5.90%, 01/17/08(a)	250,000,000	249,344,444
Bank of Ireland
4.65%, 04/25/08	35,000,000	34,480,104
Barton Capital Corp.
4.85%, 02/04/08(a)	100,000,000	99,541,945
4.95%, 02/01/08(a)	150,000,000	149,360,625
CAFCO LLC
4.67%, 05/12/08(a)	175,000,000	172,006,625
4.86%, 02/08/08(a)	100,000,000	99,487,000
4.90%, 02/22/08(a)	200,000,000	198,584,445
5.45%, 02/19/08(a)	150,000,000	148,887,291

Security	Face Amount	Value
Cancara Asset Securitisation Ltd.
4.78%, 02/19/08(a)	$100,000,000	$99,349,389
4.90%, 02/15/08(a)	100,000,000	99,387,500
5.03%, 01/28/08(a)	100,000,000	99,622,750
5.10%, 02/21/08(a)	150,000,000	148,916,249
5.15%, 03/13/08(a)	114,000,000	112,825,800
5.16%, 01/15/08(a)	300,000,000	299,398,000
Chariot Funding LLC
4.25%, 01/02/08(a)	51,013,000	51,006,978
5.10%, 03/17/08(a)	212,771,000	210,480,165
5.75%, 01/16/08(a)	256,304,000	255,689,938
Charta LLC
4.95%, 02/15/08(a)	175,000,000	173,917,187
5.45%, 02/14/08(a)	200,000,000	198,667,777
5.82%, 01/25/08(a)	140,000,000	139,456,800
Concord Minutemen Capital Co. LLC
5.20%, 01/14/08(a)	77,773,000	77,626,960
CRC Funding LLC
4.67%, 05/12/08(a)	125,000,000	122,861,875
4.86%, 02/08/08(a)	150,000,000	149,230,500
4.90%, 02/22/08(a)	175,000,000	173,761,389
5.45%, 02/14/08(a)	150,000,000	149,000,833
Edison Asset Securitization LLC
4.66%, 06/17/08(a)	200,000,000	195,650,667
Falcon Asset Securitization Co. LLC
4.25%, 01/02/08(a)	40,000,000	39,995,278
5.45%, 02/20/08(a)	57,000,000	56,568,542
General Electric Capital Corp.
4.39%, 08/25/08	140,000,000	135,953,883
General Electric Capital Services Inc.
4.39%, 08/25/08	140,000,000	135,953,883
Grampian Funding LLC
4.85%, 02/07/08(a)	150,000,000	149,252,292
5.03%, 01/28/08(a)	150,000,000	149,434,125
Jupiter Securitization Corp.
4.80%, 01/11/08(a)	50,000,000	49,933,333
Lexington Parker Capital Co. LLC
5.12%, 02/22/08(a)	156,121,000	154,966,399
Morgan Stanley
4.69%, 05/05/08	85,000,000	83,615,799
4.71%, 04/28/08	120,000,000	118,147,400
Nationwide Building Society
5.20%, 01/16/08	125,000,000	124,728,906
Nordea North America Inc.
4.74%, 06/23/08	250,000,000	244,272,500
Park Avenue Receivables Corp.
5.75%, 01/15/08(a)	250,000,000	249,440,973
Ranger Funding Co. LLC
4.80%, 01/28/08(a)	100,000,000	99,640,000
4.93%, 02/15/08(a)	162,513,000	161,511,513
5.45%, 03/14/08(a)	175,000,000	173,067,781
Sedna Finance Inc.
5.51%, 02/01/08(a)(d)	18,500,000	18,412,222
Sigma Finance Inc.
5.09%, 02/12/08(a)(d)	100,000,000	99,406,750
5.10%, 01/10/08(a)(d)	150,000,000	149,808,938

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Societe Generale North America Inc.
4.78%, 02/01/08	$150,000,000	$149,382,584
5.20%, 01/14/08	25,000,000	24,953,055
Tango Finance Corp.
5.21%, 01/15/08(a)(d)	54,000,000	53,890,695
Thames Asset Global Securitization No. 1 Inc.
5.75%, 01/17/08(a)	316,748,000	315,938,533
Tulip Funding Corp.
4.85%, 02/06/08(a)	200,000,000	199,030,000
4.92%, 02/12/08(a)	200,000,000	198,852,000
UBS Finance Delaware LLC
4.95%, 03/25/08	25,000,000	24,711,250
5.25%, 03/17/08	275,000,000	271,954,986
Westpac Securities NZ Ltd.
5.20%, 01/09/08(a)	100,000,000	99,884,333
Windmill Funding Corp.
4.25%, 01/02/08(a)	47,000,000	46,994,451
Yorktown Capital LLC
5.45%, 03/14/08(a)	250,000,000	247,239,688

TOTAL COMMERCIAL PAPER
(Cost: $9,066,317,371)		9,066,317,371

MEDIUM-TERM NOTES – 4.06%
Asscher Finance Corp.
5.42%, 06/25/08(a)(d)	100,000,000	100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08(a)(d)	100,000,000	99,998,004
5.40%, 02/05/08(a)(d)	25,000,000	25,000,000
Dorada Finance Inc.
5.32%, 05/29/08(a)(d)	115,000,000	114,997,652
General Electric Capital Corp.
4.92%, 01/24/08	60,000,000	60,002,463
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	100,000,000	100,000,000
5.46%, 06/09/08(b)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08(a)(d)	130,000,000	130,000,000
Monumental Global Funding III
5.21%, 08/29/08(a)	150,000,000	150,000,000
Sedna Finance Inc.
5.33%, 02/29/08(a)(d)	100,000,000	100,000,000
Zela Finance Inc.
5.41%, 06/25/08(a)(d)	150,000,000	149,992,786

TOTAL MEDIUM-TERM NOTES
(Cost: $1,279,990,905)		1,279,990,905

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 28.06%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $23,005,750 (collateralized by U.S. government obligations, value $23,460,000, 5.00%, 7/1/35).	$23,000,000	$23,000,000
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $300,075,000 (collateralized by U.S. government obligations, value $306,000,000, 5.00% to 6.00%, 3/1/34 to 5/1/35).	300,000,000	300,000,000
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $40,010,000 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 8/1/33).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 4.57%, dated 12/31/07, due 1/2/08, maturity value $194,049,254 (collateralized by non-U.S. government debt securities, value $199,820,001, 4.50% to 8.00%, 1/15/09 to 11/15/27).	194,000,000	194,000,000
Bank of America N.A. Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $468,117,000 (collateralized by U.S. government obligations, value $477,360,000, 5.00%, 6/1/35).	468,000,000	468,000,000
Bank of America N.A. Tri-Party 4.67%, dated 12/31/07, due 1/2/08, maturity value $465,120,642 (collateralized by non-U.S. government debt securities, value $511,500,001, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000
Bank of America N.A. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $ 485,126,639 (collateralized by non-U.S. government debt securities, value $533,500,001, 0.00% to 10.00%, 2/23/36).	485,000,000	485,000,000
Bear Stearns Companies Inc. (The) Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $400,104,444 (collateralized by U.S. government obligations, value $408,003,441, 4.50% to 8.25%, 7/1/08 to 1/1/38).	400,000,000	400,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Citigroup Global Financial Products Inc. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $20,005,222 (collateralized by non-U.S. government debt securities, value $22,565,871, 0.00% to 10.00%, 2/9/17 to 12/4/37).	$20,000,000	$20,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 4.62%, dated 12/31/07, due 1/2/08, maturity value $550,141,167 (collateralized by non-U.S. government debt securities, value $577,500,000, 4.64% to 7.63%, 10/1/10 to 12/10/49).	550,000,000	550,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $200,050,000 (collateralized by U.S. government obligations, value $204,004,656, 3.38% to 7.00%, 4/15/08 to 7/15/32).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $23,005,750 (collateralized by U.S. government obligations, value $23,462,899, 4.37% to 6.61%, 2/1/31 to 12/1/37).	23,000,000	23,000,000
Credit Suisse First Boston Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $500,129,167 (collateralized by non-U.S. government debt securities, value $515,003,643, 4.40% to 9.82%, 3/1/08 to 6/15/37).	500,000,000	500,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $24,006,333 (collateralized by U.S. government obligations, value $24,720,001, 0.00% to 5.62%, 7/25/32 to 8/25/37).	24,000,000	24,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $300,079,167 (collateralized by U.S. government obligations, value $309,000,000, 0.00% to 10.00%, 12/15/16 to 5/15/37).	300,000,000	300,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $312,186,414 (collateralized by non-U.S. government debt securities, value $327,712,351, 4.87% to 6.50%, 4/25/21 to 9/25/46).	312,107,000	312,107,000

Security	Face Amount	Value
Goldman Sachs Group Inc. (The) Tri-Party 4.68%, dated 12/31/07, due 1/2/08, maturity value $630,163,800 (collateralized by non-U.S. government debt securities, value $661,500,001, 0.00% to 10.00%, 8/15/11 to 12/10/49).	$630,000,000	$630,000,000
Greenwich Capital Markets Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $400,104,444 (collateralized by non-U.S. government debt securities, value $441,053,661, 0.00% to 10.27%, 2/1/08 to 8/18/38).	400,000,000	400,000,000
HSBC Securities Inc. Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $100,025,444 (collateralized by non-U.S. government debt securities, value $105,002,466, 0.01% to 6.47%, 5/16/11 to 6/15/27).	100,000,000	100,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $105,026,833 (collateralized by non-U.S. government debt securities, value $107,101,629, 0.00%, 3/7/08 to 4/2/08).	105,000,000	105,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $200,051,111 (collateralized by non-U.S. government debt securities, value $210,000,959, 1.82% to 8.33%, 12/15/18 to 2/15/51).	200,000,000	200,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $300,076,667 (collateralized by non-U.S. government debt securities, value $315,001,836, 0.03% to 7.32%, 12/15/10 to 2/15/51).	300,000,000	300,000,000
JP Morgan Securities Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $350,090,417 (collateralized by non-U.S. government debt securities, value $367,502,763, 1.63% to 10.25%, 2/1/08 to 7/15/37).	350,000,000	350,000,000
JP Morgan Securities Inc. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $300,079,167 (collateralized by U.S. government obligations, value $309,003,784, 2.21% to 10.62%, 10/16/17 to 3/25/47).	300,000,000	300,000,000

23

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Lehman Brothers Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $180,046,000 (collateralized by non-U.S. government debt securities, value $189,000,320, 0.00% to 7.93%, 11/16/09 to 9/25/47).	$180,000,000	$180,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $28,148,270 (collateralized by U.S. government obligations, value $28,705,239, 3.95% to 8.31%, 1/1/11 to 4/1/47).	28,141,000	28,141,000
Lehman Brothers Holdings Inc. Tri-Party 5.00%, dated 12/31/07, due 1/4/08, maturity value $285,158,333 (collateralized by non-U.S. government debt securities, value $299,250,851, 0.00% to 7.87%, 9/25/47 to 11/17/13).	285,000,000	285,000,000
Merrill Lynch & Co. Inc. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $309,246,727 (collateralized by non-U.S. government debt securities, value $318,445,440, 0.00% to 8.63%, 3/12/08 to 12/16/36).	309,166,000	309,166,000
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 12/31/07, due 1/18/08, maturity value $426,136,875 (collateralized by non-U.S. government debt securities, value $437,751,188, 4.50% to 8.75%, 4/15/09 to 7/15/29).(b)	425,000,000	425,000,000
Morgan Stanley Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $200,051,667 (collateralized by non-U.S. government debt securities, value $210,024,813, 4.70% to 7.30%, 12/15/14 to 6/11/49).	200,000,000	200,000,000
Morgan Stanley Tri-Party 4.70%, dated 12/31/07, due 1/5/09, maturity value $335,499,556 (collateralized by non-U.S. government debt securities, value $374,601,106, 0.00% to 10.00%, 1/1/08 to 12/31/38).(b)	320,000,000	320,000,000
Wachovia Capital Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $400,103,333 (collateralized by non-U.S. government debt securities, value $420,000,001, 0.00% to 10.00%, 11/18/08 to 2/15/51).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $8,836,414,000)		8,836,414,000

Security	Face Amount	Value

TIME DEPOSITS – 6.34%
Bank of Montreal 0.25%, 01/02/08	$200,000,000	$200,000,000
Danske Bank 4.75%, 01/02/08	300,000,000	300,000,000
Deutsche Bank AG 0.25%, 01/02/08	300,000,000	300,000,000
ING Bank 4.56%, 01/02/08	288,000,000	288,000,000
Regions Bank 4.00%, 01/02/08	350,000,000	350,000,000
U.S. Bank N.A. 0.75%, 01/02/08	205,998,000	205,998,000
Wells Fargo Bank N.A. 0.25%, 01/02/08	3,754,000	3,754,000
4.00%, 01/02/08	350,000,000	350,000,000

TOTAL TIME DEPOSITS
(Cost: $1,997,752,000)		1,997,752,000

VARIABLE & FLOATING RATE NOTES – 24.81%
AIG Matched Funding Corp. 4.93%, 06/20/08(a)	20,000,000	19,999,903
Aire Valley Mortgages PLC Series 2007-1A Class 1A1 4.94%, 04/21/08(a)	75,000,000	75,000,000
Allstate Life Global Funding II
4.90%, 10/27/08(a)	140,000,000	140,020,433
5.09%, 11/14/08(a)	65,000,000	65,020,200
5.12%, 11/15/08(a)	80,000,000	80,037,230
5.31%, 11/07/08(a)	82,000,000	82,017,973
Allstate Life Global Funding Trusts
4.90%, 09/26/08	64,500,000	64,408,933
5.24%, 09/04/08	125,000,000	124,925,513
American Express Bank
5.04%, 05/16/08	247,500,000	247,527,230
American Express Credit Corp.
4.95%, 10/17/08	5,000,000	4,986,818
5.35%, 03/05/08	30,000,000	30,006,097
ANZ National (International) Ltd. London Branch
5.26%, 09/05/08(a)	75,000,000	75,000,000
ASIF Global Financing 4.93%, 10/22/08(a)	75,000,000	74,998,413
Australia & New Zealand Banking Group Ltd.
4.92%, 10/22/08(a)	100,000,000	100,011,503
Bank of Ireland
4.86%, 09/12/08(a)	65,000,000	65,000,000
4.96%, 08/18/08(a)	70,000,000	70,000,159
4.96%, 09/19/08(a)	145,000,000	145,002,813
Bank of Scotland PLC
5.23%, 10/08/08(a)	91,700,000	91,482,645

24

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
BMW US Capital LLC
5.05%, 11/14/08(a)	$200,000,000	$200,040,664
5.25%, 09/04/08(a)	30,000,000	30,000,749
BNP Paribas
4.80%, 05/28/08	40,000,000	39,965,556
4.90%, 05/19/08(a)	185,000,000	184,998,527
Commodore CDO Ltd. 2003-2A Class A1MM
5.21%, 06/12/08(a)	28,627,589	28,627,589
Commonwealth Bank of Australia
4.92%, 09/23/08(a)	50,000,000	50,007,733
Credit Agricole SA
5.14%, 08/26/08(a)	100,000,000	99,994,757
Cullinan Finance Corp.
5.01%, 01/15/08(a)(d)	75,000,000	74,999,715
DEPFA Bank PLC
5.05%, 07/15/08	200,000,000	200,023,298
Dexia Credit SA NY
4.80%, 09/29/08	17,100,000	17,056,802
Fifth Third Bancorp
4.91%, 08/22/08(a)	200,000,000	200,019,394
Florida Heart Group PA/Florida Heart Group Holdings
5.11%, 01/01/08	8,430,000	8,430,000
Granite Master Issuer PLC Series 2005-3 Class A
4.95%, 08/20/08(a)	375,000,000	375,000,000
Guiding Light Church
5.11%, 01/01/08	10,400,000	10,400,000
Hartford Life Global Funding Trust
5.07%, 11/15/08	100,000,000	100,023,290
HBOS Treasury Services PLC
4.95%, 06/24/08(a)	150,000,000	150,033,051
ING USA Annuity & Life Insurance Co.
5.33%, 01/10/08(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.11%, 01/02/08	46,000,000	46,000,000
JP Morgan Securities Inc.
4.59%, 01/28/08(b)	300,000,000	300,000,000
JPMorgan Chase & Co.
5.22%, 09/02/08	150,000,000	150,000,309
Kommunalkredit Austria AG
5.25%, 08/08/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.11%, 01/02/08	11,000,000	11,000,000
Leafs LLC
4.95%, 01/22/08(a)	94,955,925	94,955,925
4.95%, 02/20/08(a)	48,639,783	48,639,783
Lloyds TSB Group PLC
5.11%, 10/06/08(a)	15,000,000	14,980,290
5.22%, 09/06/08(a)	54,400,000	54,316,477
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
4.88%, 04/24/08(a)	90,707,805	90,695,641
Marshall & Ilsley Bank
5.06%, 09/12/08	115,000,000	115,005,639

Security	Face Amount	Value
MetLife Insurance Co. of Connecticut 4.99%, 08/18/08(b)	$50,000,000	$50,000,000
Metropolitan Life Global Funding I
4.89%, 08/21/08(a)	75,000,000	75,000,000
5.13%, 09/12/08(a)	40,000,000	40,026,119
5.28%, 12/05/08(a)	150,000,000	150,042,375
Metropolitan Life Insurance Co.
5.29%, 07/18/08(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding
4.96%, 02/01/08(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.05%, 09/12/08	125,000,000	125,009,035
National Australia Bank Ltd.
5.23%, 10/01/08(a)	37,500,000	37,459,383
National City Bank (Ohio)
4.70%, 08/13/08	150,000,000	150,000,000
Nationwide Building Society
4.92%, 07/27/08(a)	315,000,000	315,097,142
5.30%, 10/06/08(a)	165,000,000	165,056,324
Natixis SA
4.90%, 09/08/08(a)	100,000,000	100,003,008
Newcastle CDO Ltd. Series 2005-6A Class IM1
4.92%, 04/24/08(a)	35,250,000	35,244,599
Newcastle CDO Ltd. Series 2005-6A Class IM2
4.92%, 01/24/08(a)	65,000,000	64,998,843
Nordea Bank AB
5.26%, 09/10/08(a)	225,000,000	225,024,688
Northern Rock PLC
5.29%, 08/01/08(a)	190,000,000	190,046,613
Paragon Mortgages PLC Series 15A Class A1
5.03%, 07/15/08(a)	177,551,028	177,551,028
Pricoa Global Funding I
4.87%, 08/27/08(a)	200,000,000	200,001,278
5.16%, 01/25/08(a)	20,000,000	20,000,763
5.21%, 09/12/08(a)	10,000,000	9,991,783
Royal Bank of Canada
5.22%, 09/05/08(a)	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
5.02%, 09/17/08	150,000,000	150,010,350
Societe Generale
5.23%, 08/29/08(a)	30,000,000	30,000,000
Trap Rock Industries Inc.
5.11%, 01/02/08	18,350,000	18,350,000
Trinitas Hospital
5.11%, 01/02/08	14,675,000	14,675,000
Union Hamilton Special Funding LLC
5.14%, 03/28/08(a)	150,000,000	150,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
5.03%, 07/17/08(a)	54,273,000	54,273,000

25

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
5.05%, 07/17/08(a)	$187,623,000	$187,623,000
Wells Fargo & Co.
5.11%, 10/14/08	50,000,000	50,015,236
Westpac Banking Corp.
4.89%, 08/14/08(a)	100,000,000	100,000,000
5.20%, 10/10/08	70,000,000	70,000,000
White Pine Finance LLC
4.86%, 05/19/08(a)(c)(d)	37,000,000	36,996,565
4.93%, 06/20/08(a)(c)(d)	75,000,000	74,995,701
5.20%, 06/02/08(a)(c)(d)	70,000,000	69,994,164
World Savings Bank FSB
4.98%, 06/20/08	80,000,000	80,044,611

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $7,813,191,660)		7,813,191,660

TOTAL INVESTMENTS IN SECURITIES – 99.70%
(Cost: $31,398,396,206)		31,398,396,206

Other Assets, Less Liabilities – 0.30%		94,007,572

NET ASSETS – 100.00%		$31,492,403,778

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	See Note 5.
(d)	Security issued by a Structured Investment Vehicle.

The accompanying notes are an integral part of these financial statements.

26

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

Investments December 31, 2007

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 9.52%
Banco Bilbao Vizcaya Argentaria SA
5.36%, 01/10/08	$50,000,000	$50,000,061
Bank of Scotland
4.98%, 07/07/08	135,000,000	135,000,000
Credit Suisse First Boston NY
4.93%, 10/09/08	110,000,000	110,000,000
5.40%, 07/10/08	100,000,000	100,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	60,000,000	60,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	50,000,000	50,000,000
Royal Bank of Canada
4.79%, 06/30/08	100,000,000	99,915,441
Royal Bank of Scotland NY
5.17%, 07/03/08	70,000,000	69,944,022
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08	35,000,000	35,000,000
Societe Generale NY
4.51%, 11/21/08	25,000,000	25,002,158
4.80%, 03/28/08	45,000,000	44,992,496
5.05%, 04/03/08	135,000,000	135,000,000
5.27%, 05/14/08	35,000,000	35,000,000
Westpac Banking Corp.
5.38%, 04/09/08	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,049,854,178)		1,049,854,178

COMMERCIAL PAPER – 29.62%
Amsterdam Funding Corp.
4.95%, 02/14/08(a)	100,000,000	99,395,000
Barton Capital Corp.
4.85%, 02/04/08(a)	100,000,000	99,541,945
CAFCO LLC
4.67%, 05/12/08(a)	25,000,000	24,572,375
4.86%, 02/08/08(a)	150,000,000	149,230,500
4.90%, 02/22/08(a)	50,000,000	49,646,111
5.45%, 02/19/08(a)	125,000,000	124,072,743
Cancara Asset Securitisation Ltd.
4.90%, 02/15/08(a)	150,000,000	149,081,250
5.10%, 02/21/08(a)	75,000,000	74,458,125
Charta LLC
4.95%, 02/15/08(a)	75,000,000	74,535,937
Concord Minutemen Capital Co. LLC
5.20%, 01/14/08(a)	25,000,000	24,953,055
CRC Funding LLC
4.67%, 05/12/08(a)	75,000,000	73,717,125
4.86%, 02/08/08(a)	100,000,000	99,487,000
4.90%, 02/22/08(a)	75,000,000	74,469,167
5.45%, 02/14/08(a)	75,000,000	74,500,416
Falcon Asset Securitization Co. LLC
5.45%, 02/20/08(a)	20,000,000	19,848,611
General Electric Capital Corp.
4.39%, 08/25/08	60,000,000	58,265,950

Security	Face Amount	Value
General Electric Capital Services Inc.
4.39%, 08/25/08	$60,000,000	$58,265,950
Grampian Funding LLC
4.85%, 02/07/08(a)	250,000,000	248,753,819
Jupiter Securitization Corp.
4.80%, 01/11/08(a)	50,000,000	49,933,333
Morgan Stanley
4.69%, 05/05/08	45,000,000	44,267,188
4.71%, 04/28/08	50,000,000	49,228,084
Nationwide Building Society
5.20%, 01/16/08	75,000,000	74,837,344
Ranger Funding Co. LLC
4.80%, 01/28/08(a)	100,000,000	99,640,000
4.93%, 02/15/08(a)	75,000,000	74,537,812
5.45%, 03/14/08(a)	60,575,000	59,906,176
Sedna Finance Inc.
5.51%, 02/01/08(a)(d)	3,500,000	3,483,393
Sigma Finance Inc.
5.09%, 02/12/08(a)(d)	50,000,000	49,703,375
5.10%, 01/10/08(a)(d)	90,000,000	89,885,363
Societe Generale North America Inc.
4.78%, 02/01/08	150,000,000	149,382,584
5.20%, 01/14/08	25,000,000	24,953,055
Thames Asset Global Securitization No. 1 Inc.
5.20%, 01/07/08(a)	125,000,000	124,891,667
Tulip Funding Corp.
4.85%, 02/06/08(a)	300,000,000	298,545,000
UBS Finance Delaware LLC
4.95%, 03/25/08	175,000,000	172,978,750
5.25%, 03/17/08	225,000,000	222,508,625
Yorktown Capital LLC
5.45%, 03/14/08(a)	100,000,000	98,895,875

TOTAL COMMERCIAL PAPER
(Cost: $3,264,372,703)		3,264,372,703

MEDIUM-TERM NOTES – 4.45%
Asscher Finance Corp.
5.42%, 06/25/08(a)(d)	50,000,000	50,000,000
Cullinan Finance Corp.
5.37%, 06/05/08(a)(d)	70,000,000	69,998,508
5.40%, 02/05/08(a)(d)	75,000,000	75,000,000
General Electric Capital Corp.
4.92%, 01/24/08	65,000,000	65,000,000
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	50,000,000	50,000,000
5.46%, 06/09/08(b)	100,000,000	100,000,000
Monumental Global Funding III
5.21%, 08/29/08(a)	50,000,000	50,000,000
Sedna Finance Inc.
5.34%, 03/05/08(a)(d)	30,000,000	30,000,000

TOTAL MEDIUM-TERM NOTES
(Cost: $489,998,508)		489,998,508

27

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 26.63%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $40,010,000 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 3/1/35).	$40,000,000	$40,000,000
Banc of America Securities LLC Tri-Party 4.57%, dated 12/31/07, due 1/2/08, maturity value $300,076,167 (collateralized by non-U.S. government debt securities, value $316,100,602, 3.63% to 9.80%, 3/17/08 to 2/15/28).	300,000,000	300,000,000
Bank of America N.A. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $ 210,054,833 (collateralized by non-U.S. government debt securities, value $231,000,001, 0.00% to 10.00%, 2/23/36).	210,000,000	210,000,000
Bear Stearns Companies Inc. (The) Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $200,052,222 (collateralized by U.S. government obligations, value $204,003,664, 4.00% to 8.00%, 10/1/08 to 1/1/38).	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $150,038,333 (collateralized by non-U.S. government debt securities, value $155,499,346, 5.34% to 7.70%, 10/15/09 to 5/25/27).	150,000,000	150,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $200,052,778 (collateralized by U.S. government obligations, value $206,000,000, 5.05% to 5.33%, 5/1/36 to 7/25/37).	200,000,000	200,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $200,052,778 (collateralized by U.S. government obligations, value $206,000,000, 5.28% to 5.47%, 7/15/36 to 10/25/37).	200,000,000	200,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $200,050,889 (collateralized by non-U.S. government debt securities, value $210,000,001, 5.37% to 6.50%, 7/25/37 to 7/10/38).	200,000,000	200,000,000

Security	Face Amount	Value
Goldman Sachs Group Inc. (The) Tri-Party 4.68%, dated 12/31/07, due 1/2/08, maturity value $170,044,200 (collateralized by non-U.S. government debt securities, value $178,500,001, 0.00% to 10.00%, 6/6/20 to 3/15/45).	$170,000,000	$170,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $200,051,111 (collateralized by non-U.S. government debt securities, value $210,000,500, 4.21% to 7.69%, 12/15/18 to 2/15/51).	200,000,000	200,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $45,011,500 (collateralized by non-U.S. government debt securities, value $45,904,398, 0.00% to 10.00%, 1/31/08).	45,000,000	45,000,000
JP Morgan Securities Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $150,038,750 (collateralized by non-U.S. government debt securities, value $153,003,024, 0.00% to 10.00%, 1/17/08 to 3/31/08).	150,000,000	150,000,000
JP Morgan Securities Inc. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $200,052,778 (collateralized by U.S. government obligations, value $ 206,001,856, 0.00% to 6.23%, 5/25/11 to 4/16/44).	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $170,043,444 (collateralized by non-U.S. government debt securities, value $178,500,465, 2.13% to 6.38%, 6/25/33 to 2/25/47).	170,000,000	170,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.63%, dated 12/31/07, due 1/2/08, maturity value $200,051,444 (collateralized by non-U.S. government debt securities, value $210,003,424, 0.00% to 10.00%, 10/1/09 to 8/1/39).	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.00%, dated 12/31/07, due 1/4/08, maturity value $125,069,444 (collateralized by non-U.S. government debt securities, value $131,251,274, 5.17% to 5.82%, 12/25/35 to 6/25/37).	125,000,000	125,000,000

28

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 12/31/07, due 1/18/08, maturity value $175,468,125 (collateralized by non-U.S. government debt securities, value $180,251,149, 5.20% to 6.75%, 3/1/11 to 7/3/17).(b)	$175,000,000	$175,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,935,000,000)		2,935,000,000

TIME DEPOSITS – 3.19%
Branch Banking & Trust
0.25%, 01/02/08	100,000,000	100,000,000
Danske Bank
4.75%, 01/02/08	200,000,000	200,000,000
Wells Fargo Bank N.A.
0.25%, 01/02/08	51,776,000	51,776,000

TOTAL TIME DEPOSITS
(Cost: $351,776,000)		351,776,000

VARIABLE & FLOATING RATE NOTES – 26.22%
AIG Matched Funding Corp.
4.93%, 06/20/08(a)	9,000,000	8,999,956
4.99%, 06/16/08(a)	10,000,000	9,999,914
Aire Valley Mortgages PLC Series 2007-1A Class 1A1
4.94%, 04/21/08(a)	45,000,000	45,000,000
Allstate Life Global Funding II
4.90%, 10/27/08(a)	160,000,000	160,003,016
5.09%, 11/14/08(a)	85,000,000	85,015,652
5.31%, 11/07/08(a)	58,000,000	58,004,683
Allstate Life Global Funding Trusts
5.24%, 09/04/08	45,000,000	45,000,000
Arkle Master Issuer PLC Series 2007-1A Class 1A
5.01%, 05/19/08(a)	125,000,000	125,000,000
ASIF Global Financing
3.90%, 10/22/08(a)	15,670,000	15,529,432
4.93%, 10/22/08(a)	75,000,000	74,998,413
Bank of Ireland
4.86%, 09/12/08(a)	35,000,000	35,000,000
BNP Paribas
4.80%, 05/28/08	20,000,000	19,982,778
Citigroup Global Markets Holdings Inc.
5.25%, 01/25/08	350,000,000	350,000,000
DEPFA Bank PLC
5.05%, 07/15/08	50,000,000	50,000,000
Deutsche Bank AG
5.20%, 09/30/08	100,000,000	99,995,333

Security	Face Amount	Value
Granite Master Issuer PLC Series 2005-3 Class A
4.95%, 08/20/08(a)	$125,000,000	$125,000,000
Hartford Life Global Funding Trust
5.07%, 11/15/08	100,000,000	100,000,000
ING USA Annuity & Life Insurance Co.
5.33%, 01/10/08(b)	45,000,000	45,000,000
Leafs LLC
4.95%, 01/22/08(a)	50,963,578	50,963,578
Metropolitan Life Global Funding I
5.13%, 09/12/08(a)	40,000,000	40,026,119
5.28%, 12/05/08(a)	139,680,000	139,684,390
Metropolitan Life Insurance Co.
5.16%, 07/25/08(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding
5.31%, 08/01/08(b)	15,000,000	15,000,000
Morgan Stanley
5.35%, 12/03/08	100,000,000	100,000,000
National Australia Bank Ltd.
5.23%, 10/01/08(a)	12,500,000	12,486,461
Nationwide Building Society
4.92%, 07/27/08(a)	50,000,000	50,000,000
5.30%, 10/06/08(a)	135,000,000	135,011,393
Newcastle CDO Ltd. Series 2005-6A Class IM1
4.92%, 04/24/08(a)	45,000,000	44,993,104
Newcastle CDO Ltd. Series 2005-6A Class IM2
4.92%, 01/24/08(a)	35,000,000	34,999,558
Paragon Mortgages PLC Series 15A Class A1
5.03%, 07/15/08(a)	59,183,676	59,183,676
Rabobank Nederland NV NY
4.85%, 11/14/08(a)	140,000,000	140,000,000
Royal Bank of Canada
5.22%, 09/05/08(a)	100,000,000	100,000,000
Royal Bank of Scotland PLC
5.23%, 07/21/08(a)	20,000,000	20,005,417
Societe Generale
5.23%, 08/29/08(a)	5,000,000	4,994,674
UBS AG/Stamford Branch
5.00%, 08/15/08	100,000,000	100,000,000
Union Hamilton Special Funding LLC
5.14%, 03/28/08(a)	100,000,000	100,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
5.03%, 07/17/08(a)	23,000,000	23,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
5.05%, 07/17/08(a)	80,000,000	80,000,000
Wachovia Bank N.A. 5.20%, 10/03/08	31,200,000	31,179,726

29

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
White Pine Finance LLC
4.93%, 06/20/08(a)(c)(d)	$35,000,000	$34,997,994
Wind Master Trust Series 2007-K1 Class A1
4.87%, 03/25/08(a)(b)	27,452,000	27,452,000
World Savings Bank FSB
4.98%, 06/20/08	44,000,000	44,024,536

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,890,531,803)		2,890,531,803

TOTAL INVESTMENTS IN SECURITIES – 99.63%
(Cost: $10,981,533,192)		10,981,533,192

Other Assets, Less Liabilities – 0.37%		40,747,810

NET ASSETS – 100.00%		$11,022,281,002

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	See Note 5.
(d)	Security issued by a Structured Investment Vehicle.

The accompanying notes are an integral part of these financial statements.

30

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.01%
Banc of America Securities LLC Tri-Party 0.95%, dated 12/31/07, due 1/2/08, maturity value $42,502,243 (collateralized by U.S. government obligations, value $43,350,493, 4.88%, 8/31/08 to 10/31/08).	$42,500,000	$42,500,000
Credit Suisse First Boston Tri-Party 1.40%, dated 12/31/07, due 1/2/08, maturity value $42,503,306 (collateralized by U.S. government obligations, value $43,350,869, 3.88% to 11.75%, 3/15/10 to 5/15/30).	42,500,000	42,500,000
Goldman Sachs Group Inc. (The) Tri-Party 1.10%, dated 12/31/07, due 1/2/08, maturity value $40,943,502 (collateralized by U.S. government obligations, value $41,760,225, 4.00%, 9/30/09).	40,941,000	40,941,000
Lehman Brothers Holdings Inc. Tri-Party 1.25%, dated 12/31/07, due 1/2/08, maturity value $42,502,951 (collateralized by U.S. government obligations, value $43,353,751, 3.13% to 9.50%, 1/31/08 to 2/15/37).	42,500,000	42,500,000
Merrill Lynch & Co. Inc. Tri-Party 1.00%, dated 12/31/07, due 1/2/08, maturity value $35,001,944 (collateralized by U.S. government obligations, value $35,704,158, 4.50%, 11/15/12).	35,000,000	35,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $203,441,000)		203,441,000

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $203,441,000)		203,441,000

Other Assets, Less Liabilities – (0.01)%		(18,579)

NET ASSETS – 100.00%		$203,422,421

The accompanying notes are an integral part of these financial statements.

31

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2007

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$107,859,000	100.02%
Other Net Assets	(23,725)	(0.02)

TOTAL	$107,835,275	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$9,066,317,371	28.79%
Repurchase Agreements	8,836,414,000	28.06
Variable & Floating Rate Notes	7,813,191,660	24.81
Certificates of Deposit	2,404,730,270	7.64
Time Deposits	1,997,752,000	6.34
Medium-Term Notes	1,279,990,905	4.06
Other Net Assets	94,007,572	0.30

TOTAL	$31,492,403,778	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$3,264,372,703	29.62%
Repurchase Agreements	2,935,000,000	26.63
Variable & Floating Rate Notes	2,890,531,803	26.22
Certificates of Deposit	1,049,854,178	9.52
Medium-Term Notes	489,998,508	4.45
Time Deposits	351,776,000	3.19
Other Net Assets	40,747,810	0.37

TOTAL	$11,022,281,002	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$203,441,000	100.01%
Other Net Assets	(18,579)	(0.01)

TOTAL	$203,422,421	100.00%

These tables are not part of the financial statements.

32

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$22,561,982,206	$8,046,533,192	$—
Repurchase agreements, at value and cost (Note 1)	107,859,000	8,836,414,000	2,935,000,000	203,441,000

Total investments	107,859,000	31,398,396,206	10,981,533,192	203,441,000
Cash	869	667	132	221
Receivables:
Interest	13,685	95,743,213	41,207,080	6,472

Total Assets	107,873,554	31,494,140,086	11,022,740,404	203,447,693

LIABILITIES
Payables:
Investment advisory fees (Note 2)	14,075	1,670,373	410,315	1,100
Accrued expenses:
Professional fees (Note 2)	24,204	65,935	49,087	24,172

Total Liabilities	38,279	1,736,308	459,402	25,272

NET ASSETS	$107,835,275	$31,492,403,778	$11,022,281,002	$203,422,421

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2007

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$7,565,042	$1,097,441,501	$566,335,676	$7,982,383

Total investment income	7,565,042	1,097,441,501	566,335,676	7,982,383

EXPENSES (Note 2)
Investment advisory fees	151,364	20,689,958	10,697,524	165,800
Professional fees	24,331	81,695	58,856	24,395
Independent trustees’ fees	930	86,979	62,673	1,075

Total expenses	176,625	20,858,632	10,819,053	191,270
Less expense reductions (Note 2)	(70,670)	(6,375,529)	(3,595,944)	(178,749)

Net expenses	105,955	14,483,103	7,223,109	12,521

Net investment income	7,459,087	1,082,958,398	559,112,567	7,969,862

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	—	(523,525)	(775,406)	—
Payment from affiliate (Note 2)	—	566,073	787,362	—

Net realized gain	—	42,548	11,956	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,459,087	$1,083,000,946	$559,124,523	$7,969,862

The accompanying notes are an integral part of these financial statements.

33

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,459,087	$8,595,707	$1,082,958,398	$326,145,594
Net realized gain	—	—	42,548	1,615

Net increase in net assets resulting from operations	7,459,087	8,595,707	1,083,000,946	326,147,209

Interestholder transactions:
Contributions	1,739,584,764	797,609,141	66,603,193,729	38,273,990,665
Withdrawals	(1,806,493,585)	(1,033,386,805)	(43,118,755,786)	(37,977,755,985)

Net increase (decrease) in net assets resulting from interestholder transactions	(66,908,821)	(235,777,664)	23,484,437,943	296,234,680

Increase (decrease) in net assets	(59,449,734)	(227,181,957)	24,567,438,889	622,381,889

NET ASSETS:
Beginning of year	167,285,009	394,466,966	6,924,964,889	6,302,583,000

End of year	$107,835,275	$167,285,009	$31,492,403,778	$6,924,964,889

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$559,112,567	$505,426,117	$7,969,862	$4,303,455
Net realized gain	11,956	65,629	—	—

Net increase in net assets resulting from operations	559,124,523	505,491,746	7,969,862	4,303,455

Interestholder transactions:
Contributions	99,288,703,149	64,798,575,033	1,637,092,248	778,069,880
Withdrawals	(97,098,629,295)	(68,524,371,054)	(1,627,123,957)	(700,382,564)

Net increase (decrease) in net assets resulting from interestholder transactions	2,190,073,854	(3,725,796,021)	9,968,291	77,687,316

Increase (decrease) in net assets	2,749,198,377	(3,220,304,275)	17,938,153	81,990,771

NET ASSETS:
Beginning of year	8,273,082,625	11,493,386,900	185,484,268	103,493,497

End of year	$11,022,281,002	$8,273,082,625	$203,422,421	$185,484,268

The accompanying notes are an integral part of these financial statements.

34

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolios’ net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the $1.00 per share based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolios’ amortized cost price will result in material dilution or other unfair results to investors or existing interestholders, it will take such action as it deems appropriate.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

35

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2007, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

The Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolios’ financial statements.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGFA waived and/or credited investment advisory fees of $70,670, $6,375,529, $3,595,944 and $178,749 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is

36

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

On August 16, 2007, an affiliate of BGFA purchased a security from the Money Market Master Portfolio for cash at $249,963,125, a price in excess of the security’s then current fair value. On August 30, 2007, an affiliate of BGFA purchased a security from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $124,304,862 and $94,247,448, respectively, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statements of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Master Portfolios’ financial statements.

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003
Government Money Market
Ratio of expenses to average net assets(a)	0.07%	0.08%	0.03%	0.00	%(b)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%	0.11%	0.10%	0.10	%(b)	n/a
Ratio of net investment income to average net assets(a)	4.93%	4.90%	3.16%	1.93	%(b)	n/a
Total return	5.20%	5.08%	3.28%	0.64	%(b)(c)	n/a
Money Market
Ratio of expenses to average net assets	0.07%	0.08%	0.05%	0.05%		0.10%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.10%	0.10%	0.10%		n/a
Ratio of net investment income to average net assets	5.23%	4.99%	3.27%	1.40%		1.15%
Total return	5.40%	5.13%	3.28%	1.39%		1.16%
Prime Money Market
Ratio of expenses to average net assets(a)	0.07%	0.08%	0.08%	0.03%		0.03	%(d)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%	0.10%	0.10%	0.10%		0.10	%(d)
Ratio of net investment income to average net assets(a)	5.23%	4.95%	3.22%	1.52%		1.12	%(d)
Total return	5.37%	5.11%	3.26%	1.40%		0.80	%(c)(d)
Treasury Money Market
Ratio of expenses to average net assets(a)	0.01%	0.00%	0.00%	0.00	%(b)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%	0.13%	0.10%	0.10	%(b)	n/a
Ratio of net investment income to average net assets(a)	4.81%	5.03%	3.99%	1.82	%(b)	n/a
Total return	4.98%	5.04%	3.20%	0.61	%(b)(c)	n/a

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

37

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

5.	SUBSEQUENT EVENTS

On February 19, 2008, an affiliate of BGFA purchased securities from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $34,998,569 and $181,990,742, respectively, prices in excess of the securities’ then current fair value.

38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

39

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

40

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMPR1207

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2007 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2007

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

SELECT SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/07)	Ending Account Value (12/31/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/07 to 12/31/07)
Government Money Market
Select Shares
Actual	$1,000.00	$1,024.20	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Institutional Money Market
Select Shares
Actual	1,000.00	1,025.90	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Prime Money Market
Select Shares
Actual	1,000.00	1,025.80	0.19	0.97
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.19	0.97
Treasury Money Market
Select Shares
Actual	1,000.00	1,022.40	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Select Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$107,835,275	$7,597,982,144	$10,468,427,363	$203,422,421

Total Assets	107,835,275	7,597,982,144	10,468,427,363	203,422,421

LIABILITIES
Payables:
Distribution to shareholders	626,447	16,602,029	40,224,096	592,552
Administration fees (Note 2)	18,034	235,071	496,117	9,484
Distribution fees – Aon Captives Shares (Note 2)	—	21,977	—	—
Accrued expenses:
Professional fees (Note 2)	16,899	30,715	38,086	16,866

Total Liabilities	661,380	16,889,792	40,758,299	618,902

NET ASSETS	$107,173,895	$7,581,092,352	$10,427,669,064	$202,803,519

Net assets consist of:
Paid-in capital	$107,173,895	$7,581,083,840	$10,427,658,320	$202,803,519
Undistributed net investment income	—	399	146	—
Undistributed net realized gain	—	8,113	10,598	—

NET ASSETS	$107,173,895	$7,581,092,352	$10,427,669,064	$202,803,519

Aon Captives Shares
Net Assets	$—	$90,192,110	$—	$—

Shares outstanding(a)	—	90,191,754	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$3,030,729	$6,653,737,089	$8,363,789,869	$131,190,274

Shares outstanding(a)	3,030,729	6,653,737,249	8,363,779,980	131,190,274

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$89,823,728	$746,581,584	$1,795,477,433	$61,513,245

Shares outstanding(a)	89,823,728	746,576,411	1,795,476,056	61,513,245

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$14,269,438	$4,807,218	$268,351,762	$10,050,000

Shares outstanding(a)	14,269,438	4,807,214	268,352,284	10,050,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$50,000	$85,774,351	$50,000	$50,000

Shares outstanding(a)	50,000	85,775,001	50,000	50,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2007

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$7,565,042	$347,784,387	$514,014,925	$7,982,383
Expenses(a)	(105,955)	(4,556,513)	(6,547,920)	(12,521)

Net investment income allocated from corresponding Master Portfolio	7,459,087	343,227,874	507,467,005	7,969,862

FUND EXPENSES (Note 2)
Administration fees	151,451	4,545,573	5,947,948	115,821
Distribution fees – Aon Captives Shares	—	79,102	—	—
Professional fees	17,167	39,118	47,476	17,227
Independent trustees’ fees	932	43,801	56,214	1,076

Total fund expenses	169,550	4,707,594	6,051,638	134,124
Less expense reductions (Note 2)	(23,222)	(1,058,722)	(203,192)	(55,497)

Net fund expenses	146,328	3,648,872	5,848,446	78,627

Net investment income	7,312,759	339,579,002	501,618,559	7,891,235

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	—	8,933	10,598	—

Net realized gain	—	8,933	10,598	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,312,759	$339,587,935	$501,629,157	$7,891,235

(a)	Net of investment advisory fee reductions in the amounts of $70,670, $2,007,654, $3,276,101 and $178,749, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,312,759	$8,450,809	$339,579,002	$272,811,415
Net realized gain	—	—	8,933	1,322

Net increase in net assets resulting from operations	7,312,759	8,450,809	339,587,935	272,812,737

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(4,052,238)	(3,715,877)
Institutional Shares	(1,172,179)	(2,592,685)	(245,584,218)	(186,931,038)
Premium Shares	(4,856,791)	(3,831,192)	(82,147,008)	(78,290,437)
Select Shares	(1,279,756)	(2,022,076)	(326,865)	(291,403)
Trust Shares	(4,033)	(4,856)	(7,499,594)	(3,586,798)

Total distributions to shareholders	(7,312,759)	(8,450,809)	(339,609,923)	(272,815,553)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	21,109,582	(8,815,803)
Institutional Shares	2,635,467	(168,804,945)	2,455,028,191	712,850,474
Premium Shares	(33,708,376)	(59,710,662)	(574,454,848)	(482,128,328)
Select Shares	(28,413,242)	1,970,382	3,578,273	(23,711,270)
Trust Shares	(57,892)	4,739	(111,705,201)	197,376,819

Net increase (decrease) in net assets resulting from capital share transactions	(59,544,043)	(226,540,486)	1,793,555,997	395,571,892

Increase (decrease) in net assets	(59,544,043)	(226,540,486)	1,793,534,009	395,569,076

NET ASSETS:
Beginning of year	166,717,938	393,258,424	5,787,558,343	5,391,989,267

End of year	$107,173,895	$166,717,938	$7,581,092,352	$5,787,558,343

Undistributed net investment income included in net assets at end of year	$—	$—	$399	$31,320

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$501,618,559	$429,601,632	$7,891,235	$4,296,626
Net realized gain	10,598	57,306	—	—

Net increase in net assets resulting from operations	501,629,157	429,658,938	7,891,235	4,296,626

Distributions to shareholders:
From net investment income:
Institutional Shares	(395,738,229)	(296,267,556)	(6,006,336)	(3,943,200)
Premium Shares	(98,980,240)	(131,802,661)	(513,487)	(33,439)
Select Shares	(6,958,678)	(1,540,469)	(1,367,486)	(315,134)
Trust Shares	(4,135)	(4,899)	(3,926)	(4,853)

Total distributions to shareholders	(501,681,282)	(429,615,585)	(7,891,235)	(4,296,626)

Capital share transactions (Note 3):
Institutional Shares	2,447,990,425	(606,011,616)	4,672,699	26,175,036
Premium Shares	243,844,111	(1,682,103,111)	59,401,698	(434,856)
Select Shares	246,709,511	(59,716,384)	(45,868,956)	55,815,617
Trust Shares	(58,148)	4,782	(57,775)	4,733

Net increase (decrease) in net assets resulting from capital share transactions	2,938,485,899	(2,347,826,329)	18,147,666	81,560,530

Increase (decrease) in net assets	2,938,433,774	(2,347,782,976)	18,147,666	81,560,530

NET ASSETS:
Beginning of year	7,489,235,290	9,837,018,266	184,655,853	103,095,323

End of year	$10,427,669,064	$7,489,235,290	$202,803,519	$184,655,853

Undistributed net investment income included in net assets at end of year	$146	$5,563	$—	$—

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund – Select Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01

Total from investment operations	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	5.06%	4.94%	3.18%	0.60	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,269	$42,683	$40,712	$100
Ratio of expenses to average net assets(c)	0.20%	0.21%	0.13%	0.10%
Ratio of expenses to average net assets prior to expense reductions(c)	0.28%	0.26%	0.22%	0.22%
Ratio of net investment income to average net assets(c)	5.03%	4.84%	3.90%	1.81%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund – Select Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jan. 26, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01
Net realized gain	0.00 (b)	—	0.00 (b)	—

Total from investment operations	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	5.26%	5.00%	3.19%	1.22	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,807	$1,229	$24,940	$6,712
Ratio of expenses to average net assets(d)	0.20%	0.19%	0.15%	0.10%
Ratio of expenses to average net assets prior to expense reductions(d)	0.25%	0.23%	0.22%	0.22%
Ratio of net investment income to average net assets(d)	5.11%	4.55%	3.50%	1.93%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund – Select Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jan. 26, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01
Net realized gain	0.00 (b)	0.00 (b)	0.00 (b)	—

Total from investment operations	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	5.24%	4.97%	3.16%	1.23	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$268,352	$21,642	$81,359	$170,336
Ratio of expenses to average net assets(d)	0.20%	0.21%	0.18%	0.10%
Ratio of expenses to average net assets prior to expense reductions(d)	0.25%	0.24%	0.22%	0.22%
Ratio of net investment income to average net assets(d)	5.06%	4.67%	3.05%	2.11%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund – Select Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01

Total from investment operations	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	4.86%	4.94%	3.10%	0.58	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,050	$55,919	$103	$100
Ratio of expenses to average net assets(c)	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expense reductions(c)	0.27%	0.30%	0.22%	0.22%
Ratio of net investment income to average net assets(c)	5.06%	5.15%	3.06%	1.70%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2007, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Select Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Institutional Shares, Premium Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Institutional Shares, Premium Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 24.13%, 94.98% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2007). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

As of December 31, 2007, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Distributable Earnings
Institutional Money Market	$8,512	$—	$8,512
Prime Money Market	10,041	703	10,744

The tax character of distributions paid for the years ended December 31, 2007 and December 31, 2006 were as follows:

Fund	2007	2006
Government Money Market

Distributions paid from:
Ordinary income	$7,312,759	$8,450,809

Total Distributions	$7,312,759	$8,450,809

Institutional Money Market

Distributions paid from:
Ordinary income	$339,609,923	$272,815,553

Total Distributions	$339,609,923	$272,815,553

Prime Money Market

Distributions paid from:
Ordinary income	$501,681,282	$429,615,585

Total Distributions	$501,681,282	$429,615,585

Treasury Money Market

Distributions paid from:
Ordinary income	$7,891,235	$4,296,626

Total Distributions	$7,891,235	$4,296,626

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2007.

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. This fee is an expense of the Aon Captives Shares only; SEI does not receive a fee from the Institutional Shares, Premium Shares, Select Shares or Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.15% of the average daily net assets of each Fund’s Select Shares. BGI has contractually agreed to waive a portion of its administration fees through April 30, 2008. After giving effect to such contractual waiver, the administration fees will be 0.13%. From time to time, BGI may waive an additional portion of its administration fees. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGI waived and/or credited administration fees of $8,170, $1,369, $31,187 and $15,745 for the Select Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Select Shares of the Funds were as follows:

	Year Ended December 31, 2007		Year Ended December 31, 2006
Fund	Shares	Amount	Shares	Amount
Government Money Market
Shares sold	800,050	$800,050	918,684	$918,684
Shares issued in reinvestment of dividends and distributions	1,418,098	1,418,098	1,971,361	1,971,361
Shares redeemed	(30,631,390)	(30,631,390)	(919,663)	(919,663)

Net increase (decrease)	(28,413,242)	$(28,413,242)	1,970,382	$1,970,382

Institutional Money Market
Shares sold	19,717,390	$19,717,390	19,989,636	$19,989,636
Shares issued in reinvestment of dividends and distributions	294,057	294,057	328,230	328,230
Shares redeemed	(16,433,174)	(16,433,174)	(44,029,136)	(44,029,136)

Net increase (decrease)	3,578,273	$3,578,273	(23,711,270)	$(23,711,270)

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	Year Ended December 31, 2007		Year Ended December 31, 2006
Fund	Shares	Amount	Shares	Amount
Prime Money Market
Shares sold	3,032,880,142	$3,032,880,142	49,767,285	$49,767,285
Shares issued in reinvestment of dividends and distributions	5,129,323	5,129,323	1,645,286	1,645,286
Shares redeemed	(2,791,299,954)	(2,791,299,954)	(111,128,955)	(111,128,955)

Net increase (decrease)	246,709,511	$246,709,511	(59,716,384)	$(59,716,384)

Treasury Money Market
Shares sold	185,683,419	$185,683,419	144,900,000	$144,900,000
Shares issued in reinvestment of dividends and distributions	1,641,256	1,641,256	15,617	15,617
Shares redeemed	(233,193,631)	(233,193,631)	(89,100,000)	(89,100,000)

Net increase (decrease)	(45,868,956)	$(45,868,956)	55,815,617	$55,815,617

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Select Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

14

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2007:

Fund	Interest- Related Dividends
Government Money Market	$7,312,759
Institutional Money Market	279,076,499
Prime Money Market	429,046,862
Treasury Money Market	7,891,235

15

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER MEETING RESULTS (Unaudited)

The Special Meeting of Shareholders of Barclays Global Investors Funds (the “Trust”) was held on November 16, 2007. At the Special Meeting, the following matters were voted upon and approved by the shareholders. The results of the voting are presented below. Each vote represents one dollar of the value of shares outstanding on the record date for the Meeting.

Proposal 1*

	Votes For	Votes Withheld
To elect the eight nominees specified below as Trustees of the Trust.
Mary G.F. Bitterman	12,203,177,181	54,857,534
A. John Gambs	12,203,446,326	54,588,389
Lee T. Kranefuss	12,203,552,030	54,482,685
Hayne E. Leland	12,203,587,382	54,447,333
Jeffrey M. Lyons	12,204,148,710	53,886,005
Wendy Paskin-Jordan	12,197,903,596	60,131,119
Leo Soong	12,202,502,041	55,532,674
H. Michael Williams	12,202,709,434	55,325,281

Ms. Bitterman, Ms. Paskin-Jordan and Messrs. Gambs, Kranefuss and Soong previously served as Trustees of the Trust and were reelected. Messrs. Leland, Lyons and Williams were newly elected.

Proposal 2

This proposal is not applicable to the Funds in this shareholder report.

Proposal 3

This proposal is not applicable to the Funds in this shareholder report.

Proposal 4

This proposal is not applicable to the Funds in this shareholder report.

* Denotes Trust-wide proposal and voting results.

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), Barclays Foundry Investment Trust (“BFIT”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 175 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 1961	Trustee (since 2001) and Chairperson of the Board (since 2007).	Chief Executive Officer (since 2003) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 1960	Trustee and President (since 2007).	Head (since 2006) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of BFIT and MIP; Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolios and BGI, the parent company of BGFA and the administrator of the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

17

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 1944	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

A. John Gambs, 1945	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 1941	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 1955	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (since 2001) of Maier Siebel Baber.

Leo Soong, 1946	Trustee (since 2000) and Lead Independent Trustee (since 2006).	President (since 2002) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies); Managing Director (since 1989) of CG Roxane LLC (water company).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

18

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Director (since 2007) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Eilleen M. Clavere, 1952	Secretary (since 2007).	Head (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Stephen Monroe, 1960	Executive Vice President (since 2007).	Global Head (since 2006) of Cash Management of BGI; Managing Director (1997-2006) of National Sales Manager, JP Morgan Securities, Inc.	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 1970	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI; U.S. Liquidity Manager (2000-2002) of BGI.	None.

Alan Mason, 1960	Vice President (since 2007).	Head (since 2006) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

19

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.02%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $21,005,250 (collateralized by U.S. government obligations, value $21,420,000, 4.50% to 5.63%, 9/20/34 to 7/20/37).	$21,000,000	$21,000,000
Bank of America N.A. Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $20,005,000 (collateralized by U.S. government obligations, value $20,400,000, 5.00%, 6/1/35).	20,000,000	20,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $21,005,250 (collateralized by U.S. government obligations, value $21,423,111, 3.76% to 8.15%, 3/1/24 to 10/1/43).	21,000,000	21,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $20,005,278 (collateralized by U.S. government obligations, value $20,400,000, 4.18% to 7.89%, 1/1/11 to 11/1/36).	20,000,000	20,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $15,863,097 (collateralized by U.S. government obligations, value $16,181,176, 3.96% to 8.36%, 1/1/19 to 8/1/42).	15,859,000	15,859,000
Merrill Lynch & Co. Inc. Tri-Party 4.49%, dated 12/31/07, due 1/2/08, maturity value $10,002,494 (collateralized by U.S. government obligations, value $10,303,021, 0.00% to 6.00%, 12/18/31 to 5/15/37).	10,000,000	10,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $107,859,000)		107,859,000

TOTAL INVESTMENTS IN SECURITIES – 100.02%
(Cost: $ 107,859,000)		107,859,000

Other Assets, Less Liabilities – (0.02)%		(23,725)

NET ASSETS – 100.00%		$107,835,275

The accompanying notes are an integral part of these financial statements.

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 7.64%
Banco Bilbao Vizcaya Argentaria SA
5.36%, 01/10/08	$150,000,000	$150,000,183
Credit Suisse First Boston NY
4.93%, 10/09/08	275,000,000	275,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	150,000,000	150,000,000
Royal Bank of Canada
4.79%, 06/30/08	275,000,000	274,767,464
Royal Bank of Scotland NY
5.17%, 07/03/08	70,000,000	69,944,021
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08	65,000,000	65,000,000
Societe Generale NY
4.51%, 11/21/08	75,000,000	75,006,475
4.80%, 03/28/08	40,000,000	39,993,330
5.27%, 05/14/08	65,000,000	65,000,000
Toronto-Dominion Bank (The)
5.10%, 03/31/08	500,000,000	500,012,179
UBS AG/Stamford Branch
5.09%, 03/27/08	400,000,000	400,000,000
UniCredito Italiano NY
4.81%, 05/02/08	200,000,000	200,006,618

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $2,404,730,270)		2,404,730,270

COMMERCIAL PAPER – 28.79%
Amstel Funding Corp.
5.75%, 01/23/08(a)	300,000,000	298,945,834
Amsterdam Funding Corp.
4.25%, 01/02/08(a)	222,515,000	222,488,731
4.95%, 02/14/08(a)	150,000,000	149,092,500
Atlantic Asset Securitization Corp.
4.92%, 02/12/08(a)	102,717,000	102,127,404
4.92%, 02/13/08(a)	61,048,000	60,689,241
5.20%, 03/20/08(a)	200,000,000	197,717,778
5.90%, 01/15/08(a)	100,000,000	99,770,555
5.90%, 01/17/08(a)	250,000,000	249,344,444
Bank of Ireland
4.65%, 04/25/08	35,000,000	34,480,104
Barton Capital Corp.
4.85%, 02/04/08(a)	100,000,000	99,541,945
4.95%, 02/01/08(a)	150,000,000	149,360,625
CAFCO LLC
4.67%, 05/12/08(a)	175,000,000	172,006,625
4.86%, 02/08/08(a)	100,000,000	99,487,000
4.90%, 02/22/08(a)	200,000,000	198,584,445
5.45%, 02/19/08(a)	150,000,000	148,887,291

Security	Face Amount	Value
Cancara Asset Securitisation Ltd.
4.78%, 02/19/08(a)	$100,000,000	$99,349,389
4.90%, 02/15/08(a)	100,000,000	99,387,500
5.03%, 01/28/08(a)	100,000,000	99,622,750
5.10%, 02/21/08(a)	150,000,000	148,916,249
5.15%, 03/13/08(a)	114,000,000	112,825,800
5.16%, 01/15/08(a)	300,000,000	299,398,000
Chariot Funding LLC
4.25%, 01/02/08(a)	51,013,000	51,006,978
5.10%, 03/17/08(a)	212,771,000	210,480,165
5.75%, 01/16/08(a)	256,304,000	255,689,938
Charta LLC
4.95%, 02/15/08(a)	175,000,000	173,917,187
5.45%, 02/14/08(a)	200,000,000	198,667,777
5.82%, 01/25/08(a)	140,000,000	139,456,800
Concord Minutemen Capital Co. LLC
5.20%, 01/14/08(a)	77,773,000	77,626,960
CRC Funding LLC
4.67%, 05/12/08(a)	125,000,000	122,861,875
4.86%, 02/08/08(a)	150,000,000	149,230,500
4.90%, 02/22/08(a)	175,000,000	173,761,389
5.45%, 02/14/08(a)	150,000,000	149,000,833
Edison Asset Securitization LLC
4.66%, 06/17/08(a)	200,000,000	195,650,667
Falcon Asset Securitization Co. LLC
4.25%, 01/02/08(a)	40,000,000	39,995,278
5.45%, 02/20/08(a)	57,000,000	56,568,542
General Electric Capital Corp.
4.39%, 08/25/08	140,000,000	135,953,883
General Electric Capital Services Inc.
4.39%, 08/25/08	140,000,000	135,953,883
Grampian Funding LLC
4.85%, 02/07/08(a)	150,000,000	149,252,292
5.03%, 01/28/08(a)	150,000,000	149,434,125
Jupiter Securitization Corp.
4.80%, 01/11/08(a)	50,000,000	49,933,333
Lexington Parker Capital Co. LLC
5.12%, 02/22/08(a)	156,121,000	154,966,399
Morgan Stanley
4.69%, 05/05/08	85,000,000	83,615,799
4.71%, 04/28/08	120,000,000	118,147,400
Nationwide Building Society
5.20%, 01/16/08	125,000,000	124,728,906
Nordea North America Inc.
4.74%, 06/23/08	250,000,000	244,272,500
Park Avenue Receivables Corp.
5.75%, 01/15/08(a)	250,000,000	249,440,973
Ranger Funding Co. LLC
4.80%, 01/28/08(a)	100,000,000	99,640,000
4.93%, 02/15/08(a)	162,513,000	161,511,513
5.45%, 03/14/08(a)	175,000,000	173,067,781
Sedna Finance Inc.
5.51%, 02/01/08(a)(d)	18,500,000	18,412,222
Sigma Finance Inc.
5.09%, 02/12/08(a)(d)	100,000,000	99,406,750
5.10%, 01/10/08(a)(d)	150,000,000	149,808,938

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Societe Generale North America Inc.
4.78%, 02/01/08	$150,000,000	$149,382,584
5.20%, 01/14/08	25,000,000	24,953,055
Tango Finance Corp.
5.21%, 01/15/08(a)(d)	54,000,000	53,890,695
Thames Asset Global Securitization No. 1 Inc.
5.75%, 01/17/08(a)	316,748,000	315,938,533
Tulip Funding Corp.
4.85%, 02/06/08(a)	200,000,000	199,030,000
4.92%, 02/12/08(a)	200,000,000	198,852,000
UBS Finance Delaware LLC
4.95%, 03/25/08	25,000,000	24,711,250
5.25%, 03/17/08	275,000,000	271,954,986
Westpac Securities NZ Ltd.
5.20%, 01/09/08(a)	100,000,000	99,884,333
Windmill Funding Corp.
4.25%, 01/02/08(a)	47,000,000	46,994,451
Yorktown Capital LLC
5.45%, 03/14/08(a)	250,000,000	247,239,688

TOTAL COMMERCIAL PAPER
(Cost: $9,066,317,371)		9,066,317,371

MEDIUM-TERM NOTES – 4.06%
Asscher Finance Corp.
5.42%, 06/25/08(a)(d)	100,000,000	100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08(a)(d)	100,000,000	99,998,004
5.40%, 02/05/08(a)(d)	25,000,000	25,000,000
Dorada Finance Inc.
5.32%, 05/29/08(a)(d)	115,000,000	114,997,652
General Electric Capital Corp.
4.92%, 01/24/08	60,000,000	60,002,463
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	100,000,000	100,000,000
5.46%, 06/09/08(b)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08(a)(d)	130,000,000	130,000,000
Monumental Global Funding III
5.21%, 08/29/08(a)	150,000,000	150,000,000
Sedna Finance Inc.
5.33%, 02/29/08(a)(d)	100,000,000	100,000,000
Zela Finance Inc.
5.41%, 06/25/08(a)(d)	150,000,000	149,992,786

TOTAL MEDIUM-TERM NOTES
(Cost: $1,279,990,905)		1,279,990,905

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 28.06%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $23,005,750 (collateralized by U.S. government obligations, value $23,460,000, 5.00%, 7/1/35).	$23,000,000	$23,000,000
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $300,075,000 (collateralized by U.S. government obligations, value $306,000,000, 5.00% to 6.00%, 3/1/34 to 5/1/35).	300,000,000	300,000,000
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $40,010,000 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 8/1/33).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 4.57%, dated 12/31/07, due 1/2/08, maturity value $194,049,254 (collateralized by non-U.S. government debt securities, value $199,820,001, 4.50% to 8.00%, 1/15/09 to 11/15/27).	194,000,000	194,000,000
Bank of America N.A. Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $ 468,117,000 (collateralized by U.S. government obligations, value $477,360,000, 5.00%, 6/1/35).	468,000,000	468,000,000
Bank of America N.A. Tri-Party 4.67%, dated 12/31/07, due 1/2/08, maturity value $ 465,120,642 (collateralized by non-U.S. government debt securities, value $511,500,001, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000
Bank of America N.A. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $ 485,126,639 (collateralized by non-U.S. government debt securities, value $533,500,001, 0.00% to 10.00%, 2/23/36).	485,000,000	485,000,000
Bear Stearns Companies Inc. (The) Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $400,104,444 (collateralized by U.S. government obligations, value $408,003,441, 4.50% to 8.25%, 7/1/08 to 1/1/38).	400,000,000	400,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Citigroup Global Financial Products Inc. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $20,005,222 (collateralized by non-U.S. government debt securities, value $22,565,871, 0.00% to 10.00%, 2/9/17 to 12/4/37).	$20,000,000	$20,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 4.62%, dated 12/31/07, due 1/2/08, maturity value $550,141,167 (collateralized by non-U.S. government debt securities, value $577,500,000, 4.64% to 7.63%, 10/1/10 to 12/10/49).	550,000,000	550,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $200,050,000 (collateralized by U.S. government obligations, value $204,004,656, 3.38% to 7.00%, 4/15/08 to 7/15/32).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $23,005,750 (collateralized by U.S. government obligations, value $23,462,899, 4.37% to 6.61%, 2/1/31 to 12/1/37).	23,000,000	23,000,000
Credit Suisse First Boston Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $500,129,167 (collateralized by non-U.S. government debt securities, value $515,003,643, 4.40% to 9.82%, 3/1/08 to 6/15/37).	500,000,000	500,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $24,006,333 (collateralized by U.S. government obligations, value $24,720,001, 0.00% to 5.62%, 7/25/32 to 8/25/37).	24,000,000	24,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $300,079,167 (collateralized by U.S. government obligations, value $309,000,000, 0.00% to 10.00%, 12/15/16 to 5/15/37).	300,000,000	300,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $312,186,414 (collateralized by non-U.S. government debt securities, value $327,712,351, 4.87% to 6.50%, 4/25/21 to 9/25/46).	312,107,000	312,107,000

Security	Face Amount	Value
Goldman Sachs Group Inc. (The) Tri-Party 4.68%, dated 12/31/07, due 1/2/08, maturity value $630,163,800 (collateralized by non-U.S. government debt securities, value $661,500,001, 0.00% to 10.00%, 8/15/11 to 12/10/49).	$630,000,000	$630,000,000
Greenwich Capital Markets Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $400,104,444 (collateralized by non-U.S. government debt securities, value $441,053,661, 0.00% to 10.27%, 2/1/08 to 8/18/38).	400,000,000	400,000,000
HSBC Securities Inc. Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $100,025,444 (collateralized by non-U.S. government debt securities, value $105,002,466, 0.01% to 6.47%, 5/16/11 to 6/15/27).	100,000,000	100,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $105,026,833 (collateralized by non-U.S. government debt securities, value $107,101,629, 0.00%, 3/7/08 to 4/2/08).	105,000,000	105,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $200,051,111 (collateralized by non-U.S. government debt securities, value $210,000,959, 1.82% to 8.33%, 12/15/18 to 2/15/51).	200,000,000	200,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $300,076,667 (collateralized by non-U.S. government debt securities, value $315,001,836, 0.03% to 7.32%, 12/15/10 to 2/15/51).	300,000,000	300,000,000
JP Morgan Securities Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $350,090,417 (collateralized by non-U.S. government debt securities, value $367,502,763, 1.63% to 10.25%, 2/1/08 to 7/15/37).	350,000,000	350,000,000
JP Morgan Securities Inc. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $300,079,167 (collateralized by U.S. government obligations, value $309,003,784, 2.21% to 10.62%, 10/16/17 to 3/25/47).	300,000,000	300,000,000

23

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Lehman Brothers Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $180,046,000 (collateralized by non-U.S. government debt securities, value $189,000,320, 0.00% to 7.93%, 11/16/09 to 9/25/47).	$180,000,000	$180,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $28,148,270 (collateralized by U.S. government obligations, value $28,705,239, 3.95% to 8.31%, 1/1/11 to 4/1/47).	28,141,000	28,141,000
Lehman Brothers Holdings Inc. Tri-Party 5.00%, dated 12/31/07, due 1/4/08, maturity value $285,158,333 (collateralized by non-U.S. government debt securities, value $299,250,851, 0.00% to 7.87%, 9/25/47 to 11/17/13).	285,000,000	285,000,000
Merrill Lynch & Co. Inc. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $309,246,727 (collateralized by non-U.S. government debt securities, value $318,445,440, 0.00% to 8.63%, 3/12/08 to 12/16/36).	309,166,000	309,166,000
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 12/31/07, due 1/18/08, maturity value $426,136,875 (collateralized by non-U.S. government debt securities, value $437,751,188, 4.50% to 8.75%, 4/15/09 to 7/15/29).(b)	425,000,000	425,000,000
Morgan Stanley Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $200,051,667 (collateralized by non-U.S. government debt securities, value $210,024,813, 4.70% to 7.30%, 12/15/14 to 6/11/49).	200,000,000	200,000,000
Morgan Stanley Tri-Party 4.70%, dated 12/31/07, due 1/5/09, maturity value $335,499,556 (collateralized by non-U.S. government debt securities, value $374,601,106, 0.00% to 10.00%, 1/1/08 to 12/31/38).(b)	320,000,000	320,000,000
Wachovia Capital Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $400,103,333 (collateralized by non-U.S. government debt securities, value $420,000,001, 0.00% to 10.00%, 11/18/08 to 2/15/51).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $8,836,414,000)		8,836,414,000

Security	Face Amount	Value

TIME DEPOSITS – 6.34%
Bank of Montreal
0.25%, 01/02/08	$200,000,000	$200,000,000
Danske Bank
4.75%, 01/02/08	300,000,000	300,000,000
Deutsche Bank AG
0.25%, 01/02/08	300,000,000	300,000,000
ING Bank
4.56%, 01/02/08	288,000,000	288,000,000
Regions Bank
4.00%, 01/02/08	350,000,000	350,000,000
U.S. Bank N.A.
0.75%, 01/02/08	205,998,000	205,998,000
Wells Fargo Bank N.A.
0.25%, 01/02/08	3,754,000	3,754,000
4.00%, 01/02/08	350,000,000	350,000,000

TOTAL TIME DEPOSITS
(Cost: $1,997,752,000)		1,997,752,000

VARIABLE & FLOATING RATE NOTES – 24.81%
AIG Matched Funding Corp.
4.93%, 06/20/08(a)	20,000,000	19,999,903
Aire Valley Mortgages PLC Series 2007-1A Class 1A1
4.94%, 04/21/08(a)	75,000,000	75,000,000
Allstate Life Global Funding II
4.90%, 10/27/08(a)	140,000,000	140,020,433
5.09%, 11/14/08(a)	65,000,000	65,020,200
5.12%, 11/15/08(a)	80,000,000	80,037,230
5.31%, 11/07/08(a)	82,000,000	82,017,973
Allstate Life Global Funding Trusts
4.90%, 09/26/08	64,500,000	64,408,933
5.24%, 09/04/08	125,000,000	124,925,513
American Express Bank
5.04%, 05/16/08	247,500,000	247,527,230
American Express Credit Corp.
4.95%, 10/17/08	5,000,000	4,986,818
5.35%, 03/05/08	30,000,000	30,006,097
ANZ National (International) Ltd. London Branch
5.26%, 09/05/08(a)	75,000,000	75,000,000
ASIF Global Financing
4.93%, 10/22/08(a)	75,000,000	74,998,413
Australia & New Zealand Banking Group Ltd.
4.92%, 10/22/08(a)	100,000,000	100,011,503
Bank of Ireland
4.86%, 09/12/08(a)	65,000,000	65,000,000
4.96%, 08/18/08(a)	70,000,000	70,000,159
4.96%, 09/19/08(a)	145,000,000	145,002,813
Bank of Scotland PLC
5.23%, 10/08/08(a)	91,700,000	91,482,645

24

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
BMW US Capital LLC
5.05%, 11/14/08(a)	$200,000,000	$200,040,664
5.25%, 09/04/08(a)	30,000,000	30,000,749
BNP Paribas
4.80%, 05/28/08	40,000,000	39,965,556
4.90%, 05/19/08(a)	185,000,000	184,998,527
Commodore CDO Ltd.
2003-2A Class A1MM
5.21%, 06/12/08(a)	28,627,589	28,627,589
Commonwealth Bank of Australia
4.92%, 09/23/08(a)	50,000,000	50,007,733
Credit Agricole SA
5.14%, 08/26/08(a)	100,000,000	99,994,757
Cullinan Finance Corp.
5.01%, 01/15/08(a)(d)	75,000,000	74,999,715
DEPFA Bank PLC
5.05%, 07/15/08	200,000,000	200,023,298
Dexia Credit SA NY
4.80%, 09/29/08	17,100,000	17,056,802
Fifth Third Bancorp
4.91%, 08/22/08(a)	200,000,000	200,019,394
Florida Heart Group PA/Florida Heart Group Holdings
5.11%, 01/01/08	8,430,000	8,430,000
Granite Master Issuer PLC Series 2005-3 Class A
4.95%, 08/20/08(a)	375,000,000	375,000,000
Guiding Light Church
5.11%, 01/01/08	10,400,000	10,400,000
Hartford Life Global Funding Trust
5.07%, 11/15/08	100,000,000	100,023,290
HBOS Treasury Services PLC
4.95%, 06/24/08(a)	150,000,000	150,033,051
ING USA Annuity & Life Insurance Co.
5.33%, 01/10/08(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.11%, 01/02/08	46,000,000	46,000,000
JP Morgan Securities Inc.
4.59%, 01/28/08(b)	300,000,000	300,000,000
JPMorgan Chase & Co.
5.22%, 09/02/08	150,000,000	150,000,309
Kommunalkredit Austria AG
5.25%, 08/08/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.11%, 01/02/08	11,000,000	11,000,000
Leafs LLC
4.95%, 01/22/08(a)	94,955,925	94,955,925
4.95%, 02/20/08(a)	48,639,783	48,639,783
Lloyds TSB Group PLC
5.11%, 10/06/08(a)	15,000,000	14,980,290
5.22%, 09/06/08(a)	54,400,000	54,316,477
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
4.88%, 04/24/08(a)	90,707,805	90,695,641
Marshall & Ilsley Bank
5.06%, 09/12/08	115,000,000	115,005,639

Security	Face Amount	Value
MetLife Insurance Co. of Connecticut
4.99%, 08/18/08(b)	$50,000,000	$50,000,000
Metropolitan Life Global Funding I
4.89%, 08/21/08(a)	75,000,000	75,000,000
5.13%, 09/12/08(a)	40,000,000	40,026,119
5.28%, 12/05/08(a)	150,000,000	150,042,375
Metropolitan Life Insurance Co.
5.29%, 07/18/08(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding
4.96%, 02/01/08(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.05%, 09/12/08	125,000,000	125,009,035
National Australia Bank Ltd.
5.23%, 10/01/08(a)	37,500,000	37,459,383
National City Bank (Ohio)
4.70%, 08/13/08	150,000,000	150,000,000
Nationwide Building Society
4.92%, 07/27/08(a)	315,000,000	315,097,142
5.30%, 10/06/08(a)	165,000,000	165,056,324
Natixis SA
4.90%, 09/08/08(a)	100,000,000	100,003,008
Newcastle CDO Ltd. Series 2005-6A Class IM1
4.92%, 04/24/08(a)	35,250,000	35,244,599
Newcastle CDO Ltd. Series 2005-6A Class IM2
4.92%, 01/24/08(a)	65,000,000	64,998,843
Nordea Bank AB
5.26%, 09/10/08(a)	225,000,000	225,024,688
Northern Rock PLC
5.29%, 08/01/08(a)	190,000,000	190,046,613
Paragon Mortgages PLC Series 15A Class A1
5.03%, 07/15/08(a)	177,551,028	177,551,028
Pricoa Global Funding I
4.87%, 08/27/08(a)	200,000,000	200,001,278
5.16%, 01/25/08(a)	20,000,000	20,000,763
5.21%, 09/12/08(a)	10,000,000	9,991,783
Royal Bank of Canada
5.22%, 09/05/08(a)	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
5.02%, 09/17/08	150,000,000	150,010,350
Societe Generale
5.23%, 08/29/08(a)	30,000,000	30,000,000
Trap Rock Industries Inc.
5.11%, 01/02/08	18,350,000	18,350,000
Trinitas Hospital
5.11%, 01/02/08	14,675,000	14,675,000
Union Hamilton Special Funding LLC
5.14%, 03/28/08(a)	150,000,000	150,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
5.03%, 07/17/08(a)	54,273,000	54,273,000

25

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
5.05%, 07/17/08(a)	$187,623,000	$187,623,000
Wells Fargo & Co.
5.11%, 10/14/08	50,000,000	50,015,236
Westpac Banking Corp.
4.89%, 08/14/08(a)	100,000,000	100,000,000
5.20%, 10/10/08	70,000,000	70,000,000
White Pine Finance LLC
4.86%, 05/19/08(a)(c)(d)	37,000,000	36,996,565
4.93%, 06/20/08(a)(c)(d)	75,000,000	74,995,701
5.20%, 06/02/08(a)(c)(d)	70,000,000	69,994,164
World Savings Bank FSB
4.98%, 06/20/08	80,000,000	80,044,611

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $7,813,191,660)		7,813,191,660

TOTAL INVESTMENTS IN SECURITIES – 99.70%
(Cost: $31,398,396,206)		31,398,396,206

Other Assets, Less Liabilities – 0.30%		94,007,572

NET ASSETS – 100.00%		$31,492,403,778

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	See Note 5.
(d)	Security issued by a Structured Investment Vehicle.

The accompanying notes are an integral part of these financial statements.

26

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 9.52%
Banco Bilbao Vizcaya Argentaria SA
5.36%, 01/10/08	$50,000,000	$50,000,061
Bank of Scotland
4.98%, 07/07/08	135,000,000	135,000,000
Credit Suisse First Boston NY
4.93%, 10/09/08	110,000,000	110,000,000
5.40%, 07/10/08	100,000,000	100,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	60,000,000	60,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	50,000,000	50,000,000
Royal Bank of Canada
4.79%, 06/30/08	100,000,000	99,915,441
Royal Bank of Scotland NY
5.17%, 07/03/08	70,000,000	69,944,022
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08	35,000,000	35,000,000
Societe Generale NY
4.51%, 11/21/08	25,000,000	25,002,158
4.80%, 03/28/08	45,000,000	44,992,496
5.05%, 04/03/08	135,000,000	135,000,000
5.27%, 05/14/08	35,000,000	35,000,000
Westpac Banking Corp.
5.38%, 04/09/08	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,049,854,178)		1,049,854,178

COMMERCIAL PAPER – 29.62%
Amsterdam Funding Corp.
4.95%, 02/14/08(a)	100,000,000	99,395,000
Barton Capital Corp.
4.85%, 02/04/08(a)	100,000,000	99,541,945
CAFCO LLC
4.67%, 05/12/08(a)	25,000,000	24,572,375
4.86%, 02/08/08(a)	150,000,000	149,230,500
4.90%, 02/22/08(a)	50,000,000	49,646,111
5.45%, 02/19/08(a)	125,000,000	124,072,743
Cancara Asset Securitisation Ltd.
4.90%, 02/15/08(a)	150,000,000	149,081,250
5.10%, 02/21/08(a)	75,000,000	74,458,125
Charta LLC
4.95%, 02/15/08(a)	75,000,000	74,535,937
Concord Minutemen Capital Co. LLC
5.20%, 01/14/08(a)	25,000,000	24,953,055
CRC Funding LLC
4.67%, 05/12/08(a)	75,000,000	73,717,125
4.86%, 02/08/08(a)	100,000,000	99,487,000
4.90%, 02/22/08(a)	75,000,000	74,469,167
5.45%, 02/14/08(a)	75,000,000	74,500,416
Falcon Asset Securitization Co. LLC
5.45%, 02/20/08(a)	20,000,000	19,848,611
General Electric Capital Corp.
4.39%, 08/25/08	60,000,000	58,265,950

Security	Face Amount	Value
General Electric Capital Services Inc.
4.39%, 08/25/08	$60,000,000	$58,265,950
Grampian Funding LLC
4.85%, 02/07/08(a)	250,000,000	248,753,819
Jupiter Securitization Corp.
4.80%, 01/11/08(a)	50,000,000	49,933,333
Morgan Stanley
4.69%, 05/05/08	45,000,000	44,267,188
4.71%, 04/28/08	50,000,000	49,228,084
Nationwide Building Society
5.20%, 01/16/08	75,000,000	74,837,344
Ranger Funding Co. LLC
4.80%, 01/28/08(a)	100,000,000	99,640,000
4.93%, 02/15/08(a)	75,000,000	74,537,812
5.45%, 03/14/08(a)	60,575,000	59,906,176
Sedna Finance Inc.
5.51%, 02/01/08(a)(d)	3,500,000	3,483,393
Sigma Finance Inc.
5.09%, 02/12/08(a)(d)	50,000,000	49,703,375
5.10%, 01/10/08(a)(d)	90,000,000	89,885,363
Societe Generale North America Inc.
4.78%, 02/01/08	150,000,000	149,382,584
5.20%, 01/14/08	25,000,000	24,953,055
Thames Asset Global Securitization No. 1 Inc.
5.20%, 01/07/08(a)	125,000,000	124,891,667
Tulip Funding Corp.
4.85%, 02/06/08(a)	300,000,000	298,545,000
UBS Finance Delaware LLC
4.95%, 03/25/08	175,000,000	172,978,750
5.25%, 03/17/08	225,000,000	222,508,625
Yorktown Capital LLC
5.45%, 03/14/08(a)	100,000,000	98,895,875

TOTAL COMMERCIAL PAPER
(Cost: $3,264,372,703)		3,264,372,703

MEDIUM-TERM NOTES – 4.45%
Asscher Finance Corp.
5.42%, 06/25/08(a)(d)	50,000,000	50,000,000
Cullinan Finance Corp.
5.37%, 06/05/08(a)(d)	70,000,000	69,998,508
5.40%, 02/05/08(a)(d)	75,000,000	75,000,000
General Electric Capital Corp.
4.92%, 01/24/08	65,000,000	65,000,000
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	50,000,000	50,000,000
5.46%, 06/09/08(b)	100,000,000	100,000,000
Monumental Global Funding III
5.21%, 08/29/08(a)	50,000,000	50,000,000
Sedna Finance Inc.
5.34%, 03/05/08(a)(d)	30,000,000	30,000,000

TOTAL MEDIUM-TERM NOTES
(Cost: $489,998,508)		489,998,508

27

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 26.63%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $40,010,000 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 3/1/35).	$40,000,000	$40,000,000
Banc of America Securities LLC Tri-Party 4.57%, dated 12/31/07, due 1/2/08, maturity value $300,076,167 (collateralized by non-U.S. government debt securities, value $316,100,602, 3.63% to 9.80%, 3/17/08 to 2/15/28).	300,000,000	300,000,000
Bank of America N.A. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $ 210,054,833 (collateralized by non-U.S. government debt securities, value $231,000,001, 0.00% to 10.00%, 2/23/36).	210,000,000	210,000,000
Bear Stearns Companies Inc. (The) Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $200,052,222 (collateralized by U.S. government obligations, value $204,003,664, 4.00% to 8.00%, 10/1/08 to 1/1/38).	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $150,038,333 (collateralized by non-U.S. government debt securities, value $155,499,346, 5.34% to 7.70%, 10/15/09 to 5/25/27).	150,000,000	150,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $ 200,052,778 (collateralized by U.S. government obligations, value $206,000,000, 5.05% to 5.33%, 5/1/36 to 7/25/37).	200,000,000	200,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $ 200,052,778 (collateralized by U.S. government obligations, value $206,000,000, 5.28% to 5.47%, 7/15/36 to 10/25/37).	200,000,000	200,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $200,050,889 (collateralized by non-U.S. government debt securities, value $210,000,001, 5.37% to 6.50%, 7/25/37 to 7/10/38).	200,000,000	200,000,000

Security	Face Amount	Value
Goldman Sachs Group Inc. (The) Tri-Party 4.68%, dated 12/31/07, due 1/2/08, maturity value $170,044,200 (collateralized by non-U.S. government debt securities, value $178,500,001, 0.00% to 10.00%, 6/6/20 to 3/15/45).	$170,000,000	$170,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $ 200,051,111 (collateralized by non-U.S. government debt securities, value $210,000,500, 4.21% to 7.69%, 12/15/18 to 2/15/51).	200,000,000	200,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $45,011,500 (collateralized by non-U.S. government debt securities, value $45,904,398, 0.00% to 10.00%, 1/31/08).	45,000,000	45,000,000
JP Morgan Securities Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $150,038,750 (collateralized by non-U.S. government debt securities, value $153,003,024, 0.00% to 10.00%, 1/17/08 to 3/31/08).	150,000,000	150,000,000
JP Morgan Securities Inc. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $200,052,778 (collateralized by U.S. government obligations, value $ 206,001,856, 0.00% to 6.23%, 5/25/11 to 4/16/44).	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $170,043,444 (collateralized by non-U.S. government debt securities, value $178,500,465, 2.13% to 6.38%, 6/25/33 to 2/25/47).	170,000,000	170,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.63%, dated 12/31/07, due 1/2/08, maturity value $200,051,444 (collateralized by non-U.S. government debt securities, value $210,003,424, 0.00% to 10.00%, 10/1/09 to 8/1/39).	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.00%, dated 12/31/07, due 1/4/08, maturity value $125,069,444 (collateralized by non-U.S. government debt securities, value $131,251,274, 5.17% to 5.82%, 12/25/35 to 6/25/37).	125,000,000	125,000,000

28

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 12/31/07, due 1/18/08, maturity value $175,468,125 (collateralized by non-U.S. government debt securities, value $180,251,149, 5.20% to 6.75%, 3/1/11 to 7/3/17).(b)	$175,000,000	$175,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,935,000,000)		2,935,000,000

TIME DEPOSITS – 3.19%
Branch Banking & Trust
0.25%, 01/02/08	100,000,000	100,000,000
Danske Bank
4.75%, 01/02/08	200,000,000	200,000,000
Wells Fargo Bank N.A.
0.25%, 01/02/08	51,776,000	51,776,000

TOTAL TIME DEPOSITS
(Cost: $351,776,000)		351,776,000

VARIABLE & FLOATING RATE NOTES – 26.22%
AIG Matched Funding Corp.
4.93%, 06/20/08(a)	9,000,000	8,999,956
4.99%, 06/16/08(a)	10,000,000	9,999,914
Aire Valley Mortgages PLC Series 2007-1A Class 1A1
4.94%, 04/21/08(a)	45,000,000	45,000,000
Allstate Life Global Funding II
4.90%, 10/27/08(a)	160,000,000	160,003,016
5.09%, 11/14/08(a)	85,000,000	85,015,652
5.31%, 11/07/08(a)	58,000,000	58,004,683
Allstate Life Global Funding Trusts
5.24%, 09/04/08	45,000,000	45,000,000
Arkle Master Issuer PLC Series 2007-1A Class 1A
5.01%, 05/19/08(a)	125,000,000	125,000,000
ASIF Global Financing
3.90%, 10/22/08(a)	15,670,000	15,529,432
4.93%, 10/22/08(a)	75,000,000	74,998,413
Bank of Ireland
4.86%, 09/12/08(a)	35,000,000	35,000,000
BNP Paribas
4.80%, 05/28/08	20,000,000	19,982,778
Citigroup Global Markets Holdings Inc.
5.25%, 01/25/08	350,000,000	350,000,000
DEPFA Bank PLC
5.05%, 07/15/08	50,000,000	50,000,000
Deutsche Bank AG
5.20%, 09/30/08	100,000,000	99,995,333

Security	Face Amount	Value
Granite Master Issuer PLC Series 2005-3 Class A
4.95%, 08/20/08(a)	$125,000,000	$125,000,000
Hartford Life Global Funding Trust
5.07%, 11/15/08	100,000,000	100,000,000
ING USA Annuity & Life Insurance Co.
5.33%, 01/10/08(b)	45,000,000	45,000,000
Leafs LLC
4.95%, 01/22/08(a)	50,963,578	50,963,578
Metropolitan Life Global Funding I
5.13%, 09/12/08(a)	40,000,000	40,026,119
5.28%, 12/05/08(a)	139,680,000	139,684,390
Metropolitan Life Insurance Co.
5.16%, 07/25/08(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding
5.31%, 08/01/08(b)	15,000,000	15,000,000
Morgan Stanley
5.35%, 12/03/08	100,000,000	100,000,000
National Australia Bank Ltd.
5.23%, 10/01/08(a)	12,500,000	12,486,461
Nationwide Building Society
4.92%, 07/27/08(a)	50,000,000	50,000,000
5.30%, 10/06/08(a)	135,000,000	135,011,393
Newcastle CDO Ltd. Series 2005-6A Class IM1
4.92%, 04/24/08(a)	45,000,000	44,993,104
Newcastle CDO Ltd. Series 2005-6A Class IM2
4.92%, 01/24/08(a)	35,000,000	34,999,558
Paragon Mortgages PLC Series 15A Class A1
5.03%, 07/15/08(a)	59,183,676	59,183,676
Rabobank Nederland NV NY
4.85%, 11/14/08(a)	140,000,000	140,000,000
Royal Bank of Canada
5.22%, 09/05/08(a)	100,000,000	100,000,000
Royal Bank of Scotland PLC
5.23%, 07/21/08(a)	20,000,000	20,005,417
Societe Generale
5.23%, 08/29/08(a)	5,000,000	4,994,674
UBS AG/Stamford Branch
5.00%, 08/15/08	100,000,000	100,000,000
Union Hamilton Special Funding LLC
5.14%, 03/28/08(a)	100,000,000	100,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
5.03%, 07/17/08(a)	23,000,000	23,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
5.05%, 07/17/08(a)	80,000,000	80,000,000
Wachovia Bank N.A.
5.20%, 10/03/08	31,200,000	31,179,726

29

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
White Pine Finance LLC
4.93%, 06/20/08(a)(c)(d)	$35,000,000	$34,997,994
Wind Master Trust Series 2007-K1
Class A1
4.87%, 03/25/08(a)(b)	27,452,000	27,452,000
World Savings Bank FSB
4.98%, 06/20/08	44,000,000	44,024,536

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,890,531,803)		2,890,531,803

TOTAL INVESTMENTS IN SECURITIES – 99.63%
(Cost: $10,981,533,192)		10,981,533,192

Other Assets, Less Liabilities – 0.37%		40,747,810

NET ASSETS – 100.00%		$11,022,281,002

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	See Note 5.
(d)	Security issued by a Structured Investment Vehicle.

The accompanying notes are an integral part of these financial statements.

30

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.01%
Banc of America Securities LLC Tri-Party 0.95%, dated 12/31/07, due 1/2/08, maturity value $42,502,243 (collateralized by U.S. government obligations, value $43,350,493, 4.88%, 8/31/08 to 10/31/08).	$42,500,000	$42,500,000
Credit Suisse First Boston Tri-Party 1.40%, dated 12/31/07, due 1/2/08, maturity value $42,503,306 (collateralized by U.S. government obligations, value $43,350,869, 3.88% to 11.75%, 3/15/10 to 5/15/30).	42,500,000	42,500,000
Goldman Sachs Group Inc. (The) Tri-Party 1.10%, dated 12/31/07, due 1/2/08, maturity value $40,943,502 (collateralized by U.S. government obligations, value $41,760,225, 4.00%, 9/30/09).	40,941,000	40,941,000
Lehman Brothers Holdings Inc. Tri-Party 1.25%, dated 12/31/07, due 1/2/08, maturity value $42,502,951 (collateralized by U.S. government obligations, value $43,353,751, 3.13% to 9.50%, 1/31/08 to 2/15/37).	42,500,000	42,500,000
Merrill Lynch & Co. Inc. Tri-Party 1.00%, dated 12/31/07, due 1/2/08, maturity value $35,001,944 (collateralized by U.S. government obligations, value $35,704,158, 4.50%, 11/15/12).	35,000,000	35,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $203,441,000)		203,441,000

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $203,441,000)		203,441,000

Other Assets, Less Liabilities – (0.01)%		(18,579)

NET ASSETS – 100.00%		$203,422,421

The accompanying notes are an integral part of these financial statements.

31

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2007

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$107,859,000	100.02%
Other Net Assets	(23,725)	(0.02)

TOTAL	$107,835,275	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$9,066,317,371	28.79%
Repurchase Agreements	8,836,414,000	28.06
Variable & Floating Rate Notes	7,813,191,660	24.81
Certificates of Deposit	2,404,730,270	7.64
Time Deposits	1,997,752,000	6.34
Medium-Term Notes	1,279,990,905	4.06
Other Net Assets	94,007,572	0.30

TOTAL	$31,492,403,778	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$3,264,372,703	29.62%
Repurchase Agreements	2,935,000,000	26.63
Variable & Floating Rate Notes	2,890,531,803	26.22
Certificates of Deposit	1,049,854,178	9.52
Medium-Term Notes	489,998,508	4.45
Time Deposits	351,776,000	3.19
Other Net Assets	40,747,810	0.37

TOTAL	$11,022,281,002	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$203,441,000	100.01%
Other Net Assets	(18,579)	(0.01)

TOTAL	$203,422,421	100.00%

These tables are not part of the financial statements.

32

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$22,561,982,206	$8,046,533,192	$—
Repurchase agreements, at value and cost (Note 1)	107,859,000	8,836,414,000	2,935,000,000	203,441,000

Total investments	107,859,000	31,398,396,206	10,981,533,192	203,441,000
Cash	869	667	132	221
Receivables:
Interest	13,685	95,743,213	41,207,080	6,472

Total Assets	107,873,554	31,494,140,086	11,022,740,404	203,447,693

LIABILITIES
Payables:
Investment advisory fees (Note 2)	14,075	1,670,373	410,315	1,100
Accrued expenses:
Professional fees (Note 2)	24,204	65,935	49,087	24,172

Total Liabilities	38,279	1,736,308	459,402	25,272

NET ASSETS	$107,835,275	$31,492,403,778	$11,022,281,002	$203,422,421

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2007

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$7,565,042	$1,097,441,501	$566,335,676	$7,982,383

Total investment income	7,565,042	1,097,441,501	566,335,676	7,982,383

EXPENSES (Note 2)
Investment advisory fees	151,364	20,689,958	10,697,524	165,800
Professional fees	24,331	81,695	58,856	24,395
Independent trustees’ fees	930	86,979	62,673	1,075

Total expenses	176,625	20,858,632	10,819,053	191,270
Less expense reductions (Note 2)	(70,670)	(6,375,529)	(3,595,944)	(178,749)

Net expenses	105,955	14,483,103	7,223,109	12,521

Net investment income	7,459,087	1,082,958,398	559,112,567	7,969,862

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	—	(523,525)	(775,406)	—
Payment from affiliate (Note 2)	—	566,073	787,362	—

Net realized gain	—	42,548	11,956	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,459,087	$1,083,000,946	$559,124,523	$7,969,862

The accompanying notes are an integral part of these financial statements.

33

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,459,087	$8,595,707	$1,082,958,398	$326,145,594
Net realized gain	—	—	42,548	1,615

Net increase in net assets resulting from operations	7,459,087	8,595,707	1,083,000,946	326,147,209

Interestholder transactions:
Contributions	1,739,584,764	797,609,141	66,603,193,729	38,273,990,665
Withdrawals	(1,806,493,585)	(1,033,386,805)	(43,118,755,786)	(37,977,755,985)

Net increase (decrease) in net assets resulting from interestholder transactions	(66,908,821)	(235,777,664)	23,484,437,943	296,234,680

Increase (decrease) in net assets	(59,449,734)	(227,181,957)	24,567,438,889	622,381,889

NET ASSETS:
Beginning of year	167,285,009	394,466,966	6,924,964,889	6,302,583,000

End of year	$107,835,275	$167,285,009	$31,492,403,778	$6,924,964,889

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$559,112,567	$505,426,117	$7,969,862	$4,303,455
Net realized gain	11,956	65,629	—	—

Net increase in net assets resulting from operations	559,124,523	505,491,746	7,969,862	4,303,455

Interestholder transactions:
Contributions	99,288,703,149	64,798,575,033	1,637,092,248	778,069,880
Withdrawals	(97,098,629,295)	(68,524,371,054)	(1,627,123,957)	(700,382,564)

Net increase (decrease) in net assets resulting from interestholder transactions	2,190,073,854	(3,725,796,021)	9,968,291	77,687,316

Increase (decrease) in net assets	2,749,198,377	(3,220,304,275)	17,938,153	81,990,771

NET ASSETS:
Beginning of year	8,273,082,625	11,493,386,900	185,484,268	103,493,497

End of year	$11,022,281,002	$8,273,082,625	$203,422,421	$185,484,268

The accompanying notes are an integral part of these financial statements.

34

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolios’ net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the $1.00 per share based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolios’ amortized cost price will result in material dilution or other unfair results to investors or existing interestholders, it will take such action as it deems appropriate.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

35

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2007, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

The Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolios’ financial statements.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGFA waived and/or credited investment advisory fees of $70,670, $6,375,529, $3,595,944 and $178,749 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is

36

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

On August 16, 2007, an affiliate of BGFA purchased a security from the Money Market Master Portfolio for cash at $249,963,125, a price in excess of the security’s then current fair value. On August 30, 2007, an affiliate of BGFA purchased a security from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $124,304,862 and $94,247,448, respectively, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statements of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Master Portfolios’ financial statements.

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003
Government Money Market
Ratio of expenses to average net assets(a)	0.07%	0.08%	0.03%	0.00	%(b)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%	0.11%	0.10%	0.10	%(b)	n/a
Ratio of net investment income to average net assets(a)	4.93%	4.90%	3.16%	1.93	%(b)	n/a
Total return	5.20%	5.08%	3.28%	0.64	%(b)(c)	n/a
Money Market
Ratio of expenses to average net assets	0.07%	0.08%	0.05%	0.05%		0.10%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.10%	0.10%	0.10%		n/a
Ratio of net investment income to average net assets	5.23%	4.99%	3.27%	1.40%		1.15%
Total return	5.40%	5.13%	3.28%	1.39%		1.16%
Prime Money Market
Ratio of expenses to average net assets(a)	0.07%	0.08%	0.08%	0.03%		0.03	%(d)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%	0.10%	0.10%	0.10%		0.10	%(d)
Ratio of net investment income to average net assets(a)	5.23%	4.95%	3.22%	1.52%		1.12	%(d)
Total return	5.37%	5.11%	3.26%	1.40%		0.80	%(c)(d)

Master Portfolio	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003
Treasury Money Market
Ratio of expenses to average net assets(a)	0.01%	0.00%	0.00%	0.00	%(b)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%	0.13%	0.10%	0.10	%(b)	n/a
Ratio of net investment income to average net assets(a)	4.81%	5.03%	3.99%	1.82	%(b)	n/a
Total return	4.98%	5.04%	3.20%	0.61	%(b)(c)	n/a

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

37

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

5.	SUBSEQUENT EVENTS

On February 19, 2008, an affiliate of BGFA purchased securities from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $34,998,569 and $181,990,742, respectively, prices in excess of the securities’ then current fair value.

38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

39

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

40

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMSL1207

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2007 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2007

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

TRUST SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/07)	Ending Account Value (12/31/07)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (7/1/07 to 12/31/07)
Government Money Market
Trust Shares
Actual	$1,000.00	$1,023.00	0.45%	$2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.45	2.29
Institutional Money Market
Trust Shares
Actual	1,000.00	1,024.70	0.44	2.25
Hypothetical (5% return before expenses)	1,000.00	1,023.00	0.44	2.24
Prime Money Market
Trust Shares
Actual	1,000.00	1,024.50	0.44	2.25
Hypothetical (5% return before expenses)	1,000.00	1,023.00	0.44	2.24
Treasury Money Market
Trust Shares
Actual	1,000.00	1,021.10	0.39	1.99
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.39	1.99

(a)	This ratio includes net expenses charged to the corresponding Master Portfolio and includes each Fund’s expense reductions during the period.
(b)

Expenses are calculated using each Fund’s annualized expense ratio of the Trust Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$107,835,275	$7,597,982,144	$10,468,427,363	$203,422,421

Total Assets	107,835,275	7,597,982,144	10,468,427,363	203,422,421

LIABILITIES
Payables:
Distribution to shareholders	626,447	16,602,029	40,224,096	592,552
Administration fees (Note 2)	18,034	235,071	496,117	9,484
Distribution fees – Aon Captives Shares (Note 2)	—	21,977	—	—
Accrued expenses:
Professional fees (Note 2)	16,899	30,715	38,086	16,866

Total Liabilities	661,380	16,889,792	40,758,299	618,902

NET ASSETS	$107,173,895	$7,581,092,352	$10,427,669,064	$202,803,519

Net assets consist of:
Paid-in capital	$107,173,895	$7,581,083,840	$10,427,658,320	$202,803,519
Undistributed net investment income	—	399	146	—
Undistributed net realized gain	—	8,113	10,598	—

NET ASSETS	$107,173,895	$7,581,092,352	$10,427,669,064	$202,803,519

Aon Captives Shares
Net Assets	$—	$90,192,110	$—	$—

Shares outstanding(a)	—	90,191,754	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$3,030,729	$6,653,737,089	$8,363,789,869	$131,190,274

Shares outstanding(a)	3,030,729	6,653,737,249	8,363,779,980	131,190,274

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$89,823,728	$746,581,584	$1,795,477,433	$61,513,245

Shares outstanding(a)	89,823,728	746,576,411	1,795,476,056	61,513,245

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$14,269,438	$4,807,218	$268,351,762	$10,050,000

Shares outstanding(a)	14,269,438	4,807,214	268,352,284	10,050,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$50,000	$85,774,351	$50,000	$50,000

Shares outstanding(a)	50,000	85,775,001	50,000	50,000

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2007

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$7,565,042	$347,784,387	$514,014,925	$7,982,383
Expenses(a)	(105,955)	(4,556,513)	(6,547,920)	(12,521)

Net investment income allocated from corresponding Master Portfolio	7,459,087	343,227,874	507,467,005	7,969,862

FUND EXPENSES (Note 2)
Administration fees	151,451	4,545,573	5,947,948	115,821
Distribution fees – Aon Captives Shares	—	79,102	—	—
Professional fees	17,167	39,118	47,476	17,227
Independent trustees’ fees	932	43,801	56,214	1,076

Total fund expenses	169,550	4,707,594	6,051,638	134,124
Less expense reductions (Note 2)	(23,222)	(1,058,722)	(203,192)	(55,497)

Net fund expenses	146,328	3,648,872	5,848,446	78,627

Net investment income	7,312,759	339,579,002	501,618,559	7,891,235

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	—	8,933	10,598	—

Net realized gain	—	8,933	10,598	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,312,759	$339,587,935	$501,629,157	$7,891,235

(a)	Net of investment advisory fee reductions in the amounts of $70,670, $2,007,654, $3,276,101 and $178,749, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,312,759	$8,450,809	$339,579,002	$272,811,415
Net realized gain	—	—	8,933	1,322

Net increase in net assets resulting from operations	7,312,759	8,450,809	339,587,935	272,812,737

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(4,052,238)	(3,715,877)
Institutional Shares	(1,172,179)	(2,592,685)	(245,584,218)	(186,931,038)
Premium Shares	(4,856,791)	(3,831,192)	(82,147,008)	(78,290,437)
Select Shares	(1,279,756)	(2,022,076)	(326,865)	(291,403)
Trust Shares	(4,033)	(4,856)	(7,499,594)	(3,586,798)

Total distributions to shareholders	(7,312,759)	(8,450,809)	(339,609,923)	(272,815,553)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	21,109,582	(8,815,803)
Institutional Shares	2,635,467	(168,804,945)	2,455,028,191	712,850,474
Premium Shares	(33,708,376)	(59,710,662)	(574,454,848)	(482,128,328)
Select Shares	(28,413,242)	1,970,382	3,578,273	(23,711,270)
Trust Shares	(57,892)	4,739	(111,705,201)	197,376,819

Net increase (decrease) in net assets resulting from capital share transactions	(59,544,043)	(226,540,486)	1,793,555,997	395,571,892

Increase (decrease) in net assets	(59,544,043)	(226,540,486)	1,793,534,009	395,569,076

NET ASSETS:
Beginning of year	166,717,938	393,258,424	5,787,558,343	5,391,989,267

End of year	$107,173,895	$166,717,938	$7,581,092,352	$5,787,558,343

Undistributed net investment income included in net assets at end of year	$—	$—	$399	$31,320

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$501,618,559	$429,601,632	$7,891,235	$4,296,626
Net realized gain	10,598	57,306	—	—

Net increase in net assets resulting from operations	501,629,157	429,658,938	7,891,235	4,296,626

Distributions to shareholders:
From net investment income:
Institutional Shares	(395,738,229)	(296,267,556)	(6,006,336)	(3,943,200)
Premium Shares	(98,980,240)	(131,802,661)	(513,487)	(33,439)
Select Shares	(6,958,678)	(1,540,469)	(1,367,486)	(315,134)
Trust Shares	(4,135)	(4,899)	(3,926)	(4,853)

Total distributions to shareholders	(501,681,282)	(429,615,585)	(7,891,235)	(4,296,626)

Capital share transactions (Note 3):
Institutional Shares	2,447,990,425	(606,011,616)	4,672,699	26,175,036
Premium Shares	243,844,111	(1,682,103,111)	59,401,698	(434,856)
Select Shares	246,709,511	(59,716,384)	(45,868,956)	55,815,617
Trust Shares	(58,148)	4,782	(57,775)	4,733

Net increase (decrease) in net assets resulting from capital share transactions	2,938,485,899	(2,347,826,329)	18,147,666	81,560,530

Increase (decrease) in net assets	2,938,433,774	(2,347,782,976)	18,147,666	81,560,530

NET ASSETS:
Beginning of year	7,489,235,290	9,837,018,266	184,655,853	103,095,323

End of year	$10,427,669,064	$7,489,235,290	$202,803,519	$184,655,853

Undistributed net investment income included in net assets at end of year	$146	$5,563	$—	$—

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund – Trust Shares
	Year ended Dec 31, 2007	Year ended Dec 31, 2006	Year ended Dec 31, 2005	Period from Sep. 1, 2004(a) to Dec31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01

Total from investment operations	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	4.80%	4.69%	2.94%	0.53	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$50	$108	$103	$100
Ratio of expenses to average net assets(c)	0.45%	0.45%	0.36%	0.33%
Ratio of expenses to average net assets prior to expense reductions(c)	0.51%	0.49%	0.45%	0.45%
Ratio of net investment income to average net assets(c)	4.78%	4.60%	2.91%	1.58%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Institutional Money Market Fund – Trust Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jun. 10, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01
Net realized gain	0.00 (b)	0.00 (b)	—	—

Total from investment operations	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	5.01%	4.76%	2.96%	0.74	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$85,774	$197,480	$103	$101
Ratio of expenses to average net assets(d)	0.43%	0.43%	0.38%	0.35%
Ratio of expenses to average net assets prior to expense reductions(d)	0.48%	0.47%	0.45%	0.45%
Ratio of net investment income to average net assets(d)	4.93%	4.95%	2.92%	1.33%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund – Trust Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Jun. 10, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01
Net realized gain	0.00 (b)	0.00 (b)	0.00 (b)	—

Total from investment operations	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	4.98%	4.72%	2.93%	0.75	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$50	$108	$103	$101
Ratio of expenses to average net assets(d)	0.45%	0.45%	0.41%	0.34%
Ratio of expenses to average net assets prior to expense reductions(d)	0.48%	0.47%	0.45%	0.45%
Ratio of net investment income to average net assets(d)	4.89%	4.63%	2.89%	1.34%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

8

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Treasury Money Market Fund – Trust Shares
	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Period from Sep. 1, 2004(a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01

Total from investment operations	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	4.61%	4.70%	2.86%	0.50	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$50	$108	$103	$100
Ratio of expenses to average net assets(c)	0.36%	0.33%	0.33%	0.33%
Ratio of expenses to average net assets prior to expense reductions(c)	0.51%	0.52%	0.45%	0.45%
Ratio of net investment income to average net assets(c)	4.65%	4.60%	2.83%	1.49%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include net expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2007, the Trust offered the following series: Bond Index, Government Money Market, Institutional Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Trust Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Institutional Shares, Premium Shares and Select Shares. The IMMF also offers Aon Captives Shares, Institutional Shares, Premium Shares and Select Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 24.13%, 94.98% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2007). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

As of December 31, 2007, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Distributable Earnings
Institutional Money Market	$8,512	$—	$8,512
Prime Money Market	10,041	703	10,744

The tax character of distributions paid for the years ended December 31, 2007 and December 31, 2006 were as follows:

Fund	2007	2006
Government Money Market

Distributions paid from:
Ordinary Income	$7,312,759	$8,450,809

Total Distributions	$7,312,759	$8,450,809

Institutional Money Market

Distributions paid from:
Ordinary Income	$339,609,923	$272,815,553

Total Distributions	$339,609,923	$272,815,553

Prime Money Market

Distributions paid from:
Ordinary Income	$501,681,282	$429,615,585

Total Distributions	$501,681,282	$429,615,585

Treasury Money Market

Distributions paid from:
Ordinary Income	$7,891,235	$4,296,626

Total Distributions	$7,891,235	$4,296,626

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2007.

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

State Street Bank and Trust Company (“State Street”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the

11

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Funds. State Street is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. This fee is an expense of the Aon Captives Shares only; SEI does not receive a fee from the Institutional Shares, Premium Shares, Select Shares or Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne directly by the Funds. BGI is entitled to receive for these administration services an annual fee of 0.38% of the average daily net assets of each Fund’s Trust Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BGI may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Funds. BGI has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGI waived and/or credited administration fees of $10, $25,696, $1 and $32 for the Trust Shares of the GMMF, IMMF, PMMF and TMMF, respectively.

Certain officers and trustees of the Trust are also officers of BGI and/or Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of the outstanding shares of the Trust.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Trust Shares of the Funds were as follows:

	Year Ended December 31, 2007		Year Ended December 31, 2006

Fund	Shares	Amount	Shares	Amount
Government Money Market
Shares issued in reinvestment of dividends and distributions	2,203	$2,203	4,739	$4,739
Shares redeemed	(60,095)	(60,095)	—	—

Net increase (decrease)	(57,892)	$(57,892)	4,739	$4,739

Institutional Money Market
Shares sold	409,660,000	$409,660,000	393,277,000	$393,277,000
Shares issued in reinvestment of dividends and distributions	2,239	2,239	4,819	4,819
Shares redeemed	(521,367,440)	(521,367,440)	(195,905,000)	(195,905,000)

Net increase (decrease)	(111,705,201)	$(111,705,201)	197,376,819	$197,376,819

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	Year Ended December 31, 2007		Year Ended December 31, 2006

Fund	Shares	Amount	Shares	Amount
Prime Money Market
Shares issued in reinvestment of dividends and distributions	2,219	$2,219	4,782	$4,782
Shares redeemed	(60,367)	(60,367)	—	—

Net increase (decrease)	(58,148)	$(58,148)	4,782	$4,782

Treasury Money Market
Shares issued in reinvestment of dividends and distributions	2,212	$2,212	4,733	$4,733
Shares redeemed	(59,987)	(59,987)	—	—

Net increase (decrease)	(57,775)	$(57,775)	4,733	$4,733

4.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Trust Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

14

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the tax year ended December 31, 2007:

Fund	Interest- Related Dividends
Government Money Market	$7,312,759
Institutional Money Market	279,076,499
Prime Money Market	429,046,862
Treasury Money Market	7,891,235

15

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER MEETING RESULTS (Unaudited)

The Special Meeting of Shareholders of Barclays Global Investors Funds (the “Trust”) was held on November 16, 2007. At the Special Meeting, the following matters were voted upon and approved by the shareholders. The results of the voting are presented below. Each vote represents one dollar of the value of shares outstanding on the record date for the Meeting.

Proposal 1*

	Votes For	Votes Withheld
To elect the eight nominees specified below as Trustees of the Trust.
Mary G.F. Bitterman	12,203,177,181	54,857,534
A. John Gambs	12,203,446,326	54,588,389
Lee T. Kranefuss	12,203,552,030	54,482,685
Hayne E. Leland	12,203,587,382	54,447,333
Jeffrey M. Lyons	12,204,148,710	53,886,005
Wendy Paskin-Jordan	12,197,903,596	60,131,119
Leo Soong	12,202,502,041	55,532,674
H. Michael Williams	12,202,709,434	55,325,281

Ms. Bitterman, Ms. Paskin-Jordan and Messrs. Gambs, Kranefuss and Soong previously served as Trustees of the Trust and were reelected. Messrs. Leland, Lyons and Williams were newly elected.

Proposal 2

This proposal is not applicable to the Funds in this shareholder report.

Proposal 3

This proposal is not applicable to the Funds in this shareholder report.

Proposal 4

This proposal is not applicable to the Funds in this shareholder report.

*	Denotes Trust-wide proposal and voting results.

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), Barclays Foundry Investment Trust (“BFIT”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of BGIF, also serves as a Trustee for MIP and iShares Trust and as a Director of iShares, Inc., and oversees 175 portfolios within the fund complex. Each other Trustee of BGIF also serves as a Trustee of MIP and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

BGIF’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

*Lee T. Kranefuss, 1961	Trustee (since 2001) and Chairperson of the Board (since 2007).	Chief Executive Officer (since 2003) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 1960	Trustee and President (since 2007).	Head (since 2006) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of BFIT and MIP; Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolios and BGI, the parent company of BGFA and the administrator of the Master Portfolios. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

17

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Mary G. F. Bitterman, 1944	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

A. John Gambs, 1945	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of MIP.

Hayne E. Leland, 1941	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of MIP.

Jeffrey M. Lyons, 1955	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of MIP.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of MIP; Director (since 2001) of the California State Automobile Association; Director (since 2001) of Maier Siebel Baber.

Leo Soong, 1946	Trustee (since 2000) and Lead Independent Trustee (since 2006).	President (since 2002) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies); Managing Director (since 1989) of CG Roxane LLC (water company).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

18

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Director (since 2007) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Eilleen M. Clavere, 1952	Secretary (since 2007).	Head (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Stephen Monroe, 1960	Executive Vice President (since 2007).	Global Head (since 2006) of Cash Management of BGI; Managing Director (1997-2006) of National Sales Manager, JP Morgan Securities, Inc.	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 1970	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI; U.S. Liquidity Manager (2000-2002) of BGI.	None.

Alan Mason, 1960	Vice President (since 2007).	Head (since 2006) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

19

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.02%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $21,005,250 (collateralized by U.S. government obligations, value $21,420,000, 4.50% to 5.63%, 9/20/34 to 7/20/37).	$21,000,000	$21,000,000
Bank of America N.A. Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $20,005,000 (collateralized by U.S. government obligations, value $20,400,000, 5.00%, 6/1/35).	20,000,000	20,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $21,005,250 (collateralized by U.S. government obligations, value $21,423,111, 3.76% to 8.15%, 3/1/24 to 10/1/43).	21,000,000	21,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $20,005,278 (collateralized by U.S. government obligations, value $20,400,000, 4.18% to 7.89%, 1/1/11 to 11/1/36).	20,000,000	20,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $15,863,097 (collateralized by U.S. government obligations, value $16,181,176, 3.96% to 8.36%, 1/1/19 to 8/1/42).	15,859,000	15,859,000
Merrill Lynch & Co. Inc. Tri-Party 4.49%, dated 12/31/07, due 1/2/08, maturity value $10,002,494 (collateralized by U.S. government obligations, value $10,303,021, 0.00% to 6.00%, 12/18/31 to 5/15/37).	10,000,000	10,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $107,859,000)		107,859,000

TOTAL INVESTMENTS IN SECURITIES – 100.02%
(Cost: $107,859,000)		107,859,000

Other Assets, Less Liabilities – (0.02)%		(23,725)

NET ASSETS – 100.00%		$107,835,275

The accompanying notes are an integral part of these financial statements.

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 7.64%
Banco Bilbao Vizcaya Argentaria SA
5.36%, 01/10/08	$150,000,000	$150,000,183
Credit Suisse First Boston NY
4.93%, 10/09/08	275,000,000	275,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	150,000,000	150,000,000
Royal Bank of Canada
4.79%, 06/30/08	275,000,000	274,767,464
Royal Bank of Scotland NY
5.17%, 07/03/08	70,000,000	69,944,021
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08	65,000,000	65,000,000
Societe Generale NY
4.51%, 11/21/08	75,000,000	75,006,475
4.80%, 03/28/08	40,000,000	39,993,330
5.27%, 05/14/08	65,000,000	65,000,000
Toronto-Dominion Bank (The)
5.10%, 03/31/08	500,000,000	500,012,179
UBS AG/Stamford Branch
5.09%, 03/27/08	400,000,000	400,000,000
UniCredito Italiano NY
4.81%, 05/02/08	200,000,000	200,006,618

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $2,404,730,270)		2,404,730,270

COMMERCIAL PAPER – 28.79%
Amstel Funding Corp.
5.75%, 01/23/08(a)	300,000,000	298,945,834
Amsterdam Funding Corp.
4.25%, 01/02/08(a)	222,515,000	222,488,731
4.95%, 02/14/08(a)	150,000,000	149,092,500
Atlantic Asset Securitization Corp.
4.92%, 02/12/08(a)	102,717,000	102,127,404
4.92%, 02/13/08(a)	61,048,000	60,689,241
5.20%, 03/20/08(a)	200,000,000	197,717,778
5.90%, 01/15/08(a)	100,000,000	99,770,555
5.90%, 01/17/08(a)	250,000,000	249,344,444
Bank of Ireland
4.65%, 04/25/08	35,000,000	34,480,104
Barton Capital Corp.
4.85%, 02/04/08(a)	100,000,000	99,541,945
4.95%, 02/01/08(a)	150,000,000	149,360,625
CAFCO LLC
4.67%, 05/12/08(a)	175,000,000	172,006,625
4.86%, 02/08/08(a)	100,000,000	99,487,000
4.90%, 02/22/08(a)	200,000,000	198,584,445
5.45%, 02/19/08(a)	150,000,000	148,887,291

Security	Face Amount	Value
Cancara Asset Securitisation Ltd.
4.78%, 02/19/08(a)	$100,000,000	$99,349,389
4.90%, 02/15/08(a)	100,000,000	99,387,500
5.03%, 01/28/08(a)	100,000,000	99,622,750
5.10%, 02/21/08(a)	150,000,000	148,916,249
5.15%, 03/13/08(a)	114,000,000	112,825,800
5.16%, 01/15/08(a)	300,000,000	299,398,000
Chariot Funding LLC
4.25%, 01/02/08(a)	51,013,000	51,006,978
5.10%, 03/17/08(a)	212,771,000	210,480,165
5.75%, 01/16/08(a)	256,304,000	255,689,938
Charta LLC
4.95%, 02/15/08(a)	175,000,000	173,917,187
5.45%, 02/14/08(a)	200,000,000	198,667,777
5.82%, 01/25/08(a)	140,000,000	139,456,800
Concord Minutemen Capital Co. LLC
5.20%, 01/14/08(a)	77,773,000	77,626,960
CRC Funding LLC
4.67%, 05/12/08(a)	125,000,000	122,861,875
4.86%, 02/08/08(a)	150,000,000	149,230,500
4.90%, 02/22/08(a)	175,000,000	173,761,389
5.45%, 02/14/08(a)	150,000,000	149,000,833
Edison Asset Securitization LLC
4.66%, 06/17/08(a)	200,000,000	195,650,667
Falcon Asset Securitization Co. LLC
4.25%, 01/02/08(a)	40,000,000	39,995,278
5.45%, 02/20/08(a)	57,000,000	56,568,542
General Electric Capital Corp.
4.39%, 08/25/08	140,000,000	135,953,883
General Electric Capital Services Inc.
4.39%, 08/25/08	140,000,000	135,953,883
Grampian Funding LLC
4.85%, 02/07/08(a)	150,000,000	149,252,292
5.03%, 01/28/08(a)	150,000,000	149,434,125
Jupiter Securitization Corp.
4.80%, 01/11/08(a)	50,000,000	49,933,333
Lexington Parker Capital Co. LLC
5.12%, 02/22/08(a)	156,121,000	154,966,399
Morgan Stanley
4.69%, 05/05/08	85,000,000	83,615,799
4.71%, 04/28/08	120,000,000	118,147,400
Nationwide Building Society
5.20%, 01/16/08	125,000,000	124,728,906
Nordea North America Inc.
4.74%, 06/23/08	250,000,000	244,272,500
Park Avenue Receivables Corp.
5.75%, 01/15/08(a)	250,000,000	249,440,973
Ranger Funding Co. LLC
4.80%, 01/28/08(a)	100,000,000	99,640,000
4.93%, 02/15/08(a)	162,513,000	161,511,513
5.45%, 03/14/08(a)	175,000,000	173,067,781
Sedna Finance Inc.
5.51%, 02/01/08(a)(d)	18,500,000	18,412,222
Sigma Finance Inc.
5.09%, 02/12/08(a)(d)	100,000,000	99,406,750
5.10%, 01/10/08(a)(d)	150,000,000	149,808,938

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Societe Generale North America Inc.
4.78%, 02/01/08	$150,000,000	$149,382,584
5.20%, 01/14/08	25,000,000	24,953,055
Tango Finance Corp.
5.21%, 01/15/08(a)(d)	54,000,000	53,890,695
Thames Asset Global Securitization No. 1 Inc.
5.75%, 01/17/08(a)	316,748,000	315,938,533
Tulip Funding Corp.
4.85%, 02/06/08(a)	200,000,000	199,030,000
4.92%, 02/12/08(a)	200,000,000	198,852,000
UBS Finance Delaware LLC
4.95%, 03/25/08	25,000,000	24,711,250
5.25%, 03/17/08	275,000,000	271,954,986
Westpac Securities NZ Ltd.
5.20%, 01/09/08(a)	100,000,000	99,884,333
Windmill Funding Corp.
4.25%, 01/02/08(a)	47,000,000	46,994,451
Yorktown Capital LLC
5.45%, 03/14/08(a)	250,000,000	247,239,688

TOTAL COMMERCIAL PAPER
(Cost: $9,066,317,371)		9,066,317,371

MEDIUM-TERM NOTES – 4.06%
Asscher Finance Corp.
5.42%, 06/25/08(a)(d)	100,000,000	100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08(a)(d)	100,000,000	99,998,004
5.40%, 02/05/08(a)(d)	25,000,000	25,000,000
Dorada Finance Inc.
5.32%, 05/29/08(a)(d)	115,000,000	114,997,652
General Electric Capital Corp.
4.92%, 01/24/08	60,000,000	60,002,463
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	100,000,000	100,000,000
5.46%, 06/09/08(b)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08(a)(d)	130,000,000	130,000,000
Monumental Global Funding III
5.21%, 08/29/08(a)	150,000,000	150,000,000
Sedna Finance Inc.
5.33%, 02/29/08(a)(d)	100,000,000	100,000,000
Zela Finance Inc.
5.41%, 06/25/08(a)(d)	150,000,000	149,992,786

TOTAL MEDIUM-TERM NOTES
(Cost: $1,279,990,905)		1,279,990,905

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 28.06%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $23,005,750 (collateralized by U.S. government obligations, value $23,460,000, 5.00%, 7/1/35).	$23,000,000	$23,000,000
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $300,075,000 (collateralized by U.S. government obligations, value $306,000,000, 5.00% to 6.00%, 3/1/34 to 5/1/35).	300,000,000	300,000,000
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $40,010,000 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 8/1/33).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 4.57%, dated 12/31/07, due 1/2/08, maturity value $194,049,254 (collateralized by non-U.S. government debt securities, value $199,820,001, 4.50% to 8.00%, 1/15/09 to 11/15/27).	194,000,000	194,000,000
Bank of America N.A. Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $468,117,000 (collateralized by U.S. government obligations, value $477,360,000, 5.00%, 6/1/35).	468,000,000	468,000,000
Bank of America N.A. Tri-Party 4.67%, dated 12/31/07, due 1/2/08, maturity value $465,120,642 (collateralized by non-U.S. government debt securities, value $511,500,001, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000
Bank of America N.A. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $485,126,639 (collateralized by non-U.S. government debt securities, value $533,500,001, 0.00% to 10.00%, 2/23/36).	485,000,000	485,000,000
Bear Stearns Companies Inc. (The) Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $400,104,444 (collateralized by U.S. government obligations, value $408,003,441, 4.50% to 8.25%, 7/1/08 to 1/1/38).	400,000,000	400,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Citigroup Global Financial Products Inc. Tri-Party 4.70%,dated 12/31/07, due 1/2/08, maturity value $20,005,222 (collateralized by non-U.S. government debt securities, value $22,565,871, 0.00% to 10.00%, 2/9/17 to 12/4/37).	$20,000,000	$20,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 4.62%, dated 12/31/07, due 1/2/08, maturity value $550,141,167 (collateralized by non-U.S. government debt securities, value $577,500,000, 4.64% to 7.63%, 10/1/10 to 12/10/49).	550,000,000	550,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $200,050,000 (collateralized by U.S. government obligations, value $204,004,656, 3.38% to 7.00%, 4/15/08 to 7/15/32).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $23,005,750 (collateralized by U.S. government obligations, value $23,462,899, 4.37% to 6.61%, 2/1/31 to 12/1/37).	23,000,000	23,000,000
Credit Suisse First Boston Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $500,129,167 (collateralized by non-U.S. government debt securities, value $515,003,643, 4.40% to 9.82%, 3/1/08 to 6/15/37).	500,000,000	500,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $24,006,333 (collateralized by U.S. government obligations, value $24,720,001, 0.00% to 5.62%, 7/25/32 to 8/25/37).	24,000,000	24,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $300,079,167 (collateralized by U.S. government obligations, value $309,000,000, 0.00% to 10.00%, 12/15/16 to 5/15/37).	300,000,000	300,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $312,186,414 (collateralized by non-U.S. government debt securities, value $327,712,351, 4.87% to 6.50%, 4/25/21 to 9/25/46).	312,107,000	312,107,000

Security (Continued)	Face Amount	Value
Goldman Sachs Group Inc. (The) Tri-Party 4.68%, dated 12/31/07, due 1/2/08, maturity value $630,163,800 (collateralized by non-U.S. government debt securities, value $661,500,001, 0.00% to 10.00%, 8/15/11 to 12/10/49).	$630,000,000	$630,000,000
Greenwich Capital Markets Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $400,104,444 (collateralized by non-U.S. government debt securities, value $441,053,661, 0.00% to 10.27%, 2/1/08 to 8/18/38).	400,000,000	400,000,000
HSBC Securities Inc. Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $100,025,444 (collateralized by non-U.S. government debt securities, value $105,002,466, 0.01% to 6.47%, 5/16/11 to 6/15/27).	100,000,000	100,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $105,026,833 (collateralized by non-U.S. government debt securities, value $107,101,629, 0.00%, 3/7/08 to 4/2/08).	105,000,000	105,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $200,051,111 (collateralized by non-U.S. government debt securities, value $210,000,959, 1.82% to 8.33%, 12/15/18 to 2/15/51).	200,000,000	200,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $300,076,667 (collateralized by non-U.S. government debt securities, value $315,001,836, 0.03% to 7.32%, 12/15/10 to 2/15/51).	300,000,000	300,000,000
JP Morgan Securities Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $350,090,417 (collateralized by non-U.S. government debt securities, value $367,502,763, 1.63% to 10.25%, 2/1/08 to 7/15/37).	350,000,000	350,000,000
JP Morgan Securities Inc. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $300,079,167 (collateralized by U.S. government obligations, value $309,003,784, 2.21% to 10.62%, 10/16/17 to 3/25/47).	300,000,000	300,000,000

23

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Lehman Brothers Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $180,046,000 (collateralized by non-U.S. government debt securities, value $189,000,320, 0.00% to 7.93%, 11/16/09 to 9/25/47).	$180,000,000	$180,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $28,148,270 (collateralized by U.S. government obligations, value $28,705,239, 3.95% to 8.31%, 1/1/11 to 4/1/47).	28,141,000	28,141,000
Lehman Brothers Holdings Inc. Tri-Party 5.00%, dated 12/31/07, due 1/4/08, maturity value $285,158,333 (collateralized by non-U.S. government debt securities, value $299,250,851, 0.00% to 7.87%, 9/25/47 to 11/17/13).	285,000,000	285,000,000
Merrill Lynch & Co. Inc. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $309,246,727 (collateralized by non-U.S. government debt securities, value $318,445,440, 0.00% to 8.63%, 3/12/08 to 12/16/36).	309,166,000	309,166,000
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 12/31/07, due 1/18/08, maturity value $426,136,875 (collateralized by non-U.S. government debt securities, value $437,751,188, 4.50% to 8.75%, 4/15/09 to 7/15/29)(b)	425,000,000	425,000,000
Morgan Stanley Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $200,051,667 (collateralized by non-U.S. government debt securities, value $210,024,813, 4.70% to 7.30%, 12/15/14 to 6/11/49).	200,000,000	200,000,000
Morgan Stanley Tri-Party 4.70%, dated 12/31/07,due 1/5/09, maturity value $335,499,556 (collateralized by non-U.S. government debt securities, value $374,601,106, 0.00% to 10.00%, 1/1/08 to 12/31/38)(b)	320,000,000	320,000,000
Wachovia Capital Tri-Party 4.65%, dated 12/31/07,due 1/2/08, maturity value $400,103,333 (collateralized by non-U.S. government debt securities, value $420,000,001, 0.00% to 10.00%, 11/18/08 to 2/15/51).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $8,836,414,000)		8,836,414,000

Security	Face Amount	Value

TIME DEPOSITS – 6.34%
Bank of Montreal
0.25%, 01/02/08	$200,000,000	$200,000,000
Danske Bank
4.75%, 01/02/08	300,000,000	300,000,000
Deutsche Bank AG
0.25%, 01/02/08	300,000,000	300,000,000
ING Bank
4.56%, 01/02/08	288,000,000	288,000,000
Regions Bank
4.00%, 01/02/08	350,000,000	350,000,000
U.S. Bank N.A.
0.75%, 01/02/08	205,998,000	205,998,000
Wells Fargo Bank N.A.
0.25%, 01/02/08	3,754,000	3,754,000
4.00%, 01/02/08	350,000,000	350,000,000

TOTAL TIME DEPOSITS
(Cost: $1,997,752,000)		1,997,752,000

VARIABLE & FLOATING RATE NOTES – 24.81%
AIG Matched Funding Corp.
4.93%, 06/20/08(a)	20,000,000	19,999,903
Aire Valley Mortgages PLC Series 2007-1A Class 1A1
4.94%, 04/21/08(a)	75,000,000	75,000,000
Allstate Life Global Funding II
4.90%, 10/27/08(a)	140,000,000	140,020,433
5.09%, 11/14/08(a)	65,000,000	65,020,200
5.12%, 11/15/08(a)	80,000,000	80,037,230
5.31%, 11/07/08(a)	82,000,000	82,017,973
Allstate Life Global Funding Trusts
4.90%, 09/26/08	64,500,000	64,408,933
5.24%, 09/04/08	125,000,000	124,925,513
American Express Bank
5.04%, 05/16/08	247,500,000	247,527,230
American Express Credit Corp.
4.95%, 10/17/08	5,000,000	4,986,818
5.35%, 03/05/08	30,000,000	30,006,097
ANZ National (International) Ltd. London Branch
5.26%, 09/05/08(a)	75,000,000	75,000,000
ASIF Global Financing
4.93%, 10/22/08(a)	75,000,000	74,998,413
Australia & New Zealand Banking Group Ltd.
4.92%, 10/22/08(a)	100,000,000	100,011,503
Bank of Ireland
4.86%, 09/12/08(a)	65,000,000	65,000,000
4.96%, 08/18/08(a)	70,000,000	70,000,159
4.96%, 09/19/08(a)	145,000,000	145,002,813
Bank of Scotland PLC
5.23%, 10/08/08(a)	91,700,000	91,482,645

24

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
BMW US Capital LLC
5.05%, 11/14/08(a)	$200,000,000	$200,040,664
5.25%, 09/04/08(a)	30,000,000	30,000,749
BNP Paribas
4.80%, 05/28/08	40,000,000	39,965,556
4.90%, 05/19/08(a)	185,000,000	184,998,527
Commodore CDO Ltd.
2003-2A Class A1MM
5.21%, 06/12/08(a)	28,627,589	28,627,589
Commonwealth Bank of Australia
4.92%, 09/23/08(a)	50,000,000	50,007,733
Credit Agricole SA
5.14%, 08/26/08(a)	100,000,000	99,994,757
Cullinan Finance Corp.
5.01%, 01/15/08(a)(d)	75,000,000	74,999,715
DEPFA Bank PLC
5.05%, 07/15/08	200,000,000	200,023,298
Dexia Credit SA NY
4.80%, 09/29/08	17,100,000	17,056,802
Fifth Third Bancorp
4.91%, 08/22/08(a)	200,000,000	200,019,394
Florida Heart Group PA/Florida
Heart Group Holdings
5.11%, 01/01/08	8,430,000	8,430,000
Granite Master Issuer PLC
Series 2005-3 Class A
4.95%, 08/20/08(a)	375,000,000	375,000,000
Guiding Light Church
5.11%, 01/01/08	10,400,000	10,400,000
Hartford Life Global Funding Trust
5.07%, 11/15/08	100,000,000	100,023,290
HBOS Treasury Services PLC
4.95%, 06/24/08(a)	150,000,000	150,033,051
ING USA Annuity & Life Insurance Co.
5.33%, 01/10/08(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.11%, 01/02/08	46,000,000	46,000,000
JP Morgan Securities Inc.
4.59%, 01/28/08(b)	300,000,000	300,000,000
JPMorgan Chase & Co.
5.22%, 09/02/08	150,000,000	150,000,309
Kommunalkredit Austria AG
5.25%, 08/08/08(a)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.11%, 01/02/08	11,000,000	11,000,000
Leafs LLC
4.95%, 01/22/08(a)	94,955,925	94,955,925
4.95%, 02/20/08(a)	48,639,783	48,639,783
Lloyds TSB Group PLC
5.11%, 10/06/08(a)	15,000,000	14,980,290
5.22%, 09/06/08(a)	54,400,000	54,316,477
Lothian Mortgages Master Issuer PLC
Series 2006-1A Class A1
4.88%, 04/24/08(a)	90,707,805	90,695,641
Marshall & Ilsley Bank
5.06%, 09/12/08	115,000,000	115,005,639

Security	Face Amount	Value
MetLife Insurance Co. of Connecticut
4.99%, 08/18/08(b)	$50,000,000	$50,000,000
Metropolitan Life Global Funding I
4.89%, 08/21/08(a)	75,000,000	75,000,000
5.13%, 09/12/08(a)	40,000,000	40,026,119
5.28%, 12/05/08(a)	150,000,000	150,042,375
Metropolitan Life Insurance Co.
5.29%, 07/18/08(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding
4.96%, 02/01/08(b)	50,000,000	50,000,000
Natexis Banques Populaires
5.05%, 09/12/08	125,000,000	125,009,035
National Australia Bank Ltd.
5.23%, 10/01/08(a)	37,500,000	37,459,383
National City Bank (Ohio)
4.70%, 08/13/08	150,000,000	150,000,000
Nationwide Building Society
4.92%, 07/27/08(a)	315,000,000	315,097,142
5.30%, 10/06/08(a)	165,000,000	165,056,324
Natixis SA
4.90%, 09/08/08(a)	100,000,000	100,003,008
Newcastle CDO Ltd.
Series 2005-6A Class IM1
4.92%, 04/24/08(a)	35,250,000	35,244,599
Newcastle CDO Ltd.
Series 2005-6A Class IM2
4.92%, 01/24/08(a)	65,000,000	64,998,843
Nordea Bank AB
5.26%, 09/10/08(a)	225,000,000	225,024,688
Northern Rock PLC
5.29%, 08/01/08(a)	190,000,000	190,046,613
Paragon Mortgages PLC
Series 15A Class A1
5.03%, 07/15/08(a)	177,551,028	177,551,028
Pricoa Global Funding I
4.87%, 08/27/08(a)	200,000,000	200,001,278
5.16%, 01/25/08(a)	20,000,000	20,000,763
5.21%, 09/12/08(a)	10,000,000	9,991,783
Royal Bank of Canada
5.22%, 09/05/08(a)	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
5.02%, 09/17/08	150,000,000	150,010,350
Societe Generale
5.23%, 08/29/08(a)	30,000,000	30,000,000
Trap Rock Industries Inc.
5.11%, 01/02/08	18,350,000	18,350,000
Trinitas Hospital
5.11%, 01/02/08	14,675,000	14,675,000
Union Hamilton Special Funding LLC
5.14%, 03/28/08(a)	150,000,000	150,000,000
Wachovia Bank Commercial
Mortgage Trust Series 2007-C32
Class A4M
5.03%, 07/17/08(a)	54,273,000	54,273,000

25

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
5.05%, 07/17/08(a)	$187,623,000	$187,623,000
Wells Fargo & Co.
5.11%, 10/14/08	50,000,000	50,015,236
Westpac Banking Corp.
4.89%, 08/14/08(a)	100,000,000	100,000,000
5.20%, 10/10/08	70,000,000	70,000,000
White Pine Finance LLC
4.86%, 05/19/08(a)(c)(d)	37,000,000	36,996,565
4.93%, 06/20/08(a)(c)(d)	75,000,000	74,995,701
5.20%, 06/02/08(a)(c)(d)	70,000,000	69,994,164
World Savings Bank FSB
4.98%, 06/20/08	80,000,000	80,044,611

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $7,813,191,660)		7,813,191,660

TOTAL INVESTMENTS IN SECURITIES – 99.70%
(Cost: $31,398,396,206)		31,398,396,206

Other Assets, Less Liabilities – 0.30%		94,007,572

NET ASSETS – 100.00%		$31,492,403,778

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	See Note 5.
(d)	Security issued by a Structured Investment Vehicle.

The accompanying notes are an integral part of these financial statements.

26

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 9.52%
Banco Bilbao Vizcaya Argentaria SA
5.36%, 01/10/08	$50,000,000	$50,000,061
Bank of Scotland
4.98%, 07/07/08	135,000,000	135,000,000
Credit Suisse First Boston NY
4.93%, 10/09/08	110,000,000	110,000,000
5.40%, 07/10/08	100,000,000	100,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	60,000,000	60,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	50,000,000	50,000,000
Royal Bank of Canada
4.79%, 06/30/08	100,000,000	99,915,441
Royal Bank of Scotland NY
5.17%, 07/03/08	70,000,000	69,944,022
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08	35,000,000	35,000,000
Societe Generale NY
4.51%, 11/21/08	25,000,000	25,002,158
4.80%, 03/28/08	45,000,000	44,992,496
5.05%, 04/03/08	135,000,000	135,000,000
5.27%, 05/14/08	35,000,000	35,000,000
Westpac Banking Corp.
5.38%, 04/09/08	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,049,854,178)		1,049,854,178

COMMERCIAL PAPER – 29.62%
Amsterdam Funding Corp.
4.95%, 02/14/08(a)	100,000,000	99,395,000
Barton Capital Corp.
4.85%, 02/04/08(a)	100,000,000	99,541,945
CAFCO LLC
4.67%, 05/12/08(a)	25,000,000	24,572,375
4.86%, 02/08/08(a)	150,000,000	149,230,500
4.90%, 02/22/08(a)	50,000,000	49,646,111
5.45%, 02/19/08(a)	125,000,000	124,072,743
Cancara Asset Securitisation Ltd.
4.90%, 02/15/08(a)	150,000,000	149,081,250
5.10%, 02/21/08(a)	75,000,000	74,458,125
Charta LLC
4.95%, 02/15/08(a)	75,000,000	74,535,937
Concord Minutemen Capital Co. LLC
5.20%, 01/14/08(a)	25,000,000	24,953,055
CRC Funding LLC
4.67%, 05/12/08(a)	75,000,000	73,717,125
4.86%, 02/08/08(a)	100,000,000	99,487,000
4.90%, 02/22/08(a)	75,000,000	74,469,167
5.45%, 02/14/08(a)	75,000,000	74,500,416
Falcon Asset Securitization Co. LLC
5.45%, 02/20/08(a)	20,000,000	19,848,611
General Electric Capital Corp.
4.39%, 08/25/08	60,000,000	58,265,950

Security	Face Amount	Value
General Electric Capital Services Inc.
4.39%, 08/25/08	$60,000,000	$58,265,950
Grampian Funding LLC
4.85%, 02/07/08(a)	250,000,000	248,753,819
Jupiter Securitization Corp.
4.80%, 01/11/08(a)	50,000,000	49,933,333
Morgan Stanley
4.69%, 05/05/08	45,000,000	44,267,188
4.71%, 04/28/08	50,000,000	49,228,084
Nationwide Building Society
5.20%, 01/16/08	75,000,000	74,837,344
Ranger Funding Co. LLC
4.80%, 01/28/08(a)	100,000,000	99,640,000
4.93%, 02/15/08(a)	75,000,000	74,537,812
5.45%, 03/14/08(a)	60,575,000	59,906,176
Sedna Finance Inc.
5.51%, 02/01/08(a)(d)	3,500,000	3,483,393
Sigma Finance Inc.
5.09%, 02/12/08(a)(d)	50,000,000	49,703,375
5.10%, 01/10/08(a)(d)	90,000,000	89,885,363
Societe Generale North America Inc.
4.78%, 02/01/08	150,000,000	149,382,584
5.20%, 01/14/08	25,000,000	24,953,055
Thames Asset Global Securitization No. 1 Inc.
5.20%, 01/07/08(a)	125,000,000	124,891,667
Tulip Funding Corp.
4.85%, 02/06/08(a)	300,000,000	298,545,000
UBS Finance Delaware LLC
4.95%, 03/25/08	175,000,000	172,978,750
5.25%, 03/17/08	225,000,000	222,508,625
Yorktown Capital LLC
5.45%, 03/14/08(a)	100,000,000	98,895,875

TOTAL COMMERCIAL PAPER
(Cost: $3,264,372,703)		3,264,372,703

MEDIUM-TERM NOTES – 4.45%
Asscher Finance Corp.
5.42%, 06/25/08(a)(d)	50,000,000	50,000,000
Cullinan Finance Corp.
5.37%, 06/05/08(a)(d)	70,000,000	69,998,508
5.40%, 02/05/08(a)(d)	75,000,000	75,000,000
General Electric Capital Corp.
4.92%, 01/24/08	65,000,000	65,000,000
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	50,000,000	50,000,000
5.46%, 06/09/08(b)	100,000,000	100,000,000
Monumental Global Funding III
5.21%, 08/29/08(a)	50,000,000	50,000,000
Sedna Finance Inc.
5.34%, 03/05/08(a)(d)	30,000,000	30,000,000

TOTAL MEDIUM-TERM NOTES
(Cost: $489,998,508)		489,998,508

27

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 26.63%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $40,010,000 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 3/1/35).	$40,000,000	$40,000,000
Banc of America Securities LLC Tri-Party 4.57%, dated 12/31/07, due 1/2/08, maturity value $300,076,167 (collateralized by non-U.S. government debt securities, value $316,100,602, 3.63% to 9.80%, 3/17/08 to 2/15/28).	300,000,000	300,000,000
Bank of America N.A. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $210,054,833 (collateralized by non-U.S. government debt securities, value $231,000,001, 0.00% to 10.00%, 2/23/36).	210,000,000	210,000,000
Bear Stearns Companies Inc. (The) Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $200,052,222 (collateralized by U.S. government obligations, value $204,003,664, 4.00% to 8.00%, 10/1/08 to 1/1/38).	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $150,038,333 (collateralized by non-U.S. government debt securities, value $155,499,346, 5.34% to 7.70%, 10/15/09 to 5/25/27).	150,000,000	150,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $200,052,778 (collateralized by U.S. government obligations, value $206,000,000, 5.05% to 5.33%, 5/1/36 to 7/25/37).	200,000,000	200,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $200,052,778 (collateralized by U.S. government obligations, value $206,000,000, 5.28% to 5.47%, 7/15/36 to 10/25/37).	200,000,000	200,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $200,050,889 (collateralized by non-U.S. government debt securities, value $210,000,001, 5.37% to 6.50%, 7/25/37 to 7/10/38).	200,000,000	200,000,000

Security	Face Amount	Value
Goldman Sachs Group Inc. (The) Tri-Party 4.68%, dated 12/31/07, due 1/2/08, maturity value $170,044,200 (collateralized by non-U.S. government debt securities, value $178,500,001, 0.00% to 10.00%, 6/6/20 to 3/15/45).	$170,000,000	$170,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $200,051,111 (collateralized by non-U.S. government debt securities, value $210,000,500, 4.21% to 7.69%, 12/15/18 to 2/15/51).	200,000,000	200,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $45,011,500 (collateralized by non-U.S. government debt securities, value $45,904,398, 0.00% to 10.00%, 1/31/08).	45,000,000	45,000,000
JP Morgan Securities Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $150,038,750 (collateralized by non-U.S. government debt securities, value $153,003,024, 0.00% to 10.00%, 1/17/08 to 3/31/08).	150,000,000	150,000,000
JP Morgan Securities Inc. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $200,052,778 (collateralized by U.S. government obligations, value $206,001,856, 0.00% to 6.23%, 5/25/11 to 4/16/44).	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $170,043,444 (collateralized by non-U.S. government debt securities, value $178,500,465, 2.13% to 6.38%, 6/25/33 to 2/25/47).	170,000,000	170,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.63%, dated 12/31/07, due 1/2/08, maturity value $200,051,444 (collateralized by non-U.S. government debt securities, value $210,003,424, 0.00% to 10.00%, 10/1/09 to 8/1/39).	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.00%, dated 12/31/07, due 1/4/08, maturity value $125,069,444 (collateralized by non-U.S. government debt securities, value $131,251,274, 5.17% to 5.82%, 12/25/35 to 6/25/37).	125,000,000	125,000,000

28

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 12/31/07, due 1/18/08, maturity value $175,468,125 (collateralized by non-U.S. government debt securities, value $180,251,149, 5.20% to 6.75%, 3/1/11 to 7/3/17)(b)	$175,000,000	$175,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $2,935,000,000)		2,935,000,000

TIME DEPOSITS – 3.19%
Branch Banking & Trust
0.25%, 01/02/08	100,000,000	100,000,000
Danske Bank
4.75%, 01/02/08	200,000,000	200,000,000
Wells Fargo Bank N.A.
0.25%, 01/02/08	51,776,000	51,776,000

TOTAL TIME DEPOSITS
(Cost: $351,776,000)		351,776,000

VARIABLE & FLOATING RATE NOTES – 26.22%
AIG Matched Funding Corp.
4.93%, 06/20/08(a)	9,000,000	8,999,956
4.99%, 06/16/08(a)	10,000,000	9,999,914
Aire Valley Mortgages PLC
Series 2007-1A Class 1A1
4.94%, 04/21/08(a)	45,000,000	45,000,000
Allstate Life Global Funding II
4.90%, 10/27/08(a)	160,000,000	160,003,016
5.09%, 11/14/08(a)	85,000,000	85,015,652
5.31%, 11/07/08(a)	58,000,000	58,004,683
Allstate Life Global Funding Trusts
5.24%, 09/04/08	45,000,000	45,000,000
Arkle Master Issuer PLC
Series 2007-1A Class 1A
5.01%, 05/19/08(a)	125,000,000	125,000,000
ASIF Global Financing
3.90%, 10/22/08(a)	15,670,000	15,529,432
4.93%, 10/22/08(a)	75,000,000	74,998,413
Bank of Ireland
4.86%, 09/12/08(a)	35,000,000	35,000,000
BNP Paribas
4.80%, 05/28/08	20,000,000	19,982,778
Citigroup Global Markets
Holdings Inc.
5.25%, 01/25/08	350,000,000	350,000,000
DEPFA Bank PLC
5.05%, 07/15/08	50,000,000	50,000,000
Deutsche Bank AG
5.20%, 09/30/08	100,000,000	99,995,333

Security	Face Amount	Value
Granite Master Issuer PLC
Series 2005-3 Class A
4.95%, 08/20/08(a)	$125,000,000	$125,000,000
Hartford Life Global Funding Trust
5.07%, 11/15/08	100,000,000	100,000,000
ING USA Annuity & Life Insurance Co.
5.33%, 01/10/08(b)	45,000,000	45,000,000
Leafs LLC
4.95%, 01/22/08(a)	50,963,578	50,963,578
Metropolitan Life Global Funding I
5.13%, 09/12/08(a)	40,000,000	40,026,119
5.28%, 12/05/08(a)	139,680,000	139,684,390
Metropolitan Life Insurance Co.
5.16%, 07/25/08(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding
5.31%, 08/01/08(b)	15,000,000	15,000,000
Morgan Stanley
5.35%, 12/03/08	100,000,000	100,000,000
National Australia Bank Ltd.
5.23%, 10/01/08(a)	12,500,000	12,486,461
Nationwide Building Society
4.92%, 07/27/08(a)	50,000,000	50,000,000
5.30%, 10/06/08(a)	135,000,000	135,011,393
Newcastle CDO Ltd.
Series 2005-6A Class IM1
4.92%, 04/24/08(a)	45,000,000	44,993,104
Newcastle CDO Ltd.
Series 2005-6A Class IM2
4.92%, 01/24/08(a)	35,000,000	34,999,558
Paragon Mortgages PLC
Series 15A Class A1
5.03%, 07/15/08(a)	59,183,676	59,183,676
Rabobank Nederland NV NY
4.85%, 11/14/08(a)	140,000,000	140,000,000
Royal Bank of Canada
5.22%, 09/05/08(a)	100,000,000	100,000,000
Royal Bank of Scotland PLC
5.23%, 07/21/08(a)	20,000,000	20,005,417
Societe Generale
5.23%, 08/29/08(a)	5,000,000	4,994,674
UBS AG/Stamford Branch
5.00%, 08/15/08	100,000,000	100,000,000
Union Hamilton Special Funding LLC
5.14%, 03/28/08(a)	100,000,000	100,000,000
Wachovia Bank Commercial
Mortgage Trust Series 2007-C32
Class A4M
5.03%, 07/17/08(a)	23,000,000	23,000,000
Wachovia Bank Commercial
Mortgage Trust Series 2007-C32
Class AMM
5.05%, 07/17/08(a)	80,000,000	80,000,000
Wachovia Bank N.A.
5.20%, 10/03/08	31,200,000	31,179,726

29

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2007

Security	Face Amount	Value
White Pine Finance LLC
4.93%, 06/20/08(a)(c)(d)	$35,000,000	$34,997,994
Wind Master Trust Series 2007-K1 Class A1
4.87%, 03/25/08(a)(b)	27,452,000	27,452,000
World Savings Bank FSB
4.98%, 06/20/08	44,000,000	44,024,536

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,890,531,803)		2,890,531,803

TOTAL INVESTMENTS IN SECURITIES – 99.63%
(Cost: $10,981,533,192)		10,981,533,192

Other Assets, Less Liabilities – 0.37%		40,747,810

NET ASSETS – 100.00%		$11,022,281,002

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	See Note 5.
(d)	Security issued by a Structured Investment Vehicle.

The accompanying notes are an integral part of these financial statements.

30

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.01%
Banc of America Securities LLC Tri-Party 0.95%, dated 12/31/07, due 1/2/08, maturity value $42,502,243 (collateralized by U.S. government obligations, value $43,350,493, 4.88%, 8/31/08 to 10/31/08).	$42,500,000	$42,500,000
Credit Suisse First Boston Tri-Party 1.40%, dated 12/31/07, due 1/2/08, maturity value $42,503,306 (collateralized by U.S. government obligations, value $43,350,869, 3.88% to 11.75%, 3/15/10 to 5/15/30).	42,500,000	42,500,000
Goldman Sachs Group Inc. (The) Tri-Party 1.10%, dated 12/31/07, due 1/2/08, maturity value $40,943,502 (collateralized by U.S. government obligations, value $41,760,225, 4.00%, 9/30/09).	40,941,000	40,941,000
Lehman Brothers Holdings Inc. Tri-Party 1.25%, dated 12/31/07, due 1/2/08, maturity value $42,502,951 (collateralized by U.S. government obligations, value $43,353,751, 3.13% to 9.50%, 1/31/08 to 2/15/37).	42,500,000	42,500,000
Merrill Lynch & Co. Inc. Tri-Party 1.00%, dated 12/31/07, due 1/2/08, maturity value $35,001,944 (collateralized by U.S. government obligations, value $35,704,158, 4.50%, 11/15/12).	35,000,000	35,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $203,441,000)		203,441,000

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $203,441,000)		203,441,000

Other Assets, Less Liabilities – (0.01)%		(18,579)

NET ASSETS – 100.00%		$203,422,421

The accompanying notes are an integral part of these financial statements.

31

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2007

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$107,859,000	100.02%
Other Net Assets	(23,725)	(0.02)

TOTAL	$107,835,275	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$9,066,317,371	28.79%
Repurchase Agreements	8,836,414,000	28.06
Variable & Floating Rate Notes	7,813,191,660	24.81
Certificates of Deposit	2,404,730,270	7.64
Time Deposits	1,997,752,000	6.34
Medium-Term Notes	1,279,990,905	4.06
Other Net Assets	94,007,572	0.30

TOTAL	$31,492,403,778	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$3,264,372,703	29.62%
Repurchase Agreements	2,935,000,000	26.63
Variable & Floating Rate Notes	2,890,531,803	26.22
Certificates of Deposit	1,049,854,178	9.52
Medium-Term Notes	489,998,508	4.45
Time Deposits	351,776,000	3.19
Other Net Assets	40,747,810	0.37

TOTAL	$11,022,281,002	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$203,441,000	100.01%
Other Net Assets	(18,579)	(0.01)

TOTAL	$203,422,421	100.00%

These tables are not part of the financial statements.

32

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$22,561,982,206	$8,046,533,192	$—
Repurchase agreements, at value and cost (Note 1)	107,859,000	8,836,414,000	2,935,000,000	203,441,000

Total investments	107,859,000	31,398,396,206	10,981,533,192	203,441,000
Cash	869	667	132	221
Receivables:
Interest	13,685	95,743,213	41,207,080	6,472

Total Assets	107,873,554	31,494,140,086	11,022,740,404	203,447,693

LIABILITIES
Payables:
Investment advisory fees (Note 2)	14,075	1,670,373	410,315	1,100
Accrued expenses:
Professional fees (Note 2)	24,204	65,935	49,087	24,172

Total Liabilities	38,279	1,736,308	459,402	25,272

NET ASSETS	$107,835,275	$31,492,403,778	$11,022,281,002	$203,422,421

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2007

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$7,565,042	$1,097,441,501	$566,335,676	$7,982,383

Total investment income	7,565,042	1,097,441,501	566,335,676	7,982,383

EXPENSES (Note 2)
Investment advisory fees	151,364	20,689,958	10,697,524	165,800
Professional fees	24,331	81,695	58,856	24,395
Independent trustees’ fees	930	86,979	62,673	1,075

Total expenses	176,625	20,858,632	10,819,053	191,270
Less expense reductions (Note 2)	(70,670)	(6,375,529)	(3,595,944)	(178,749)

Net expenses	105,955	14,483,103	7,223,109	12,521

Net investment income	7,459,087	1,082,958,398	559,112,567	7,969,862

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	—	(523,525)	(775,406)	—
Payment from affiliate (Note 2)	—	566,073	787,362	—

Net realized gain	—	42,548	11,956	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,459,087	$1,083,000,946	$559,124,523	$7,969,862

The accompanying notes are an integral part of these financial statements.

33

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,459,087	$8,595,707	$1,082,958,398	$326,145,594
Net realized gain	—	—	42,548	1,615

Net increase in net assets resulting from operations	7,459,087	8,595,707	1,083,000,946	326,147,209

Interestholder transactions:
Contributions	1,739,584,764	797,609,141	66,603,193,729	38,273,990,665
Withdrawals	(1,806,493,585)	(1,033,386,805)	(43,118,755,786)	(37,977,755,985)

Net increase (decrease) in net assets resulting from interestholder transactions	(66,908,821)	(235,777,664)	23,484,437,943	296,234,680

Increase (decrease) in net assets	(59,449,734)	(227,181,957)	24,567,438,889	622,381,889

NET ASSETS:
Beginning of year	167,285,009	394,466,966	6,924,964,889	6,302,583,000

End of year	$107,835,275	$167,285,009	$31,492,403,778	$6,924,964,889

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2007	For the year ended December 31, 2006	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$559,112,567	$505,426,117	$7,969,862	$4,303,455
Net realized gain	11,956	65,629	—	—

Net increase in net assets resulting from operations	559,124,523	505,491,746	7,969,862	4,303,455

Interestholder transactions:
Contributions	99,288,703,149	64,798,575,033	1,637,092,248	778,069,880
Withdrawals	(97,098,629,295)	(68,524,371,054)	(1,627,123,957)	(700,382,564)

Net increase (decrease) in net assets resulting from interestholder transactions	2,190,073,854	(3,725,796,021)	9,968,291	77,687,316

Increase (decrease) in net assets	2,749,198,377	(3,220,304,275)	17,938,153	81,990,771

NET ASSETS:
Beginning of year	8,273,082,625	11,493,386,900	185,484,268	103,493,497

End of year	$11,022,281,002	$8,273,082,625	$203,422,421	$185,484,268

The accompanying notes are an integral part of these financial statements.

34

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolios’ net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the $1.00 per share based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolios’ amortized cost price will result in material dilution or other unfair results to investors or existing interestholders, it will take such action as it deems appropriate.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

35

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2007, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

The Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolios’ financial statements.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.
For the year ended December 31, 2007, BGFA waived and/or credited investment advisory fees of $70,670, $6,375,529, $3,595,944 and $178,749 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is

36

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

On August 16, 2007, an affiliate of BGFA purchased a security from the Money Market Master Portfolio for cash at $249,963,125, a price in excess of the security’s then current fair value. On August 30, 2007, an affiliate of BGFA purchased a security from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $124,304,862 and $94,247,448, respectively, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statements of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Master Portfolios’ financial statements.

4.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003
Government Money Market
Ratio of expenses to average net assets(a)	0.07%	0.08%	0.03%	0.00	%(b)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%	0.11%	0.10%	0.10	%(b)	n/a
Ratio of net investment income to average net assets(a)	4.93%	4.90%	3.16%	1.93	%(b)	n/a
Total return	5.20%	5.08%	3.28%	0.64	%(b)(c)	n/a
Money Market
Ratio of expenses to average net assets	0.07%	0.08%	0.05%	0.05%		0.10%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.10%	0.10%	0.10%		n/a
Ratio of net investment income to average net assets	5.23%	4.99%	3.27%	1.40%		1.15%
Total return	5.40%	5.13%	3.28%	1.39%		1.16%
Prime Money Market
Ratio of expenses to average net assets(a)	0.07%	0.08%	0.08%	0.03%		0.03	%(d)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%	0.10%	0.10%	0.10%		0.10	%(d)
Ratio of net investment income to average net assets(a)	5.23%	4.95%	3.22%	1.52%		1.12	%(d)
Total return	5.37%	5.11%	3.26%	1.40%		0.80	%(c)(d)

Master Portfolio	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003
Treasury Money Market
Ratio of expenses to average net assets(a)	0.01%	0.00%	0.00%	0.00	%(b)	n/a
Ratio of expenses to average net assets prior to expense reductions(a)	0.12%	0.13%	0.10%	0.10	%(b)	n/a
Ratio of net investment income to average net assets(a)	4.81%	5.03%	3.99%	1.82	%(b)	n/a
Total return	4.98%	5.04%	3.20%	0.61	%(b)(c)	n/a

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

37

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

5.	SUBSEQUENT EVENTS

On February 19, 2008, an affiliate of BGFA purchased securities from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $34,998,569 and $181,990,742, respectively, prices in excess of the securities’ then current fair value.

38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

39

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

40

Notes:

Notes:

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-244-1544, and on the SEC's website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMTR1207

BARCLAYS GLOBAL INVESTORS

BARCLAYS

Item 2.	Code of Ethics.

Barclays Global Investors Funds (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President (the Registrant’s Principal Executive Officer) and/or Chief Financial Officer (the Registrant’s Principal Financial Officer), and any persons performing similar functions. For the fiscal year ended December 31, 2007, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Mary G.F. Bitterman, Leo Soong, Wendy Paskin-Jordan and A. John Gambs, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $112,750 for the fiscal year ended December 31, 2006 and $118,388 for the fiscal year ended December 31, 2007.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended December 31, 2006 and December 31, 2007 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns and excise tax calculations, were $69,600 for the fiscal year ended December 31, 2006 and $66,990 for the fiscal year ended December 31, 2007.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended December 31, 2006 and December 31, 2007 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended December 31, 2007 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant’s, to the Registrant’s investment adviser and to any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $2,508,726 for the fiscal year ended December 31, 2006 and $2,766,738 for the fiscal year ended December 31, 2007.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barclays Global Investors Funds

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: February 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: February 26, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: February 26, 2008